                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
-------------------------------------------------------------------------------

                          MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116

-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) RESEARCH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH SERIES

Objective: Seeks to provide long-term growth of capital and future income.


TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.6%
              Cash & Other Net Assets                     0.4%

              TOP TEN HOLDINGS

              Tyco International Ltd.                     2.5%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.5%
              ------------------------------------------------
              Altria Group, Inc.                          2.5%
              ------------------------------------------------
              Intel Corp.                                 2.4%
              ------------------------------------------------
              Bank of America Corp.                       2.4%
              ------------------------------------------------
              Johnson & Johnson                           2.0%
              ------------------------------------------------
              Franklin Resources, Inc.                    2.0%
              ------------------------------------------------
              PETsMART, Inc.                              1.9%
              ------------------------------------------------
              Wyeth                                       1.9%
              ------------------------------------------------
              Legg Mason, Inc.                            1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         21.2%
              ------------------------------------------------
              Technology                                 14.1%
              ------------------------------------------------
              Health Care                                13.1%
              ------------------------------------------------
              Energy                                      9.7%
              ------------------------------------------------
              Consumer Staples                            7.5%
              ------------------------------------------------
              Retailing                                   7.1%
              ------------------------------------------------
              Utilities & Communications                  6.7%
              ------------------------------------------------
              Basic Materials                             6.6%
              ------------------------------------------------
              Industrial Goods & Services                 6.0%
              ------------------------------------------------
              Leisure                                     4.5%
              ------------------------------------------------
              Special Products & Services                 1.7%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Research Series provided a total return of 7.80%, while Service Class shares provided a total return of 7.57%. In comparison, the series' benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Stock Index), returned 4.91%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector boosted relative performance as our holdings in investment management firm Legg Mason, which is not a benchmark constituent, significantly outperformed the benchmark over the period. Other stocks in this sector that positively impacted results included investment manager Franklin Resources and investment banking firm Goldman Sachs Group.

Security selection in the energy sector also contributed to performance. The portfolio's holdings in drilling rig operator GlobalSantaFe, which is not a benchmark constituent, was the top contributing stock within this sector. Other energy stocks that benefited relative results included offshore drilling company Noble, oil field services provider Halliburton*, and French integrated oil company TOTAL, which is not an index constituent.

Although positive relative contribution from the special products and services sector resulted primarily from strong stock selection, no individual stocks within this sector were among the portfolio's top contributors. Stocks in other sectors that aided performance included flash memory storage products maker SanDisk, multimedia image provider Getty Images, and drug-maker Endo Pharmaceuticals Holdings, none of which are benchmark constituents.

DETRACTORS FROM PERFORMANCE

The technology sector was the largest relative detractor as stock selection within this sector held back results. The portfolio's holdings in network security software company Symantec* and computer company Dell proved disappointing as shares of both declined over the period. Additionally, not owning strong-performing benchmark constituent Apple Computer was a drag on relative returns as the stock more than doubled over the year.

The autos and housing and basic materials sectors also hurt results. In autos and housing, our positions in home improvement products maker Masco and motorcycle manufacturer Harley-Davidson* hindered results. In basic materials, newsprint maker Bowater, which is not an index constituent, was among the top detractors. Elsewhere, biotechnology firm ImClone Systems, apparel retailer Gap, hospital operator Tenet Healthcare*, and insurance firm American International Group* dampened performance.

During the reporting period, the portfolio's currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

Katrina Mead
Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

                                   MFS
                           Research Series --        S&P 500
                              Initial Class        Stock Index
            12/95               $10,000             $10,000
            12/96                12,233              12,295
            12/97                14,712              16,395
            12/98                18,152              21,080
            12/99                22,517              25,515
            12/00                21,425              23,194
            12/01                16,872              20,440
            12/02                12,732              15,924
            12/03                15,878              20,489
            12/04                18,395              22,717
            12/05                19,829              23,832

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class      Class inception date      1-yr        5-yr        10-yr
---------------------------------------------------------------------------
     Initial              7/26/95             7.80%       -1.54%      7.09%
---------------------------------------------------------------------------
     Service              5/01/00             7.57%       -1.76%      6.95%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
S&P 500 Stock Index (s)                       4.91%        0.54%      9.07%
---------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

S&P 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual            0.94%       $1,000.00      $1,069.80          $4.90
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   0.94%       $1,000.00      $1,020.47          $4.79
--------------------------------------------------------------------------------
         Actual            1.20%       $1,000.00      $1,068.00          $6.25
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.20%       $1,000.00      $1,019.16         $6.11
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 99.6%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 2.6%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        40,800     $  2,596,104
United Technologies Corp.                                                    92,720        5,183,975
----------------------------------------------------------------------------------------------------
                                                                                          $7,780,079
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.9%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                  196,330     $  2,843,117
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.4%
----------------------------------------------------------------------------------------------------
Columbia Sportswear Co.(l)(n)                                                31,240     $  1,491,085
Nike, Inc., "B"                                                              30,810        2,674,000
----------------------------------------------------------------------------------------------------
                                                                                          $4,165,085
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.5%
----------------------------------------------------------------------------------------------------
American Express Co.                                                         59,530     $  3,063,414
Bank of America Corp.                                                       155,220        7,163,403
Capital One Financial Corp.                                                  32,600        2,816,640
J.P. Morgan Chase & Co.                                                     100,250        3,978,923
PNC Financial Services Group, Inc.                                           75,760        4,684,241
SLM Corp.                                                                    72,160        3,975,294
----------------------------------------------------------------------------------------------------
                                                                                         $25,681,915
----------------------------------------------------------------------------------------------------
Biotechnology - 3.3%
----------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                               35,110     $  2,768,775
Genzyme Corp.(n)                                                             20,660        1,462,315
Gilead Sciences, Inc.(n)                                                     53,220        2,800,969
ImClone Systems, Inc.(l)(n)                                                  84,360        2,888,486
----------------------------------------------------------------------------------------------------
                                                                                          $9,920,545
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.0%
----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                             123,250     $  2,954,303
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 7.6%
----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     63,160     $  5,937,672
Goldman Sachs Group, Inc.                                                    32,250        4,118,648
Legg Mason, Inc.                                                             45,729        5,473,304
Lehman Brothers Holdings, Inc.                                               35,190        4,510,302
Mellon Financial Corp.                                                       89,270        3,057,498
----------------------------------------------------------------------------------------------------
                                                                                         $23,097,424
----------------------------------------------------------------------------------------------------
Business Services - 1.7%
----------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                25,700     $  2,305,290
Getty Images, Inc.(l)(n)                                                     32,570        2,907,524
----------------------------------------------------------------------------------------------------
                                                                                          $5,212,814
----------------------------------------------------------------------------------------------------
Chemicals - 1.3%
----------------------------------------------------------------------------------------------------
Nalco Holding Co.(n)                                                        226,430     $  4,010,075
----------------------------------------------------------------------------------------------------
Computer Software - 2.2%
----------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"(n)                                                  45,360     $  3,753,086
Oracle Corp.(n)                                                             250,400        3,057,384
----------------------------------------------------------------------------------------------------
                                                                                          $6,810,470
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.7%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                               81,870     $  2,251,425
Dell, Inc.(n)                                                                92,710        2,780,373
----------------------------------------------------------------------------------------------------
                                                                                          $5,031,798
----------------------------------------------------------------------------------------------------
Construction - 1.4%
----------------------------------------------------------------------------------------------------
Masco Corp.                                                                 141,310     $  4,266,149
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                          53,950     $  1,540,272
Procter & Gamble Co.                                                         20,389        1,180,115
----------------------------------------------------------------------------------------------------
                                                                                          $2,720,387
----------------------------------------------------------------------------------------------------
Containers - 1.5%
----------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.(n)                                                     220,830     $  4,646,263
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.4%
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     264,260     $  7,626,544
W.W. Grainger, Inc.                                                          38,450        2,733,795
----------------------------------------------------------------------------------------------------
                                                                                         $10,360,339
----------------------------------------------------------------------------------------------------
Electronics - 6.2%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.(l)                                                       4,300     $    154,241
Intel Corp.                                                                 289,960        7,237,402
Marvell Technology Group Ltd.(n)                                             51,800        2,905,462
SanDisk Corp.(n)                                                             78,670        4,942,049
Tessera Technologies, Inc.(n)                                                55,500        1,434,675
Xilinx, Inc.                                                                 84,970        2,142,094
----------------------------------------------------------------------------------------------------
                                                                                         $18,815,923
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
----------------------------------------------------------------------------------------------------
Apache Corp.                                                                 65,100     $  4,460,652
----------------------------------------------------------------------------------------------------
Energy - Integrated - 4.3%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           39,990     $  5,071,532
Exxon Mobil Corp.                                                            79,140        4,445,294
TOTAL S.A., ADR(l)                                                           26,680        3,372,352
----------------------------------------------------------------------------------------------------
                                                                                         $12,889,178
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                                    62,610     $  1,654,156
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.3%
----------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                30,410     $  1,225,827
Nestle S.A.                                                                  12,061        3,603,309
PepsiCo, Inc.                                                                86,860        5,131,689
----------------------------------------------------------------------------------------------------
                                                                                          $9,960,825
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                  330,950     $  1,340,347
Bowater, Inc.(l)                                                             52,600        1,615,872
----------------------------------------------------------------------------------------------------
                                                                                          $2,956,219
----------------------------------------------------------------------------------------------------
General Merchandise - 2.4%
----------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                              59,740     $  2,903,364
Target Corp.                                                                 50,530        2,777,634
Wal-Mart Stores, Inc.                                                        31,300        1,464,840
----------------------------------------------------------------------------------------------------
                                                                                          $7,145,838
----------------------------------------------------------------------------------------------------
Insurance - 5.1%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     53,650     $  2,867,056
Chubb Corp.                                                                  33,830        3,303,499
Endurance Specialty Holdings Ltd.                                            40,840        1,464,114
Genworth Financial, Inc., "A"                                               101,730        3,517,823
PartnerRe Ltd.                                                               22,580        1,482,829
St. Paul Travelers Cos., Inc.                                                66,440        2,967,875
----------------------------------------------------------------------------------------------------
                                                                                         $15,603,196
----------------------------------------------------------------------------------------------------
Internet - 1.3%
----------------------------------------------------------------------------------------------------
Google, Inc., "A"(n)                                                          9,790     $  4,061,479
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                     74,300     $  3,886,633
THQ, Inc.(l)(n)                                                              62,500        1,490,625
----------------------------------------------------------------------------------------------------
                                                                                          $5,377,258
----------------------------------------------------------------------------------------------------
Medical Equipment - 2.7%
----------------------------------------------------------------------------------------------------
Alcon, Inc.(l)                                                               12,930     $  1,675,728
Millipore Corp.(n)                                                           42,220        2,788,209
Zimmer Holdings, Inc.(n)                                                     53,960        3,639,062
----------------------------------------------------------------------------------------------------
                                                                                          $8,102,999
----------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%
----------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                            237,100     $  3,869,588
Companhia Vale do Rio Doce, ADR                                              51,220        2,107,191
----------------------------------------------------------------------------------------------------
                                                                                          $5,976,779
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------------
Sempra Energy                                                                10,350     $    464,094
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.3%
----------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(n)                                                   178,890     $  3,989,247
----------------------------------------------------------------------------------------------------
Oil Services - 3.9%
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                         155,958     $  7,509,378
Noble Corp.(l)                                                               62,650        4,419,331
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,928,709
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.4%
----------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                                168,750     $  2,298,375
Network Appliance, Inc.(l)(n)                                                77,270        2,086,290
----------------------------------------------------------------------------------------------------
                                                                                        $  4,384,665
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.1%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          27,960     $  1,102,463
Eli Lilly & Co.                                                              76,370        4,321,778
Endo Pharmaceuticals Holdings, Inc.(n)                                       92,520        2,799,655
Johnson & Johnson                                                           100,350        6,031,035
Medicis Pharmaceutical Corp., "A"(l)                                         44,370        1,422,059
Wyeth                                                                       123,950        5,710,376
----------------------------------------------------------------------------------------------------
                                                                                        $ 21,387,366
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.7%
----------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                      2,800     $  2,142,000
----------------------------------------------------------------------------------------------------
Restaurants - 1.0%
----------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(l)(n)                                        31,990     $  1,587,664
Rare Hospitality International, Inc.(n)                                      49,670        1,509,471
----------------------------------------------------------------------------------------------------
                                                                                        $  3,097,135
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.8%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                48,650     $  2,576,504
----------------------------------------------------------------------------------------------------
Specialty Stores - 2.8%
----------------------------------------------------------------------------------------------------
Gap, Inc.                                                                   145,680     $  2,569,795
PETsMART, Inc.                                                              226,450        5,810,707
----------------------------------------------------------------------------------------------------
                                                                                        $  8,380,502
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                         27,450     $    803,187
Vodafone Group PLC, ADR                                                     122,879        2,638,212
----------------------------------------------------------------------------------------------------
                                                                                        $  3,441,399
----------------------------------------------------------------------------------------------------
Telephone Services - 2.3%
----------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                             35,480     $  1,176,517
Sprint Nextel Corp.                                                         220,030        5,139,901
Verizon Communications, Inc.                                                 20,250          609,930
----------------------------------------------------------------------------------------------------
                                                                                        $  6,926,348
----------------------------------------------------------------------------------------------------
Tobacco - 2.4%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           99,430     $  7,429,410
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.1%
----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                             107,600     $  4,471,856
NRG Energy, Inc.(l)(n)                                                      101,720        4,793,046
----------------------------------------------------------------------------------------------------
                                                                                        $  9,264,902
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $282,384,451)                                            $301,917,546
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.4%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06, at Amortized Cost(y)$  1,244,000     $  1,243,710
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 5.6%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                              16,819,618     $ 16,819,618
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $300,447,779)                                       $319,980,874
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.6)%                                                  (16,975,074)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $303,005,800
----------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                                  STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $16,445,160 of securities on loan
(identified cost, $300,447,779)                                                          $319,980,874
Cash                                                                                              222
Receivable for investments sold                                                               503,032
Receivable for series shares sold                                                              65,907
Interest and dividends receivable                                                             379,348
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $320,929,383
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $653,108
Payable for series shares reacquired                                                          335,177
Collateral for securities loaned, at value                                                 16,819,618
Payable to affiliates
  Management fee                                                                               12,506
  Shareholder servicing costs                                                                     667
  Distribution fees                                                                               186
  Administrative services fee                                                                     151
Accrued expenses and other liabilities                                                        102,170
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $17,923,583
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $303,005,800
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $574,829,283
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                19,532,942
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                            (292,807,261)
Undistributed net investment income                                                         1,450,836
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $303,005,800
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          18,471,154
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $289,472,499
  Shares outstanding                                                                       17,642,214
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $16.41
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $13,533,301
  Shares outstanding                                                                          828,940
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $16.33
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $4,339,743
  Interest                                                                                     153,748
  Foreign taxes withheld                                                                       (75,852)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $4,417,639
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $2,365,060
  Distribution fees                                                                             28,024
  Shareholder servicing costs                                                                  111,280
  Administrative services fee                                                                   42,263
  Independent trustees' compensation                                                             9,938
  Custodian fee                                                                                124,132
  Printing                                                                                     151,709
  Auditing fees                                                                                 46,587
  Legal fees                                                                                    10,125
  Shareholder solicitation expenses                                                             68,339
  Miscellaneous                                                                                 15,490
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,972,947
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (15,190)
  Reduction of expenses by investment adviser                                                   (1,646)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,956,111
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,461,528
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $38,614,771
  Foreign currency transactions                                                                 (9,744)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $38,605,027
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(18,496,315)
  Translation of assets and liabilities in foreign currencies                                   (2,075)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(18,498,390)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $20,106,637
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $21,568,165
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                                           2005                     2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,461,528              $1,582,206
Net realized gain (loss) on investments and foreign currency transactions                  38,605,027              31,637,935
Net unrealized gain (loss) on investments and foreign currency translation                (18,498,390)             16,434,435
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $21,568,165             $49,654,576
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,528,338)            $(3,713,537)
  Service Class                                                                               (32,178)                (74,698)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,560,516)            $(3,788,235)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(65,685,243)           $(56,339,354)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(45,677,594)           $(10,473,013)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $348,683,394            $359,156,407
At end of period (including undistributed net investment income of $1,450,836 and
$1,559,568, respectively)                                                                $303,005,800            $348,683,394
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                       -----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $15.30          $13.35          $10.78          $14.32         $20.80
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.07           $0.06           $0.10           $0.06          $0.03
Net realized and unrealized gain (loss) on
investments and foreign currency                           1.11            2.04            2.55           (3.57)         (4.15)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.18           $2.10           $2.65          $(3.51)        $(4.12)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.07)         $(0.15)         $(0.08)         $(0.03)        $(0.00)(w)
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (2.36)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.07)         $(0.15)         $(0.08)         $(0.03)        $(2.36)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.41          $15.30          $13.35          $10.78         $14.32
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 7.80           15.85(b)        24.71(j)       (24.54)        (21.25)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.93            0.88            0.88            0.87           0.89
Expenses after expense reductions (f)                      0.93            0.88            0.88            0.87           0.89
Net investment income                                      0.47            0.47            0.83            0.52           0.20
Portfolio turnover                                           93             118             124              98             99
Net assets at end of period (000 Omitted)              $289,472        $339,259        $352,464        $488,917       $808,889
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                         ---------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $15.23          $13.30          $10.74          $14.27         $20.78
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.04           $0.03           $0.07           $0.04          $0.00(w)
Net realized and unrealized gain (loss) on
investments and foreign currency                           1.11            2.02            2.54           (3.56)         (4.15)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $1.15           $2.05           $2.61          $(3.52)        $(4.15)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.05)         $(0.12)         $(0.05)         $(0.01)           $--
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (2.36)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.05)         $(0.12)         $(0.05)         $(0.01)        $(2.36)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.33          $15.23          $13.30          $10.74         $14.27
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 7.57           15.57(b)        24.37(j)       (24.72)        (21.39)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.19            1.13            1.13            1.10           1.09
Expenses after expense reductions (f)                      1.19            1.13            1.13            1.10           1.09
Net investment income                                      0.23            0.21            0.58            0.32           0.00
Portfolio turnover                                           93             118             124              98             99
Net assets at end of period (000 Omitted)               $13,533          $9,424          $6,693          $6,211         $7,601
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.22%.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 98 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $13,446 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $1,744 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                           12/31/05        12/31/04
           Ordinary income (including
           any short-term capital gains)  $1,560,516      $3,788,235

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                          $300,733,999
           ---------------------------------------------------------
           Gross appreciation                            $28,483,363
           Gross depreciation                             (9,236,488)
           ---------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                                $19,246,875
           Undistributed ordinary income                   1,450,836
           Capital loss carryforwards                   (292,521,041)
           Other temporary differences                          (153)

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

           December 31, 2009                           $(129,669,828)
           December 31, 2010                            (162,851,213)
           ---------------------------------------------------------
              Total                                    $(292,521,041)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                            EFFECTIVE
                                            BEGINNING      EFFECTIVE
                                            OF PERIOD        8/01/05

           First $1 billion of average
           daily net assets                    0.75%          0.75%
           Average daily net assets in
           excess of $1 billion                0.75%          0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $110,369, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $569.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0134% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,646, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $232,837 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $289,177,518 and $347,938,665, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                            Year ended 12/31/05            Year ended 12/31/04
                                                                           SHARES          AMOUNT         SHARES         AMOUNT

INITIAL CLASS SHARES

Shares sold                                                               1,211,131      $18,866,366     1,351,102     $18,777,903
Shares issued to shareholders in reinvestment of distributions              106,282        1,528,338       274,670       3,713,537
Shares reacquired                                                        (5,854,838)     (89,322,943)   (5,854,731)    (80,511,618)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                               (4,537,425)    $(68,928,239)   (4,228,959)   $(58,020,178)

SERVICE CLASS SHARES
Shares sold                                                                 286,168       $4,406,939       356,245      $4,908,864
Shares issued to shareholders in reinvestment of distributions                2,244           32,178         5,537          74,698
Shares reacquired                                                           (78,304)      (1,196,121)     (246,171)     (3,302,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                  210,108       $3,242,996       115,611      $1,680,824

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $2,018, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Research Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                   CUSTODIANS
Massachusetts Financial Services Company                             State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                      225 Franklin Street, Boston, MA 02110
02116-3741
                                                                     JP Morgan Chase Bank
DISTRIBUTOR                                                          One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                          New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                           INDEPENDENT REGISTERED PUBLIC
                                                                     ACCOUNTING FIRM
PORTFOLIO MANAGER                                                    Deloitte & Touche LLP
Katrina Mead                                                         200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 72nd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 17th percentile for the one-year period and the 75th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VFR-ANN 02/06 54M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) INVESTORS TRUST SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS TRUST SERIES

Objective: Seeks mainly to provide long-term growth of capital with a secondary objective to provide reasonable current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.1%
              Cash & Other Net Assets                     1.9%

              TOP TEN HOLDINGS

              American International Group, Inc.          3.3%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              United Technologies Corp.                   2.5%
              ------------------------------------------------
              EMC Corp.                                   2.3%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Amgen, Inc.                                 2.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.8%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         16.8%
              ------------------------------------------------
              Health Care                                16.8%
              ------------------------------------------------
              Technology                                 15.7%
              ------------------------------------------------
              Consumer Staples                            9.9%
              ------------------------------------------------
              Energy                                      9.9%
              ------------------------------------------------
              Industrial Goods & Services                 8.0%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Leisure                                     4.7%
              ------------------------------------------------
              Basic Materials                             3.9%
              ------------------------------------------------
              Utilities & Communications                  3.2%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------
              Autos & Housing                             0.7%
              ------------------------------------------------
              Special Products & Services                 0.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Investors Trust Series provided a total return of 7.31%, while the Service Class shares provided a total return of 7.02%. In comparison, the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index) returned 4.91%.

CONTRIBUTORS TO PERFORMANCE

During the reporting period, the energy, financial services, and health care sectors were top contributors to relative performance. In each case, security selection was the primary driver. In energy, oil field services provider Halliburton, exploration and production company EOG Resources, offshore drilling companies Noble Corp and Transocean, and Canadian oil and gas company EnCana, which is not an index constituent, contributed to relative performance.

In financial services, investment management firm Legg Mason (not an index constituent) aided relative results. In health care, holdings in biotech firm Gilead Sciences proved beneficial.

Other individual contributors over the period included computer manufacturer Apple Computer and agrichemical products manufacturer Monsanto. Favorable positioning in computer products and services provider International Business Machines (IBM) also benefited the portfolio.

DETRACTORS FROM PERFORMANCE

The utilities and communication sector detracted from relative performance over the period. U.K.-based wireless phone services provider Vodafone Group (not an index constituent) was among the top detractors during the period. Although the transportation and special products and services sectors also hurt results, no individual stocks within these sectors were among the top detractors of the portfolio.

Stocks in other sectors that detracted from results included manufacturing conglomerate Tyco International, direct-sale computer vendor Dell, and pharmaceutical company Abbott Laboratories.

During the reporting period, currency exposure was a detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for portfolios to have different currency exposure than the benchmark.

Respectfully,

T. Kevin Beatty                                       Nicole Zatlyn
Portfolio Manager                                     Portfolio Manager

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS portfolios. References to specific securities are not recommendations of such securities and may not be representative of any MFS portfolios' current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

                              MFS Investors
                            Trust Series --          S&P 500
                              Initial Class        Stock Index
              12/95             $10,000             $10,000
              12/96              12,446              12,295
              12/97              16,152              16,395
              12/98              19,758              21,080
              12/99              21,081              25,515
              12/00              21,049              23,194
              12/01              17,691              20,440
              12/02              13,983              15,924
              12/03              17,080              20,489
              12/04              19,019              22,717
              12/05              20,410              23,832

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr        10-yr
---------------------------------------------------------------------------
     Initial             10/09/95             7.31%       -0.62%      7.40%
---------------------------------------------------------------------------
     Service              5/01/00             7.02%       -0.84%      7.26%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
S & P 500 Stock Index(s)                      4.91%        0.54%      9.07%
---------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

S&P 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.87%     $1,000.00       $1,077.70         $4.56
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.87%     $1,000.00       $1,020.82         $4.43
--------------------------------------------------------------------------------
         Actual             1.12%     $1,000.00       $1,076.90         $5.86
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.12%     $1,000.00       $1,019.56         $5.70
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.1%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 4.6%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                       263,010     $ 16,735,325
United Technologies Corp.                                                   356,180       19,914,024
----------------------------------------------------------------------------------------------------
                                                                                        $ 36,649,349
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.9%
----------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                              85,080     $  7,384,093
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.9%
----------------------------------------------------------------------------------------------------
American Express Co.                                                        180,680     $  9,297,793
Bank of America Corp.                                                       354,130       16,343,100
J.P. Morgan Chase & Co.                                                     366,540       14,547,973
SLM Corp.                                                                   209,960       11,566,696
Wells Fargo & Co.                                                           190,900       11,994,247
----------------------------------------------------------------------------------------------------
                                                                                        $ 63,749,809
----------------------------------------------------------------------------------------------------
Biotechnology - 4.2%
----------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                              208,350     $ 16,430,481
Genzyme Corp.(n)                                                             82,570        5,844,305
Gilead Sciences, Inc.(n)                                                    218,370       11,492,813
----------------------------------------------------------------------------------------------------
                                                                                        $ 33,767,599
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.8%
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                           236,011     $  7,693,959
Walt Disney Co.                                                             276,100        6,618,117
----------------------------------------------------------------------------------------------------
                                                                                        $ 14,312,076
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.7%
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                   104,930     $ 13,400,610
Legg Mason, Inc.(l)                                                          68,810        8,235,869
Lehman Brothers Holdings, Inc.                                               65,630        8,411,797
----------------------------------------------------------------------------------------------------
                                                                                        $ 30,048,276
----------------------------------------------------------------------------------------------------
Business Services - 0.6%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                         156,280     $  4,511,804
----------------------------------------------------------------------------------------------------
Chemicals - 2.8%
----------------------------------------------------------------------------------------------------
3M Co.                                                                      103,980     $  8,058,450
Dow Chemical Co.                                                            175,110        7,673,320
Monsanto Co.                                                                 89,760        6,959,093
----------------------------------------------------------------------------------------------------
                                                                                        $ 22,690,863
----------------------------------------------------------------------------------------------------
Computer Software - 2.1%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         133,380     $  4,929,725
Oracle Corp.(n)                                                             954,060       11,649,073
----------------------------------------------------------------------------------------------------
                                                                                        $ 16,578,798
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.2%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                              309,240     $  8,504,100
Apple Computer, Inc.(n)                                                     123,120        8,851,097
Dell, Inc.(n)                                                               285,580        8,564,544
International Business Machines Corp.                                        95,050        7,813,110
----------------------------------------------------------------------------------------------------
                                                                                        $ 33,732,851
----------------------------------------------------------------------------------------------------
Construction - 0.7%
----------------------------------------------------------------------------------------------------
Masco Corp.                                                                 198,480     $  5,992,111
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.0%
----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                       201,250     $ 11,038,563
Procter & Gamble Co.                                                        251,300       14,545,244
Reckitt Benckiser PLC                                                       441,090       14,556,825
----------------------------------------------------------------------------------------------------
                                                                                        $ 40,140,632
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.5%
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     425,720     $ 12,286,279
----------------------------------------------------------------------------------------------------
Electronics - 4.2%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                        124,740     $  4,474,424
Intel Corp.                                                                 297,620        7,428,595
Samsung Electronics Co. Ltd., GDR                                            32,670       10,764,765
SanDisk Corp.(n)                                                            107,630        6,761,317
Xilinx, Inc.                                                                171,020        4,311,414
----------------------------------------------------------------------------------------------------
                                                                                        $ 33,740,515
----------------------------------------------------------------------------------------------------
Energy - Independent - 2.0%
----------------------------------------------------------------------------------------------------
EnCana Corp.                                                                123,860     $  5,593,518
EOG Resources, Inc.                                                         140,730       10,325,360
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,918,878
----------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           75,110     $  9,525,450
BP PLC, ADR                                                                 133,074        8,546,012
TOTAL S.A., ADR(l)                                                          101,800       12,867,520
----------------------------------------------------------------------------------------------------
                                                                                        $ 30,938,982
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.2%
----------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                               140,510     $  5,663,958
Nestle S.A.                                                                  27,526        8,223,587
PepsiCo, Inc.                                                               200,101       11,821,967
----------------------------------------------------------------------------------------------------
                                                                                        $ 25,709,512
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
----------------------------------------------------------------------------------------------------
Carnival Corp.                                                              173,960     $  9,301,641
Hilton Group PLC                                                            882,210        5,512,069
----------------------------------------------------------------------------------------------------
                                                                                        $ 14,813,710
----------------------------------------------------------------------------------------------------
General Merchandise - 3.3%
----------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                             125,860     $  6,116,796
Target Corp.                                                                225,140       12,375,946
Wal-Mart Stores, Inc.                                                       162,380        7,599,384
----------------------------------------------------------------------------------------------------
                                                                                        $ 26,092,126
----------------------------------------------------------------------------------------------------
Insurance - 5.2%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                    117,300     $  6,268,512
American International Group, Inc.                                          391,688       26,724,872
Genworth Financial, Inc., "A"                                               243,850        8,432,333
----------------------------------------------------------------------------------------------------
                                                                                        $ 41,425,717
----------------------------------------------------------------------------------------------------
Internet - 0.5%
----------------------------------------------------------------------------------------------------
Yahoo!, Inc.(n)                                                              93,790     $  3,674,692
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                    164,590     $  8,609,703
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                           202,500     $ 11,698,425
Illinois Tool Works, Inc.(l)                                                 44,380        3,904,996
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,603,421
----------------------------------------------------------------------------------------------------
Medical Equipment - 2.6%
----------------------------------------------------------------------------------------------------
Boston Scientific Corp.(n)                                                  198,680     $  4,865,673
Medtronic, Inc.                                                             136,770        7,873,849
Zimmer Holdings, Inc.(n)                                                    117,880        7,949,827
----------------------------------------------------------------------------------------------------
                                                                                        $ 20,689,349
----------------------------------------------------------------------------------------------------
Network & Telecom - 2.4%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                      716,112     $ 12,259,837
QUALCOMM, Inc.                                                              170,910        7,362,803
----------------------------------------------------------------------------------------------------
                                                                                        $ 19,622,640
----------------------------------------------------------------------------------------------------
Oil Services - 4.0%
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                         176,180     $  8,483,067
Halliburton Co.                                                              48,580        3,010,017
Noble Corp.                                                                 156,420       11,033,867
Transocean, Inc.(n)                                                         137,970        9,615,129
----------------------------------------------------------------------------------------------------
                                                                                        $ 32,142,080
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
----------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                              1,352,040     $ 18,414,785
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.0%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                         329,600     $ 12,996,128
Eli Lilly & Co.                                                             215,060       12,170,245
Johnson & Johnson                                                           372,326       22,376,793
Roche Holding AG                                                             60,510        9,075,695
Teva Pharmaceutical Industries Ltd., ADR(l)                                 170,880        7,349,549
Wyeth                                                                       353,700       16,294,959
----------------------------------------------------------------------------------------------------
                                                                                        $ 80,263,369
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                               168,660     $  8,932,234
----------------------------------------------------------------------------------------------------
Specialty Stores - 2.7%
----------------------------------------------------------------------------------------------------
Gap, Inc.                                                                   280,050     $  4,940,082
Staples, Inc.                                                               405,155        9,201,070
TJX Cos., Inc.                                                              313,500        7,282,605
----------------------------------------------------------------------------------------------------
                                                                                        $ 21,423,757
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                     217,925     $  4,678,850
----------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
----------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         436,690     $ 10,201,078
----------------------------------------------------------------------------------------------------
Tobacco - 1.7%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                          187,900     $ 14,039,888
----------------------------------------------------------------------------------------------------
Trucking - 1.0%
----------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  74,250     $  7,676,708
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.3%
----------------------------------------------------------------------------------------------------
Entergy Corp.                                                                33,200     $  2,279,180
Exelon Corp.                                                                156,130        8,296,748
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,575,928
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $703,459,979)                                            $787,032,462
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.7%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06, at Amortized Cost(y)$ 13,551,000     $ 13,547,838
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.4%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Val  19,248,505     $ 19,248,505
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $736,256,322)                                       $819,828,805
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.2)%                                                  (17,402,245)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $802,426,560
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $18,842,581 of securities on loan
(identified cost, $736,256,322)                                                          $819,828,805
Cash                                                                                        1,117,259
Receivable for investments sold                                                             2,588,506
Receivable for series shares sold                                                             289,408
Interest and dividends receivable                                                             771,292
Other assets                                                                                      377
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $824,595,647
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $1,922,814
Payable for series shares reacquired                                                          839,040
Collateral for securities loaned, at value                                                 19,248,505
Payable to affiliates
  Management fee                                                                               33,304
  Shareholder servicing costs                                                                   1,249
  Distribution fee                                                                              1,097
  Administrative services fee                                                                     311
Accrued expenses and other liabilities                                                        122,767
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $22,169,087
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $802,426,560
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $777,745,268
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          83,569,277
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (62,819,093)
Undistributed net investment income                                                         3,931,108
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $802,426,560
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          41,614,459
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $722,738,378
  Shares outstanding                                                                       37,461,451
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $19.29
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $79,688,182
  Shares outstanding                                                                        4,153,008
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $19.19
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                $10,286,421
  Interest                                                                                     486,260
  Foreign taxes withheld                                                                      (157,822)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $10,614,859
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $5,560,439
  Distribution fee                                                                             190,710
  Shareholder servicing costs                                                                  260,526
  Administrative services fee                                                                   91,352
  Independent trustees' compensation                                                            16,680
  Custodian fee                                                                                255,218
  Printing                                                                                     181,614
  Auditing fees                                                                                 46,116
  Legal fees                                                                                    21,534
  Shareholder solicitation expenses                                                             78,706
  Miscellaneous                                                                                 45,829
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $6,748,724
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (52,948)
  Reduction of expenses by investment adviser                                                   (3,632)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $6,692,144
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $3,922,715
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $59,058,757
  Foreign currency transactions                                                                  9,302
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $59,068,059
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $(9,464,533)
  Translation of assets and liabilities in foreign currencies                                  (13,616)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(9,478,149)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $49,589,910
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $53,512,625
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                          2005                     2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $3,922,715               $3,939,148
Net realized gain (loss) on investments and foreign currency transactions                 59,068,059               26,794,872
Net unrealized gain (loss) on investments and foreign currency translation                (9,478,149)              39,525,460
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $53,512,625              $70,259,480
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                          $(3,638,977)             $(3,214,381)
  Service  Class                                                                            (237,523)                (326,103)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(3,876,500)             $(3,540,484)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $44,793,915              $85,353,409
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $94,430,040             $152,072,405
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  $707,996,520             $555,924,115
At end of period (including undistributed net investment income of $3,931,108 and
$3,875,591, respectively)                                                               $802,426,560             $707,996,520
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                              -----------------------------------------------------------------
                                                                   2005            2004          2003         2002         2001
Net asset value, beginning of period                             $18.08         $16.34         $13.47       $17.12       $21.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                         $0.10          $0.11          $0.11        $0.09        $0.10
Net realized and unrealized gain (loss) on investments and
foreign currency                                                   1.21           1.73           2.86        (3.66)        3.40
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.31          $1.84          $2.97       $(3.57)      $(3.30)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $(0.10)        $(0.10)        $(0.10)      $(0.08)      $(0.09)
From net realized gain on investments and foreign currency
transactions                                                         --             --             --           --        (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(0.10)        $(0.10)        $(0.10)      $(0.08)      $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $19.29         $18.08         $16.34       $13.47       $17.12
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(k)                                         7.31          11.36(b)       22.15       (20.96)      (15.95)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             0.88           0.86           0.87         0.88         0.90
Expenses after expense reductions (f)                              0.88           0.86           0.87         0.88         0.90
Net investment income                                              0.55           0.68           0.78         0.62         0.54
Portfolio turnover                                                   55             89             88           71           84
Net assets at end of period (000 Omitted)                      $722,738       $631,827       $481,914     $378,720     $502,723
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                       YEARS ENDED 12/31
                                                                   ------------------------------------------------------------
                                                                       2005           2004         2003        2002        2001
Net asset value, beginning of period                                 $17.99        $16.26        $13.41      $17.07      $20.97
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                             $0.06         $0.07         $0.08       $0.06       $0.05
Net realized and unrealized gain (loss) on investments
and foreign currency                                                   1.20          1.73          2.84       (3.65)      (3.37)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $1.26         $1.80         $2.92      $(3.59)     $(3.32)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           $(0.06)       $(0.07)       $(0.07)     $(0.07)     $(0.09)
From net realized gain on investments and foreign
currency transactions                                                    --            --            --          --       (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.06)       $(0.07)       $(0.07)     $(0.07)     $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $19.19        $17.99        $16.26      $13.41      $17.07
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(k)                                             7.02         11.12(b)      21.84      (21.15)     (16.10)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 1.13          1.11          1.12        1.11        1.10
Expenses after expense reductions (f)                                  1.13          1.11          1.12        1.11        1.10
Net investment income                                                  0.31          0.42          0.53        0.41        0.30
Portfolio turnover                                                       55            89            88          71          84
Net assets at end of period (000 Omitted)                           $79,688       $76,169       $74,010     $53,623     $44,096
-------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Investors Trust Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 83 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $33,449 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $19,499 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferral, and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                              12/31/05     12/31/04
           Ordinary income (including any
           short-term capital gains)         $3,876,500   $3,540,484

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF DECEMBER 31, 2005

              Cost of investments                       $739,878,020
              ------------------------------------------------------
              Gross appreciation                         $94,315,215
              Gross depreciation                         (14,364,430)
              ------------------------------------------------------
              Net unrealized appreciation
              (depreciation)                             $79,950,785
              Undistributed ordinary income                3,931,108
              Capital loss carryforwards                 (59,137,598)
              Other temporary differences                    (63,003)

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              December 31, 2010                         $(54,611,759)
              December 31, 2011                           (4,525,839)
              ------------------------------------------------------
                                                        $(59,137,598)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

                                              EFFECTIVE
                                              BEGINNING    EFFECTIVE
                                              OF PERIOD      8/01/05

           First $1 billion of average
           daily net assets                     0.75%        0.75%
           Average daily net assets in
           excess of $1 billion                 0.75%        0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $259,487, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $839.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0123% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,632, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $130,053 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $443,328,780 and $399,370,682, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      Year ended 12/31/05              Year ended 12/31/04
                                                                   SHARES           AMOUNT          SHARES           AMOUNT
INITIAL CLASS SHARES
Shares sold                                                        7,260,210      $132,036,287      9,367,712      $155,091,743
Shares issued to shareholders in reinvestment of distributions       212,185         3,638,977        199,280         3,214,381
Shares reacquired                                                 (4,950,592)      (89,388,398)    (4,120,848)      (67,877,705)
--------------------------------------------------------------------------------------------------------------------------------
Net change                                                         2,521,803       $46,286,866      5,446,144       $90,428,419

SERVICE CLASS SHARES
Shares sold                                                          494,459        $8,988,251        697,226       $11,474,395
Shares issued to shareholders in reinvestment of distributions        13,898           237,523         20,305           326,103
Shares reacquired                                                   (590,464)      (10,718,725)    (1,034,437)      (16,875,508)
--------------------------------------------------------------------------------------------------------------------------------
Net change                                                           (82,107)      $(1,492,951)      (316,906)      $(5,075,010)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $3,891, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Investors Trust Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Investors Trust Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series" management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series" internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Investors Trust Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                           CUSTODIANS
Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street, Boston, MA                              225 Franklin Street, Boston, MA 02110
02116-3741
                                                             JP Morgan Chase Bank
DISTRIBUTOR                                                  One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                  New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                   INDEPENDENT REGISTERED PUBLIC
                                                             ACCOUNTING FIRM
PORTFOLIO MANAGERS                                           Deloitte & Touche LLP
T. Kevin Beatty                                              200 Berkeley Street, Boston, MA 02116
Nicole Zatlyn

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 46th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 21st percentile for the one-year period and the 40th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VGI-ANN 02/06 44M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) MONEY MARKET SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) MONEY MARKET SERIES
Objective: Seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
PERFORMANCE SUMMARY                                3
----------------------------------------------------
EXPENSE TABLE                                      4
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           5
----------------------------------------------------
FINANCIAL STATEMENTS                               6
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     10
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            12
----------------------------------------------------
TRUSTEES AND OFFICERS                             13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     16
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             19
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    19
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Commercial Paper                           86.1%
              Government & Agency                         7.7%
              Repurchase Agreements                       6.4%
              Other Assets Less Liabilities              -0.2%

              PORTFOLIO FACTS(r)

              Average Credit Quality Short-Term Bonds(a)   A-1
              ------------------------------------------------

              MONEY MARKET MATURITY

              0 to 29 Days                               53.3%
              ------------------------------------------------
              30 to 59 Days                              42.5%
              ------------------------------------------------
              90 to 366 Days                              4.4%
              ------------------------------------------------
              Other Assets Less Liabilities              -0.2%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 12/31/05.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 12/31/05

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

                                                                 CURRENT 7-DAY
                            1 YEAR TOTAL        CURRENT 7-DAY    YIELD WITHOUT
CLASS         INCEPTION         RETURN             YIELD            WAIVER
------------  ----------  ------------------  ---------------  ---------------
Initial
Class          1/03/95          2.73%              3.89%             1.67%

NOTES TO PERFORMANCE SUMMARY

Yield quoted is based on the latest seven days ended as of December 31, 2005, with dividends annualized. The yield quotations more closely reflect the current earnings of the series than a total return quotation would.

Initial Class shares have no sales charge.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

Performance results reflect any applicable expense subsidies, waivers and adjustments in effect during the periods shown. Subsidies and fee waivers may be imposed to enhance a portfolio's yield during periods when the portfolio's operating expenses have a significant impact on the portfolio's yield due to lower interest rates.

Without such subsidies, waivers and adjustments, the results would have been less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

The portfolio's yield changes daily and is based on changes in interest rates and market conditions, and in response to other economic, political, or financial developments. The value of the portfolio's investment may fluctuate in response to many factors including the performance and valuation of the issuer and general market conditions. Municipal instruments can be volatile and significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal instruments. Foreign investments can be more volatile than U.S. investments. Investors should note that while securities issued by certain U.S. government agencies or instrumentalities are guaranteed by the U.S. government, securities issued by many U.S. government agencies are not guaranteed by the U.S. government. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.60%     $1,000.00       $1,016.30         $3.05
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.60%     $1,000.00       $1,022.18         $3.06
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Commercial Paper - 86.1%(y)
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES/PAR ($)      VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 4.14%, due 1/13/06                                              $  87,000     $   86,880
American General Finance Corp., 4.34%, due 2/17/06                                                87,000         86,507
Bank of America Corp., 4.34%, due 2/17/06                                                         79,000         78,552
Barton Capital LLC, 4.25%, due 1/03/06(t)                                                         87,000         86,979
BellSouth Corp., 4.22%, due 1/23/06(t)                                                            87,000         86,776
Ciesco LLC, 4.34%, due 2/10/06(t)                                                                 87,000         86,581
Citigroup Funding, Inc., 4.36%, due 2/16/06                                                       87,000         86,515
Depfa Bank PLC, 4.17%, due 1/10/06(t)                                                             87,000         86,909
Dexia Delaware LLC, 4.29%, due 2/01/06                                                            87,000         86,679
Falcon Asset Securitization Corp., 4.36%, due 2/16/06(t)                                          87,000         86,515
Govco, Inc., 4.26%, due 1/18/06(t)                                                                87,000         86,825
Hershey Foods Corp., 4.24%, due 2/13/06(t)                                                        87,000         86,559
Jupiter Securitization Corp., 4.34%, due 2/07/06(t)                                               87,000         86,612
New Center Asset Trust, 4.23%, due 1/03/06                                                        87,000         86,980
Old Line Funding LLC, 4.2%, due 1/13/06(t)                                                        87,000         86,878
Park Avenue Receivable Co. LLC, 4.24%, due 1/27/06(t)                                             87,000         86,734
Preferred Receivables Funding Corp., 4.34%, due 2/03/06(t)                                        87,000         86,654
Ranger Funding Co. LLC, 4.25%, due 1/11/06(t)                                                     87,000         86,897
Scaldis Capital LLC, 4.27%, due 1/09/06(t)                                                       100,000         99,905
Toyota Motor Credit Corp., 4.35%, due 2/22/06                                                     88,000         87,447
UBS Finance Delaware LLC, 4.325%, due 2/13/06                                                     88,000         87,545
Windmill Funding Corp., 4.3%, due 1/11/06(t)                                                      87,000         86,896
-----------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                                          $1,914,825
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations - 7.7%(y)
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.139%, due 1/25/06                                                                $  73,000     $   72,799
Freddie Mac, 4.39%, due 6/06/06                                                                  100,000         98,098
-----------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost and Value                                        $  170,897
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.4%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $143,067
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                              $ 143,000     $  143,000
-----------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                               $2,228,722
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                                                          (5,066)
-----------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $2,223,656
-----------------------------------------------------------------------------------------------------------------------
(y) The rate shown represents an annualized yield at time of purchase.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost and value                                                     $2,228,722
Receivable for series shares sold                                                                31,121
Interest receivable                                                                                  34
Receivable from investment adviser                                                                3,639
Other assets                                                                                        428
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $2,263,944
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                             $4,425
Payable to affiliates
  Management fee                                                                                     56
  Shareholder servicing costs                                                                         7
  Administrative services fee                                                                        55
Accrued expenses and other liabilities                                                           35,745
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $40,288
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $2,223,656
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                              $2,223,656
Accumulated net realized gain (loss) on investments                                                 (43)
Undistributed net investment income                                                                  43
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $2,223,656
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,223,656
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                                 $2,223,656
  Shares outstanding                                                                          2,223,656
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $1.00
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                      $ 77,609
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                 $ 11,986
  Shareholder servicing costs                                                                         884
  Administrative services fee                                                                       5,285
  Independent trustees' compensation                                                                1,213
  Custodian fee                                                                                     3,409
  Printing                                                                                          9,583
  Auditing fees                                                                                    31,467
  Legal fees                                                                                        1,333
  Shareholder solicitation expenses                                                                 1,637
  Miscellaneous                                                                                     1,088
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $ 67,885
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                                (49)
  Reduction of expenses by investment adviser                                                     (53,462)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $ 14,374
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $ 63,235
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                                  $    (43)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $ 63,192
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                             2005                   2004
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                           $63,235               $29,083
Net realized gain (loss) on investment transactions                                                 (43)                   --
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                            $63,192               $29,083
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                     $(63,192)             $(29,083)
-----------------------------------------------------------------------------------------------------------------------------
SERIES SHARE (PRINCIPAL) TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                                             $1,770,633            $2,917,567
Net asset value of shares issued to shareholders in reinvestment of distributions                63,192                29,081
Cost of shares reacquired                                                                    (2,413,760)           (5,398,914)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                           $(579,935)          $(2,452,266)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                       $2,803,591            $5,255,857
At end of period (including undistributed net investment income of $43 and $--,
respectively)                                                                                $2,223,656            $2,803,591
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                      YEARS ENDED 12/31
                                                                 --------------------------------------------------------------
                                                                   2005           2004           2003         2002         2001
Net asset value, beginning of period                              $1.00          $1.00          $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                         $0.03          $0.01          $0.01        $0.01        $0.04
Net realized gain (loss) on investments                           (0.00)(w)         --             --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.03          $0.01          $0.01        $0.01        $0.04
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $(0.03)        $(0.01)        $(0.01)      $(0.01)      $(0.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $1.00          $1.00          $1.00        $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)                                            2.73           0.78           0.61         1.31         3.72
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             2.83           1.68           0.99         0.79         0.85
Expenses after expense reductions (f)                              0.60           0.60           0.60         0.60         0.61
Net investment income                                              2.64           0.72           0.64         1.30         3.50
Net assets at end of period (000 Omitted)                        $2,224         $2,804         $5,256      $17,006      $20,706
-------------------------------------------------------------------------------------------------------------------------------

(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Money Market Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were five shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. During the year ended December 31, 2005, there were no adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                             12/31/05     12/31/04
           Ordinary income (including any
           short-term capital gains)         $63,192      $29,083

As of December 31, 2005, the federal tax cost and the tax basis components of distributable earnings were as follows:

           Tax cost of investments                      $2,288,722
           Undistributed ordinary income                        43
           Capital loss carryforwards                          (43)

As of December 31, 2005, the series had available capital loss carryforward to offset future realized gains. Such losses expire as follows:

              December 31, 2013                               $(43)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the series' average daily net assets. For the year ended December 31, 2005, this reduction amounted to $53,450 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $839, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $25.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.2203% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $12, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, aggregated $37,435,020 and $38,346,731, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $13, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Money Market Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Money Market Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Money Market Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------       ---------------   --------------------------------------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------

(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIAN
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                   ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                   Deloitte & Touche LLP
500 Boylston Street, Boston, MA                               200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Terri Vittozzi
Edward O'Dette

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 4th quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and its total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VMM-ANN 02/06 1M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) UTILITIES SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) UTILITIES SERIES

Objective: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Stocks                                     91.2%
              Cash & Other Net Assets                     3.7%
              Bonds                                       2.6%
              Convertible Preferred Stocks                2.5%

              TOP TEN HOLDINGS

              NRG Energy, Inc.                            5.1%
              ------------------------------------------------
              TXU Corp.                                   4.3%
              ------------------------------------------------
              AES Corp.                                   4.0%
              ------------------------------------------------
              Exelon Corp.                                3.1%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.8%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.6%
              ------------------------------------------------
              PPL Corp.                                   2.4%
              ------------------------------------------------
              FPL Group, Inc.                             2.3%
              ------------------------------------------------
              FirstEnergy Corp.                           2.2%
              ------------------------------------------------
              Williams Cos., Inc.                         2.2%
              ------------------------------------------------

              TOP FIVE EQUITY SECTOR WEIGHTINGS

              Electric Power                             51.1%
              ------------------------------------------------
              Telephone Services                         10.9%
              ------------------------------------------------
              Natural Gas Distribution                    6.6%
              ------------------------------------------------
              Broadcast & Cable TV                        6.3%
              ------------------------------------------------
              Natural Gas Pipeline                        4.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS(b)

              United States                              72.3%
              ------------------------------------------------
              United Kingdom                              4.2%
              ------------------------------------------------
              France                                      3.5%
              ------------------------------------------------
              Mexico                                      3.4%
              ------------------------------------------------
              Germany                                     3.0%
              ------------------------------------------------
              Brazil                                      2.7%
              ------------------------------------------------
              Spain                                       2.5%
              ------------------------------------------------
              Italy                                       2.1%
              ------------------------------------------------
              Norway                                      1.3%
              ------------------------------------------------
              Other Countries                             5.0%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Utilities Series provided a total return of 16.84%, while Service Class shares provided a total return of 16.57%. In comparison, the series' benchmark, the Standard & Poor's 500 Utilities Index, returned 16.84%.

DETRACTORS FROM PERFORMANCE

Holdings in the telephone services industry hurt relative results. Several stocks within this industry, which is not represented in the index, were among the portfolio's top individual detractors. These included wireless services companies Sprint Nextel, Deutsche Telekom*, and Telefonica*.

Positions in the broadcast and cable television industry, which is not represented in the index, also hindered relative performance. Among the portfolio's top detractors were media and entertainment company News Corp and cable services provider Comcast.

Although the electric power industry contributed to relative performance, our underweighted positions in several strong-performing benchmark constituents detracted from results. These included TXU, Public Service Enterprise Group*, and FirstEnergy. Holdings in wireless communications provider Vodafone, which is not a benchmark constituent, also held back relative returns.

During the reporting period, currency exposure was a significant detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity, and as such, it is common for portfolios to have different currency exposure than the benchmark.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the portfolio's relative returns for the period. Within this industry, wholesale power generator NRG Energy and Brazilian electricity provider CPFL Energia, neither of which are benchmark constituents, were among the portfolio's top contributors. Additionally, not holding electric power companies Southern Company, independent power producer and marketer Calpine, and Progress Energy (all benchmark constituents which lagged overall benchmark returns) aided relative performance.

Holdings in the oil service industry, which is not represented in the index, bolstered results. Oil field services provider Halliburton contributed positively to the portfolio's relative performance over the period.

Stock selection in the natural gas distribution industry also boosted relative performance. The portfolio's position in Questar, which is not a benchmark constituent, helped performance as the stock value appreciated significantly over the period. Not holding weak-performing benchmark constituent KeySpan also proved favorable.

Elsewhere, holdings in Latin American wireless communications company America Movil and Brazilian oil and gas exploration and production company Petroleo Brasileiro, neither of which are benchmark constituents, also had a positive impact on the portfolio's relative results.

Respectfully,

Maura Shaughnessy                                     Robert Persons
Portfolio Manager                                     Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

                                    MFS
                            Utilities Series --        S&P 500
                                Initial Class        Stock Index
              12/95              $10,000               $10,000
              12/96               11,851                10,568
              12/97               15,608                13,174
              12/98               18,427                15,128
              12/99               24,104                13,739
              12/00               25,807                21,596
              12/01               19,561                15,023
              12/02               15,109                10,517
              12/03               20,533                13,278
              12/04               26,734                16,502
              12/05               31,235                19,282

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class      Class inception date      1-yr          5-yr       10-yr
-----------------------------------------------------------------------------
     Initial              1/03/95             16.84%        3.89%      12.06%
-----------------------------------------------------------------------------
     Service              5/01/00             16.57%        3.63%      11.92%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-----------------------------------------------------------------------------
Standard & Poor's 500 Utilities Index(s)      16.84%       -2.24%       6.79%
-----------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Standard & Poor's 500 Utilities Index - is a capitalization weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Because the portfolio's investments are focused in a particular industry or sector, the portfolio's performance may depend more heavily on the performance of that industry or sector and therefore may be more volatile than the market as a whole. The portfolio's yield and shares prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.89%      $1,000.00      $1,079.60         $4.67
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.89%      $1,000.00      $1,020.72         $4.53
--------------------------------------------------------------------------------
         Actual             1.14%      $1,000.00      $1,078.30         $5.97
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.14%      $1,000.00      $1,019.46         $5.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 91.2%
---------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.3%
---------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"(n)                                      113,000      $     2,652,110
Citadel Broadcasting Corp.(l)                                          395,300            5,312,832
Comcast Corp., "Special A"(n)                                          642,600           16,508,394
Grupo Televisa S.A., ADR(l)                                            194,500           15,657,250
News Corp., "A"                                                        430,600            6,695,830
TV Azteca S.A. de C.V                                               11,238,100            7,356,752
Viacom, Inc., "B"                                                      381,620           12,440,812
Walt Disney Co.                                                         43,200            1,035,504
---------------------------------------------------------------------------------------------------
                                                                                    $    67,659,484
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
---------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                               6,500      $       519,220
Rosetta Resources, Inc.(a)(n)                                           24,200              435,600
Rosetta Resources, Inc.(a)(n)                                          526,880            9,483,840
---------------------------------------------------------------------------------------------------
                                                                                    $    10,438,660
---------------------------------------------------------------------------------------------------
Energy - Integrated - 3.0%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                      78,200      $     9,917,324
Chevron Corp.                                                          105,700            6,000,589
Petroleo Brasileiro S.A., ADR(l)                                       112,000            7,982,240
TOTAL S.A                                                               32,500            8,157,870
---------------------------------------------------------------------------------------------------
                                                                                    $    32,058,023
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 6.6%
---------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                    505,010      $    17,579,398
Energen Corp.                                                          245,200            8,905,664
MDU Resources Group, Inc.(l)                                           402,940           13,192,256
Questar Corp.                                                          200,770           15,198,289
Sempra Energy                                                          207,300            9,295,332
Southern Union Co.                                                     283,100            6,689,653
---------------------------------------------------------------------------------------------------
                                                                                    $    70,860,592
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 4.8%
---------------------------------------------------------------------------------------------------
El Paso Corp.(l)                                                       956,300      $    11,628,608
Enagas S.A                                                             910,600           17,018,950
Williams Cos., Inc.                                                    999,600           23,160,732
---------------------------------------------------------------------------------------------------
                                                                                    $    51,808,290
---------------------------------------------------------------------------------------------------
Oil Services - 4.1%
---------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                               93,700      $     4,155,595
GlobalSantaFe Corp.                                                    314,700           15,152,805
Halliburton Co.                                                         81,400            5,043,544
National Oilwell Varco, Inc.(l)(n)                                      89,200            5,592,840
Noble Corp.(l)                                                          77,900            5,495,066
Pride International, Inc.(n)                                           148,000            4,551,000
Smith International, Inc.                                              119,800            4,445,778
---------------------------------------------------------------------------------------------------
                                                                                    $    44,436,628
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.4%
---------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.(l)(n)                                           127,590      $     2,374,450
America Movil S.A. de C.V., "L", ADR(l)                                457,200           13,377,672
Hutchison Telecommunications International Ltd.(n)                   1,433,000            2,069,955
PT Indosat Tbk                                                       1,651,000              932,152
Vodafone Group PLC                                                   8,010,576           17,280,078
---------------------------------------------------------------------------------------------------
                                                                                    $    36,034,307
---------------------------------------------------------------------------------------------------
Telephone Services - 10.9%
---------------------------------------------------------------------------------------------------
AT&T, Inc.                                                             106,600      $     2,610,634
Cincinnati Bell, Inc.(n)                                               143,200              502,632
Citizens Communications Co.                                          1,225,400           14,986,642
FastWeb S.p.A                                                          243,817           11,132,670
France Telecom S.A                                                     595,770           14,792,416
KT Freetel Co. Ltd.                                                    268,050            6,523,080
NTL, Inc.(l)(n)                                                         87,000            5,922,960
Philippine Long Distance Telephone Co.                                  16,000              548,345
Sprint Nextel Corp.                                                  1,200,400           28,041,344
Telecom Corp. of New Zealand Ltd.                                    1,523,064            6,245,511
Telenor A.S.A                                                        1,365,000           13,391,865
Telus Corp. (Non Voting)                                               299,360           12,011,978
---------------------------------------------------------------------------------------------------
                                                                                    $   116,710,077
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 51.1%
---------------------------------------------------------------------------------------------------
AES Corp.(n)                                                         2,723,400      $    43,111,422
AES Tiete S.A., IPS                                                359,330,900            7,822,901
Ameren Corp.                                                            40,500            2,075,220
AWG PLC                                                                387,901            7,300,847
CMS Energy Corp.(l)(n)                                               1,190,400           17,272,704
Constellation Energy Group, Inc.                                       523,050           30,127,680
CPFL Energia S.A., ADR(l)                                              327,680           11,419,648
Dominion Resources, Inc.(l)                                            183,010           14,128,372
DPL, Inc.                                                              381,100            9,912,411
DTE Energy Co.                                                         280,400           12,110,476
Duke Energy Corp.                                                      245,400            6,736,230
E.ON AG                                                                139,400           14,410,284
Edison International                                                   460,200           20,069,322
Endesa S.A                                                             358,500            9,422,828
Enel S.p.A                                                           1,482,770           11,637,582
Enersis S.A., ADR                                                      241,500            2,654,085
Entergy Corp.                                                          188,460           12,937,779
Entergy Corp.                                                          386,120           19,209,470
Exelon Corp.                                                           618,900           32,888,346
FirstEnergy Corp.                                                      486,500           23,833,635
Fortum Corp.                                                           475,440            8,908,384
FPL Group, Inc.                                                        601,400           24,994,184
International Power PLC                                              4,194,600           17,267,692
NRG Energy, Inc.(l)(n)                                               1,164,500           54,871,240
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), "A"             4,700            1,675,116
PPL Corp.                                                              891,400           26,207,160
RWE AG                                                                 238,200           17,624,512
SCANA Corp.                                                            144,700            5,698,286
Scottish & Southern Energy PLC                                         178,000            3,102,388
SP Ausnet(n)                                                         4,255,200            4,137,832
Suez S.A                                                               397,611           12,369,786
Tractebel Energia S.A                                                  240,240            1,546,455
TXU Corp.                                                              922,920           46,321,355
Veolia Environment                                                      57,060            2,581,057
Xcel Energy, Inc.(l)                                                   568,600           10,496,356
---------------------------------------------------------------------------------------------------
                                                                                    $   546,883,045
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $893,241,398)                                        $   976,889,106
---------------------------------------------------------------------------------------------------
Bonds - 2.6%
---------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
---------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.0742%, 2023(i)(a)               $    615,956      $        72,577
---------------------------------------------------------------------------------------------------
Network & Telecom - 0.1%
---------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                             $  1,533,000      $     1,552,162
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
---------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                   $  1,820,000      $     1,926,925
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.3%
---------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                             $    737,000      $       845,391
CMS Energy Corp., 8.5%, 2011                                         2,840,000            3,092,050
Empresa Nacional de Electricidad S.A., 8.35%, 2013                   3,228,000            3,676,424
Enersis S.A., 7.375%, 2014                                           2,709,000            2,913,871
Mirant North America LLC, 7.375%, 2013(a)                               70,000               70,787
PSEG Energy Holdings LLC, 8.625%, 2008                               3,158,000            3,284,320
TXU Corp., 5.55%, 2014                                               3,878,000            3,683,464
TXU Corp., 6.5%, 2024                                                7,422,000            7,046,238
TXU Eastern Funding Co., 6.75%, 2009(d)                                 16,000                1,440
---------------------------------------------------------------------------------------------------
                                                                                    $    24,613,985
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $28,333,025)                                          $    28,165,649
---------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 2.5%
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
---------------------------------------------------------------------------------------------------
Southern Union Co., 5%                                                  45,900      $     2,245,887
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.5%
---------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%(a)                                                 10,400      $    11,384,100
Williams Cos., Inc., 5.5%                                               43,450            4,877,262
---------------------------------------------------------------------------------------------------
                                                                                    $    16,261,362
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
---------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                             171,600      $     8,080,644
---------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $25,873,185)                   $    26,587,893
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.9%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                         41,242,725      $    41,242,725
---------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.1%
---------------------------------------------------------------------------------------------------
Goldman Sachs, 4.20%, dated 12/30/05, due 1/03/06, total to
be received $44,180,608 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                           $ 44,160,000      $    44,160,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,032,850,333)(k)                               $1,117,045,373
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.3)%                                                 (45,752,423)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $1,071,292,950
---------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(d) Non-income producing security - in default.
(l) All or a portion of this security is on loan.
(a) SEC Rule 144A restriction.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of December 31, 2005 the series had two securities representing $7,071,425 and 0.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

Portfolio of Investments - continued

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                                 NET UNREALIZED
       CONTRACTS TO                                                                          CONTRACTS             APPRECIATION
      DELIVER/RECEIVE                SETTLEMENT DATE          IN EXCHANGE FOR                 AT VALUE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
SALES
-------------------------------------------------------------------------------------------------------------------------------
EUR69,046,475                        1/18/06-2/21/06            $ 81,206,847             $ 81,887,841                $(680,994)
GBP17,157,429                        1/30/06-1/31/06              30,460,825               29,486,884                  973,941
-------------------------------------------------------------------------------------------------------------------------------
                                                                $111,667,672             $111,374,725                $ 292,947
-------------------------------------------------------------------------------------------------------------------------------
PURCHASES
-------------------------------------------------------------------------------------------------------------------------------
EUR6,324,029                         1/18/06-2/13/06            $  7,518,327             $  7,494,445                 $(23,882)
GBP2,659,160                                 1/31/06               4,654,588                4,570,052                  (84,536)
-------------------------------------------------------------------------------------------------------------------------------
                                                                $ 12,172,915             $ 12,064,497                $(108,418)
-------------------------------------------------------------------------------------------------------------------------------

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR             Euro
GBP             British Pound

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR             American Depository Receipt
FRN             Floating Rate Note. The interest rate is the rate in effect as of period end.
IPS             International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $40,284,612 of securities on loan
(identified cost, $1,032,850,333)                                                     $1,117,045,373
Cash                                                                                          52,293
Foreign currency, at value (identified cost, $14,827)                                         14,867
Receivable for forward foreign currency exchange contracts                                 1,001,480
Receivable for investments sold                                                           10,143,986
Receivable for series shares sold                                                          1,773,274
Interest and dividends receivable                                                          2,965,044
Other assets                                                                                     199
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $1,132,996,516
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                     $816,951
Payable for investments purchased                                                         18,611,740
Payable for series shares reacquired                                                         881,002
Collateral for securities loaned, at value                                                41,242,725
Payable to affiliates
  Management fee                                                                              44,074
  Shareholder servicing costs                                                                  2,307
  Distribution fee                                                                             7,735
  Administrative services fee                                                                    396
Accrued expenses and other liabilities                                                        96,636
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $61,703,566
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $1,071,292,950
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $918,205,491
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                               84,377,899
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             45,527,644
Undistributed net investment income                                                       23,181,916
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $1,071,292,950
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          45,310,055
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                            $506,315,241
  Shares outstanding                                                                      21,329,625
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $23.74
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                            $564,977,709
  Shares outstanding                                                                      23,980,430
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $23.56
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                               $18,349,895
  Interest                                                                                  4,268,708
  Foreign taxes withheld                                                                     (682,653)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $21,935,950
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                           $6,121,834
  Distribution fee                                                                            964,146
  Shareholder servicing costs                                                                 286,684
  Administrative services fee                                                                  97,081
  Independent trustees' compensation                                                           17,328
  Custodian fee                                                                               427,338
  Printing                                                                                    285,877
  Auditing fees                                                                                46,091
  Legal fees                                                                                   28,851
  Miscellaneous                                                                                16,750
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $8,291,980
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                        (79,950)
  Reduction of expenses by investment adviser                                                  (3,953)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $8,208,077
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $13,727,873
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $5,992 country tax)                                    $106,967,284
  Foreign currency transactions                                                             7,087,531
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                        $114,054,815
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(4,009,051)
  Translation of assets and liabilities in foreign currencies                               2,161,782
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(1,847,269)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $112,207,546
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $125,935,419
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $13,727,873             $8,299,236
Net realized gain (loss) on investments and foreign currency transactions                  114,054,815             59,572,600
Net unrealized gain (loss) on investments and foreign currency translation                  (1,847,269)            51,035,571
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $125,935,419           $118,907,407
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                            $(2,451,031)           $(3,845,578)
  Service Class                                                                             (1,663,988)            (1,567,688)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                               $(4,115,019)           $(5,413,266)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $367,868,697           $126,735,171
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $489,689,097           $240,229,312
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     581,603,853            341,374,541
At end of period (including undistributed net investment income of $23,181,916 and
$5,822,880, respectively)                                                               $1,071,292,950           $581,603,853
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                             -----------------------------------------------------------------
                                                               2005            2004           2003          2002          2001
Net asset value, beginning of period                         $20.45          $15.95         $12.03        $15.94        $23.57
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                     $0.40           $0.36          $0.29         $0.31         $0.39
Net realized and unrealized gain (loss) on investments
and foreign currency                                           3.02            4.39           3.95         (3.88)        (5.53)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $3.42           $4.75          $4.24        $(3.57)       $(5.14)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $(0.13)         $(0.25)        $(0.32)       $(0.34)       $(0.69)
From net realized gain on investments and foreign
currency transactions                                            --              --             --            --         (1.80)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $(0.13)         $(0.25)        $(0.32)       $(0.34)       $(2.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $23.74          $20.45         $15.95        $12.03        $15.94
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                    16.84           30.20(b)       35.89        (22.76)       (24.20)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         0.90            0.89           0.92          0.94          0.93
Expenses after expense reductions (f)                          0.90            0.89           0.92          0.94          0.93
Net investment income                                          1.80            2.11           2.11          2.38          2.03
Portfolio turnover                                               88             105            134           102           102
Net assets at end of period (000 Omitted)                  $506,315        $357,652       $243,275      $170,032      $260,749
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                             -----------------------------------------------------------------
                                                               2005            2004           2003          2002          2001
Net asset value, beginning of period                         $20.32          $15.87         $11.98        $15.90        $23.57
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                              $0.34           $0.32          $0.24         $0.28         $0.30
Net realized and unrealized gain (loss) on investments
and foreign currency                                           3.01            4.36           3.95         (3.87)        (5.49)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $3.35           $4.68          $4.19        $(3.59)       $(5.19)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $(0.11)         $(0.23)        $(0.30)       $(0.33)       $(0.68)
From net realized gain on investments and foreign
currency transactions                                            --              --             --            --         (1.80)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $(0.11)         $(0.23)        $(0.30)       $(0.33)       $(2.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $23.56          $20.32         $15.87        $11.98        $15.90
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                    16.57           29.84(b)       35.57        (22.90)       (24.44)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.15            1.15           1.17          1.19          1.13
Expenses after expense reductions (f)                          1.15            1.15           1.17          1.19          1.13
Net investment income                                          1.56            1.87           1.79          2.20          1.73
Portfolio turnover                                               88             105            134           102           102
Net assets at end of period (000 Omitted)                  $564,978        $223,952        $98,100       $43,101       $32,211
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(f) Ratios do not reflect reductions from fees paid indirectly.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Utilities Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 85 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $33,769 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $46,181 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                            12/31/05     12/31/04
           Ordinary income (including
           any short-term capital gains)   $4,115,019   $5,413,266

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                      $1,033,727,092
           -------------------------------------------------------
           Gross appreciation                          100,690,617
           Gross depreciation                          (17,372,336)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                              $83,318,281
           Undistributed ordinary income                23,467,089
           Undistributed long-term capital gain         46,404,403
           Other temporary differences                    (102,314)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                           EFFECTIVE
                                           BEGINNING     EFFECTIVE
                                           OF PERIOD       8/01/05

           First $1 billion of average
           daily net assets                    0.75%         0.75%
           Average daily net assets in
           excess of $1 billion                0.75%         0.70%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $285,686, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $720.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0119% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,953, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $38,231 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,065,045,689 and $685,879,986, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                        Year ended 12/31/05               Year ended 12/31/04
                                                                      SHARES           AMOUNT           SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                           7,419,584      $163,840,059       4,860,270      $85,737,176
Shares issued to shareholders in reinvestment of distributions          120,622         2,451,031         236,215        3,845,578
Shares reacquired                                                    (3,703,550)      (81,630,071)     (2,858,685)     (48,806,414)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                            3,836,656       $84,661,019       2,237,800      $40,776,340

SERVICE CLASS SHARES
Shares sold                                                          14,561,451      $318,505,590       6,155,714     $108,396,221
Shares issued to shareholders in reinvestment of distributions           82,376         1,663,988          96,771        1,567,688
Shares reacquired                                                    (1,683,948)      (36,961,900)     (1,414,523)     (24,005,078)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                           12,959,879      $283,207,678       4,837,962      $85,958,831

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $5,820, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Utilities Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Utilities Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Utilities Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                           CUSTODIANS
Massachusetts Financial Services Company                     State Street Bank and Trust Company
500 Boylston Street, Boston, MA                              225 Franklin Street, Boston, MA 02110
02116-3741
                                                             JP Morgan Chase Bank
DISTRIBUTOR                                                  One Chase Manhattan Place
MFS Fund Distributors, Inc.                                  New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                   INDEPENDENT REGISTERED PUBLIC
                                                             ACCOUNTING FIRM
PORTFOLIO MANAGERS                                           Deloitte & Touche LLP
Maura Shaughnessy                                            200 Berkeley Street, Boston, MA 02116
Robert Persons

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 5th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 8th percentile for the one-year period and the 8th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VUF-ANN 02/06 40M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) GLOBAL EQUITY SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) GLOBAL EQUITY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

*Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.0%
              Cash & Other Net Assets                     2.0%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.6%
              ------------------------------------------------
              Nestle S.A.                                 2.8%
              ------------------------------------------------
              L'Air Liquide S.A.                          2.7%
              ------------------------------------------------
              Johnson & Johnson                           2.2%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.1%
              ------------------------------------------------
              Roche Holdings AG                           2.1%
              ------------------------------------------------
              American Express Co.                        2.0%
              ------------------------------------------------
              Sanofi-Aventis                              2.0%
              ------------------------------------------------
              Schneider Electric S.A.                     1.9%
              ------------------------------------------------
              Eli Lilly & Co.                             1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         17.5%
              ------------------------------------------------
              Health Care                                17.3%
              ------------------------------------------------
              Consumer Staples                           13.2%
              ------------------------------------------------
              Technology                                  9.5%
              ------------------------------------------------
              Leisure                                     7.4%
              ------------------------------------------------
              Basic Materials                             6.4%
              ------------------------------------------------
              Retailing                                   6.3%
              ------------------------------------------------
              Energy                                      4.6%
              ------------------------------------------------
              Utilities & Communications                  4.4%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Autos & Housing                             3.9%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              36.1%
              ------------------------------------------------
              Great Britain                              13.6%
              ------------------------------------------------
              France                                     13.1%
              ------------------------------------------------
              Japan                                       8.9%
              ------------------------------------------------
              Switzerland                                 8.4%
              ------------------------------------------------
              Germany                                     2.5%
              ------------------------------------------------
              South Korea                                 2.1%
              ------------------------------------------------
              Italy                                       2.1%
              ------------------------------------------------
              Spain                                       2.0%
              ------------------------------------------------
              Other                                      11.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Global Equity Series provided a total return of 7.68%, while Service Class shares provided a total return of 6.30%. In comparison, the series' benchmark, the MSCI World Index, returned 10.02%.

DETRACTORS FROM PERFORMANCE

Over the reporting period, the portfolio's overweighted position in the leisure sector detracted from relative performance as the sector underperformed the overall index. Within this sector, several media and entertainment companies were among the portfolio's top detractors. These included Walt Disney, Viacom, and U.K.-based gaming operator William Hill.

Stock selection and an overweighted position in the retailing sector hampered relative results as the sector lagged the overall index. U.K.-based home improvement store operator Kingfisher* and retail chain operator TJX* were among the portfolio's top detractors.

Stock selection in the technology sector hindered relative returns. Top detractors within the technology sector included direct-sale computer vendor Dell, security software firm Symantec (not an index constituent), and enterprise software giant Oracle.

The portfolio's underweighted position in the financial services sector also hurt results as the sector outperformed the benchmark. No individual securities within the financial services sector were among the portfolio's top detractors. Elsewhere in the portfolio, analytical instrument manufacturer Waters Corp dampened relative results.

During the reporting period, the portfolio's currency exposure was a detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for portfolios to have different currency exposure than the benchmark.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the industrial goods and services sector boosted relative performance over the period. Within the sector, Swedish industrial products manufacturer Atlas Copco, French manufacturer of electrical distribution equipment Schneider Electric, Swedish drilling tools maker Sandvik, and Japanese industrial adhesive tapes maker Nitto Denko were among the portfolio's top contributors.

Stock selection and, to a lesser extent, an underweighted position in the utilities and communications sector helped relative results. Hong Kong-based communications services company Hutchison Telecommunications International was a top contributor to the portfolio's relative performance.

Although positive relative contribution from the consumer staples sector resulted primarily from strong stock selection, no individual stocks within the sector were among the portfolio's top contributors.

Stocks in other sectors that aided relative performance included Canadian oil and gas company EnCana*, Swiss pharmaceutical and diagnostic company Roche Holding, French insurance firm AXA, and offshore drilling company Noble. South Korean microchip and electronics manufacturer Samsung Electronics, which is not an index constituent, also bolstered relative performance over the reporting period.

Respectfully,

David Mannheim                                          Simon Todd
Portfolio Manager                                       Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                               MFS Global
                            Equity Series --          MSCI
                              Initial Class        World Index

              5/99              $10,000             $10,000
              12/99              12,383              11,632
              12/00              11,505              10,129
              12/01              10,360               8,456
              12/02               9,128               6,803
              12/03              11,669               9,100
              12/04              13,803              10,488
              12/05              14,862              11,539

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr       Life(t)
-----------------------------------------------------------------------------
     Initial              5/03/99              7.68%        5.25%       6.12%
-----------------------------------------------------------------------------
     Service              5/01/00              6.30%        5.15%       6.01%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-----------------------------------------------------------------------------
MSCI World Index (s)                          10.02%        2.64%       2.17%
-----------------------------------------------------------------------------

(t) For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2005. Index information is from May 1, 1999.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI World Index - a market capitalization index that is designed to measure global developed market equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             1.15%      $1,000.00      $1,104.80         $6.10
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.15%      $1,000.00      $1,019.41         $5.85
--------------------------------------------------------------------------------
         Actual             1.40%      $1,000.00      $1,103.60         $7.42
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.40%      $1,000.00      $1,018.15         $7.12
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.0%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR ($)     VALUE ($)
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.1%
-----------------------------------------------------------------------------------------------------
Diageo PLC                                                                    36,989      $   535,649
Pernod Ricard S.A.                                                             1,130          197,026
-----------------------------------------------------------------------------------------------------
                                                                                          $   732,675
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.9%
-----------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                                          5,640      $   500,700
Nike, Inc., "B"                                                                2,100          182,259
-----------------------------------------------------------------------------------------------------
                                                                                          $   682,959
-----------------------------------------------------------------------------------------------------
Automotive - 3.9%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                    4,010      $   175,744
Bridgestone Corp.(l)                                                          14,000          291,234
Harley-Davidson, Inc.                                                          8,450          435,091
Toyota Motor Corp.                                                             9,200          477,092
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,379,161
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.2%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                          13,750      $   707,575
Banco Bilbao Vizcaya Argentaria S.A.                                          20,890          372,639
Bangkok Bank Public Co. Ltd.                                                  61,900          173,516
Citigroup, Inc.                                                                3,540          171,796
Credit Agricole S.A.                                                           5,760          181,307
Erste Bank der Oesterreichischen Sparkassen AG                                 6,010          333,237
OTP Bank Ltd., GDR                                                             2,540          166,624
Powszechna Kasa Oszczednosci Bank Polski S.A.                                  8,640           77,084
PT Bank Central Asia Tbk.                                                    358,000          123,825
Shinsei Bank Ltd.                                                             43,000          248,494
UBS AG                                                                         6,731          640,122
UniCredito Italiano S.p.A.(l)                                                 60,320          415,272
-----------------------------------------------------------------------------------------------------
                                                                                          $ 3,611,491
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.2%
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(n)                                                       7,830      $   412,093
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.2%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                             16,410      $   534,966
Walt Disney Co.                                                               24,700          592,059
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,127,025
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                      4,190      $   535,105
Julius Baer Holding Ltd.                                                       3,761          266,182
-----------------------------------------------------------------------------------------------------
                                                                                          $   801,287
-----------------------------------------------------------------------------------------------------
Business Services - 2.4%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                           17,810      $   514,175
DST Systems, Inc.(n)                                                           5,770          345,681
-----------------------------------------------------------------------------------------------------
                                                                                          $   859,856
-----------------------------------------------------------------------------------------------------
Chemicals - 1.3%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                         5,750      $   445,625
-----------------------------------------------------------------------------------------------------
Computer Software - 2.4%
-----------------------------------------------------------------------------------------------------
Oracle Corp.(n)                                                               50,230      $   613,308
Symantec Corp.(n)                                                             14,500          253,750
-----------------------------------------------------------------------------------------------------
                                                                                          $   867,058
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.2%
-----------------------------------------------------------------------------------------------------
Dell, Inc.(n)                                                                 14,310      $   429,157
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 7.5%
-----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                          3,290      $   180,457
Estee Lauder Cos., Inc., "A"                                                  11,100          371,628
L'Oreal S.A.(l)                                                                3,700          274,859
Procter & Gamble Co.                                                           9,409          544,593
Reckitt Benckiser PLC                                                         38,910        1,284,105
-----------------------------------------------------------------------------------------------------
                                                                                          $ 2,655,642
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
-----------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                              2,500      $   194,679
Schneider Electric S.A.(l)                                                     7,530          671,160
-----------------------------------------------------------------------------------------------------
                                                                                          $   865,839
-----------------------------------------------------------------------------------------------------
Electronics - 5.5%
-----------------------------------------------------------------------------------------------------
Canon, Inc.(l)                                                                 7,300      $   426,810
Intel Corp.                                                                   16,620          414,835
OMRON Corp.                                                                    4,000           92,192
Ricoh Co. Ltd.                                                                16,000          279,964
Samsung Electronics Co. Ltd.                                                   1,170          756,170
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,969,971
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 3.8%
-----------------------------------------------------------------------------------------------------
BP PLC                                                                        31,707      $   337,353
Chevron Corp.                                                                  7,810          443,374
TOTAL S.A.(l)                                                                  2,230          559,755
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,340,482
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
-----------------------------------------------------------------------------------------------------
Tesco PLC                                                                     78,180      $   445,469
-----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.6%
-----------------------------------------------------------------------------------------------------
Nestle S.A.                                                                    3,301      $   986,197
PepsiCo, Inc.                                                                  4,840          285,947
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,272,144
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.8%
-----------------------------------------------------------------------------------------------------
Hilton Group PLC                                                              97,830      $   611,244
William Hill Organization Ltd.                                                40,520          372,964
-----------------------------------------------------------------------------------------------------
                                                                                          $   984,208
-----------------------------------------------------------------------------------------------------
General Merchandise - 1.0%
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                          7,700      $   360,360
-----------------------------------------------------------------------------------------------------
Insurance - 5.0%
-----------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                  9,430      $   329,288
AXA(l)                                                                        18,700          602,997
Lincoln National Corp.                                                         4,230          224,317
QBE Insurance Group Ltd.(l)                                                   18,310          263,379
Swiss Reinsurance Co.                                                          4,700          343,715
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,763,696
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
-----------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                              2,800      $   338,093
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
-----------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                            6,820      $   151,810
Sandvik AB                                                                     8,880          413,197
-----------------------------------------------------------------------------------------------------
                                                                                          $   565,007
-----------------------------------------------------------------------------------------------------
Medical Equipment - 4.7%
-----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                   4,980      $   267,376
Fisher Scientific International, Inc.(n)                                       8,060          498,592
Medtronic, Inc.                                                                4,630          266,549
Smith & Nephew PLC                                                            25,760          237,107
Waters Corp.(n)                                                               10,980          415,044
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,684,668
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.(l)                                                         42,000      $   186,485
-----------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
-----------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                           39,910      $   137,021
-----------------------------------------------------------------------------------------------------
Oil Services - 0.8%
-----------------------------------------------------------------------------------------------------
Noble Corp.                                                                    4,140      $   292,036
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.4%
-----------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                7,110      $   345,733
Chugai Pharmaceutical Co. Ltd.(l)                                              5,470          117,266
Eli Lilly & Co.                                                               11,660          659,839
GlaxoSmithKline PLC                                                           13,790          348,196
Johnson & Johnson                                                             12,900          775,290
Roche Holding AG                                                               5,030          754,433
Sanofi-Aventis(l)                                                              8,040          703,778
Schering AG                                                                    5,090          340,786
-----------------------------------------------------------------------------------------------------
                                                                                          $ 4,045,321
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
-----------------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                            13,150      $   183,551
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.1%
-----------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                  4,707      $   376,513
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 5.1%
-----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.(l)                                                       38,000      $   490,395
L'Air Liquide S.A.                                                             4,978          956,877
Praxair, Inc.                                                                  7,160          379,194
-----------------------------------------------------------------------------------------------------
                                                                                          $ 1,826,466
-----------------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
-----------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                          25,000      $   177,659
Home Depot, Inc.                                                               6,290          254,619
NEXT PLC                                                                      11,650          307,378
-----------------------------------------------------------------------------------------------------
                                                                                          $   739,656
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
-----------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.(n)                           243,000      $   351,011
-----------------------------------------------------------------------------------------------------
Telephone Services - 0.8%
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                            181,000      $   284,062
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
-----------------------------------------------------------------------------------------------------
E.ON AG                                                                        3,730      $   385,584
Iberdrola S.A.(l)                                                             12,690          346,604
-----------------------------------------------------------------------------------------------------
                                                                                          $   732,188
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $29,772,544)                                               $34,748,276
-----------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.4%
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06, at Amortized
Cost(y)                                                                  $   863,000      $   862,799
-----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 13.5%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                                4,799,504      $ 4,799,504
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $35,434,847)(k)                                       $40,410,579
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (13.9)%                                                   (4,939,061)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $35,471,518
-----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the fund had two securities representing $1,089,407 and 3.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviation is used in the Portfolio of Investments and is defined:

GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $4,583,339 of securities on loan
(identified cost, $35,434,847)                                                            $40,410,579
Cash                                                                                              424
Receivable for investments sold                                                                24,185
Interest and dividends receivable                                                              30,283
Receivable from investment adviser                                                             26,609
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $40,492,080
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $52,694
Payable for series shares reacquired                                                           95,020
Collateral for securities loaned, at value(c)                                               4,799,504
Payable to affiliates
  Management fee                                                                                1,962
  Shareholder servicing costs                                                                     135
  Administrative services fee                                                                      65
Accrued expenses and other liabilities                                                         71,182
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $5,020,562
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $35,471,518
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $27,285,905
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                 4,975,586
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                               3,004,589
Undistributed net investment income                                                           205,438
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $35,471,518
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,629,069
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                              $35,415,285
  Shares outstanding                                                                        2,624,913
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $13.49
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                                  $56,233
  Shares outstanding                                                                            4,156
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $13.53
-----------------------------------------------------------------------------------------------------------------------------
(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $624,415
  Interest                                                                                      43,102
  Foreign taxes withheld                                                                       (46,635)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $620,882
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $339,067
  Distribution fee                                                                                  85
  Shareholder servicing costs                                                                   12,168
  Administrative services fee                                                                    8,996
  Independent trustees' compensation                                                             1,416
  Custodian fee                                                                                 46,550
  Printing                                                                                      35,448
  Auditing fees                                                                                 43,621
  Legal fees                                                                                     2,520
  Shareholder solicitation expenses                                                              1,022
  Miscellaneous                                                                                 10,566
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $501,459
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (1,127)
  Reduction of expenses by investment adviser                                                 (110,841)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $389,491
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $231,391
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $2,696 country tax)                                       $3,153,530
  Foreign currency transactions                                                                (20,628)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $3,132,902
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                $(823,980)
  Translation of assets and liabilities in foreign currencies                                     (574)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                          $(824,554)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $2,308,348
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $2,539,739
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $231,391                $124,329
Net realized gain (loss) on investments and foreign currency transactions                   3,132,902               1,550,364
Net unrealized gain (loss) on investments and foreign currency translation                   (824,554)              2,775,451
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $2,539,739              $4,450,144
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(118,876)               $(71,238)
  Service Class                                                                                    (1)                     --
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                              (599,605)                     --
  Service Class                                                                                    (4)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(718,486)               $(71,238)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $1,667,508              $9,391,876
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $3,488,761             $13,770,782
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    $31,982,757             $18,211,975
At end of period (including undistributed net investment income of $205,438 and
$116,248, respectively)                                                                   $35,471,518             $31,982,757
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                          --------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $12.80          $10.86           $8.50           $9.69         $10.80
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.09           $0.06           $0.06           $0.05          $0.04
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.86            1.92            2.30           (1.20)         (1.11)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.95           $1.98           $2.36          $(1.15)        $(1.07)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.04)         $(0.04)         $(0.00)(w)      $(0.04)        $(0.03)
From net realized gain on investments and foreign
currency transactions                                     (0.22)             --              --              --          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.26)         $(0.04)         $(0.00)(w)      $(0.04)        $(0.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $13.49          $12.80          $10.86           $8.50          $9.69
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(k)(s)                                 7.68           18.28           27.84          (11.89)         (9.95)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.48            1.56            1.94            2.10           2.22
Expenses after expense reductions (f)                      1.15            1.15            1.15            1.15           1.16
Net investment income                                      0.68            0.53            0.63            0.54           0.44
Portfolio turnover                                           52              40              48             148             71
Net assets at end of period (000 Omitted)               $35,415         $31,983         $18,212          $7,364         $5,623
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                         ---------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $13.00          $10.99           $8.57           $9.72         $10.79
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.03           $0.11           $0.13           $0.01          $0.06
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.76            1.90            2.29           (1.14)         (1.11)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.79           $2.01           $2.42          $(1.13)        $(1.05)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.04)            $--             $--          $(0.02)        $(0.01)
From net realized gain on investments and foreign
currency transactions                                     (0.22)             --              --              --          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.26)            $--             $--          $(0.02)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $13.53          $13.00          $10.99           $8.57          $9.72
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(k)(s)                                 6.30           18.29           28.24          (11.65)         (9.76)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.73            0.60(y)         1.44(y)         2.35           2.42
Expenses after expense reductions (f)                      1.40            0.19(y)         0.65(y)         1.40           1.36
Net investment income                                      0.22            0.81            1.41            0.15           0.59
Portfolio turnover                                           52              40              48             148             71
Net assets at end of period (000 Omitted)                   $56             $27             $22            $148           $168
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(w) Per share amount was less than $0.01.
(y) Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 15 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2005, the value of securities loaned was $4,583,339. These loans were collateralized by cash of $4,799,504 and non-cash U.S. Treasury obligations of $18,191.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $659 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $468 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                             12/31/05     12/31/04
           Ordinary income (including any
           short-term capital gains)         $118,877      $71,238

           Long-term capital gain             599,609           --
           -------------------------------------------------------
           Total distributions                718,486       71,238

The federal tax cost and the tax basis components of distributable earnings were as follows:

            AS OF DECEMBER 31, 2005
            Cost of investments                        $35,503,988
            ------------------------------------------------------
            Gross appreciation                          $5,376,978
            Gross depreciation                            (470,387)
            ------------------------------------------------------
            Net unrealized appreciation
            (depreciation)                              $4,906,591
            Undistributed ordinary income                  397,835
            Undistributed long-term capital gain         2,882,068
            Other temporary differences                       (881)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

                                           EFFECTIVE
                                           BEGINNING      EFFECTIVE
                                           OF PERIOD        8/01/05

           First $1 billion of average
           daily net assets                  1.00%          1.00%
           Average daily net assets in
           excess of $1 billion              1.00%          0.90%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 1.00% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. For the year ended December 31, 2005, this reduction amounted to $110,678 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $11,920, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $205.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0265% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $163, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $18,740,830 and $17,161,657, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                            Year ended 12/31/05            Year ended 12/31/04
                                                                          SHARES          AMOUNT          SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                                 682,366       $8,688,342     1,043,575     $11,951,565
Shares issued to shareholders in reinvestment of distributions               59,625          718,481         6,372          71,238
Shares reacquired                                                          (615,477)      (7,787,576)     (228,069)     (2,630,927)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                  126,514       $1,619,247       821,878      $9,391,876

SERVICE CLASS SHARES(1)
Shares sold                                                                  25,966         $323,525            --             $--
Shares issued to shareholders in reinvestment of distributions                   --(2)             5            --              --
Shares reacquired                                                           (21,812)        (275,269)           --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                    4,154          $48,261            --             $--

(1) For the year ended December 31, 2004, the series had no Service Class share activity.
(2) Less than 1 share.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $226, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Global Equity Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Global Equity Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Global Equity Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA                             225 Franklin Street, Boston, MA 02110
02116-3741
                                                            INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                 ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                 Deloitte & Touche LLP
500 Boylston Street, Boston, MA                             200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
David R. Mannheim
Simon Todd

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 20th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 21st percentile for the one-year period and the 10th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and its total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The series designates $599,609 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 69.50% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

Income derived from foreign sources was $248,148. The series intends to pass through foreign tax credits of $12,977 for the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VGE-ANN 02/06 56M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) MID CAP GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.8%
              Cash & Other Net Assets                     3.2%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   3.2%
              ------------------------------------------------
              Juniper Networks, Inc.                      2.4%
              ------------------------------------------------
              Xilinx, Inc.                                2.1%
              ------------------------------------------------
              Analog Devices, Inc.                        2.1%
              ------------------------------------------------
              Amdocs Ltd.                                 2.1%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.0%
              ------------------------------------------------
              Corporate Executive Board Co.               1.8%
              ------------------------------------------------
              Smith International, Inc.                   1.8%
              ------------------------------------------------
              PETsMART, Inc.                              1.8%
              ------------------------------------------------
              SanDisk Corp.                               1.7%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Health Care                                22.4%
              ------------------------------------------------
              Technology                                 21.0%
              ------------------------------------------------
              Special Products & Services                10.9%
              ------------------------------------------------
              Financial Services                          8.6%
              ------------------------------------------------
              Leisure                                     7.8%
              ------------------------------------------------
              Retailing                                   7.1%
              ------------------------------------------------
              Energy                                      7.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.7%
              ------------------------------------------------
              Utilities & Communications                  3.2%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Basic Materials                             1.1%
              ------------------------------------------------
              Consumer Staples                            0.6%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Mid Cap Growth Series provided a total return of 3.11%, while Service Class shares provided a total return of 2.86%. In comparison, the series' benchmark, the Russell Midcap Growth Index, returned 12.10%.

DETRACTORS FROM PERFORMANCE

The retailing, technology, and leisure sectors were the largest detractors from relative performance over the period. In all three sectors, stock selection dampened relative returns.

Several individual securities in the technology sector significantly hurt results including network security software company Symantec, which is not a benchmark constituent, business software company Mercury Interactive*, and semiconductor manufacturers PMC-Sierra and Xilinx.

In the leisure sector, radio broadcasting firm Citadel Broadcasting, media company Gemstar-TV Guide*, and cruise line operator Royal Caribbean Cruises*, which is not a benchmark constituent, held back results relative to the benchmark.

No individual stocks within the retailing sector were among the portfolio's top detractors.

Other stocks that hurt performance included for-profit education company Apollo Group, which is not an index constituent, dermatological products company Medicis Pharmaceutical, and biotech firm ImClone Systems.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector boosted relative performance as holdings in investment management firm Legg Mason significantly outperformed the benchmark over the period.

Results were aided by our overweighted position in the strong-performing utilities and communications sector. Within this sector, broadcast and communication tower management firm American Tower was the top contributor.

Elsewhere, in technology, networking chip maker Marvell Technology Group, which is not a benchmark constituent, and flash memory storage products maker SanDisk bolstered results. Holdings in multimedia and publishing software company Adobe Systems also contributed as we added the stock to the portfolio prior to a run-up in share price.

In health care, our positions in biotech firm Gilead Sciences and medical device company Thoratec, neither of which are benchmark constituents, and non-urban hospital operator Community Health Systems* were among the portfolio's top contributors.

Other individual holdings which benefited portfolio performance included drilling rig operator GlobalSantaFe, which is not a benchmark constituent, and multimedia image provider Getty Images.

Respectfully,

David E. Sette-Ducati                 David M. Earnest
Portfolio Manager                     Portfolio Manager

Note to Shareholders: Effective December 2005, David M. Earnest replaced Eric
B. Fischman as a portfolio manager of the Series.

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolios. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolios current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                               MFS Mid Cap
                             Growth Series --      Russell Midcap
                              Initial Class         Growth Index
              4/00               $10,000             $10,000
              12/00                9,740               8,069
              12/01                8,030               6,443
              12/02                4,561               4,678
              12/03                6,250               6,675
              12/04                7,160               7,709
              12/05                7,383               8,641

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class      Class inception date       1-yr        5-yr        Life(t)
------------------------------------------------------------------------------
     Initial              4/28/00              3.11%       -5.39%       -5.20%
------------------------------------------------------------------------------
     Service              5/01/00              2.86%       -5.62%       -5.44%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
------------------------------------------------------------------------------
Russell Midcap Growth Index(s)                12.10%        1.38%       -2.54%
------------------------------------------------------------------------------

(t) For the period from the commencement of the series' investment operations, April 28, 2000 through December 31, 2005. Index information is from May 1, 2000.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell Midcap Growth Index - constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The securities of medium size companies may be more volatile than those of larger companies. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value    7/01/05-
                            Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.90%     $1,000.00       $1,075.10         $4.71
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.90%     $1,000.00       $1,020.67         $4.58
--------------------------------------------------------------------------------
         Actual             1.14%     $1,000.00       $1,074.60         $5.96
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.14%     $1,000.00       $1,019.46         $5.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 96.8%

----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 1.5%
----------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(l)(n)                                                     49,000     $  1,094,170
ITT Industries, Inc.                                                         26,700        2,745,294
----------------------------------------------------------------------------------------------------
                                                                                        $  3,839,464
----------------------------------------------------------------------------------------------------
Automotive - 1.5%
----------------------------------------------------------------------------------------------------
Gentex Corp.(l)                                                              75,700     $  1,476,150
Harman International Industries, Inc.                                        25,100        2,456,035
----------------------------------------------------------------------------------------------------
                                                                                        $  3,932,185
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.5%
----------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.(l)                                                    76,600     $  2,635,806
Investors Financial Services Corp.(l)                                        45,500        1,675,765
Nelnet, Inc., "A"(l)(n)                                                      18,600          756,648
SLM Corp.                                                                    23,800        1,311,142
----------------------------------------------------------------------------------------------------
                                                                                        $  6,379,361
----------------------------------------------------------------------------------------------------
Biotechnology - 5.2%
----------------------------------------------------------------------------------------------------
Gen-Probe, Inc.(l)(n)                                                        42,400     $  2,068,696
Genzyme Corp.(n)                                                             46,850        3,316,043
Gilead Sciences, Inc.(n)                                                     70,530        3,711,994
Human Genome Sciences, Inc.(n)                                               45,800          392,048
ImClone Systems, Inc.(l)(n)                                                  40,950        1,402,128
MedImmune, Inc.(n)                                                           67,900        2,377,858
----------------------------------------------------------------------------------------------------
                                                                                        $ 13,268,767
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
----------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.(l)                                               127,660     $  1,715,750
Grupo Televisa S.A., ADR                                                     41,220        3,318,210
XM Satellite Radio Holdings, Inc., "A"(n)                                    22,400          611,072
----------------------------------------------------------------------------------------------------
                                                                                        $  5,645,032
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.0%
----------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                   10,200     $  3,748,398
Legg Mason, Inc.                                                             32,299        3,865,867
----------------------------------------------------------------------------------------------------
                                                                                        $  7,614,265
----------------------------------------------------------------------------------------------------
Business Services - 8.3%
----------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.(l)(n)                                            75,730     $  2,695,988
Bright Horizons Family Solutions, Inc.(l)(n)                                 34,600        1,281,930
Brink's Co.(l)                                                               31,100        1,490,001
Corporate Executive Board Co.                                                52,080        4,671,576
DST Systems, Inc.(n)                                                         42,830        2,565,945
Getty Images, Inc.(l)(n)                                                     45,810        4,089,459
Monster Worldwide, Inc.(n)                                                   61,870        2,525,533
Paychex, Inc.                                                                54,600        2,081,352
----------------------------------------------------------------------------------------------------
                                                                                        $ 21,401,784
----------------------------------------------------------------------------------------------------
Computer Software - 3.6%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         104,000     $  3,843,840
Check Point Software Technologies Ltd.(n)                                    87,250        1,753,725
Symantec Corp.(n)                                                           202,745        3,548,038
----------------------------------------------------------------------------------------------------
                                                                                        $  9,145,603
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.6%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                              195,070     $  5,364,425
MICROS Systems, Inc.(n)                                                      26,700        1,290,144
----------------------------------------------------------------------------------------------------
                                                                                        $  6,654,569
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
----------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"(n)                                                   61,270     $  3,704,384
Estee Lauder Cos., Inc., "A"                                                 47,600        1,593,648
ITT Educational Services, Inc.(n)                                            50,900        3,008,699
----------------------------------------------------------------------------------------------------
                                                                                        $  8,306,731
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%
----------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                         50,700     $  2,039,154
W.W. Grainger, Inc.(l)                                                       30,200        2,147,220
----------------------------------------------------------------------------------------------------
                                                                                        $  4,186,374
----------------------------------------------------------------------------------------------------
Electronics - 10.9%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                        150,970     $  5,415,294
KLA-Tencor Corp.                                                             78,730        3,883,751
Marvell Technology Group Ltd.(n)                                             66,340        3,721,011
Novellus Systems, Inc.(n)                                                    52,900        1,275,948
PMC-Sierra, Inc.(n)                                                         327,700        2,526,567
SanDisk Corp.(n)                                                             69,500        4,365,990
Tessera Technologies, Inc.(n)                                                46,400        1,199,440
Xilinx, Inc.                                                                218,420        5,506,368
----------------------------------------------------------------------------------------------------
                                                                                        $ 27,894,369
----------------------------------------------------------------------------------------------------
Energy - Integrated - 1.1%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           21,300     $  2,701,266
----------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.3%
----------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.(l)(n)                                       73,300     $    842,950
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.6%
----------------------------------------------------------------------------------------------------
International Game Technology                                                94,470     $  2,907,787
Station Casinos, Inc.                                                        19,500        1,322,100
----------------------------------------------------------------------------------------------------
                                                                                        $  4,229,887
----------------------------------------------------------------------------------------------------
General Merchandise - 1.3%
----------------------------------------------------------------------------------------------------
99 Cents Only Stores(l)(n)                                                   66,640     $    697,054
Kohl's Corp.(n)                                                              52,800        2,566,080
----------------------------------------------------------------------------------------------------
                                                                                        $  3,263,134
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.3%
----------------------------------------------------------------------------------------------------
Health Net, Inc.(n)                                                          66,200     $  3,412,610
----------------------------------------------------------------------------------------------------
Insurance - 3.1%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     47,860     $  2,557,638
Endurance Specialty Holdings Ltd.                                            58,900        2,111,565
PartnerRe Ltd.(l)                                                            40,400        2,653,068
Platinum Underwriters Holdings Ltd.                                          21,200          658,684
----------------------------------------------------------------------------------------------------
                                                                                        $  7,980,955
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                     65,840     $  3,444,090
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
----------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                    32,200     $  1,668,282
Roper Industries, Inc.                                                       65,160        2,574,472
----------------------------------------------------------------------------------------------------
                                                                                        $  4,242,754
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
----------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(l)(n)                                   51,000     $  2,746,350
----------------------------------------------------------------------------------------------------
Medical Equipment - 10.7%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.(n)                                            103,600     $  4,330,480
C.R. Bard, Inc.                                                              40,240        2,652,621
Cytyc Corp.(n)                                                              141,852        4,004,482
DENTSPLY International, Inc.                                                 54,140        2,906,777
Fisher Scientific International, Inc.(n)                                     46,100        2,851,746
Millipore Corp.(n)                                                           59,060        3,900,322
ResMed, Inc.(n)                                                              41,200        1,578,372
St. Jude Medical, Inc.(n)                                                    74,600        3,744,920
Thoratec Corp.(l)(n)                                                         74,410        1,539,543
----------------------------------------------------------------------------------------------------
                                                                                        $ 27,509,263
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
----------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                            3,800     $    140,389
----------------------------------------------------------------------------------------------------
Network & Telecom - 3.5%
----------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(n)                                                105,840     $  2,814,286
Juniper Networks, Inc.(l)(n)                                                276,400        6,163,720
----------------------------------------------------------------------------------------------------
                                                                                        $  8,978,006
----------------------------------------------------------------------------------------------------
Oil Services - 5.9%
----------------------------------------------------------------------------------------------------
BJ Services Co.                                                              39,320     $  1,441,864
GlobalSantaFe Corp.                                                          59,850        2,881,778
National Oilwell Varco, Inc.(n)                                              63,900        4,006,530
Noble Corp.                                                                  32,000        2,257,280
Smith International, Inc.                                                   124,800        4,631,328
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,218,780
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.4%
----------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.(l)(n)                                     31,100     $  1,030,032
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%
----------------------------------------------------------------------------------------------------
Allergan, Inc.                                                               32,600     $  3,519,496
Endo Pharmaceuticals Holdings, Inc.(n)                                       64,800        1,960,848
Medicis Pharmaceutical Corp., "A"(l)                                        159,960        5,126,718
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,607,062
----------------------------------------------------------------------------------------------------
Restaurants - 2.7%
----------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.(l)(n)                                              111,665     $  4,175,154
Rare Hospitality International, Inc.(n)                                      89,400        2,716,866
----------------------------------------------------------------------------------------------------
                                                                                        $  6,892,020
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                46,800     $  2,478,528
----------------------------------------------------------------------------------------------------
Specialty Stores - 5.8%
----------------------------------------------------------------------------------------------------
Aeropostale, Inc.(n)                                                         52,800     $  1,388,640
Bed Bath & Beyond, Inc.(n)                                                  100,800        3,643,920
Chico's FAS, Inc.(n)                                                         36,800        1,616,624
PETsMART, Inc.                                                              179,530        4,606,740
Urban Outfitters, Inc.(n)                                                    68,900        1,743,859
Williams-Sonoma, Inc.(n)                                                     44,600        1,924,490
----------------------------------------------------------------------------------------------------
                                                                                        $ 14,924,273
----------------------------------------------------------------------------------------------------
Telephone Services - 3.2%
----------------------------------------------------------------------------------------------------
American Tower Corp., "A"(n)                                                303,254     $  8,218,183
----------------------------------------------------------------------------------------------------
Trucking - 0.6%
----------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.(l)                              23,380     $  1,578,384
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $218,682,861)                                            $248,707,420
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 2.5%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06,
at Amortized Cost(y)                                                   $  6,372,000     $  6,370,513
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 11.6%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                              29,915,385     $ 29,915,385
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $254,968,759)(k)                                    $284,993,318
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (10.9)%                                                 (28,112,688)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $256,880,630
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the series had one security representing $140,389 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR    American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $29,231,645 of securities on loan
(identified cost, $254,968,759)                                                          $284,993,318
Receivable for investments sold                                                               959,758
Receivable for series shares sold                                                           1,033,258
Interest and dividends receivable                                                             101,242
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $287,087,576
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                          $45,676
Payable for investments purchased                                                              22,159
Payable for series shares reacquired                                                          119,115
Collateral for securities loaned, at value                                                 29,915,385
Payable to affiliates
  Management fee                                                                               10,555
  Shareholder servicing costs                                                                   1,104
  Distribution fees                                                                               650
  Administrative services fee                                                                     136
Accrued expenses and other liabilities                                                         92,166
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $30,206,946
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $256,880,630
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $218,966,016
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                30,024,593
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                               7,890,021
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $256,880,630
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          35,249,081
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $216,764,554
  Shares outstanding                                                                       29,679,494
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $7.30
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $40,116,076
  Shares outstanding                                                                        5,569,587
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $7.20
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $1,036,345
  Interest                                                                                     247,880
  Foreign taxes withheld                                                                        (4,336)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,279,889
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,882,611
  Distribution fees                                                                            105,326
  Shareholder servicing costs                                                                   88,585
  Administrative services fee                                                                   34,386
  Independent trustees' compensation                                                             9,773
  Custodian fee                                                                                 93,992
  Printing                                                                                      85,863
  Postage                                                                                       14,556
  Auditing fees                                                                                 45,921
  Legal fees                                                                                     8,317
  Shareholder solicitation expenses                                                             25,717
  Miscellaneous                                                                                 19,413
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $2,414,460
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (19,228)
  Reduction of expenses by investment adviser                                                   (1,381)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $2,393,851
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(1,113,962)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $16,005,476
  Foreign currency transactions                                                                 (1,929)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $16,003,547
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $(8,135,432)
  Translation of assets and liabilities in foreign currencies                                       34
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(8,135,398)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $7,868,149
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $6,754,187
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                                           2005                     2004

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(1,113,962)            $(1,469,602)
Net realized gain (loss) on investments and foreign currency transactions                  16,003,547              23,266,547
Net unrealized gain (loss) on investments and foreign currency translation                 (8,135,398)             10,285,857
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $6,754,187             $32,082,802
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(20,914,417)            $27,267,669
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(14,160,230)            $59,350,471
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $271,040,860            $211,690,389
At end of period                                                                         $256,880,630            $271,040,860
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                         ---------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                      $7.08           $6.18           $4.51           $7.94          $9.74
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                  $(0.03)         $(0.04)         $(0.02)         $(0.02)        $(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.25            0.94            1.69           (3.41)         (1.68)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.22           $0.90           $1.67          $(3.43)        $(1.70)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $--             $--             $--             $--         $(0.00)(w)
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (0.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $--             $--             $--             $--         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $7.30           $7.08           $6.18           $4.51          $7.94
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (s)(k)(r)                                 3.11           14.56           37.03          (43.20)        (17.55)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.92            0.87            0.91            0.91           0.96
Expenses after expense reductions (f)                      0.92            0.87            0.89            0.90           0.91
Net investment loss                                       (0.40)          (0.56)          (0.45)          (0.34)         (0.20)
Portfolio turnover                                           86              83              86             144            105
Net assets at end of period (000 Omitted)              $216,765        $221,192        $165,102         $56,909        $48,453
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                         ---------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                      $7.00           $6.12           $4.48           $7.92          $9.72
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                  $(0.04)         $(0.05)         $(0.04)         $(0.03)        $(0.03)
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.24            0.93            1.68           (3.41)         (1.67)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.20           $0.88           $1.64          $(3.44)        $(1.70)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                       $--             $--             $--             $--         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $7.20           $7.00           $6.12           $4.48          $7.92
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (s)(k)(r)                                 2.86           14.38           36.61          (43.43)        (17.63)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.17            1.12            1.16            1.14           1.16
Expenses after expense reductions (f)                      1.17            1.12            1.14            1.13           1.11
Net investment loss                                       (0.66)          (0.81)          (0.70)          (0.58)         (0.32)
Portfolio turnover                                           86              83              86             144            105
Net assets at end of period (000 Omitted)               $40,116         $49,849         $46,588         $14,380        $13,929
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 24 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $10,975 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $8,253 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The series declared no distributions for the years ended December 31, 2005 and December 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                        $255,245,244
           -------------------------------------------------------
           Gross appreciation                          $39,133,993
           Gross depreciation                           (9,385,919)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                              $29,748,074
           Undistributed long-term capital gain          8,166,506
           Other temporary differences                          34

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

                                         EFFECTIVE
                                         BEGINNING       EFFECTIVE
                                         OF PERIOD         8/01/05

           First $1 billion of average
           daily net assets                 0.75%           0.75%

           Average daily net assets in
           excess of $1 billion             0.75%           0.70%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $87,855, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $571.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of .01370% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,381, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $243 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $211,529,944 and $233,106,771, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                         Year ended 12/31/05             Year ended 12/31/04
                                                       SHARES          AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                            2,318,722      $16,003,036      7,146,386      $46,647,568
Shares reacquired                                     (3,874,149)     (26,518,648)    (2,633,822)     (16,714,973)
------------------------------------------------------------------------------------------------------------------
Net change                                            (1,555,427)    $(10,515,612)     4,512,564      $29,932,595

SERVICE CLASS SHARES
Shares sold                                              739,691       $5,021,564      3,284,902      $21,295,639
Shares reacquired                                     (2,289,799)     (15,420,369)    (3,773,711)     (23,960,565)
------------------------------------------------------------------------------------------------------------------
Net change                                            (1,550,108)    $(10,398,805)      (488,809)     $(2,664,926)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $1,638, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Mid Cap Growth Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Growth Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Mid Cap Growth Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIAN
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                   ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                   Deloitte & Touche LLP
500 Boylston Street, Boston, MA                               200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
David E. Sette-Ducati
David M. Earnest

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 92nd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 50th percentile for the one-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the replacement of the Fund's portfolio manager in 2002 with a team of two portfolio managers. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median, and its total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.05% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VMG-ANN 02/06 16M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) NEW DISCOVERY SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) NEW DISCOVERY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Aspect Medical Systems, Inc.                2.7%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           2.3%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc.             2.2%
              ------------------------------------------------
              TIBCO Software, Inc.                        2.1%
              ------------------------------------------------
              Advanced Medical Optics, Inc.               2.0%
              ------------------------------------------------
              Cognex Corp.                                2.0%
              ------------------------------------------------
              THQ, Inc.                                   1.9%
              ------------------------------------------------
              Activision, Inc.                            1.9%
              ------------------------------------------------
              Cytyc Corp.                                 1.8%
              ------------------------------------------------
              Strayer Education, Inc.                     1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                29.6%
              ------------------------------------------------
              Technology                                 19.8%
              ------------------------------------------------
              Leisure                                    12.2%
              ------------------------------------------------
              Retailing                                  10.2%
              ------------------------------------------------
              Special Products & Services                 9.2%
              ------------------------------------------------
              Financial Services                          7.2%
              ------------------------------------------------
              Industrial Goods & Services                 6.7%
              ------------------------------------------------
              Consumer Staples                            2.5%
              ------------------------------------------------
              Basic Materials                             0.9%
              ------------------------------------------------
              Utilities & Communications                  0.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS New Discovery Series provided a total return of 5.25%, while Service Class shares provided a total return of 5.03%. In comparison, the series' benchmark, the Russell 2000 Growth Index, returned 4.15%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the health care sector was the greatest contributor to relative performance. Within this sector, ventricular assist device maker Thoratec, medical devices manufacturer FoxHollow Technologies*, and pharmaceutical firm Adams Respiratory Therapeutics* were among the portfolio's top contributing stocks as they significantly outperformed the benchmark over the period. Other strong performers in health care holdings that aided results included brain monitoring company Aspect Medical Systems, diagnostic instruments firm Ventana Medical Systems, and medical devices maker Conceptus.

Security selection in the technology sector also helped relative performance. Our holdings in this area included flash memory storage products maker SanDisk, which is not a benchmark constituent, and multimedia software firm Nuance Communications.

Although positive relative contribution from the industrial goods and services sector resulted primarily from strong stock selection, no individual stocks within this sector were among the portfolio's top contributors.

Individual stocks in other sectors that contributed to relative results included discount apparel and variety retailer Citi Trends and interactive entertainment software company THQ.

DETRACTORS FROM PERFORMANCE

Our underweighted position and, to a lesser extent, stock selection in the strong-performing energy sector hindered relative performance. No individual holdings in this sector were among the portfolio's top detractors.

The special products and services and the retailing sectors also detracted from relative performance. In both cases, stock selection held back results. Our holdings in moving and relocation services company SIRVA* and hobby and craft retailer A.C. Moore Arts and Crafts were significant detractors in these sectors.

Although stock selection in technology aided results for the period, several individual stocks within this sector detracted from performance. Our holdings in procurement software and consulting services provider Ariba*, integrated circuits maker Silicon Laboratories*, voice network products company AudioCodes*, which is not a benchmark constituent, and networking semiconductor firm PMC-Sierra negatively affected results.

Stocks in other sectors that hurt relative results included market research and opinion polling firm Harris Interactive, frozen dessert maker CoolBrands International*, which is not a benchmark constituent, and sleep products manufacturer Tempur-Pedic International*. Not holding strong-performing medical equipment and supplies firm Intuitive Surgical also dampened relative returns.

During the reporting period, our currency exposure was a detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Respectfully,

Thomas H. Wetherald
Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                                   MFS New
                            Discovery Series --     Russell 2000
                               Initial Class        Growth Index

              5/98               $10,000             $10,000
              12/98               10,220               8,993
              12/99               17,723              12,868
              12/00               17,371               9,982
              12/01               16,497               9,061
              12/02               11,279               6,319
              12/03               15,082               9,386
              12/04               16,065              10,729
              12/05               16,908              11,174

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr       Life(t)
----------------------------------------------------------------------------
     Initial              5/01/98             5.25%       -0.54%       7.09%
----------------------------------------------------------------------------
     Service              5/01/00             5.03%       -0.78%       6.91%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
Russell 2000 Growth Index (s)                 4.15%        2.28%       1.46%
----------------------------------------------------------------------------

(t) For the period from the commencement of the series' investment operations, May 1, 1998, through December 31, 2005. Index information is from May 1, 1998.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 2000 Growth Index - constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The securities of small size companies may be more volatile than those of larger companies. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             1.06%      $1,000.00      $1,099.00         $5.61
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.06%      $1,000.00      $1,019.86         $5.40
--------------------------------------------------------------------------------
         Actual             1.31%      $1,000.00      $1,098.10         $6.93
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.31%      $1,000.00      $1,018.60         $6.67
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05


The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.5%

----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
----------------------------------------------------------------------------------------------------
Maidenform Brands, Inc.(n)                                                  249,200    $   3,154,872
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.6%
----------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                             171,570    $   4,558,615
Commerce Bancorp, Inc.(l)                                                   200,300        6,892,323
Euronet Worldwide, Inc.(l)(n)                                               227,310        6,319,218
Intervest Bancshares Corp.(n)                                                51,020        1,262,745
Investors Financial Services Corp.(l)                                       232,890        8,577,339
MetroCorp Bancshares, Inc.                                                   58,970        1,753,768
Nelnet, Inc., "A"(l)(n)                                                      51,900        2,111,292
Signature Bank(n)                                                           338,110        9,490,748
Sterling Bancshares, Inc.                                                   370,630        5,722,527
----------------------------------------------------------------------------------------------------
                                                                                       $  46,688,575
----------------------------------------------------------------------------------------------------
Biotechnology - 2.9%
----------------------------------------------------------------------------------------------------
Advanced Life Sciences Holdings(l)(n)                                       226,110    $     886,351
Affymetrix, Inc.(l)(n)                                                       83,700        3,996,675
CV Therapeutics, Inc.(l)(n)                                                  70,980        1,755,335
DUSA Pharmaceuticals, Inc.(l)(n)                                            185,600        1,998,912
Encysive Pharmaceuticals, Inc.(l)(n)                                        302,240        2,384,673
Gen-Probe, Inc.(l)(n)                                                       145,180        7,083,332
Keryx Biopharmaceuticals, Inc.(l)(n)                                        159,380        2,333,323
----------------------------------------------------------------------------------------------------
                                                                                       $  20,438,601
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
----------------------------------------------------------------------------------------------------
ADVO, Inc.(l)                                                               130,380    $   3,674,108
Harris Interactive, Inc.(l)(n)                                            1,306,470        5,630,885
----------------------------------------------------------------------------------------------------
                                                                                       $   9,304,993
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.6%
----------------------------------------------------------------------------------------------------
IntercontinentalExchange, Inc.(n)                                            48,670    $   1,769,155
MarketAxess Holdings, Inc.(l)(n)                                            211,940        2,422,474
----------------------------------------------------------------------------------------------------
                                                                                       $   4,191,629
----------------------------------------------------------------------------------------------------
Business Services - 6.1%
----------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(l)(n)                                142,380    $   5,275,179
Corporate Executive Board Co.                                                76,260        6,840,522
CoStar Group, Inc.(l)(n)                                                    135,760        5,860,759
Stamps.com, Inc.(l)(n)                                                      100,070        2,297,607
TALX Corp.(l)                                                                47,800        2,184,938
UAP Holding Corp.(l)                                                        143,150        2,923,123
Ultimate Software Group, Inc.(l)(n)                                         465,980        8,886,239
Universal Technical Institute, Inc.(n)                                      275,670        8,529,230
----------------------------------------------------------------------------------------------------
                                                                                       $  42,797,597
----------------------------------------------------------------------------------------------------
Chemicals - 0.9%
----------------------------------------------------------------------------------------------------
Nalco Holding Co.(n)                                                        354,750    $   6,282,623
----------------------------------------------------------------------------------------------------
Computer Software - 8.3%
----------------------------------------------------------------------------------------------------
Blackbaud, Inc.(l)                                                          304,300    $   5,197,444
MicroStrategy, Inc., "A"(n)                                                 140,830       11,652,274
NAVTEQ Corp.(l)(n)                                                          130,090        5,707,048
Open Solutions, Inc.(l)(n)                                                  419,370        9,611,960
Opsware, Inc.(l)(n)                                                       1,658,330       11,260,061
TIBCO Software, Inc.(n)                                                   1,973,880       14,744,884
----------------------------------------------------------------------------------------------------
                                                                                       $  58,173,671
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.3%
----------------------------------------------------------------------------------------------------
PAR Technology Corp.(l)(n)                                                   77,900    $   2,162,504
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.9%
----------------------------------------------------------------------------------------------------
Central Garden & Pet Co.(l)(n)                                              120,295    $   5,526,352
ITT Educational Services, Inc.(n)                                           132,170        7,812,569
PlanetOut, Inc.(l)(n)                                                       188,300        1,636,327
Strayer Education, Inc.(l)                                                  132,760       12,439,612
----------------------------------------------------------------------------------------------------
                                                                                       $  27,414,860
----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
----------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"(l)                                     376,590    $  15,146,450
----------------------------------------------------------------------------------------------------
Electronics - 6.3%
----------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                          5,292,820    $  11,008,058
Entegris, Inc.(l)(n)                                                        525,755        4,952,612
Kronos, Inc.(l)(n)                                                          120,160        5,029,898
PMC-Sierra, Inc.(l)(n)                                                    1,235,970        9,529,329
SanDisk Corp.(n)                                                            154,200        9,686,844
Tessera Technologies, Inc.(l)(n)                                            164,700        4,257,495
----------------------------------------------------------------------------------------------------
                                                                                       $  44,464,236
----------------------------------------------------------------------------------------------------
Engineering - Construction - 2.0%
----------------------------------------------------------------------------------------------------
InfraSource Services, Inc.(l)(n)                                            576,470    $   7,540,228
Quanta Services, Inc.(l)(n)                                                 503,720        6,633,992
----------------------------------------------------------------------------------------------------
                                                                                       $  14,174,220
----------------------------------------------------------------------------------------------------
Entertainment - 0.3%
----------------------------------------------------------------------------------------------------
International Speedway Corp.                                                 42,900    $   2,054,910
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.7%
----------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                         266,500    $   5,268,705
Reddy Ice Holdings, Inc.(l)                                                 156,640        3,416,318
United Natural Foods, Inc.(l)(n)                                            133,200        3,516,480
----------------------------------------------------------------------------------------------------
                                                                                       $  12,201,503
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
----------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.(l)                                                 70,800    $   3,522,300
----------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
----------------------------------------------------------------------------------------------------
99 Cents Only Stores(l)(n)                                                  237,860    $   2,488,016
----------------------------------------------------------------------------------------------------
Internet - 0.8%
----------------------------------------------------------------------------------------------------
Equinix, Inc.(n)                                                            131,800    $   5,372,168
----------------------------------------------------------------------------------------------------
Leisure & Toys - 5.0%
----------------------------------------------------------------------------------------------------
Activision, Inc.(n)                                                         950,201    $  13,055,762
Take-Two Interactive Software, Inc.(l)(n)                                   301,520        5,336,904
THQ, Inc.(l)(n)                                                             561,309       13,387,220
Ubisoft Entertainment S.A.(n)                                                68,900        3,273,113
----------------------------------------------------------------------------------------------------
                                                                                       $  35,052,999
----------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
----------------------------------------------------------------------------------------------------
Cognex Corp.                                                                462,330    $  13,911,509
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
----------------------------------------------------------------------------------------------------
Allion Healthcare, Inc.(l)(n)                                               311,360    $   3,627,344
Healthcare Services Group, Inc.(l)                                          273,740        5,669,155
VCA Antech, Inc.(l)(n)                                                      126,600        3,570,120
----------------------------------------------------------------------------------------------------
                                                                                       $  12,866,619
----------------------------------------------------------------------------------------------------
Medical Equipment - 20.8%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.(l)(n)                                         341,000    $  14,253,800
Align Technology, Inc.(l)(n)                                                474,930        3,072,797
Aspect Medical Systems, Inc.(l)(n)                                          553,810       19,023,374
Atricure, Inc.(n)                                                           329,260        3,506,619
Conceptus, Inc.(l)(n)                                                       654,850        8,264,207
Conceptus, Inc.(n)                                                          107,600        1,357,912
Cyberonics, Inc.(l)(n)                                                      344,000       11,111,200
Cytyc Corp.(l)(n)                                                           458,114       12,932,558
Fisher Scientific International, Inc.(l)(n)                                  92,880        5,745,557
IDEXX Laboratories, Inc.(l)(n)                                              133,593        9,616,024
Immucor, Inc.(l)(n)                                                         187,110        4,370,890
Merit Medical Systems, Inc.(l)(n)                                           423,530        5,141,654
Millipore Corp.(n)                                                          142,610        9,417,964
MWI Veterinary Supply, Inc.(l)(n)                                           270,080        6,970,765
Nektar Therapeutics(l)(n)                                                   136,000        2,238,560
NeuroMetrix, Inc.(l)(n)                                                     198,670        5,419,718
NxStage Medical, Inc.(n)                                                    105,940        1,267,042
ResMed, Inc.(n)                                                             119,850        4,591,454
Thoratec Corp.(l)(n)                                                        564,630       11,682,195
Ventana Medical Systems, Inc.(l)(n)                                         138,020        5,845,147
----------------------------------------------------------------------------------------------------
                                                                                       $ 145,829,437
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.8%
----------------------------------------------------------------------------------------------------
Foundry Networks, Inc.(l)(n)                                                397,150    $   5,484,641
NeuStar, Inc., "A"(l)(n)                                                    110,500        3,369,145
NICE Systems Ltd., ADR(n)                                                    72,300        3,481,968
----------------------------------------------------------------------------------------------------
                                                                                       $  12,335,754
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.3%
----------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.(n)                                       237,800    $   7,875,936
Nuance Communications, Inc.(l)(n)                                         1,076,874        8,216,549
----------------------------------------------------------------------------------------------------
                                                                                       $  16,092,485
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.1%
----------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.(l)(n)                                        514,180    $   2,858,841
Inspire Pharmaceuticals, Inc.(l)(n)                                         239,250        1,215,390
Medicis Pharmaceutical Corp., "A"                                           504,680       16,174,994
NUCRYST Pharmaceuticals Corp.(n)                                            178,190        1,790,810
PRA International(l)(n)                                                      99,990        2,814,719
Shire PLC, ADR(l)                                                            95,200        3,692,808
----------------------------------------------------------------------------------------------------
                                                                                       $  28,547,562
----------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
----------------------------------------------------------------------------------------------------
Clean Harbors, Inc.(l)(n)                                                   127,100    $   3,661,751
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
----------------------------------------------------------------------------------------------------
American Reprographics Co.(n)                                                97,800    $   2,485,098
Morningstar, Inc.(l)(n)                                                      97,700        3,384,328
Playboy Enterprises, Inc.,"B"(n)                                            133,300        1,851,537
----------------------------------------------------------------------------------------------------
                                                                                       $   7,720,963
----------------------------------------------------------------------------------------------------
Restaurants - 4.0%
----------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.(l)(n)                                              187,960    $   7,027,824
P.F. Chang's China Bistro, Inc.(l)(n)                                       236,720       11,748,414
Red Robin Gourmet Burgers, Inc.(l)(n)                                       188,320        9,596,787
----------------------------------------------------------------------------------------------------
                                                                                       $  28,373,025
----------------------------------------------------------------------------------------------------
Specialty Stores - 9.4%
----------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.(l)(n)                                        755,140    $  10,987,287
Aeropostale, Inc.(l)(n)                                                     380,760       10,013,988
Audible, Inc.(l)(n)                                                         176,420        2,265,233
CarMax, Inc.(l)(n)                                                          144,130        3,989,518
Celebrate Express, Inc.(n)                                                   76,640        1,034,640
Citi Trends, Inc.(n)                                                         92,020        3,928,334
Dick's Sporting Goods, Inc.(l)(n)                                           136,080        4,523,299
Hibbett Sporting Goods, Inc.(n)                                             134,990        3,844,515
Hot Topic, Inc.(l)(n)                                                       354,330        5,049,202
Monro Muffler Brake, Inc.                                                   118,900        3,605,048
Restoration Hardware, Inc.(l)(n)                                            392,380        2,362,128
Tuesday Morning Corp.(l)                                                    258,960        5,417,443
Urban Outfitters, Inc.(n)                                                   205,000        5,188,550
Zumiez, Inc.(n)                                                              96,700        4,179,374
----------------------------------------------------------------------------------------------------
                                                                                       $  66,388,559
----------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
----------------------------------------------------------------------------------------------------
Terremark Worldwide, Inc.(l)(n)                                             346,500    $   1,611,225
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $633,277,140)                                           $ 692,425,616
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.6%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06,
at Amortized Cost(y)                                                   $ 11,060,000    $  11,057,419
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 23.2%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                             162,781,604    $ 162,781,604
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $807,116,163)                                      $ 866,264,639
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (23.3)%                                                (163,675,712)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $ 702,588,927
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR  American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $158,615,930 of securities on loan
(identified cost, $807,116,163)                                                          $866,264,639
Cash                                                                                              535
Receivable for investments sold                                                             2,622,614
Receivable for series shares sold                                                              98,925
Interest and dividends receivable                                                             128,683
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $869,115,396
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $992,467
Payable for series shares reacquired                                                        2,590,912
Collateral for securities loaned, at value                                                162,781,604
Payable to affiliates
  Management fee                                                                               35,113
  Shareholder servicing costs                                                                   1,743
  Distribution fee                                                                              4,105
  Administrative services fee                                                                     281
Accrued expenses and other liabilities                                                        120,244
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $166,526,469
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $702,588,927
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $633,690,422
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                59,148,482
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                               9,750,023
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $702,588,927
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          45,146,162
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $406,190,414
  Shares outstanding                                                                       25,957,909
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $15.65
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                             $296,398,513
  Shares outstanding                                                                       19,188,253
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $15.45
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,245,747
  Interest                                                                                     422,512
  Income on securities loaned                                                                  321,623
  Foreign taxes withheld                                                                       (26,703)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,963,179
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $6,114,461
  Distribution fee                                                                             781,617
  Shareholder servicing costs                                                                  239,768
  Administrative services fee                                                                   84,536
  Independent trustees' compensation                                                            17,834
  Custodian fee                                                                                221,357
  Printing                                                                                     272,825
  Postage                                                                                        1,114
  Auditing fees                                                                                 44,909
  Legal fees                                                                                    19,426
  Shareholder solicitation expenses                                                            136,748
  Miscellaneous                                                                                 44,265
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $7,978,860
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                        (100,491)
  Reduction of expenses by investment adviser                                                   (3,267)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $7,875,102
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(4,911,923)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $68,603,575
  Foreign currency transactions                                                                (53,281)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $68,550,294
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(42,277,884)
  Translation of assets and liabilities in foreign currencies                                     (277)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(42,278,161)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $26,272,133
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $21,360,210
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(4,911,923)            $(5,442,898)
Net realized gain (loss) on investments and foreign currency transactions                  68,550,294              49,759,746
Net unrealized gain (loss) on investments and foreign currency translation                (42,278,161)                260,933
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $21,360,210             $44,577,781
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(84,920,622)            $82,195,286
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(63,560,412)           $126,773,067
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    766,149,339             639,376,272
At end of period                                                                         $702,588,927            $766,149,339
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $14.87          $13.96          $10.44          $15.27         $16.61
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                  $(0.09)         $(0.09)         $(0.08)         $(0.07)        $(0.09)
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.87            1.00            3.60           (4.76)         (0.74)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.78           $0.91           $3.52          $(4.83)        $(0.83)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                       $--             $--             $--             $--         $(0.51)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $15.65          $14.87          $13.96          $10.44         $15.27
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 5.25            6.52           33.72          (31.63)         (5.03)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.06            1.01            1.04            1.05           1.09
Expenses after expense reductions (f)                      1.06            1.01            1.04            1.05           1.06
Net investment loss                                       (0.61)          (0.67)          (0.62)          (0.56)         (0.61)
Portfolio turnover                                          132             134              88              90             63
Net assets at end of period (000 Omitted)              $406,190        $380,100        $290,364        $157,863       $194,098
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $14.71          $13.85          $10.38          $15.22         $16.59
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                  $(0.12)         $(0.13)         $(0.11)         $(0.09)        $(0.12)
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.86            0.99            3.58           (4.75)         (0.75)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.74           $0.86           $3.47          $(4.84)        $(0.87)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                       $--             $--             $--             $--         $(0.50)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $15.45          $14.71          $13.85          $10.38         $15.22
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 5.03            6.21           33.43          (31.80)         (5.25)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.30            1.26            1.29            1.28           1.29
Expenses after expense reductions (f)                      1.30            1.26            1.29            1.28           1.26
Net investment loss                                       (0.86)          (0.92)          (0.88)          (0.78)         (0.82)
Portfolio turnover                                          132             134              88              90             63
Net assets at end of period (000 Omitted)              $296,399        $386,049        $349,012        $176,319       $124,272
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 114 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $37,235 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $63,256 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, redemptions in-kind, and net operating losses.

The series declared no distributions for the years ended December 31, 2005 and December 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                        $810,235,207
           -------------------------------------------------------
           Gross appreciation                          $84,305,442
           Gross depreciation                          (28,276,010)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                              $56,029,432
           Undistributed long-term capital gain         13,034,777
           Other temporary differences                    (165,704)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                            EFFECTIVE
                                            BEGINNING     EFFECTIVE
                                            OF PERIOD       8/01/05

           First $1 billion of average
           daily net assets                    0.90%         0.90%

           Average daily net assets
           in excess of $1 billion             0.90%         0.80%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.90% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $237,782, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $1,589.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0125% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,267, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $29,985 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $881,889,589 and $963,061,804, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                               Year ended 12/31/05              Year ended 12/31/04
                                                            SHARES           AMOUNT          SHARES           AMOUNT
INITIAL CLASS SHARES
Shares sold                                                 6,483,379       $94,073,440      8,568,075      $119,629,750
Shares reacquired                                          (6,091,994)      (84,217,969)    (3,802,207)      (52,951,235)
--------------------------------------------------------------------------------------------------------------------------
Net change                                                    391,385        $9,855,471      4,765,868       $66,678,515

SERVICE CLASS SHARES
Shares sold                                                 1,816,847       $26,094,823      5,596,204       $77,977,819
Shares reacquired                                          (8,866,567)     (120,870,916)    (4,559,101)      (62,461,048)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                 (7,049,720)     $(94,776,093)     1,037,103       $15,516,771

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $4,427, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS New Discovery Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS New Discovery Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS New Discovery Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIANS
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              JP Morgan Chase Bank
DISTRIBUTOR                                                   One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                   New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                    INDEPENDENT REGISTERED PUBLIC
                                                              ACCOUNTING FIRM
PORTFOLIO MANAGER                                             Deloitte & Touche LLP
Thomas H. Wetherald                                           200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 76th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 82nd percentile for the one-year period and the 49th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including assigning a new portfolio manager for the Fund in 2004. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was higher than the Lipper expense group median, and its total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VND-ANN 02/06 67M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) CAPITAL OPPORTUNITIES SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) CAPITAL OPPORTUNITIES SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     95.3%
              Cash & Other Net Assets                     4.7%

              TOP TEN HOLDINGS

              Wyeth                                       3.8%
              ------------------------------------------------
              Johnson & Johnson                           2.5%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.1%
              ------------------------------------------------
              Owens-Illinois, Inc.                        2.1%
              ------------------------------------------------
              Tyco International Ltd.                     2.0%
              ------------------------------------------------
              Symantec Corp.                              2.0%
              ------------------------------------------------
              Nortel Networks Corp.                       2.0%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          2.0%
              ------------------------------------------------
              Oracle Corp.                                2.0%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 21.4%
              ------------------------------------------------
              Health Care                                18.1%
              ------------------------------------------------
              Financial Services                         15.0%
              ------------------------------------------------
              Retailing                                   9.1%
              ------------------------------------------------
              Energy                                      6.4%
              ------------------------------------------------
              Industrial Goods & Services                 5.7%
              ------------------------------------------------
              Basic Materials                             5.6%
              ------------------------------------------------
              Leisure                                     4.4%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Consumer Staples                            2.3%
              ------------------------------------------------
              Special Products & Services                 2.2%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Capital Opportunities Series provided a total return of 1.69%, while Service Class shares provided a total return of 1.46%. These returns compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Stock Index).

DETRACTORS FROM PERFORMANCE

Relative to the portfolio's benchmark, utilities and communications, technology, and leisure were the portfolio's largest detracting sectors over the period. In the utilities and communications sector, stock selection detracted from relative returns. Our overweighted positions in power producer Calpine* and telecom services provider Verizon* were among the portfolio's top detractors for the period.

In the technology sector, stock selection was the principal detractor as well. Our holdings of network security software company Symantec and global telecom equipment maker Nortel Networks, which is not a constituent of the benchmark, held back returns.

Stock selection and an overweighted position in the leisure sector also dampened investment results. Our holdings in advertising and marketing services company Interpublic Group* and media giant Viacom detracted from the portfolio's relative returns.

Stocks in other sectors that had a negative impact on performance included our overweighted positions in poor-performing health services provider Tenet Healthcare and manufacturing conglomerate Tyco International. Our position in newsprint maker Bowater*, which is not a benchmark constituent, and not holding strong-performing Apple Computer also hurt results.

During the reporting period, our currency exposure detracted from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Health care, retailing, and financial services were the portfolio's top contributing sectors over the period. Stock selection and an overweighted position in the health care sector boosted relative results. Our positions in biotech firms Gilead Sciences and MedImmune* aided returns as those stocks delivered strong performance. Not holding poor-performing pharmaceutical company Pfizer also helped.

Although retailing was a top contributing sector overall, no individual stocks within the sector were among the portfolio's top contributors.

In financial services, our avoidance of mortgage financer Fannie Mae, whose stock declined over the period, contributed to relative results.

Several stocks in the energy sector also helped performance. Our overweighted positions in drilling rig operator GlobalSantaFe and oil and gas equipment manufacturer Cooper Cameron* (neither of which are benchmark constituents), oil and gas producer Devon Energy, and offshore drilling company Noble Corp were among the portfolio's top contributors.

Our holdings in strong-performing software developer Compuware* and diversified technology company Corning* also aided returns.

Respectfully,

Jeffrey Constantino                                     Gregory Locraft
Portfolio Manager                                       Portfolio Manager

Note to Shareholders: Effective December 6, 2005, Jeffrey Constantino and Gregory Locraft became co-managers of the series replacing S. Irfan Ali, Kenneth Enright, and Alan Langsner.

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                                 MFS Capital
                           Opportunities Series --     S&P 500
                                Initial Class       Stock Index

              8/96                 $10,000            $10,000
              12/96                 10,878             11,684
              12/97                 13,757             15,580
              12/98                 17,444             20,032
              12/99                 25,717             24,247
              12/00                 24,777             22,042
              12/01                 18,959             19,424
              12/02                 13,330             15,133
              12/03                 16,981             19,471
              12/04                 19,097             21,588
              12/05                 19,419             22,648

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr       Life (t)
----------------------------------------------------------------------------
     Initial              8/14/96             1.69%       -4.76%       7.33%
----------------------------------------------------------------------------
     Service              5/01/00             1.46%       -4.99%       7.18%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
S&P 500 Stock Index (s)                       4.91%        0.54%       9.07%
----------------------------------------------------------------------------

(t) For the period from the commencement of the series' investment operations, August 14, 1996 through December 31, 2005. Index information is from August 1, 1996.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

S&P 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual              0.90%     $1,000.00      $1,041.90         $4.63
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)     0.90%     $1,000.00      $1,020.67         $4.58
--------------------------------------------------------------------------------
         Actual              1.14%     $1,000.00      $1,040.60         $5.86
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)     1.14%     $1,000.00      $1,019.46         $5.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05


The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 95.3%

----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 2.7%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        25,520     $  1,623,838
Northrop Grumman Corp.                                                       13,680          822,305
United Technologies Corp.                                                    29,130        1,628,658
----------------------------------------------------------------------------------------------------
                                                                                        $  4,074,801
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
----------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                              26,160     $  2,270,426
----------------------------------------------------------------------------------------------------
Automotive - 0.6%
----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.(l)                                      9,190     $    899,242
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.8%
----------------------------------------------------------------------------------------------------
American Express Co.                                                         30,330     $  1,560,782
Bank of America Corp.                                                        51,626        2,382,540
J.P. Morgan Chase & Co.                                                      81,870        3,249,420
PNC Financial Services Group, Inc.                                           49,170        3,040,181
SLM Corp.                                                                    29,820        1,642,784
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,875,707
----------------------------------------------------------------------------------------------------
Biotechnology - 3.0%
----------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                               16,290     $  1,284,629
Gen-Probe, Inc.(n)                                                           16,050          783,080
Genzyme Corp.(n)                                                             13,701          969,757
Gilead Sciences, Inc.(n)                                                     29,800        1,568,374
----------------------------------------------------------------------------------------------------
                                                                                        $  4,605,840
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.9%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR(l)                                                   8,050     $    648,025
Viacom, Inc., "B"                                                            46,782        1,525,093
Walt Disney Co.                                                              94,910        2,274,993
----------------------------------------------------------------------------------------------------
                                                                                        $  4,448,111
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
----------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.(l)(n)                                         9,550     $    766,388
Franklin Resources, Inc.                                                      8,050          756,781
Mellon Financial Corp.                                                       69,242        2,371,539
----------------------------------------------------------------------------------------------------
                                                                                        $  3,894,708
----------------------------------------------------------------------------------------------------
Chemicals - 1.0%
----------------------------------------------------------------------------------------------------
3M Co.                                                                       19,920     $  1,543,800
----------------------------------------------------------------------------------------------------
Computer Software - 5.0%
----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                              58,140     $  1,520,361
Oracle Corp.(n)                                                             245,653        2,999,423
Symantec Corp.(n)                                                           177,280        3,102,400
----------------------------------------------------------------------------------------------------
                                                                                        $  7,622,184
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.9%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                               59,560     $  1,637,900
CDW Corp.                                                                    39,360        2,265,955
Dell, Inc.(n)                                                                59,520        1,785,005
Sun Microsystems, Inc.(n)                                                   435,990        1,826,798
----------------------------------------------------------------------------------------------------
                                                                                        $  7,515,658
----------------------------------------------------------------------------------------------------
Construction - 1.0%
----------------------------------------------------------------------------------------------------
Masco Corp.                                                                  52,120     $  1,573,503
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
----------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"(n)                                                   25,260     $  1,527,220
Estee Lauder Cos., Inc., "A"                                                 45,790        1,533,049
ITT Educational Services, Inc.(n)                                            19,480        1,151,463
Strayer Education, Inc.                                                       7,910          741,167
----------------------------------------------------------------------------------------------------
                                                                                        $  4,952,899
----------------------------------------------------------------------------------------------------
Containers - 2.1%
----------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.(n)                                                     152,070     $  3,199,553
----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     107,761     $  3,109,982
----------------------------------------------------------------------------------------------------
Electronics - 3.9%
----------------------------------------------------------------------------------------------------
Intel Corp.                                                                  87,460     $  2,183,002
Samsung Electronics Co. Ltd., GDR                                             5,850        1,927,575
SanDisk Corp.(n)                                                             16,060        1,008,889
Xilinx, Inc.                                                                 35,360          891,426
----------------------------------------------------------------------------------------------------
                                                                                        $  6,010,892
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------
Arch Coal, Inc.(l)                                                            9,950     $    791,025
Devon Energy Corp.                                                           31,610        1,976,889
----------------------------------------------------------------------------------------------------
                                                                                        $  2,767,914
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                            9,380     $  1,189,572
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                                    26,240     $    693,261
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
----------------------------------------------------------------------------------------------------
Nestle S.A.                                                                   2,614     $    780,951
PepsiCo, Inc.                                                                20,640        1,219,411
----------------------------------------------------------------------------------------------------
                                                                                        $  2,000,362
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
----------------------------------------------------------------------------------------------------
Carnival Corp.                                                               17,400     $    930,378
----------------------------------------------------------------------------------------------------
General Merchandise - 3.9%
----------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                   63,840     $  1,582,594
Kohl's Corp.(n)                                                              33,930        1,648,998
Wal-Mart Stores, Inc.                                                        57,570        2,694,276
----------------------------------------------------------------------------------------------------
                                                                                        $  5,925,868
----------------------------------------------------------------------------------------------------
Insurance - 4.7%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     14,230     $    760,451
American International Group, Inc.                                           23,280        1,588,394
Berkshire Hathaway, Inc., "B"(n)                                                520        1,526,460
Conseco, Inc.(n)                                                             74,780        1,732,653
St. Paul Travelers Cos., Inc.                                                33,910        1,514,760
----------------------------------------------------------------------------------------------------
                                                                                        $  7,122,718
----------------------------------------------------------------------------------------------------
Internet - 0.5%
----------------------------------------------------------------------------------------------------
Yahoo!, Inc.(n)                                                              19,920     $    780,466
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                     27,490     $  1,438,002
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                            26,770     $  1,546,503
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(l)(n)                                                201,930     $  1,546,784
----------------------------------------------------------------------------------------------------
Medical Equipment - 4.0%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.(n)                                             36,260     $  1,515,668
Medtronic, Inc.                                                              28,100        1,617,717
Millipore Corp.(n)                                                           18,210        1,202,588
St. Jude Medical, Inc.(n)                                                    18,930          950,286
Zimmer Holdings, Inc.(n)                                                     12,290          828,838
----------------------------------------------------------------------------------------------------
                                                                                        $  6,115,097
----------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%
----------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR                                                       48,310     $  1,614,520
Companhia Vale do Rio Doce, ADR                                              17,570          722,830
----------------------------------------------------------------------------------------------------
                                                                                        $  2,337,350
----------------------------------------------------------------------------------------------------
Network & Telecom - 5.6%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                      223,160     $  3,820,499
Nokia Corp., ADR                                                             89,710        1,641,693
Nortel Networks Corp.(l)(n)                                               1,009,950        3,090,447
----------------------------------------------------------------------------------------------------
                                                                                        $  8,552,639
----------------------------------------------------------------------------------------------------
Oil Services - 3.8%
----------------------------------------------------------------------------------------------------
BJ Services Co.                                                              22,740     $    833,876
GlobalSantaFe Corp.                                                          40,075        1,929,611
National Oilwell Varco, Inc.(n)                                              12,660          793,782
Noble Corp.                                                                  32,550        2,296,077
----------------------------------------------------------------------------------------------------
                                                                                        $  5,853,346
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.5%
----------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                                112,240     $  1,528,709
M-Systems Flash Disk Pioneers Ltd.(n)                                        24,720          818,726
----------------------------------------------------------------------------------------------------
                                                                                        $  2,347,435
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.1%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          41,960     $  1,654,483
Eli Lilly & Co.                                                              45,960        2,600,876
Johnson & Johnson                                                            64,420        3,871,642
Roche Holding AG                                                             10,310        1,546,363
Wyeth                                                                       125,363        5,775,473
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,448,837
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                29,660     $  1,570,794
----------------------------------------------------------------------------------------------------
Specialty Stores - 3.2%
----------------------------------------------------------------------------------------------------
Aeropostale, Inc.(n)                                                         31,570     $    830,291
CarMax, Inc.(n)                                                              57,820        1,600,458
PETsMART, Inc.                                                               65,250        1,674,315
Staples, Inc.                                                                32,275          732,965
----------------------------------------------------------------------------------------------------
                                                                                        $  4,838,029
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                          9,340     $    273,288
----------------------------------------------------------------------------------------------------
Trucking - 1.1%
----------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  16,030     $  1,657,342
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
----------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.(n)                                                    27,730     $    877,655
Dominion Resources, Inc.                                                     10,350          799,020
Exelon Corp.                                                                 15,010          797,631
NRG Energy, Inc.(n)                                                          17,910          843,915
----------------------------------------------------------------------------------------------------
                                                                                        $  3,318,221
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $137,860,086)                                            $145,851,512
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.4%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                               3,640,091     $  3,640,091
----------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.5%
----------------------------------------------------------------------------------------------------
Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $6,877,231 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost               $  6,874,000     $  6,874,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $148,374,177)                                       $156,365,603
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.2)%                                                   (3,298,109)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $153,067,494
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES
This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $3,537,203 of securities on loan
(identified cost, $148,374,177)                                                          $156,365,603
Cash                                                                                               52
Receivable for investments sold                                                             1,648,169
Receivable for series shares sold                                                              10,479
Interest and dividends receivable                                                             160,843
Receivable from investment adviser                                                             67,217
Other assets                                                                                       37
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $158,252,400
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $1,247,390
Payable for series shares reacquired                                                          198,135
Collateral for securities loaned, at value                                                  3,640,091
Payable to affiliates
  Management fee                                                                                6,318
  Shareholder servicing costs                                                                     420
  Distribution fees                                                                               218
  Administrative services fee                                                                     103
Accrued expenses and other liabilities                                                         92,231
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $5,184,906
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $153,067,494
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $208,817,811
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                 7,991,821
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             (64,368,380)
Undistributed net investment income                                                           626,242
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $153,067,494
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          11,189,179
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $137,244,497
  Shares outstanding                                                                       10,025,846
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $13.69
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $15,822,997
  Shares outstanding                                                                        1,163,333
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $13.60
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,048,141
  Interest                                                                                      74,510
  Foreign taxes withheld                                                                       (18,636)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,104,015
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,209,381
  Distribution fees                                                                             42,893
  Shareholder servicing costs                                                                   57,106
  Administrative services fee                                                                   24,090
  Independent trustees' compensation                                                             4,996
  Custodian fee                                                                                 60,828
  Printing                                                                                     102,754
  Auditing fees                                                                                 46,117
  Legal fees                                                                                     6,037
  Shareholder solicitation expenses                                                             35,888
  Miscellaneous                                                                                 20,626
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,610,716
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (13,012)
  Reduction of expenses by investment adviser                                                 (122,123)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,475,581
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $628,434
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $14,666,023
  Foreign currency transactions                                                                 (1,197)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $14,664,826
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(13,131,119)
  Translation of assets and liabilities in foreign currencies                                     (264)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(13,131,383)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $1,533,443
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $2,161,877
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004

CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $628,434              $1,209,237
Net realized gain (loss) on investments and foreign currency transactions                  14,664,826              17,827,433
Net unrealized gain (loss) on investments and foreign currency translation                (13,131,383)                835,789
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $2,161,877             $19,872,459
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,107,324)              $(551,552)
  Service Class                                                                               (97,889)                (26,489)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,205,213)              $(578,041)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(24,343,203)            $(5,490,007)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(23,386,539)            $13,804,411
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $176,454,033            $162,649,622
At end of period (including undistributed net investment income of $626,242 and
$1,204,218, respectively)                                                                $153,067,494            $176,454,033
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $13.57          $12.11           $9.53          $13.55         $19.26
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.06           $0.09           $0.05           $0.02          $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.16            1.41            2.55           (4.03)         (4.32)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.22           $1.50           $2.60          $(4.01)        $(4.31)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.10)         $(0.04)         $(0.02)         $(0.01)        $(0.00)(w)
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (1.40)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.10)         $(0.04)         $(0.02)         $(0.01)        $(1.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $13.69          $13.57          $12.11           $9.53         $13.55
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 1.69           12.46(b)        27.39          (29.69)        (23.48)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.98            0.88            0.94            0.93           0.96
Expenses after expense reductions (f)                      0.90            0.90(e)         0.90            0.90           0.91
Net investment income                                      0.42            0.74            0.45            0.21           0.06
Portfolio turnover                                           93              76              65             105            102
Net assets at end of period (000 Omitted)              $137,244        $158,082        $150,436        $105,323       $163,014
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $13.48          $12.05           $9.48          $13.51         $19.24
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                          $0.02           $0.07           $0.02           $0.00(w)      $(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.17            1.38            2.55           (4.03)         (4.31)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.19           $1.45           $2.57          $(4.03)        $(4.33)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.07)         $(0.02)            $--             $--            $--
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (1.40)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.07)         $(0.02)            $--             $--         $(1.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $13.60          $13.48          $12.05           $9.48         $13.51
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 1.46           12.09(b)        27.11          (29.83)        (23.68)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.23            1.13            1.19            1.16           1.16
Expenses after expense reductions (f)                      1.15            1.15(e)         1.15            1.13           1.11
Net investment income (loss)                               0.17            0.54            0.20           (0.01)         (0.14)
Portfolio turnover                                           93              76              65             105            102
Net assets at end of period (000 Omitted)               $15,823         $18,372         $12,214          $7,992        $11,197
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 42 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $5,898 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' expenses were reduced by $7,114 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                            12/31/05     12/31/04
           Ordinary income (including
           any short-term capital gains)   $1,205,213     $578,041

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                        $149,746,414
           -------------------------------------------------------
           Gross appreciation                          $10,174,468
           Gross depreciation                           (3,555,279)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                               $6,619,189
           Undistributed ordinary income                   626,242
           Capital loss carryforwards                  (62,932,109)
           Other temporary differences                     (63,639)

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

           December 31, 2009                          $(13,180,764)
           December 31, 2010                           (49,751,345)
           -------------------------------------------------------
           Total                                      $(62,932,109)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                            EFFECTIVE
                                            BEGINNING     EFFECTIVE
                                            OF PERIOD       8/01/05

           First $1 billion of average
           daily net assets                   0.75%         0.75%

           Average daily net assets in
           excess of $1 billion               0.75%         0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. For the year ended December 31, 2005 this reduction amounted to $121,281 This contractual fee arrangement will continue until May 1, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $56,447, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $483.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.01494% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $842, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $40,068 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $147,596,439 and $177,309,308, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                            Year ended 12/31/05            Year ended 12/31/04
                                                                          SHARES          AMOUNT          SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                                 625,745       $8,261,371     1,289,648     $15,880,838
Shares issued to shareholders in reinvestment of distributions               88,515        1,107,324        45,470         551,552
Shares reacquired                                                        (2,339,344)     (31,053,174)   (2,106,006)    (26,166,316)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                               (1,625,084)    $(21,684,479)     (770,888)    $(9,733,926)

SERVICE CLASS SHARES
Shares sold                                                                 180,173       $2,359,324       712,230      $8,667,238
Shares issued to shareholders in reinvestment of distributions                7,863           97,889         2,193          26,488
Shares reacquired                                                          (387,149)      (5,115,937)     (365,881)     (4,449,807)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                 (199,113)     $(2,658,724)      348,542      $4,243,919

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $969, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Capital Opportunities Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Capital Opportunities Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Capital Opportunities Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIANS
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              JP Morgan Chase Bank
DISTRIBUTOR                                                   One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                   New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                    INDEPENDENT REGISTERED PUBLIC
                                                              ACCOUNTING FIRM
PORTFOLIO MANAGERS                                            Deloitte & Touche LLP
Jeffrey Constantino                                           200 Berkeley Street, Boston, MA 02116
Gregory Locraft

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 84th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 47th percentile for the one-year period and the 80th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the replacement of the Fund's primary portfolio manager in 2002 with a team of two portfolio managers, and the addition of a third portfolio manager in 2004. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VVS-ANN 02/06 32M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) EMERGING GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) EMERGING GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     17
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            21
----------------------------------------------------
TRUSTEES AND OFFICERS                             22
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     25
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             28
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    28
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.9%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS

              American Tower Corp., "A"                   2.5%
              ------------------------------------------------
              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Cytyc Corp.                                 2.4%
              ------------------------------------------------
              Gilead Sciences, Inc.                       2.2%
              ------------------------------------------------
              Samsung Electronics Co. Ltd. GDR            2.2%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.0%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.0%
              ------------------------------------------------
              Legg Mason, Inc.                            1.9%
              ------------------------------------------------
              Getty Images, Inc.                          1.9%
              ------------------------------------------------
              Nokia Corp., ADR                            1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 29.0%
              ------------------------------------------------
              Health Care                                22.6%
              ------------------------------------------------
              Financial Services                          9.7%
              ------------------------------------------------
              Leisure                                     8.4%
              ------------------------------------------------
              Retailing                                   6.5%
              ------------------------------------------------
              Energy                                      6.3%
              ------------------------------------------------
              Special Products & Services                 5.2%
              ------------------------------------------------
              Utilities & Communications                  4.7%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Consumer Staples                            1.6%
              ------------------------------------------------
              Industrial Goods & Services                 1.0%
              ------------------------------------------------
              Basic Materials                             0.6%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Emerging Growth Series provided a total return of 9.19%, while Service Class shares provided a total return of 8.92%. In comparison, the series' benchmark, the Russell 3000 Growth Index, returned 5.17%.

CONTRIBUTORS TO PERFORMANCE

Over the period, the financial services, health care, and technology sectors boosted results. In each case, the primary driver was strong stock selection. In financial services, investment management firm Legg Mason and commodities exchange Chicago Mercantile Exchange Holdings were among the top contributors to relative performance. No individual stocks within the health care sector were among the portfolio's top contributors.

In technology, the portfolio's holdings in internet search engine Google, maker of flash memory storage products SanDisk, and South Korean microchip and electronics manufacturer Samsung Electronics (not an index constituent) proved beneficial to relative performance. Not holding weak-performing International Business Machines (IBM) also helped relative results.

The portfolio's overweighted position in the utilities and communication sector bolstered results as this sector outperformed the overall index. Broadcast and communications operator American Tower and Latin American wireless communications company America Movil (not an index constituent) were among the portfolio's top relative performers.

Other individual contributors to performance included drilling rig operator GlobalSantaFe, which is not held in the index, and media image provider Getty Images.

DETRACTORS FROM PERFORMANCE

Stock selection and, to a lesser extent, an overweighted position in the leisure sector detracted from relative performance. Video games maker Electronic Arts was among the portfolio's top detractors over the period. Stock selection in the industrial goods and services and autos and housing sectors also held back results. No individual stocks in the industrial goods and services sector were among the top detractors. In autos and housing, sleep products manufacturer Tempur-Pedic International* dampened relative performance.

While no individual stocks in the special products and services sector were among the portfolio's top detractors during the period, an overweighted position in this sector hampered performance as the sector underperformed the benchmark.

Elsewhere, several individual stocks detracted from results. In technology, holdings in network security software company Symantec* and software provider Mercury Interactive* hurt returns.

In health care, dermatological treatment company Medicis Pharmaceutical* and biotech firm ImClone Systems negatively affected relative performance. Adding positions of biotech firm Genentech and health care service provider UnitedHealth Group late in the reporting period hurt relative results as both stocks performed strongly prior to the addition. Not holding pharmaceutical company Pfizer also proved disappointing as the stock performed better than the overall index during the period. In retailing, discount store Family Dollar Stores* hindered relative results.

During the reporting period, the portfolio's currency exposure was a detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for portfolios to have different currency exposure than the benchmark.

Respectfully,

Eric B. Fischman                        David E. Sette-Ducati
Portfolio Manager                       Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

                              MFS Emerging
                            Growth Series --      Russell 3000
                              Initial Class       Growth Index
              12/95             $10,000             $10,000
              12/96              11,702              12,188
              12/97              14,266              15,691
              12/98              19,139              21,186
              12/99              33,821              28,352
              12/00              27,190              21,996
              12/01              18,085              17,679
              12/02              11,980              12,723
              12/03              15,601              16,664
              12/04              17,623              17,818
              12/05              19,242              18,739

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr        10-yr
---------------------------------------------------------------------------
     Initial              7/24/95             9.19%       -6.68%      6.76%
---------------------------------------------------------------------------
     Service              5/01/00             8.92%       -6.87%      6.65%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------------------
Russell 3000 Growth Index (s)                 5.17%       -3.15%      6.48%
---------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 3000 Growth Index - constructed to provide a comprehensive barometer for the growth securities in the small to large-cap segment of the U.S. equity universe. Companies in this Index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual              0.90%     $1,000.00       $1,109.60        $4.79
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)     0.90%     $1,000.00       $1,020.67        $4.58
--------------------------------------------------------------------------------
         Actual              1.16%     $1,000.00       $1,108.40        $6.16
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)     1.16%     $1,000.00       $1,019.36        $5.90
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 97.9%

----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 0.5%
----------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                         40,740     $  4,188,887
----------------------------------------------------------------------------------------------------
Automotive - 1.5%
----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                       122,620     $ 11,998,367
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.4%
----------------------------------------------------------------------------------------------------
SLM Corp.                                                                   198,070     $ 10,911,676
----------------------------------------------------------------------------------------------------
Biotechnology - 7.5%
----------------------------------------------------------------------------------------------------
Affymetrix, Inc.(n)                                                          24,500     $  1,169,875
Amgen, Inc.(n)                                                               63,280        4,990,261
Celgene Corp.(n)                                                             67,110        4,348,728
CV Therapeutics, Inc.(l)(n)                                                  14,290          353,392
Gen-Probe, Inc.(l)(n)                                                        80,590        3,931,986
Genentech, Inc.(n)                                                           31,000        2,867,500
Genzyme Corp.(n)                                                            122,370        8,661,349
Gilead Sciences, Inc.(n)                                                    338,250       17,802,098
Human Genome Sciences, Inc.(l)(n)                                            81,450          697,212
ImClone Systems, Inc.(l)(n)                                                  83,950        2,874,448
Keryx Biopharmaceuticals, Inc.(n)                                            24,400          357,216
MedImmune, Inc.(n)                                                          143,810        5,036,226
Neurochem, Inc.(n)                                                           30,930          441,371
Neurocrine Biosciences, Inc.(l)(n)                                           99,690        6,253,554
----------------------------------------------------------------------------------------------------
                                                                                        $ 59,785,216
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.6%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                    135,970     $ 10,945,585
XM Satellite Radio Holdings, Inc., "A"(n)                                    71,500        1,950,520
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,896,105
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 7.3%
----------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                   27,790     $ 10,212,547
Deutsche Boerse AG                                                           39,580        4,052,668
Euronext N.V.                                                                85,450        4,447,467
Franklin Resources, Inc.                                                     49,790        4,680,758
Goldman Sachs Group, Inc.                                                    62,280        7,953,779
Greenhill & Co., Inc.(l)                                                     56,560        3,176,410
IntercontinentalExchange, Inc.(n)                                            71,670        2,605,205
Lazard Ltd.(l)                                                              109,420        3,490,498
Legg Mason, Inc.                                                            128,410       15,369,393
Lehman Brothers Holdings, Inc.                                               17,390        2,228,876
----------------------------------------------------------------------------------------------------
                                                                                        $ 58,217,601
----------------------------------------------------------------------------------------------------
Business Services - 4.2%
----------------------------------------------------------------------------------------------------
CheckFree Corp.(n)                                                           17,300     $    794,070
Cognizant Technology Solutions Corp., "A"(n)                                 32,900        1,656,515
Corporate Executive Board Co.                                                53,990        4,842,903
DST Systems, Inc.(n)                                                         79,780        4,779,620
Getty Images, Inc.(l)(n)                                                    167,350       14,939,335
Monster Worldwide, Inc.(n)                                                   79,400        3,241,108
Universal Technical Institute, Inc.(n)                                       94,730        2,930,946
----------------------------------------------------------------------------------------------------
                                                                                        $ 33,184,497
----------------------------------------------------------------------------------------------------
Chemicals - 0.3%
----------------------------------------------------------------------------------------------------
Nalco Holding Co.(n)                                                        124,500     $  2,204,895
----------------------------------------------------------------------------------------------------
Computer Software - 4.1%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         436,730     $ 16,141,541
MicroStrategy, Inc., "A"(l)(n)                                               39,680        3,283,123
Oracle Corp.(n)                                                             569,810        6,957,380
TIBCO Software, Inc.(n)                                                     778,930        5,818,607
----------------------------------------------------------------------------------------------------
                                                                                        $ 32,200,651
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.9%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                              381,180     $ 10,482,450
Apple Computer, Inc.(n)                                                     152,440       10,958,912
Dell, Inc.(n)                                                               190,060        5,699,899
LG Philips LCD Co. Ltd., ADR(n)                                             191,990        4,120,105
----------------------------------------------------------------------------------------------------
                                                                                        $ 31,261,366
----------------------------------------------------------------------------------------------------
Construction - 0.3%
----------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                      45,570     $  2,703,668
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
----------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.(n)                                            55,960     $  3,307,796
Strayer Education, Inc.(l)                                                   48,060        4,503,222
----------------------------------------------------------------------------------------------------
                                                                                        $  7,811,018
----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                    70,330     $  4,160,723
----------------------------------------------------------------------------------------------------
Electronics - 6.4%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         88,210     $  3,164,093
AU Optronics Corp., ADR(l)                                                  276,406        4,148,854
Marvell Technology Group Ltd.(n)                                            121,000        6,786,890
Samsung Electronics Co. Ltd., GDR                                            51,970       17,124,115
SanDisk Corp.(n)                                                            134,330        8,438,611
Tessera Technologies, Inc.(l)(n)                                             45,200        1,168,420
Xilinx, Inc.                                                                381,980        9,629,715
----------------------------------------------------------------------------------------------------
                                                                                        $ 50,460,698
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
----------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                          56,850     $  4,171,083
Peabody Energy Corp.                                                         42,820        3,529,224
----------------------------------------------------------------------------------------------------
                                                                                        $  7,700,307
----------------------------------------------------------------------------------------------------
Entertainment - 0.5%
----------------------------------------------------------------------------------------------------
Pixar Animation Studios(l)(n)                                                79,040     $  4,166,989
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
----------------------------------------------------------------------------------------------------
Walgreen Co.                                                                171,450     $  7,588,377
Whole Foods Market, Inc.                                                     31,660        2,450,167
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,038,544
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                       423,350     $  3,998,577
PepsiCo, Inc.                                                               151,620        8,957,710
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,956,287
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
----------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp.(n)                                              117,430     $  1,653,773
Hilton Group PLC                                                            439,530        2,746,194
International Game Technology                                                68,080        2,095,502
Kerzner International Ltd.(l)(n)                                             46,600        3,203,750
Las Vegas Sands Corp.(l)(n)                                                  46,430        1,832,592
Station Casinos, Inc.(l)                                                     62,340        4,226,652
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,758,463
----------------------------------------------------------------------------------------------------
General Merchandise - 1.4%
----------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                             107,240     $  5,211,864
Target Corp.                                                                 68,760        3,779,737
Wal-Mart de Mexico S.A. de C.V.                                             399,360        2,219,346
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,210,947
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.0%
----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                     76,820     $  4,773,595
WellPoint, Inc.(n)                                                          133,580       10,658,348
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,431,943
----------------------------------------------------------------------------------------------------
Insurance - 1.0%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                    145,180     $  7,758,419
----------------------------------------------------------------------------------------------------
Internet - 4.5%
----------------------------------------------------------------------------------------------------
CNET Networks, Inc.(l)(n)                                                   141,030     $  2,071,731
Google, Inc., "A"(n)                                                         47,330       19,635,324
Yahoo!, Inc.(n)                                                             362,620       14,207,452
----------------------------------------------------------------------------------------------------
                                                                                        $ 35,914,507
----------------------------------------------------------------------------------------------------
Leisure & Toys - 2.7%
----------------------------------------------------------------------------------------------------
Activision, Inc.(n)                                                         412,203     $  5,663,669
Electronic Arts, Inc.(n)                                                    237,610       12,429,379
THQ, Inc.(l)(n)                                                             138,200        3,296,070
----------------------------------------------------------------------------------------------------
                                                                                        $ 21,389,118
----------------------------------------------------------------------------------------------------
Medical Equipment - 7.9%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.(n)                                            217,630     $  9,096,934
Alcon, Inc.(l)                                                               81,490       10,561,104
Cytyc Corp.(l)(n)                                                           677,040       19,112,839
Millipore Corp.(n)                                                          161,270       10,650,271
ResMed, Inc.(n)                                                              66,320        2,540,719
St. Jude Medical, Inc.(n)                                                   217,590       10,923,018
----------------------------------------------------------------------------------------------------
                                                                                        $ 62,884,885
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
----------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                              63,880     $  2,628,023
----------------------------------------------------------------------------------------------------
Network & Telecom - 8.0%
----------------------------------------------------------------------------------------------------
Corning, Inc.(n)                                                            432,720     $  8,507,275
F5 Networks, Inc.(n)                                                         98,100        5,610,339
Juniper Networks, Inc.(n)                                                   591,466       13,189,692
NeuStar, Inc., "A"(l)(n)                                                     80,060        2,441,029
Nokia Corp., ADR                                                            810,130       14,825,379
QUALCOMM, Inc.                                                              367,160       15,817,253
Research In Motion Ltd.(n)                                                   46,580        3,074,746
----------------------------------------------------------------------------------------------------
                                                                                        $ 63,465,713
----------------------------------------------------------------------------------------------------
Oil Services - 5.3%
----------------------------------------------------------------------------------------------------
BJ Services Co.                                                             169,750     $  6,224,732
ENSCO International, Inc.                                                   132,130        5,859,965
GlobalSantaFe Corp.                                                         228,240       10,989,756
National Oilwell Varco, Inc.(n)                                             129,950        8,147,865
Noble Corp.                                                                  92,760        6,543,290
Smith International, Inc.                                                   113,200        4,200,852
----------------------------------------------------------------------------------------------------
                                                                                        $ 41,966,460
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.1%
----------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                                808,810     $ 11,015,992
M-Systems Flash Disk Pioneers Ltd.(l)(n)                                    175,000        5,796,000
----------------------------------------------------------------------------------------------------
                                                                                        $ 16,811,992
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.2%
----------------------------------------------------------------------------------------------------
Allergan, Inc.                                                              117,060     $ 12,637,798
Johnson & Johnson                                                           114,150        6,860,415
Roche Holding AG                                                             83,510       12,525,389
Teva Pharmaceutical Industries Ltd., ADR(l)                                 213,260        9,172,313
----------------------------------------------------------------------------------------------------
                                                                                        $ 41,195,915
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
----------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"(l)(n)                                        116,990     $  1,624,991
----------------------------------------------------------------------------------------------------
Restaurants - 1.4%
----------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.(l)(n)                                               93,940     $  3,512,416
Starbucks Corp.(n)                                                          263,770        7,915,738
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,428,154
----------------------------------------------------------------------------------------------------
Specialty Stores - 3.8%
----------------------------------------------------------------------------------------------------
Aeropostale, Inc.(n)                                                        124,300     $  3,269,090
Best Buy Co., Inc.                                                           93,040        4,045,379
Chico's FAS, Inc.(n)                                                         86,170        3,785,448
Circuit City Stores, Inc.                                                   188,340        4,254,600
PETsMART, Inc.                                                              135,850        3,485,911
Submarino S.A.(n)                                                           211,730        3,758,253
Urban Outfitters, Inc.(n)                                                   193,270        4,891,664
Williams-Sonoma, Inc.(n)                                                     56,400        2,433,660
----------------------------------------------------------------------------------------------------
                                                                                        $ 29,924,005
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.0%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                        258,710     $  7,569,855
----------------------------------------------------------------------------------------------------
Telephone Services - 3.7%
----------------------------------------------------------------------------------------------------
American Tower Corp., "A"(n)                                                729,573     $ 19,771,428
Orascom Telecom Holding (S.A.E), GDR                                         33,090        1,770,315
Sprint Nextel Corp.                                                         334,030        7,802,941
----------------------------------------------------------------------------------------------------
                                                                                        $ 29,344,684
----------------------------------------------------------------------------------------------------
Trucking - 0.5%
----------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.(l)                                                       42,570     $  3,952,200
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $655,848,235)                                            $777,107,769
----------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.5%
----------------------------------------------------------------------------------------------------
Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $20,337,554 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost               $ 20,328,000     $ 20,328,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 7.6%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                              60,208,015     $ 60,208,015
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $736,384,250)                                       $857,643,784
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.0)%                                                  (63,867,783)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $793,776,001
----------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $58,817,625 of securities on loan
(identified cost, $736,384,250)                                                           $857,643,784
Cash                                                                                               361
Receivable for investments sold                                                              4,160,916
Receivable for series shares sold                                                               85,477
Interest and dividends receivable                                                              388,553
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $862,279,091
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                           $2,604,444
Payable for series shares reacquired                                                         5,529,509
Collateral for securities loaned, at value                                                  60,208,015
Payable to affiliates
  Management fee                                                                                32,958
  Shareholder servicing costs                                                                    1,842
  Distribution fees                                                                                445
  Administrative services fee                                                                      310
Accrued expenses and other liabilities                                                         125,567
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $68,503,090
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $793,776,001
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                         $1,404,562,577
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                121,259,381
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             (732,045,957)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $793,776,001
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          41,519,834
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                              $761,444,010
  Shares outstanding                                                                        39,810,652
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $19.13
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                               $32,331,991
  Shares outstanding                                                                         1,709,182
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $18.92
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $3,977,224
  Interest                                                                                     752,173
  Foreign taxes withheld                                                                       (99,704)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $4,629,693
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $5,926,336
  Distribution fees                                                                             76,634
  Shareholder servicing costs                                                                  278,152
  Administrative services fee                                                                   97,600
  Independent trustees' compensation                                                            17,073
  Custodian fee                                                                                238,152
  Printing                                                                                     182,843
  Auditing fees                                                                                 46,387
  Legal fees                                                                                    24,059
  Shareholder solicitation expenses                                                            154,394
  Miscellaneous                                                                                  6,132
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $7,047,762
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (85,345)
  Reduction of expenses by investment adviser                                                   (4,120)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $6,958,297
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(2,328,604)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $67,095,246
  Foreign currency transactions                                                                 11,858
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $67,107,104
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $1,261,490
  Translation of assets and liabilities in foreign currencies                                      603
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                         $1,262,093
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $68,369,197
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $66,040,593
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

YEARS ENDED 12/31                                                                           2005                    2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(2,328,604)            $(1,520,215)
Net realized gain (loss) on investments and foreign currency transactions                  67,107,104              70,854,636
Net unrealized gain (loss) on investments and foreign currency translation                  1,262,093              32,173,529
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $66,040,593            $101,507,950
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                     $(133,670,086)          $(117,590,916)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(67,629,493)           $(16,082,966)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    861,405,494             877,488,460
At end of period                                                                         $793,776,001            $861,405,494
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                   YEARS ENDED 12/31
                                                          --------------------------------------------------------------------
                                                             2005            2004            2003          2002           2001
Net asset value, beginning of period                       $17.52          $15.51          $11.91        $17.98         $28.85
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                    $(0.05)         $(0.03)         $(0.03)       $(0.04)        $(0.03)
Net realized and unrealized gain (loss) on
investments and foreign currency                             1.66            2.04            3.63         (6.03)         (9.44)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $1.61           $2.01           $3.60        $(6.07)        $(9.47)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $--             $--             $--           $--         $(1.04)
From net realized gain on investments and foreign
currency transactions                                          --              --              --            --          (0.36)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $--             $--             $--           $--         $(1.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $19.13          $17.52          $15.51        $11.91         $17.98
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                   9.19           12.96(b)        30.23(j)     (33.76)        (33.49)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       0.88            0.87            0.87          0.86           0.87
Expenses after expense reductions (f)                        0.88            0.87            0.87          0.86           0.87
Net investment loss                                         (0.29)          (0.17)          (0.22)        (0.24)         (0.14)
Portfolio turnover                                             95              99             103           111            231
Net assets at end of period (000 Omitted)                $761,444        $830,410        $849,718      $757,499     $1,462,469
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                            ------------------------------------------------------------------
                                                               2005            2004           2003          2002          2001
Net asset value, beginning of period                         $17.37          $15.41         $11.86        $17.93        $28.83
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                      $(0.09)         $(0.07)        $(0.06)       $(0.07)       $(0.08)
Net realized and unrealized gain (loss) on investments
and foreign currency                                           1.64            2.03           3.61         (6.00)        (9.42)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $1.55           $1.96          $3.55        $(6.07)       $(9.50)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                      $--             $--            $--           $--        $(1.04)
From net realized gain on investments and foreign
currency transactions                                            --              --             --            --         (0.36)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $--             $--            $--           $--        $(1.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $18.92          $17.37         $15.41        $11.86        $17.93
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                     8.92           12.72(b)       29.93(j)     (33.85)       (33.62)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.13            1.12           1.12          1.09          1.07
Expenses after expense reductions (f)                          1.13            1.12           1.12          1.09          1.07
Net investment loss                                           (0.53)          (0.41)         (0.47)        (0.46)        (0.40)
Portfolio turnover                                               95              99            103           111           231
Net assets at end of period (000 Omitted)                   $32,332         $30,996        $27,771       $16,977       $23,303
------------------------------------------------------------------------------------------------------------------------------

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.75%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 120 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $36,438 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $48,907 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The series declared no distributions for the years ended December 31, 2005 and December 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005
           Cost of investments                        $739,295,281
           -------------------------------------------------------
           Gross appreciation                         $128,267,470
           Gross depreciation                           (9,918,967)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                             $118,348,503
           Capital loss carryforwards                 (729,134,116)
           Other temporary differences                        (963)

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

           December 31, 2009                         $(325,256,129)
           December 31, 2010                          (403,877,987)
           -------------------------------------------------------
                                                     $(729,134,116)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

                                           EFFECTIVE
                                           BEGINNING    EFFECTIVE
                                           OF PERIOD      8/01/05

           First $1 billion of average
           daily net assets                    0.75%        0.75%
           Average daily net assets in
           excess of $1 billion                0.75%        0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $276,562, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $1,151.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0124% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,120, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $745,251 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $734,279,026 and $877,307,492, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      Year ended 12/31/05              Year ended 12/31/04
                                                                   SHARES           AMOUNT           SHARES           AMOUNT
INITIAL CLASS SHARES
Shares sold                                                        2,340,536       $41,456,222       3,048,337       $48,571,686
Shares reacquired                                                 (9,924,403)     (173,875,874)    (10,450,550)     (165,907,451)
---------------------------------------------------------------------------------------------------------------------------------
Net change                                                        (7,583,867)    $(132,419,652)     (7,402,213)    $(117,335,765)

SERVICE CLASS SHARES
Shares sold                                                          559,968        $9,672,265         978,784       $15,463,022
Shares reacquired                                                   (634,968)      (10,922,699)       (996,320)      (15,718,173)
---------------------------------------------------------------------------------------------------------------------------------
Net change                                                           (75,000)      $(1,250,434)        (17,536)        $(255,151)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $5,022, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Emerging Growth Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Emerging Growth Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Emerging Growth Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                             CUSTODIANS
Massachusetts Financial Services Company                       State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                225 Franklin Street, Boston, MA 02110
02116-3741
                                                               JP Morgan Chase Bank
DISTRIBUTOR                                                    One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                    New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                     INDEPENDENT REGISTERED PUBLIC
                                                               ACCOUNTING FIRM
PORTFOLIO MANAGERS                                             Deloitte & Touche LLP
Eric B. Fischman                                               200 Berkeley Street, Boston, MA 02116
David E. Sette-Ducati

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 81st percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 26th percentile for the one-year period and the 87th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the reallocation of responsibilities between the portfolio management team members in 2004 to strengthen the investment process. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            VEG-ANN 02/06 131M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) VALUE SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) VALUE SERIES

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.0%
              Cash & Other Net Assets                     2.0%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.2%
              ------------------------------------------------
              Citigroup, Inc.                             3.4%
              ------------------------------------------------
              Altria Group, Inc.                          3.4%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   3.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.8%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.6%
              ------------------------------------------------
              MetLife, Inc.                               2.6%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.3%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.2%
              ------------------------------------------------

              SECTORS WEIGHTINGS

              Financial Services                         28.7%
              ------------------------------------------------
              Energy                                     11.3%
              ------------------------------------------------
              Industrial Goods & Services                11.0%
              ------------------------------------------------
              Utilities & Communications                 10.5%
              ------------------------------------------------
              Consumer Staples                            9.3%
              ------------------------------------------------
              Basic Materials                             7.3%
              ------------------------------------------------
              Health Care                                 7.2%
              ------------------------------------------------
              Leisure                                     3.1%
              ------------------------------------------------
              Autos & Housing                             2.5%
              ------------------------------------------------
              Retailing                                   1.9%
              ------------------------------------------------
              Technology                                  1.8%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Special Products & Services                 1.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Value Series provided a total return of 6.66%, while Service Class shares provided a total return of 6.38%. In comparison, the series' benchmark, the Russell 1000 Value Index returned 7.05%.

DETRACTORS FROM PERFORMANCE

Security selection and, to a lesser extent, our overweighted position in the basic materials sector held back performance relative to the benchmark during the reporting period. Within the basic materials sector, overweighting chemical company PPG Industries and paper and packaging concern International Paper dampened results as both stocks lagged the broad equity index.

Stock selection among the retailing and utilities and communications sectors also detracted from results. Within the sectors our decision to hold shares of Gap and mobile telecommunications firm Vodafone Group PLC (not index constituents) held back results.

Elsewhere, within the financial services sector our holding of underperforming mortgage giant Fannie Mae negatively impacted performance. Underweighting technology firm Hewlett-Packard* was a drag on results as its shares performed strongly during the period. Health care concern Johnson & Johnson (not an index constituent) also detracted from results, as the firm's stock underperformed the Russell 1000 Value Index. Overweighting building products firm Masco Corp weighed on results as well. Finally, not participating in the appreciation in the shares of energy firms Burlington Resources and Valero Energy was detrimental to results.

During the reporting period, our currency exposure was a significant detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Security selection within the industrial goods and services and energy sectors added to results over the period. Avoiding index constituent General Electric aided performance as the stock lagged the Russell 1000 Value Index. Overweighting energy firms Unocal*, ConocoPhillips, EOG Resources, and Noble Corp. (not an index constituent) benefited the fund as well.

A combination of stock selection and to a lesser extent underweighting the leisure sector added to results over the period. Although the leisure sector was a top contributing sector on a relative basis, no individual securities within the sector were among the top contributors.

Elsewhere, underweighting weak performing pharmaceutical giant Pfizer* bolstered performance. Our positioning in strong performing investment bank Goldman Sachs and insurer MetLife were also among the series' top contributors. The series' positioning in transportation firm Burlington Northern Santa Fe added incrementally to results as did our holding of consumer staples firm Altria Corp.

Respectfully,

Steven Gorham
Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                                  MFS
                             Value Series --       Russell 1000
                              Initial Class        Value Index
              1/02               $10,000             $10,000
              12/02                8,630               8,448
              12/03               10,784              10,985
              12/04               12,421              12,796
              12/05               13,248              13,699

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr      Life (t)
---------------------------------------------------------------
     Initial              1/02/02             6.66%       7.29%
---------------------------------------------------------------
     Service              1/02/02             6.38%       7.05%
---------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
---------------------------------------------------------------
Russell 1000 Value Index (s)                  7.05%       8.19%
---------------------------------------------------------------

(t) For the period from the commencement of the series' investment operations, January 2, 2002, through December 31, 2005. Index information is from January 1, 2002.

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Value Index - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Value stocks may perform differently from the general stock market and can continue to be undervalued for long periods of time and not realize their full value. Foreign investments can be more volatile than U.S. investments. When you sell units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.90%     $1,000.00       $1,053.00         $4.66
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.90%     $1,000.00       $1,020.67         $4.58
--------------------------------------------------------------------------------
         Actual             1.15%     $1,000.00       $1,051.60         $5.95
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.15%     $1,000.00       $1,019.41         $5.85
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 98.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 6.4%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        84,540     $  5,379,280
Northrop Grumman Corp.                                                       71,190        4,279,231
United Technologies Corp.                                                    46,080        2,576,333
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,234,844
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                   93,388     $  1,352,381
----------------------------------------------------------------------------------------------------
Automotive - 0.1%
----------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                        1,380     $    100,616
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.2%
----------------------------------------------------------------------------------------------------
American Express Co.                                                         34,327     $  1,766,467
Bank of America Corp.                                                       174,728        8,063,697
Citigroup, Inc.                                                             136,580        6,628,227
Fannie Mae                                                                   55,794        2,723,305
Freddie Mac                                                                  15,410        1,007,044
MBNA Corp.                                                                   37,850        1,027,628
PNC Financial Services Group, Inc.                                           41,560        2,569,655
SunTrust Banks, Inc.                                                         55,763        4,057,316
UBS AG                                                                       18,831        1,790,838
Wells Fargo & Co.                                                            24,640        1,548,131
----------------------------------------------------------------------------------------------------
                                                                                        $ 31,182,308
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.6%
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                            72,179     $  2,353,035
Walt Disney Co.                                                              33,260          797,242
----------------------------------------------------------------------------------------------------
                                                                                        $  3,150,277
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.8%
----------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                    4,411     $    180,851
Franklin Resources, Inc.                                                     10,110          950,441
Goldman Sachs Group, Inc.                                                    44,652        5,702,507
Lehman Brothers Holdings, Inc.                                               11,060        1,417,560
Mellon Financial Corp.                                                       55,091        1,886,867
Merrill Lynch & Co., Inc.                                                    16,025        1,085,373
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,223,599
----------------------------------------------------------------------------------------------------
Business Services - 1.6%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                         107,990     $  3,117,671
----------------------------------------------------------------------------------------------------
Chemicals - 4.4%
----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             39,120     $  1,714,238
E.I. du Pont de Nemours & Co.                                                47,350        2,012,375
Nalco Holding Co.(n)                                                         24,050          425,926
PPG Industries, Inc.                                                         43,006        2,490,047
Syngenta AG                                                                  14,984        1,862,392
----------------------------------------------------------------------------------------------------
                                                                                        $  8,504,978
----------------------------------------------------------------------------------------------------
Computer Software - 0.9%
----------------------------------------------------------------------------------------------------
Oracle Corp.(n)                                                              91,360     $  1,115,506
Symantec Corp.(n)                                                            37,880          662,900
----------------------------------------------------------------------------------------------------
                                                                                        $  1,778,406
----------------------------------------------------------------------------------------------------
Construction - 2.4%
----------------------------------------------------------------------------------------------------
Masco Corp.                                                                 133,150     $  4,019,799
Sherwin-Williams Co.                                                         13,410          609,082
----------------------------------------------------------------------------------------------------
                                                                                        $  4,628,881
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.7%
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                         22,748     $  1,356,918
----------------------------------------------------------------------------------------------------
Containers - 0.3%
----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(n)                                             39,630     $    561,557
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
----------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                  21,180     $  1,546,140
Emerson Electric Co.                                                          2,480          185,256
Tyco International Ltd.                                                      16,800          484,848
W.W. Grainger, Inc.                                                          15,030        1,068,633
----------------------------------------------------------------------------------------------------
                                                                                        $  3,284,877
----------------------------------------------------------------------------------------------------
Electronics - 0.4%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         22,820     $    818,553
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           23,530     $  1,471,566
EOG Resources, Inc.                                                          22,260        1,633,216
----------------------------------------------------------------------------------------------------
                                                                                        $  3,104,782
----------------------------------------------------------------------------------------------------
Energy - Integrated - 9.1%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                           12,260     $  1,554,813
BP PLC, ADR                                                                  38,431        2,468,039
Chevron Corp.                                                                27,630        1,568,555
ConocoPhillips                                                               72,670        4,227,941
Exxon Mobil Corp.                                                            59,068        3,317,850
TOTAL S.A., ADR                                                              34,531        4,364,718
----------------------------------------------------------------------------------------------------
                                                                                        $ 17,501,916
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.5%
----------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                   51,014     $  1,258,005
Coca-Cola Co.                                                                10,860          437,767
H.J. Heinz Co.                                                               38,920        1,312,382
Kellogg Co.                                                                  62,150        2,686,123
Nestle S.A.                                                                   3,768        1,125,717
PepsiCo, Inc.                                                                16,168          955,205
Sara Lee Corp.                                                               50,110          947,079
----------------------------------------------------------------------------------------------------
                                                                                        $  8,722,278
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
----------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                 9,770     $    300,134
International Paper Co.                                                      57,529        1,933,550
----------------------------------------------------------------------------------------------------
                                                                                        $  2,233,684
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.4%
----------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                   7,010     $    783,017
----------------------------------------------------------------------------------------------------
Insurance - 6.7%
----------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                   4,010     $    186,144
Allstate Corp.                                                               74,195        4,011,724
Chubb Corp.                                                                  11,545        1,127,369
Hartford Financial Services Group, Inc.                                      23,773        2,041,863
Lincoln National Corp.                                                       11,420          605,603
MetLife, Inc.                                                               102,053        5,000,597
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,973,300
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                 36,430     $    735,157
----------------------------------------------------------------------------------------------------
Machinery & Tools - 2.9%
----------------------------------------------------------------------------------------------------
Deere & Co.                                                                  53,949     $  3,674,466
Finning International, Inc.                                                   6,740          215,221
Illinois Tool Works, Inc.                                                    18,160        1,597,898
----------------------------------------------------------------------------------------------------
                                                                                        $  5,487,585
----------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                    9,510     $    358,052
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.5%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                       52,350     $    896,232
----------------------------------------------------------------------------------------------------
Oil Services - 0.6%
----------------------------------------------------------------------------------------------------
Noble Corp.                                                                  16,887     $  1,191,209
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.6%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          46,330     $  1,826,792
Eli Lilly & Co.                                                               6,330          358,215
Johnson & Johnson                                                            88,580        5,323,658
Merck & Co., Inc.                                                            87,950        2,797,690
Wyeth                                                                        51,620        2,378,133
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,684,488
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
----------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                           134,178     $  1,259,251
Tribune Co.                                                                  26,310          796,141
----------------------------------------------------------------------------------------------------
                                                                                        $  2,055,392
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.6%
----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           34,780     $  2,463,120
Norfolk Southern Corp.                                                       13,110          587,721
----------------------------------------------------------------------------------------------------
                                                                                        $  3,050,841
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               31,936     $  1,890,292
L'Air Liquide S.A., Bearer Shares                                             1,050          201,832
Praxair, Inc.                                                                12,306          651,726
----------------------------------------------------------------------------------------------------
                                                                                        $  2,743,850
----------------------------------------------------------------------------------------------------
Specialty Stores - 1.9%
----------------------------------------------------------------------------------------------------
Gap, Inc.                                                                   107,290     $  1,892,596
Lowe's Cos., Inc.                                                            15,690        1,045,895
TJX Cos., Inc.                                                               33,230          771,933
----------------------------------------------------------------------------------------------------
                                                                                        $  3,710,424
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
----------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                        1,103,490     $  2,380,402
----------------------------------------------------------------------------------------------------
Telephone Services - 3.6%
----------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                         184,310     $  4,305,482
Verizon Communications, Inc.                                                 88,300        2,659,596
----------------------------------------------------------------------------------------------------
                                                                                        $  6,965,078
----------------------------------------------------------------------------------------------------
Tobacco - 3.4%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           87,681     $  6,551,524
----------------------------------------------------------------------------------------------------
Trucking - 0.2%
----------------------------------------------------------------------------------------------------
CNF, Inc.                                                                     8,350     $    466,682
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.7%
----------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.(n)                                                     8,890     $    281,369
Dominion Resources, Inc.                                                     65,430        5,051,196
Entergy Corp.                                                                10,650          731,123
Exelon Corp.                                                                 12,740          677,004
FPL Group, Inc.                                                              30,520        1,268,411
PPL Corp.                                                                    33,420          982,548
Public Service Enterprise Group, Inc.                                        14,030          911,529
TXU Corp.                                                                    19,250          966,158
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,869,338
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $171,600,451)                                            $188,761,097
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 3.2%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06,
at Amortized Cost(y)                                                   $  6,101,000     $  6,099,576
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $177,700,027)                                       $194,860,673
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.2)%                                                   (2,243,419)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $192,617,254
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR    American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $177,700,027)                                    $194,860,673
Cash                                                                                              113
Receivable for investments sold                                                                 7,561
Receivable for series shares sold                                                             306,671
Interest and dividends receivable                                                             341,206
Receivable from investment adviser                                                              7,609
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $195,523,833
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $2,804,308
Payable for series shares reacquired                                                           28,137
Payable to affiliates
  Management fee                                                                                7,623
  Shareholder servicing costs                                                                     581
  Distribution fees                                                                               826
  Administrative services fee                                                                     116
Accrued expenses and other liabilities                                                         64,988
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $2,906,579
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $192,617,254
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $166,555,608
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                17,160,807
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                               6,642,375
Undistributed net investment income                                                         2,258,464
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $192,617,254
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          15,415,471
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $132,370,615
  Shares outstanding                                                                       10,574,019
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.52
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $60,246,639
  Shares outstanding                                                                        4,841,452
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.44
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $3,725,893
  Interest                                                                                     135,763
  Foreign taxes withheld                                                                       (28,963)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $3,832,693
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,199,896
  Distribution fees                                                                            126,130
  Shareholder servicing costs                                                                   57,261
  Administrative services fee                                                                   23,386
  Independent trustees' compensation                                                             4,875
  Custodian fee                                                                                 71,286
  Printing                                                                                      29,868
  Postage                                                                                        9,019
  Auditing fees                                                                                 44,038
  Legal fees                                                                                     5,960
  Shareholder solicitation expenses                                                             11,176
  Miscellaneous                                                                                 11,416
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,594,311
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (7,237)
  Reduction of expenses by investment adviser                                                  (22,470)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,564,604
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $2,268,089
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $6,728,994
  Foreign currency transactions                                                                 (8,573)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $6,720,421
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $1,758,349
  Translation of assets and liabilities in foreign currencies                                   (1,010)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                         $1,757,339
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $8,477,760
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $10,745,849
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $2,268,089              $1,122,193
Net realized gain (loss) on investments and foreign currency transactions                   6,720,421               3,569,990
Net unrealized gain (loss) on investments and foreign currency translation                  1,757,339               8,830,035
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $10,745,849             $13,522,218
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(788,364)              $(265,442)
  Service Class                                                                              (330,322)                (99,483)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                            (2,348,350)               (787,507)
  Service Class                                                                            (1,171,569)               (361,842)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(4,638,605)            $(1,514,274)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $67,305,831             $52,078,381
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $73,413,075             $64,086,325
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    119,204,179              55,117,854
At end of period (including undistributed net investment income of $2,258,464 and
$1,117,634, respectively)                                                                $192,617,254            $119,204,179
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                         YEARS ENDED 12/31
                                                                 -------------------------------------------------------------
                                                                    2005              2004              2003          2002 (c)
Net asset value, beginning of period                              $12.13            $10.76             $8.63            $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.18             $0.16             $0.14             $0.16
Net realized and unrealized gain (loss) on investments
and foreign currency                                                0.60              1.44              2.01             (1.53)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.78             $1.60             $2.15            $(1.37)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.10)           $(0.06)           $(0.02)              $--
From net realized gain on investments and foreign
currency transactions                                              (0.29)            (0.17)               --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.39)           $(0.23)           $(0.02)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.52            $12.13            $10.76             $8.63
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                          6.66             15.18             24.96            (13.70)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              0.91              0.93              1.18              2.94(a)
Expenses after expense reductions (f)                               0.90              0.90              0.90              0.90(a)
Net investment income                                               1.50              1.44              1.45              1.89(a)
Portfolio turnover                                                    20                34                48               102
Net assets at end of period (000 Omitted)                       $132,371           $83,704           $36,981            $5,497
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                         YEARS ENDED 12/31
                                                                 -------------------------------------------------------------
                                                                    2005              2004              2003          2002 (c)
Net asset value, beginning of period                              $12.07            $10.73             $8.62            $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                          $0.15             $0.13             $0.11             $0.12
Net realized and unrealized gain (loss) on investments
and foreign currency                                                0.59              1.43              2.02             (1.50)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.74             $1.56             $2.13            $(1.38)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.08)           $(0.05)           $(0.02)              $--
From net realized gain on investments and foreign
currency transactions                                              (0.29)            (0.17)               --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.37)           $(0.22)           $(0.02)              $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.44            $12.07            $10.73             $8.62
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                          6.38             14.82             24.71            (13.80)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.16              1.18              1.43              3.19(a)
Expenses after expense reductions (f)                               1.15              1.15              1.15              1.15(a)
Net investment income                                               1.25              1.19              1.22              1.44(a)
Portfolio turnover                                                    20                34                48               102
Net assets at end of period (000 Omitted)                        $60,247           $35,500           $18,137            $3,735
------------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the series' investment operations, January 2, 2002 through December
    31, 2002.
(r) Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Value Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $5,739 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $1,498 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                            12/31/05     12/31/04

           Ordinary income (including any
           short-term capital gains)       $2,476,126   $1,451,246

           Long-term capital gain           2,162,479       63,028
           -------------------------------------------------------
           Total distributions             $4,638,605   $1,514,274

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                        $177,798,711
           -------------------------------------------------------
           Gross appreciation                          $21,733,867
           Gross depreciation                           (4,671,905)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                              $17,061,962
           Undistributed ordinary income                 3,829,994
           Undistributed long-term capital gain          5,169,529
           Other temporary differences                         161

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                             EFFECTIVE
                                             BEGINNING   EFFECTIVE
                                             OF PERIOD     8/01/05

           First $1 billion of average
           daily net assets                      0.75%       0.75%

           Average daily net assets
           in excess of $1 billion               0.75%       0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. For the year ended December 31, 2005, this reduction amounted to $21,457 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006, unless the series' Board of Trustees consents to an earlier revision or termination of this agreement.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $56,195, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $971.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.01463% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,013, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $95,054,305 and $30,695,083 respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                         Year ended 12/31/05             Year ended 12/31/04
                                                                       SHARES          AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                            3,911,938      $47,432,204      3,837,329      $42,453,479
Shares issued to shareholders in reinvestment of distributions           272,521        3,136,714         98,131        1,052,949
Shares reacquired                                                       (510,208)      (6,203,414)      (471,759)      (5,232,453)
----------------------------------------------------------------------------------------------------------------------------------
Net change                                                             3,674,251      $44,365,504      3,463,701      $38,273,975

SERVICE CLASS SHARES
Shares sold                                                            2,522,048      $30,492,137      1,539,908      $16,986,012
Shares issued to shareholders in reinvestment of distributions           131,055        1,501,891         43,155          461,325
Shares reacquired                                                       (751,832)      (9,053,701)      (333,474)      (3,642,931)
----------------------------------------------------------------------------------------------------------------------------------
Net change                                                             1,901,271      $22,940,327      1,249,589      $13,804,406

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $1,105, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Value Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Value Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Value Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                            CUSTODIANS
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              JP Morgan Chase Bank
DISTRIBUTOR                                                   One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                   New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                    INDEPENDENT REGISTERED PUBLIC
                                                              ACCOUNTING FIRM
PORTFOLIO MANAGER                                             Deloitte & Touche LLP
Steven R. Gorham                                              200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's Initial Class total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2004. The Fund's performance was in the 30th percentile relative to the other funds in the universe for this one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The Fund commenced investment operations in 2002, therefore, no performance percentile for the three- or five-year period was available. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The series designates $2,162,479 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VLU-ANN 02/06 4M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) INVESTORS GROWTH STOCK SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS GROWTH STOCK SERIES

Objective: Seeks to provide long-term growth of capital and future income rather than current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            20
----------------------------------------------------
TRUSTEES AND OFFICERS                             21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             27
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    27
----------------------------------------------------
FEDERAL TAX INFORMATION                           27
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     93.8%
              Cash & Other Net Assets                     6.2%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         2.9%
              ------------------------------------------------
              Wyeth                                       2.7%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              EMC Corp.                                   2.2%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.1%
              ------------------------------------------------
              Microsoft Corp.                             2.1%
              ------------------------------------------------
              Google, Inc., "A"                           2.1%
              ------------------------------------------------
              QUALCOMM, Inc.                              2.0%
              ------------------------------------------------
              American International Group, Inc.          2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 31.6%
              ------------------------------------------------
              Health Care                                22.4%
              ------------------------------------------------
              Retailing                                  10.2%
              ------------------------------------------------
              Financial Services                          7.8%
              ------------------------------------------------
              Leisure                                     5.7%
              ------------------------------------------------
              Industrial Goods & Services                 3.8%
              ------------------------------------------------
              Consumer Staples                            3.3%
              ------------------------------------------------
              Basic Materials                             2.4%
              ------------------------------------------------
              Energy                                      2.3%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------
              Special Products & Services                 0.9%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Utilities & Communications                  0.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Investors Growth Stock Series provided a total return of 4.49%, while Service Class shares provided a total return of 4.23%. These returns compare to a return of 5.26% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

The industrial goods and services and the technology sectors were our largest detractors from relative performance. In both cases, stock selection held back results.

In industrial goods and services, our position in manufacturing conglomerate Tyco International, which is not a benchmark constituent, dampened relative results. Our virtual avoidance of benchmark constituent Boeing* also detracted from performance as we missed out on a significant run up in the stock's price.

Several technology holdings hurt relative returns including network security software company Symantec, which was the greatest individual detractor within the portfolio. Our positioning in semiconductor giant Intel hampered performance as we added the stock subsequent to a run-up in share price. Other technology positions that negatively impacted results included software provider Mercury Interactive* and computer company Dell.

Stock selection and, to a lesser extent, our overweighted position in the weak-performing leisure sector hindered relative performance. Within this sector, video game maker Electronic Arts was among the portfolio's top detractors.

Although stock selection in health care significantly aided results for the period, several individual stocks detracted from performance. Specifically, our underweighted positions in pharmaceutical giant Pfizer* and health insurer UnitedHealth Group, and our holdings in poor-performing biotech firm ImClone* negatively affected results.

During the reporting period, our currency exposure was a detractor from the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CONTRIBUTORS TO PERFORMANCE

Security selection in the health care sector was the greatest contributor to relative performance. Within this sector, biotech firms Amgen and Gilead Sciences were among the portfolio's top contributing stocks as both significantly outperformed the benchmark over the period. Other health care holdings that aided results included generic drug manufacturer Teva Pharmaceutical Industries and pharmaceutical and diagnostic company Roche Holding, neither of which are benchmark constituents.

Security selection in basic materials, and a combination of security selection and our overall underweighted position in financial services, also helped relative performance. No individual holdings in either sector were among the portfolio's top contributors.

Although security selection in technology was a detractor from performance, several individual positions in this sector boosted results including fiber optic cable company Corning and flash memory storage products maker SanDisk. Additionally, our underweighted position in poor-performing computer giant International Business Machines (IBM)* benefited relative returns.

In other sectors, drugstore chain CVS and Latin American wireless communications company America Movil (which is not a benchmark constituent) contributed to relative results.

Respectfully,

Stephen Pesek                  S. Irfan Ali               Maureen H. Pettirossi
Portfolio Manager              Portfolio Manager          Portfolio Manager

* Security was not held in the portfolio at period-end.

Note to shareholders: Effective December 2005, Maureen H. Pettirossi replaced Gregory Locraft as a portfolio manager of the series.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                                 MFS Investors
                            Growth Stock Series --   Russell 1000
                                 Initial Class       Growth Index
              5/99                 $10,000             $10,000
              12/99                 14,001              12,504
              12/00                 13,138               9,700
              12/01                  9,966               7,719
              12/02                  7,222               5,567
              12/03                  8,885               7,222
              12/04                  9,701               7,678
              12/05                 10,136               8,082

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr       Life (t)
-----------------------------------------------------------------------------
     Initial              5/03/99             4.49%       -5.06%        0.20%
-----------------------------------------------------------------------------
     Service              5/01/00             4.23%       -5.42%       -0.11%
-----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-----------------------------------------------------------------------------
Russell 1000 Growth Index (s)                 5.26%       -3.58%       -3.14%
-----------------------------------------------------------------------------

(t) For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2005. Index information is from May 1, 1999.
(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

Russell 1000 Growth Index - constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Growth stocks may perform differently from the general stock market and can be more volatile than other types of stocks. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.89%     $1,000.00       $1,068.00         $4.64
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.89%     $1,000.00       $1,020.72         $4.53
--------------------------------------------------------------------------------
         Actual             1.15%     $1,000.00       $1,067.00         $5.99
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.15%     $1,000.00       $1,019.41         $5.85
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05


The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 93.8%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 1.2%
----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       20,780     $  1,249,086
United Technologies Corp.                                                    77,620        4,339,734
----------------------------------------------------------------------------------------------------
                                                                                        $  5,588,820
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.7%
----------------------------------------------------------------------------------------------------
Cintas Corp.                                                                 52,550     $  2,164,009
Nike, Inc., "B"                                                              69,300        6,014,547
----------------------------------------------------------------------------------------------------
                                                                                        $  8,178,556
----------------------------------------------------------------------------------------------------
Automotive - 0.8%
----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                        41,420     $  4,052,947
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.4%
----------------------------------------------------------------------------------------------------
American Express Co.                                                        100,730     $  5,183,566
SLM Corp.                                                                   144,200        7,943,978
UBS AG                                                                       32,978        3,136,225
UBS AG                                                                        1,750          166,513
----------------------------------------------------------------------------------------------------
                                                                                        $ 16,430,282
----------------------------------------------------------------------------------------------------
Biotechnology - 5.0%
----------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                               96,270     $  7,591,852
Genzyme Corp.(n)                                                             96,680        6,843,010
Gilead Sciences, Inc.(n)                                                    176,010        9,263,406
----------------------------------------------------------------------------------------------------
                                                                                        $ 23,698,268
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.6%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                     41,120     $  3,310,160
Univision Communications, Inc., "A"(n)                                       90,470        2,658,913
Walt Disney Co.                                                              68,510        1,642,185
----------------------------------------------------------------------------------------------------
                                                                                        $  7,611,258
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.7%
----------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                    6,340     $  2,329,887
Franklin Resources, Inc.                                                     12,840        1,207,088
Merrill Lynch & Co., Inc.                                                    20,050        1,357,987
Morgan Stanley                                                               53,100        3,012,894
----------------------------------------------------------------------------------------------------
                                                                                        $  7,907,856
----------------------------------------------------------------------------------------------------
Business Services - 0.9%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"(l)                                                       41,000     $  1,183,670
Getty Images, Inc.(l)(n)                                                     15,950        1,423,857
Infosys Technologies Ltd., ADR(l)                                            23,600        1,908,296
----------------------------------------------------------------------------------------------------
                                                                                        $  4,515,823
----------------------------------------------------------------------------------------------------
Chemicals - 1.3%
----------------------------------------------------------------------------------------------------
3M Co.                                                                       38,810     $  3,007,775
Monsanto Co.                                                                 39,600        3,070,188
----------------------------------------------------------------------------------------------------
                                                                                        $  6,077,963
----------------------------------------------------------------------------------------------------
Computer Software - 5.8%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                         183,384     $  6,777,873
Microsoft Corp.                                                             379,380        9,920,787
Oracle Corp.(n)                                                             740,230        9,038,208
Symantec Corp.(n)                                                           120,886        2,115,505
----------------------------------------------------------------------------------------------------
                                                                                        $ 27,852,373
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.3%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                              259,680     $  7,141,200
Apple Computer, Inc.(n)                                                      36,140        2,598,105
Dell, Inc.(n)                                                               295,270        8,855,147
LG Philips LCD Co. Ltd., ADR(n)                                              95,140        2,041,704
----------------------------------------------------------------------------------------------------
                                                                                        $ 20,636,156
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                        67,890     $  3,723,766
Procter & Gamble Co.                                                         43,123        2,495,959
----------------------------------------------------------------------------------------------------
                                                                                        $  6,219,725
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
----------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                  15,870     $  1,158,510
Danaher Corp.(l)                                                              2,200          122,716
General Electric Co.                                                        159,620        5,594,681
Tyco International Ltd.                                                      68,840        1,986,722
----------------------------------------------------------------------------------------------------
                                                                                        $  8,862,629
----------------------------------------------------------------------------------------------------
Electronics - 8.7%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                        100,200     $  3,594,174
Applied Materials, Inc.                                                     153,500        2,753,790
Intel Corp.                                                                 436,110       10,885,306
Marvell Technology Group Ltd.(n)                                             55,100        3,090,559
Samsung Electronics Co. Ltd.                                                  2,360        1,525,267
Samsung Electronics Co. Ltd., GDR                                            18,170        5,987,015
Samsung Electronics Co. Ltd., GDR                                             1,260          415,170
SanDisk Corp.(n)                                                             88,160        5,538,211
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(l)                         200,590        1,987,847
Texas Instruments, Inc.                                                      29,780          955,045
Xilinx, Inc.                                                                185,330        4,672,169
----------------------------------------------------------------------------------------------------
                                                                                        $ 41,404,553
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
----------------------------------------------------------------------------------------------------
Newfield Exploration Co.(n)                                                   9,600     $    480,672
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                            5,040     $    639,173
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                                    82,770     $  2,186,783
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.0%
----------------------------------------------------------------------------------------------------
Kellogg Co.                                                                  22,060     $    953,433
Nestle S.A.                                                                   5,866        1,752,509
PepsiCo, Inc.                                                               116,090        6,858,597
----------------------------------------------------------------------------------------------------
                                                                                        $  9,564,539
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.8%
----------------------------------------------------------------------------------------------------
Carnival Corp.                                                              105,520     $  5,642,154
Harrah's Entertainment, Inc.                                                 43,200        3,079,728
Las Vegas Sands Corp.(l)(n)                                                  21,560          850,973
Starwood Hotels & Resorts Worldwide, Inc.                                    61,200        3,908,232
----------------------------------------------------------------------------------------------------
                                                                                        $ 13,481,087
----------------------------------------------------------------------------------------------------
General Merchandise - 4.5%
----------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                             133,120     $  6,469,632
Target Corp.                                                                 92,560        5,088,023
Wal-Mart Stores, Inc.                                                       214,200       10,024,560
----------------------------------------------------------------------------------------------------
                                                                                        $ 21,582,215
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.9%
----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                    114,070     $  7,088,310
WellPoint, Inc.(n)                                                           24,880        1,985,175
----------------------------------------------------------------------------------------------------
                                                                                        $  9,073,485
----------------------------------------------------------------------------------------------------
Insurance - 2.7%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     61,750     $  3,299,920
American International Group, Inc.                                          140,800        9,606,784
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,906,704
----------------------------------------------------------------------------------------------------
Internet - 2.6%
----------------------------------------------------------------------------------------------------
Google, Inc., "A"(n)                                                         23,630     $  9,803,142
Yahoo!, Inc.(n)                                                              71,020        2,782,564
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,585,706
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.1%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                     99,530     $  5,206,414
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                            42,360     $  2,447,137
Illinois Tool Works, Inc.                                                    11,210          986,368
----------------------------------------------------------------------------------------------------
                                                                                        $  3,433,505
----------------------------------------------------------------------------------------------------
Medical Equipment - 4.8%
----------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc.(n)                                            125,380     $  5,240,884
Alcon, Inc.                                                                  19,020        2,464,992
DENTSPLY International, Inc.                                                 40,000        2,147,600
Medtronic, Inc.                                                              91,290        5,255,565
St. Jude Medical, Inc.(n)                                                   131,790        6,615,858
Zimmer Holdings, Inc.(n)                                                     17,510        1,180,874
----------------------------------------------------------------------------------------------------
                                                                                        $ 22,905,773
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR(l)                                                    51,550     $  1,722,801
----------------------------------------------------------------------------------------------------
Network & Telecom - 7.6%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                      802,340     $ 13,736,061
Corning, Inc.(n)                                                            324,270        6,375,148
Juniper Networks, Inc.(n)                                                   152,200        3,394,060
Nokia Corp., ADR                                                            167,540        3,065,982
QUALCOMM, Inc.                                                              227,320        9,792,946
----------------------------------------------------------------------------------------------------
                                                                                        $ 36,364,197
----------------------------------------------------------------------------------------------------
Oil Services - 2.1%
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                          57,490     $  2,768,144
Noble Corp.                                                                  27,830        1,963,128
Smith International, Inc.(l)                                                 51,660        1,917,103
Weatherford International Ltd.(n)                                            90,200        3,265,240
----------------------------------------------------------------------------------------------------
                                                                                        $  9,913,615
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.6%
----------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                                766,350     $ 10,437,687
Network Appliance, Inc.(l)(n)                                                76,780        2,073,060
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,510,747
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.7%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          79,750     $  3,144,542
Allergan, Inc.                                                               29,110        3,142,716
Eli Lilly & Co.                                                             127,390        7,209,000
Johnson & Johnson                                                           180,420       10,843,242
Roche Holding AG                                                             52,890        7,932,796
Teva Pharmaceutical Industries Ltd., ADR(l)                                 143,480        6,171,075
Wyeth                                                                       275,880       12,709,792
----------------------------------------------------------------------------------------------------
                                                                                        $ 51,153,163
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                       59,200     $  2,653,936
----------------------------------------------------------------------------------------------------
Restaurants - 0.2%
----------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(l)(n)                                        19,500     $    967,785
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.7%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                67,770     $  3,589,099
----------------------------------------------------------------------------------------------------
Specialty Stores - 3.5%
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                            123,870     $  5,014,258
Lowe's Cos., Inc.                                                            41,820        2,787,721
PETsMART, Inc.                                                               78,570        2,016,106
Staples, Inc.                                                               128,435        2,916,759
Williams-Sonoma, Inc.(l)(n)                                                  95,200        4,107,880
----------------------------------------------------------------------------------------------------
                                                                                        $ 16,842,724
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR(l)                                     106,920     $  3,128,479
----------------------------------------------------------------------------------------------------
Trucking - 1.3%
----------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  61,450     $  6,353,316
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $428,224,464)                                            $448,283,127
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.9%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                              18,698,594     $ 18,698,594
----------------------------------------------------------------------------------------------------
Repurchase Agreement - 5.8%
----------------------------------------------------------------------------------------------------
Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $27,542,939 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost               $ 27,530,000     $ 27,530,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $474,453,058) (k)                                   $494,511,721
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.5)%                                                  (16,796,990)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $477,714,731
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(k) As of December 31, 2005 the series had one security representing $1,525,267 and 0.3% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $18,266,628 of securities on loan
(identified cost, $474,453,058)                                                          $494,511,721
Cash                                                                                        1,447,175
Receivable for investments sold                                                             6,933,322
Receivable for series shares sold                                                             426,052
Interest and dividends receivable                                                             344,021
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $503,662,291
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $6,855,760
Payable for series shares reacquired                                                          288,968
Collateral for securities loaned, at value                                                 18,698,594
Payable to affiliates
  Management fee                                                                               19,819
  Shareholder servicing costs                                                                      42
  Distribution fee                                                                              4,157
  Administrative services fee                                                                     207
Accrued expenses and other liabilities                                                         80,013
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $25,947,560
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $477,714,731
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $506,630,173
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                20,062,007
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             (48,977,449)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $477,714,731
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          48,823,573
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $176,463,119
  Shares outstanding                                                                       17,821,823
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.90
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                             $301,251,612
  Shares outstanding                                                                       31,001,750
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.72
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $3,997,645
  Interest                                                                                     606,063
  Foreign taxes withheld                                                                       (38,316)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $4,565,392
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $3,469,085
  Distribution fee                                                                             687,602
  Shareholder servicing costs                                                                  162,088
  Administrative services fee                                                                   59,180
  Independent trustees' compensation                                                            10,212
  Custodian fee                                                                                179,419
  Printing                                                                                     122,278
  Postage                                                                                          628
  Auditing fees                                                                                 44,810
  Legal fees                                                                                    13,354
  Shareholder solicitation expenses                                                             66,500
  Miscellaneous                                                                                 42,506
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $4,857,662
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (56,121)
  Reduction of expenses by investment adviser                                                   (2,225)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $4,799,316
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(233,924)
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $41,454,299
  Foreign currency transactions                                                                (33,593)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $41,420,706
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(23,028,572)
  Translation of assets and liabilities in foreign currencies                                    2,803
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(23,025,769)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $18,394,937
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $18,161,013
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                $(233,924)             $1,111,600
Net realized gain (loss) on investments and foreign currency transactions                  41,420,706              16,378,298
Net unrealized gain (loss) on investments and foreign currency translation                (23,025,769)             21,786,620
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $18,161,013             $39,276,518
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(726,465)                    $--
  Service Class                                                                              (384,042)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,110,507)                    $--
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(18,063,894)            $33,320,035
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $(1,013,388)            $72,596,553
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    478,728,119             406,131,566
At end of period (including undistributed net investment income of $0 and
$1,109,562, respectively)                                                                $477,714,731            $478,728,119
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                      $9.51           $8.71           $7.08           $9.77         $13.00
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                          $0.01           $0.03           $0.00(w)       $(0.00)(w)      $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.41            0.77            1.63           (2.69)         (3.14)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.42           $0.80           $1.63          $(2.69)        $(3.13)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.03)            $--             $--             $--         $(0.01)
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (0.09)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.03)            $--             $--             $--         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.90           $9.51           $8.71           $7.08          $9.77
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 4.49            9.18(b)        23.02          (27.53)        (24.14)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     0.90            0.86            0.88            0.88           0.91
Expenses after expense reductions (f)                      0.90            0.86            0.88            0.88           0.92(e)
Net investment income (loss)                               0.09            0.37            0.04           (0.03)          0.07
Portfolio turnover                                          146             144             253             214            265
Net assets at end of period (000 Omitted)              $176,463        $217,934        $199,674        $120,593       $147,280
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                      $9.34           $8.57           $6.99           $9.66         $12.98
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                         $(0.01)          $0.01          $(0.02)         $(0.02)        $(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency                           0.40            0.76            1.60           (2.65)         (3.21)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.39           $0.77           $1.58          $(2.67)        $(3.22)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.01)            $--             $--             $--         $(0.01)
From net realized gain on investments and foreign
currency transactions                                        --              --              --              --          (0.09)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.01)            $--             $--             $--         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $9.72           $9.34           $8.57           $6.99          $9.66
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 4.23            8.98(b)        22.60          (27.71)        (24.83)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.15            1.11            1.13            1.11           1.12
Expenses after expense reductions (f)                      1.15            1.11            1.13            1.11           1.13(e)
Net investment income (loss)                              (0.15)           0.15           (0.21)          (0.25)         (0.15)
Portfolio turnover                                          146             144             253             214            265
Net assets at end of period (000 Omitted)              $301,252        $260,794        $206,458        $123,043       $122,857
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(w) Per share amount was less than $0.01.
(r) Certain expenses have been reduced without which performance would have been lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Investors Growth Stock Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 49 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $23,730 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $32,391 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                              12/31/05    12/31/04
           Ordinary income (including any
           short-term capital gains) (1)    $1,110,507         $--

(1) Included in the series' distributions from ordinary income is $945 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                        $486,221,822
           -------------------------------------------------------
           Gross appreciation                          $14,845,293
           Gross depreciation                           (6,555,394)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                               $8,289,899
           Capital loss carryforwards                  (37,160,996)
           Other temporary differences                     (44,345)

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              December 31, 2010                       $(37,160,996)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                            EFFECTIVE
                                            BEGINNING    EFFECTIVE
                                            OF PERIOD      8/01/05

           First $1 billion of average
           daily net assets                     0.75%        0.75%
           Average daily net assets
           in excess of $1 billion              0.75%        0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $160,997, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $915.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0128% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,225, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $224,255 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $649,381,199 and $682,760,950, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                            Year ended 12/31/05            Year ended 12/31/04
                                                                          SHARES          AMOUNT          SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                               1,126,875      $10,580,155     3,133,885     $27,718,699
Shares issued to shareholders in reinvestment of distributions               82,459          726,465            --              --
Shares reacquired                                                        (6,304,239)     (57,714,047)   (3,154,202)    (27,709,618)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                               (5,094,905)    $(46,407,427)      (20,317)         $9,081

SERVICE CLASS SHARES
Shares sold                                                               5,144,385      $47,631,962     5,833,247     $50,556,455
Shares issued to shareholders in reinvestment of distributions               44,347          384,042            --              --
Shares reacquired                                                        (2,122,307)     (19,672,471)   (1,996,610)    (17,245,501)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                3,066,425      $28,343,533     3,836,637     $33,310,954

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $3,114, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Investors Growth Stock Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Investors Growth Stock Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Investors Growth Stock Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                            CUSTODIANS
Massachusetts Financial Services Company                      State Street Bank and Trust Company
500 Boylston Street, Boston, MA                               225 Franklin Street, Boston, MA 02110
02116-3741
                                                              JP Morgan Chase Bank
DISTRIBUTOR                                                   One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                   New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                    INDEPENDENT REGISTERED PUBLIC
                                                              ACCOUNTING FIRM
PORTFOLIO MANAGERS                                            Deloitte & Touche LLP
S. Irfan Ali                                                  200 Berkeley Street, Boston, MA 02116
Stephen Pesek
Maureen Pettirossi

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 54th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 37th percentile for the one-year period and the 43rd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VGS-ANN 02/06 26M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) RESEARCH INTERNATIONAL SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH INTERNATIONAL SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     16
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            19
----------------------------------------------------
TRUSTEES AND OFFICERS                             20
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     23
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             25
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    25
----------------------------------------------------
FEDERAL TAX INFORMATION                           25
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     95.5%
              Cash & Other Net Assets                     4.4%
              Preferred Stock                             0.1%

              TOP TEN HOLDINGS

              Samsung Electronic Co. Ltd.                 3.3%
              ------------------------------------------------
              TOTAL S.A.                                  3.2%
              ------------------------------------------------
              Nestle S.A.                                 2.3%
              ------------------------------------------------
              Roche Holding AG                            2.3%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.3%
              ------------------------------------------------
              Schneider Electric S.A.                     1.9%
              ------------------------------------------------
              UBS AG                                      1.8%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.7%
              ------------------------------------------------
              BHP Billiton PLC                            1.6%
              ------------------------------------------------
              BNP Paribas                                 1.6%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         28.0%
              ------------------------------------------------
              Utilities & Communications                 10.0%
              ------------------------------------------------
              Basic Materials                            10.0%
              ------------------------------------------------
              Energy                                      8.3%
              ------------------------------------------------
              Technology                                  8.3%
              ------------------------------------------------
              Health Care                                 7.4%
              ------------------------------------------------
              Autos & Housing                             6.6%
              ------------------------------------------------
              Consumer Staples                            5.9%
              ------------------------------------------------
              Retailing                                   4.1%
              ------------------------------------------------
              Leisure                                     3.2%
              ------------------------------------------------
              Industrial Goods & Services                 2.5%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              17.9%
              ------------------------------------------------
              Japan                                      16.0%
              ------------------------------------------------
              France                                     13.8%
              ------------------------------------------------
              Switzerland                                 7.6%
              ------------------------------------------------
              South Korea                                 7.2%
              ------------------------------------------------
              Italy                                       4.4%
              ------------------------------------------------
              Germany                                     3.5%
              ------------------------------------------------
              Spain                                       3.4%
              ------------------------------------------------
              Brazil                                      3.3%
              ------------------------------------------------
              Others                                     22.9%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

Between April 29, 2005 and December 31, 2005, Initial Class shares of the MFS Research International Series provided a total return of 20.85%, while Service Class shares provided a total return of 20.68%. In comparison, the series' benchmark, the MSCI EAFE Index, returned 16.74%.

CONTRIBUTORS TO PERFORMANCE

The financial services, energy, and leisure sectors were the largest contributors to the portfolio's relative performance over the period. In all three sectors, security selection had a positive impact on results.

In the financial services sector, our holdings in several strong-performing banking firms which are not benchmark constituents benefited performance including Unibanco-Uniao de Bancos Brasileiros (Brazil), Hana Financial Holdings* (South Korea), and Akbank (Turkey). Performance in this sector was also bolstered by our positions in two benchmark constituents: Japanese real estate firm Leopalace21 and Japanese financial services company ORIX.

In energy, global seamless steel pipe manufacturer Tenaris* and Russian oil company LUKOIL boosted results as the stocks significantly outperformed the overall benchmark. Within the leisure sector, Mexican television broadcaster Grupo Televisa was among the portfolio's greatest contributors.

Securities in other sectors which aided performance included Brazilian iron ore miner Companhia Vale do Rio Doce and Korean microchip and electronics manufacturer Samsung Electronics.

During the reporting period, our currency exposure was a contributor to the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Security selection in the retailing sector hurt performance relative to the benchmark, although no individual stock within this sector was among the portfolio's greatest detractors. Stock selection in the consumer staples sector was also an area of relative weakness. In this sector, our holdings in UK-based household products manufacturer Reckitt Benckiser underperformed overall benchmark returns.

Our underweighted position in the strong-performing special products and services sector held back relative performance during the reporting period. Within this sector, not owning Japanese technology investment firm Softbank, a benchmark constituent, dampened results as the stock experienced a significant run-up in share price.

The financial services sector had especially strong returns during the period, and, as a result, not owning several strong-performing benchmark constituents within this sector detracted from performance. These included Japanese banking firms Mizuho Financial Group and Sumitomo Mitsui Financial Group.

Elsewhere, our positions in Japanese electronic devices manufacturer Seiko Epson*, Japanese prefabricated housing builder Sekisui Chemical*, and Spanish telecommunications company Telefonica were a drag on results.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Thomas Melendez                                         Jose Luis Garcia
Portfolio Manager                                       Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmark. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (t)

                                  MFS Research
                            International Series --     MSCI EAFE
                                  Initial Class          Index
              5/05                  $10,000             $10,015
              12/05                  12,085              11,674

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date                            Life(t)
----------------------------------------------------------------------------
     Initial              4/29/05                                     20.85%
----------------------------------------------------------------------------
     Service              4/29/05                                     20.68%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
----------------------------------------------------------------------------
MSCI EAFE Index (s)                                                   16.74%
----------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.
(t) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005. Index information is from May 1, 2005.

Periods less than one year are actual not annualized.

INDEX DEFINITION

MSCI EAFE (Europe, Australasia, Far East) Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time, the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political, regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates may affect the portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             1.10%      $1,000.00      $1,189.40         $6.07
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.10%      $1,000.00      $1,019.66         $5.60
--------------------------------------------------------------------------------
         Actual             1.35%      $1,000.00      $1,189.00         $7.45
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.35%      $1,000.00      $1,018.40         $6.87
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 95.5%

----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Airlines - 0.6%
----------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste, S.A. de C.V., ADR                              660      $    21,344
Thai Airways International Public Co. Ltd.                                   13,100           14,050
----------------------------------------------------------------------------------------------------
                                                                                         $    35,394
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                    4,810      $    69,655
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
----------------------------------------------------------------------------------------------------
Burberry Group PLC                                                            6,020      $    44,468
LVMH Moet Hennessy Louis Vuitton S.A.                                           220           19,531
----------------------------------------------------------------------------------------------------
                                                                                         $    63,999
----------------------------------------------------------------------------------------------------
Automotive - 4.3%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                   1,380      $    60,480
Compagnie Generale des Etablissements Michelin                                  170            9,548
Continental AG                                                                  378           33,526
Hyundai Mobis                                                                   580           52,853
Nissan Motor Co. Ltd.                                                         5,700           57,717
Toyota Motor Corp.                                                              900           46,672
----------------------------------------------------------------------------------------------------
                                                                                         $   260,796
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 22.4%
----------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                    400      $    37,826
Aiful Corp.                                                                     800           66,771
Akbank T.A.S.                                                                 3,834           31,257
Banco Bilbao Vizcaya Argentaria S.A.                                          5,090           90,796
Banco Nossa Caixa S.A.                                                          530            7,911
BNP Paribas                                                                   1,240          100,256
China Construction Bank(n)                                                   65,900           22,736
Credit Agricole S.A.                                                          2,100           66,102
DEPFA Bank PLC                                                                1,640           24,230
Erste Bank der Oesterreichischen Sparkassen AG                                  930           51,566
HSBC Holdings PLC                                                             5,010           80,345
Kookmin Bank(n)                                                                 890           66,788
Mitsubishi Tokyo Financial Group, Inc.                                            5           67,788
ORIX Corp.                                                                      350           89,120
OTP Bank Ltd., GDR                                                              790           51,824
Royal Bank of Scotland Group PLC                                              3,520          106,184
Shinhan Financial Group Co. Ltd.(n)                                           1,520           61,343
Shinsei Bank Ltd.                                                             9,000           52,010
Takefuji Corp.                                                                  850           57,692
Turkiye Vakiflar Bankasi T.A.O.                                               5,730           30,365
UBS AG                                                                        1,186          112,789
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                370           23,521
UniCredito Italiano S.p.A.                                                   10,200           70,222
----------------------------------------------------------------------------------------------------
                                                                                         $ 1,369,442
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                        760      $    61,180
Nippon Television Network Corp.                                                 190           29,189
WPP Group PLC                                                                 2,940           31,786
----------------------------------------------------------------------------------------------------
                                                                                         $   122,155
----------------------------------------------------------------------------------------------------
Chemicals - 1.5%
----------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.(n)                                                      1,980      $    22,567
Syngenta AG                                                                     550           68,361
----------------------------------------------------------------------------------------------------
                                                                                         $    90,928
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.6%
----------------------------------------------------------------------------------------------------
Capgemini S.A.(n)                                                               850      $    34,095
----------------------------------------------------------------------------------------------------
Construction - 2.3%
----------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                         900      $    53,397
Consorcio ARA S.A. de C.V.                                                    4,140           18,133
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                       950           13,003
Italcementi S.p.A.                                                            2,210           27,972
Italcementi S.p.A. - Ordinary                                                 1,070           19,960
Urbi Desarrollos Urbanos S.A. de C.V.(n)                                      1,160            8,031
----------------------------------------------------------------------------------------------------
                                                                                         $   140,496
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.7%
----------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                                          140      $     6,166
Reckitt Benckiser PLC                                                         1,950           64,354
Unicharm Corp.                                                                  700           31,437
----------------------------------------------------------------------------------------------------
                                                                                         $   101,957
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
----------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                       1,298      $   115,693
----------------------------------------------------------------------------------------------------
Electronics - 7.2%
----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                1,000      $    21,819
Ricoh Co. Ltd.                                                                3,000           52,493
Royal Philips Electronics N.V.                                                2,710           84,149
Samsung Electronics Co. Ltd.                                                    310          200,353
Taiwan Semiconductor Manufacturing Co. Ltd.                                  42,000           79,972
----------------------------------------------------------------------------------------------------
                                                                                         $   438,786
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                 290      $    14,369
CNOOC Ltd.                                                                   82,000           54,465
Norsk Hydro A.S.A.                                                              435           44,642
----------------------------------------------------------------------------------------------------
                                                                                         $   113,476
----------------------------------------------------------------------------------------------------
Energy - Integrated - 6.3%
----------------------------------------------------------------------------------------------------
BG Group PLC                                                                  3,550      $    35,056
LUKOIL, ADR                                                                     980           57,820
Petroleo Brasileiro S.A., ADR                                                   390           27,795
Statoil A.S.A.                                                                3,080           70,698
TOTAL S.A.                                                                      780          195,789
----------------------------------------------------------------------------------------------------
                                                                                         $   387,158
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
----------------------------------------------------------------------------------------------------
Carrefour S.A.                                                                  920      $    43,074
Tesco PLC                                                                    10,774           61,390
----------------------------------------------------------------------------------------------------
                                                                                         $   104,464
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.6%
----------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                  7,000      $     6,049
Nestle S.A.                                                                     478          142,806
Nong Shim Co. Ltd.(n)                                                            45           12,479
----------------------------------------------------------------------------------------------------
                                                                                         $   161,334
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
----------------------------------------------------------------------------------------------------
Hilton Group PLC                                                              6,280      $    39,238
----------------------------------------------------------------------------------------------------
Insurance - 4.6%
----------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                 2,730      $    95,329
Aviva PLC                                                                     7,290           88,339
AXA                                                                           3,020           97,382
----------------------------------------------------------------------------------------------------
                                                                                         $   281,050
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
----------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                               300      $    36,224
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                      400      $    33,928
----------------------------------------------------------------------------------------------------
Metals & Mining - 6.5%
----------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                            1,660      $    61,328
Arcelor S.A.                                                                  2,440           60,467
BHP Billiton PLC                                                              6,150          100,371
Companhia Siderurgica Nacional S.A., ADR                                      1,520           32,528
Companhia Vale do Rio Doce, ADR                                               2,030           83,514
POSCO                                                                           130           25,913
Umicore                                                                         270           31,811
----------------------------------------------------------------------------------------------------
                                                                                         $   395,932
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                            7,000      $    31,081
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.5%
----------------------------------------------------------------------------------------------------
TomTom N.V.(n)                                                                  500      $    17,152
ZTE Corp.                                                                     4,600           15,455
----------------------------------------------------------------------------------------------------
                                                                                         $    32,607
----------------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------------
Vallourec S.A.                                                                   20      $    11,001
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.4%
----------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                         2,100      $    81,854
AstraZeneca PLC                                                               1,760           85,582
GlaxoSmithKline PLC                                                           5,610          141,652
Roche Holding AG                                                                950          142,487
----------------------------------------------------------------------------------------------------
                                                                                         $   451,575
----------------------------------------------------------------------------------------------------
Real Estate - 1.0%
----------------------------------------------------------------------------------------------------
K.K. Davinci Advisors(n)                                                          4      $    30,132
Leopalace21 Corp.                                                               800           29,013
----------------------------------------------------------------------------------------------------
                                                                                         $    59,145
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.0%
----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                          5,000      $    64,526
Kaneka Corp.                                                                  5,000           60,374
----------------------------------------------------------------------------------------------------
                                                                                         $   124,900
----------------------------------------------------------------------------------------------------
Specialty Stores - 1.4%
----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                    2,120      $    18,770
NEXT PLC                                                                      2,530           66,752
----------------------------------------------------------------------------------------------------
                                                                                         $    85,522
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.8%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                            390      $    11,411
PT Indosat Tbk                                                               29,000           16,373
Vodafone Group PLC                                                           38,590           83,245
----------------------------------------------------------------------------------------------------
                                                                                         $   111,029
----------------------------------------------------------------------------------------------------
Telephone Services - 3.8%
----------------------------------------------------------------------------------------------------
FastWeb S.p.A.                                                                1,210      $    55,249
Singapore Telecommunications Ltd.                                            34,000           53,360
Telefonica S.A.                                                               5,236           78,721
Telenor A.S.A.                                                                4,940           48,466
----------------------------------------------------------------------------------------------------
                                                                                         $   235,796
----------------------------------------------------------------------------------------------------
Tobacco - 0.5%
----------------------------------------------------------------------------------------------------
Swedish Match AB                                                              2,620      $    30,807
----------------------------------------------------------------------------------------------------
Trucking - 0.6%
----------------------------------------------------------------------------------------------------
TNT N.V.                                                                      1,160      $    36,225
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.9%
----------------------------------------------------------------------------------------------------
E.ON AG                                                                         960      $    99,239
Endesa S.A.                                                                   1,600           42,054
Suez S.A.                                                                     3,071           95,540
----------------------------------------------------------------------------------------------------
                                                                                         $   236,833
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,196,098)                                               $ 5,842,721
----------------------------------------------------------------------------------------------------
Preferred Stocks - 0.1%
----------------------------------------------------------------------------------------------------
Internet - 0.1%
----------------------------------------------------------------------------------------------------
Universo Online S.A.(n)                                                         700      $     5,898
----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $5,509)                                         $     5,898
----------------------------------------------------------------------------------------------------
Short-Term Obligations(y) - 4.4%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06                       $    27,000      $    26,994
New Center Asset Trust, 4.23%, due 1/03/06                                  241,000          240,943
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $   267,937
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,469,544)(k)                                       $ 6,116,556
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                            2,509
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $ 6,119,065
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the series had eight securities representing $493,862 and 8.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt
GDR    Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $5,469,544)                                        $6,116,556
Cash                                                                                              786
Foreign currency, at value (identified cost, $11,930)                                          12,161
Receivable for investments sold                                                                43,550
Receivable for series shares sold                                                             128,523
Interest and dividends receivable                                                               5,553
Receivable from investment adviser                                                             59,835
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       $6,366,964
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $211,007
Payable for series shares reacquired                                                               16
Payable to affiliates
  Management fee                                                                                  298
  Shareholder servicing costs                                                                      31
  Distribution fees                                                                                 3
  Administrative services fee                                                                      56
Accrued expenses and other liabilities                                                         36,488
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $247,899
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $6,119,065
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $5,394,450
Unrealized appreciation (depreciation) on investments and translation of
assets and liabilities in foreign currencies (net of $285 deferred country tax)               646,823
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                                  79,249
Accumulated distributions in excess of net investment income                                   (1,457)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                         $6,119,065
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                             516,677
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                               $5,877,926
  Shares outstanding                                                                          496,288
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $11.84
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                                 $241,139
  Shares outstanding                                                                           20,389
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $11.83
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05(c)

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $49,155
  Interest                                                                                       5,467
  Foreign taxes withheld                                                                        (3,567)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                               $51,055
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $26,316
  Distribution fees                                                                                147
  Shareholder servicing costs                                                                    1,096
  Administrative services fee                                                                    5,285
  Custodian fee                                                                                 19,481
  Printing                                                                                      47,264
  Auditing fees                                                                                  9,000
  Legal fees                                                                                     1,206
  Registration fees                                                                              1,229
  Miscellaneous                                                                                  6,782
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $117,806
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                            (297)
  Reduction of expenses by investment adviser                                                  (85,494)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $32,015
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 $19,040
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $108 country tax)                                           $164,701
  Foreign currency transactions                                                                  8,080
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                            $172,781
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $285 deferred country tax)                                              $646,727
  Translation of assets and liabilities in foreign currencies                                       96
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $646,823
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                          $819,604
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $838,644
-----------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

CHANGE IN NET ASSETS
                                                                                                                   YEAR ENDED
FROM OPERATIONS                                                                                                   12/31/05(c)
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 $19,040
Net realized gain (loss) on investments and foreign currency transactions                                             172,781
Net unrealized gain (loss) on investments and foreign currency translation                                            646,823
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $838,644
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                                                      $(32,181)
  Service Class                                                                                                        (1,134)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                                                       (77,695)
  Service Class                                                                                                        (3,019)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                                        $(114,029)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                                                $5,394,450
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                                         $6,119,065
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                                                    $--
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in excess of net investment
income of $1,457)                                                                                                  $6,119,065
-----------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS

                                                                                              YEAR ENDED
                                                                                             12/31/05(c)
Net asset value, beginning of period                                                              $10.00
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                          $0.05
Net realized and unrealized gain (loss) on investments and foreign currency                         2.03
--------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   $2.08
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net investment income                                                                        $(0.07)
From net realized gain on investments and foreign currency transactions                            (0.17)
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                      $(0.24)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $11.84
--------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                                                         20.85(n)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                              4.03(a)
Expenses after expense reductions (f)                                                               1.10(a)
Net investment income                                                                               0.66(a)
Portfolio turnover                                                                                    95
Net assets at end of period (000 Omitted)                                                         $5,878
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                              YEAR ENDED
                                                                                             12/31/05(c)
Net asset value, beginning of period                                                              $10.00
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                          $0.02
Net realized and unrealized gain (loss) on investments and foreign currency                         2.04
--------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   $2.06
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net investment income                                                                        $(0.06)
From net realized gain on investments and foreign currency transactions                            (0.17)
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                      $(0.23)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $11.83
--------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                                                         20.68(n)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                              4.28(a)
Expenses after expense reductions (f)                                                               1.35(a)
Net investment income                                                                               0.28(a)
Portfolio turnover                                                                                    95
Net assets at end of period (000 Omitted)                                                           $241
--------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research International Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 21 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the period ended December 31, 2005, the series' custodian fees were reduced by $217 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the period ended December 31, 2005, the series' custodian expenses were reduced by $80 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                                          12/31/05

           Ordinary income (including any short-term
           capital gains)                                 $114,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                          $5,529,607
           -------------------------------------------------------
           Gross appreciation                             $613,231
           Gross depreciation                              (26,282)
           -------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                                 $586,949
           Undistributed ordinary income                   138,429
           Other temporary differences                        (763)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. For the period ended December 31, 2005, this reduction amounted to $85,480 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the period ended December 31, 2005, the fee was $1,024, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the period ended December 31, 2005, these costs amounted to $52.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the period ended December 31, 2005 was equivalent to an annual effective rate of 0.1813% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC. The Independent Trustees currently are not receiving any payments for their services to the series.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $14, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $8,883,959 and $3,847,205, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                                               Period ended 12/31/05(1)
                                                                                                SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                                                      655,526      $6,997,648
Shares issued to shareholders in reinvestment of distributions                                     9,359         109,876
Shares reacquired                                                                               (168,597)     (1,937,485)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                                       496,288      $5,170,039

SERVICE CLASS SHARES
Shares sold                                                                                       37,270        $427,925
Shares issued to shareholders in reinvestment of distributions                                       354           4,153
Shares reacquired                                                                                (17,235)       (207,667)
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                                        20,389        $224,411

(1) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Research International Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research International Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 29, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research International Series as of December 31, 2005, and the results of its operations, the changes in its net assets, and its financial highlights from April 29, 2005 through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                             CUSTODIAN
Massachusetts Financial Services Company                       State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                225 Franklin Street, Boston, MA 02110
02116-3741
                                                               INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                                    ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                    Deloitte & Touche LLP
500 Boylston Street, Boston, MA                                200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGERS
Jose Luiz Garcia
Thomas Melendez

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, initially approve the Fund's investment advisory agreement with MFS and annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year. In April 2005, the Board met to consider the initial approval of the Fund's investment advisory agreement ("initial review meeting"). In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 (the "renewal meetings"; together with the initial review meeting, the "contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval and the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

The Fund commenced operations in May, 2005 and has a limited operating history and performance record. In considering investment performance, the Trustees took into account the investment performance of other MFS Funds with comparable investment objectives and policies as the Fund, including the performance of MFS Research International Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of funds with substantially similar investment classifications/objectives to the Fund for various time periods ended December 31, 2004, (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including MFS Institutional International Research Equity Fund and other comparable mutual fund clients of MFS and, in connection with the renewal meetings, institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the initial approval and the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

At the renewal meetings, the Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees did not consider MFS' costs and profits with respect to the Fund because the Fund has no operating history. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be approved commencing in April 2005 and continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Variable Insurance Trust" on the "Performance & Products" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

Income derived from foreign sources was $48,385. The series intends to pass through foreign tax credits of $3,538 for the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VRI-ANN 02/06 80

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) RESEARCH BOND SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH BOND SERIES

Objective: Seeks total return (high current income and long-term growth of capital).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            23
----------------------------------------------------
TRUSTEES AND OFFICERS                             24
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     27
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             30
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    30
----------------------------------------------------
FEDERAL TAX INFORMATION                           30
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Stocks                                         98.2%
              Cash & Other Net Assets                         1.8%

              FIXED INCOME MARKET SECTORS (b)

              U.S. Treasury Securities                        36.6%
              -----------------------------------------------------
              High Grade Corporates                           24.6%
              -----------------------------------------------------
              Mortgage-Backed Securities                      10.9%
              -----------------------------------------------------
              Commercial Mortgage-Backed Securities            7.4%
              -----------------------------------------------------
              High Yield Corporates                            5.4%
              -----------------------------------------------------
              U.S. Government Agencies                         5.4%
              -----------------------------------------------------
              Asset-Backed Securities                          3.9%
              -----------------------------------------------------
              Municipal Bonds                                  2.2%
              -----------------------------------------------------
              Cash & Other Net Assets                          1.8%
              -----------------------------------------------------
              Emerging Market Bonds                            1.6%
              -----------------------------------------------------
              Residential Mortgage-Backed Securities           0.1%
              -----------------------------------------------------
              Non-U.S. Government Bonds                        0.1%
              -----------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                             62.0%
              -----------------------------------------------------
              AA                                               3.4%
              -----------------------------------------------------
              A                                                7.2%
              -----------------------------------------------------
              BBB                                             18.2%
              -----------------------------------------------------
              BB                                               5.7%
              -----------------------------------------------------
              B                                                1.6%
              -----------------------------------------------------
              Not Rated                                        1.9%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average duration (d)                              4.6
              -----------------------------------------------------
              Average Life (m)                             7.8 yrs.
              -----------------------------------------------------
              Average Maturity (m)                        12.5 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities (a)    AA-
              -----------------------------------------------------
              Average Short Term Quality                        A-1
              -----------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 12/31/05.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Research Bond Series provided a total return of 1.51%, while Service Class shares provided a total return of 1.22%. These returns compare with a return of 2.43% for the series' benchmark, the Lehman Brothers U.S. Aggregate Bond Index.

On May 1st of 2005, the series' investment mandate changed. The new approach calls for a higher quality structure and typically avoids currency strategies. All foreign bond positions tend to be hedged to protect the series against currency risk.

DETRACTORS FROM PERFORMANCE

Over the period, the portfolio's currency positioning in the euro and Danish krone detracted from relative results. Throughout the period the U.S. Dollar appreciated against most major currencies, resulting in losses for any unhedged currency positions. Our overweighted positions in "BBB"- and "BB"- rated securities (bonds rated "BBB" and above are considered investment grade, bonds rated "BB" and below are considered non-investment grade) acted as a drag on performance. As spreads between corporate bonds and Treasury securities widened, the value of corporate bonds decreased, thus impacting the industrial and finance sectors where bonds of auto manufacturers General Motors Acceptance Corp. and Ford Motor Credit were particularly hard hit.

CONTRIBUTORS TO PERFORMANCE

The portfolio's duration stance (duration is a measure of a portfolio's sensitivity to changes in interest rates) and yield curve positioning (a yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short-term rates lower than long-term rates) contributed to the portfolio's relative performance. The portfolio also enjoyed a yield advantage, generating a higher level of income than the index. On a sector basis, the portfolio benefited from strong-performing asset-backed and mortgage-backed securities, utilities, and the debt of emerging markets.

Respectfully,

Michael Roberge
Chief Fixed Income Officer

Note to Shareholders: Effective May 1, 2005, Michael Roberge became portfolio manager of the series replacing William Adams.

The views expressed in this report are those of the Chief Fixed Income Officer only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATES SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

               MFS Research         Lehman Brothers          Lehman Brothers
              Bond Series --        U.S. Aggregate          U.S. Government/
               Initial Class          Bond Index              Credit Index
12/95            $10,000                $10,000                 $10,000
12/96             10,209                 10,363                  10,290
12/97             11,244                 11,364                  11,294
12/98             12,008                 12,351                  12,364
12/99             11,821                 12,249                  12,099
12/00             12,910                 13,673                  13,533
12/01             14,034                 14,828                  14,683
12/02             15,286                 16,348                  16,304
12/03             16,713                 17,019                  17,065
12/04             17,727                 17,758                  17,780
12/05             17,995                 18,189                  18,202

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr        5-yr        10-yr
---------------------------------------------------------------------------
     Initial             10/24/95             1.51%        6.87%      6.05%
---------------------------------------------------------------------------
     Service              5/01/00             1.22%        6.69%      5.93%
---------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
---------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond
Index (s)                                     2.43%        5.87%      6.16%
---------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit
Index (s)(e)                                  2.37%        6.11%      6.17%
---------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.
(e) Effective May 1, 2005, we no longer use the Lehman Brothers U.S. Government/Credit Index as a benchmark because we believe the Lehman Brothers U.S. Aggregate Bond Index better reflects the series' investment policies and objectives.

INDEX DEFINITIONS

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers U.S. Government/Credit Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.71%     $1,000.00       $  999.10         $3.58
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.71%     $1,000.00       $1,021.63         $3.62
--------------------------------------------------------------------------------
         Actual             0.96%     $1,000.00       $  997.40         $4.83
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.96%     $1,000.00       $1,020.37         $4.89
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 97.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.8%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $    230,000     $    231,150
News America Holdings, 8.5%, 2025                                           152,000          182,879
----------------------------------------------------------------------------------------------------
                                                                                        $    414,029
----------------------------------------------------------------------------------------------------
Airlines - 0.3%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                               $     68,163     $     66,609
Continental Airlines, Inc., 6.545%, 2019                                     82,306           82,181
----------------------------------------------------------------------------------------------------
                                                                                        $    148,790
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013(a)                                      $    137,000     $    139,645
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.4%
----------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                        $     90,000     $     91,140
Asset Securitization Corp., FRN, 8.2925%, 2029                              180,000          190,946
Bank of America Commercial Mortgage, Inc., FRN, 5.182%, 2047                145,034          145,289
Bayview Commercial Asset Trust, 0.775%, 2035(i)                           1,233,546          103,636
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                       70,000           70,241
Capital One Auto Finance Trust, 2.47%, 2010                                 250,000          245,512
Citibank Credit Card Issuance Trust, 6.65%, 2008                             50,000           50,325
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2253%, 2044       120,000          120,678
Commercial Mortgage Acceptance Corp., 7.03%, 2031                            50,000           52,734
Commercial Mortgage Acceptance Corp., FRN, 1.141%, 2030(i)                1,446,085           45,895
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2030(a)                    88,000           87,896
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                     20,000           19,731
CPS Auto Receivables Trust, 3.52%, 2009(a)                                   22,114           21,927
Credit-Based Asset Servicing and Securities, 5.303%, 2035                   100,000          100,125
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011(a)                            85,159           86,330
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                     201,064          205,963
DLJ Commercial Mortgage Corp., 6.04%, 2031                                  100,000          101,447
DLJ Commercial Mortgage Corp., FRN, 7.6214%, 2032                           110,000          118,639
Drive Auto Receivables Trust, 2.5%, 2009(a)                                  87,000           85,056
Drivetime Auto Owner Trust, 1.918%, 2008(a)                                  69,162           68,470
E*TRADE RV & Marine Trust, 3.62%, 2018                                       60,000           57,610
Falcon Franchise Loan LLC, FRN, 3.7884%, 2025(i)                            411,037           67,608
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029(a)           65,000           70,686
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                       60,000           60,396
GMAC Commercial Mortgage Securities, Inc., FRN, 7.661%, 2034(a)             110,000          119,688
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037               109,489          109,974
Greenwich Capital Commercial Funding Corp., FRN, 4.305%, 2042               183,329          178,524
Holmes Financing PLC, FRN, 4.87%, 2040                                       78,000           78,117
IKON Receivables Funding LLC, 3.27%, 2011                                    95,000           93,812
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 4.936%, 2042                                                           135,428          133,029
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.3645%, 2043                                                          170,607          172,123
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.038%, 2046                                                           170,000          168,091
Lehman Brothers Commercial Conduit Mortgage Trust,
FRN, 1.1593%, 2030(i)                                                       906,671           24,098
Morgan Stanley Capital I, Inc., 6.86%, 2010                                 145,000          146,902
Morgan Stanley Capital I, Inc., 7.3%, 2030(a)                               115,000          119,280
Morgan Stanley Capital I, Inc., 5.72%, 2032                                 124,379          126,834
Morgan Stanley Capital I, Inc., FRN, 0.7308%, 2030(a)(i)                  2,196,458           39,082
Mortgage Capital Funding, Inc., FRN, 0.7852%, 2031(i)                     1,196,294           17,766
New Century Home Equity Loan Trust, 4.532%, 2035                            350,000          343,928
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                            150,000          148,897
Preferred Term Securities IV Ltd., 6.7469%, 2031(a)                         100,000          101,250
Preferred Term Securities XIX Ltd., 4.8413%, 2035(a)                        100,000           99,875
Prudential Securities Secured Financing Corp.,
FRN, 7.4486%, 2013(a)                                                       125,000          135,076
Residential Funding Mortgage Securities, Inc.,
FRN, 5.32%, 2035                                                            174,000          173,822
Structured Asset Securities Corp., FRN, 4.6188%, 2035(a)                    221,987          221,985
TIAA Real Estate CDO Ltd., 7.17%, 2032(a)                                    51,051           52,047
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                  150,000          146,449
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                  170,000          168,686
Wachovia Bank Commercial Mortgage Trust, FRN, 5.155%, 2044                  150,000          152,549
Wachovia Bank Commercial Mortgage Trust, FRN, 5.195%, 2044                  130,000          130,394
----------------------------------------------------------------------------------------------------
                                                                                        $  5,670,558
----------------------------------------------------------------------------------------------------
Automotive - 1.0%
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                      $     62,000     $     54,085
Ford Motor Credit Co., 7.375%, 2009                                         198,000          175,603
General Motors Acceptance Corp., 6.125%, 2008                                51,000           46,702
General Motors Acceptance Corp., 6.75%, 2014                                 94,000           84,564
Lear Corp., 8.11%, 2009                                                     140,000          130,299
----------------------------------------------------------------------------------------------------
                                                                                        $    491,253
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.8%
----------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049            $     86,000     $    117,011
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)              149,000          147,882
Bank of America Corp., 7.4%, 2011                                           315,000          346,980
BBVA Bancomer Capital Trust I, 10.5%, 2011(a)                               102,000          102,510
BNP Paribas, 5.186% to 2015, FRN to 2049(a)                                 174,000          168,803
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)             123,000          119,188
Citigroup, Inc., 5%, 2014                                                   163,000          160,450
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                        135,000          133,964
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)                     163,000          168,417
Kazkommerts International B.V., 8.5%, 2013                                  106,000          114,745
Mizuho Financial Group, Inc., 5.79%, 2014(a)                                153,000          158,060
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)                          51,000           54,897
Popular North America, Inc., 4.25%, 2008                                     98,000           96,119
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                           121,000          126,983
Resona Bank Ltd., 5.85% to 2016, FRN to 2049(a)                             111,000          110,531
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)                        97,000          100,923
UFJ Finance Aruba AEC, 6.75%, 2013                                          129,000          140,851
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(a)           45,000           52,121
Wachovia Corp., 4.875%, 2014                                                 82,000           80,250
Wachovia Corp., 6.605%, 2025                                                164,000          181,433
Wells Fargo & Co., 6.45%, 2011                                              165,000          175,846
----------------------------------------------------------------------------------------------------
                                                                                        $  2,857,964
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.7%
----------------------------------------------------------------------------------------------------
Comcast Corp., 5.65%, 2035                                             $     80,000     $     73,611
Rogers Cable, Inc., 5.5%, 2014                                               99,000           92,689
TCI Communications Financing III, 9.65%, 2027                               363,000          392,804
TCI Communications, Inc., 9.8%, 2012                                         72,000           86,860
Time Warner Entertainment Co., LP, 8.375%, 2033                             185,000          218,533
----------------------------------------------------------------------------------------------------
                                                                                        $    864,497
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.9%
----------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc., 5.35%, 2010                                $     72,000     $     72,493
Lehman Brothers Holdings, Inc., 8.25%, 2007                                 184,000          192,362
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                165,000          177,353
----------------------------------------------------------------------------------------------------
                                                                                        $    442,208
----------------------------------------------------------------------------------------------------
Building - 0.5%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $    135,000     $    140,641
CRH North America, Inc., 6.95%, 2012                                         93,000          101,187
----------------------------------------------------------------------------------------------------
                                                                                        $    241,828
----------------------------------------------------------------------------------------------------
Chemicals - 0.1%
----------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                          $     62,000     $     63,602
----------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
----------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                             $    124,000     $    130,372
----------------------------------------------------------------------------------------------------
Containers - 0.4%
----------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                      $    125,000     $    129,063
Owens-Illinois, Inc., 7.8%, 2018                                             50,000           49,750
----------------------------------------------------------------------------------------------------
                                                                                        $    178,813
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010(a)                             $    168,000     $    164,992
Litton Industries, Inc., 8%, 2009                                           165,000          181,571
----------------------------------------------------------------------------------------------------
                                                                                        $    346,563
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                    $     35,000     $     37,100
Chesapeake Energy Corp., 6.875%, 2016                                       185,000          189,625
Ocean Energy, Inc., 7.25%, 2011                                              85,000           93,869
----------------------------------------------------------------------------------------------------
                                                                                        $    320,594
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $    132,000     $    152,761
----------------------------------------------------------------------------------------------------
Entertainment - 0.5%
----------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                           $    111,000     $    111,529
Walt Disney Co., 6.375%, 2012                                               130,000          137,503
----------------------------------------------------------------------------------------------------
                                                                                        $    249,032
----------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
----------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                           $     55,000     $     53,730
General Electric Capital Corp., 8.7%, 2007                                   40,000           41,582
HSBC Finance Corp., 6.75%, 2011                                              46,000           49,366
----------------------------------------------------------------------------------------------------
                                                                                        $    144,678
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013(a)                                 $    130,000     $    129,272
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
----------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                         $    105,000     $    104,875
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
----------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                             $    144,000     $    141,469
MGM Mirage, Inc., 5.875%, 2014                                              200,000          191,000
----------------------------------------------------------------------------------------------------
                                                                                        $    332,469
----------------------------------------------------------------------------------------------------
Insurance - 1.2%
----------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                        $    193,000     $    183,568
Genworth Financial, Inc., 5.75%, 2014                                       102,000          106,459
ING Groep N.V., 5.775% to 2015, FRN to 2049                                 178,000          180,403
UnumProvident Corp., 7.625%, 2011                                           117,000          126,185
UnumProvident Finance Co., 6.85%, 2015(a)                                     7,000            7,291
----------------------------------------------------------------------------------------------------
                                                                                        $    603,906
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.5%
----------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                                   $    167,000     $    172,751
AXIS Capital Holdings Ltd., 5.75%, 2014                                     190,000          190,041
Fund American Cos., Inc., 5.875%, 2013                                      154,000          155,396
St. Paul Travelers Cos., Inc., 5.5%, 2015                                   203,000          204,461
----------------------------------------------------------------------------------------------------
                                                                                        $    722,649
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
----------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                    $    130,000     $    139,100
Ingersoll Rand Co., 6.25%, 2006                                              75,000           75,405
----------------------------------------------------------------------------------------------------
                                                                                        $    214,505
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015(a)                               $    155,000     $    156,356
HCA, Inc., 8.75%, 2010                                                      170,000          188,019
----------------------------------------------------------------------------------------------------
                                                                                        $    344,375
----------------------------------------------------------------------------------------------------
Mortgage Backed - 10.9%
----------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                $     65,369     $     64,192
Fannie Mae, 4.79%, 2012                                                      16,000           15,833
Fannie Mae, 5.12%, 2012                                                      59,569           59,682
Fannie Mae, 3.81%, 2013                                                      21,094           19,674
Fannie Mae, 4.518%, 2014                                                     62,535           60,639
Fannie Mae, 4.6%, 2014 - 2015                                               101,919           99,046
Fannie Mae, 4.667%, 2014                                                    113,416          111,012
Fannie Mae, 4.77%, 2014                                                      47,763           46,862
Fannie Mae, 4.53%, 2015                                                      64,709           62,478
Fannie Mae, 4.56%, 2015                                                      57,230           55,416
Fannie Mae, 4.665%, 2015                                                     39,135           38,164
Fannie Mae, 4.69%, 2015                                                      31,639           30,908
Fannie Mae, 4.7%, 2015                                                       44,561           43,557
Fannie Mae, 4.74%, 2015                                                      50,000           48,891
Fannie Mae, 4.785%, 2015                                                     47,693           46,918
Fannie Mae, 4.815%, 2015                                                     53,000           52,070
Fannie Mae, 4.82%, 2015                                                      56,814           55,926
Fannie Mae, 4.85%, 2015                                                      42,373           41,837
Fannie Mae, 4.87%, 2015                                                      35,335           34,935
Fannie Mae, 4.89%, 2015                                                      99,571           98,468
Fannie Mae, 4.925%, 2015                                                    133,497          132,680
Fannie Mae, 4.94%, 2015                                                      70,000           69,564
Fannie Mae, 4.996%, 2017                                                    119,372          119,231
Fannie Mae, 5.5%, 2017 - 2035                                             2,450,578        2,439,167
Fannie Mae, 4.88%, 2020                                                      50,261           49,878
Fannie Mae, 5%, 2020                                                        271,021          268,137
Fannie Mae, 6.5%, 2032                                                       47,641           48,962
Freddie Mac, 5.5%, 2019 - 2035                                              741,063          736,538
Freddie Mac, 6%, 2034 - 2035                                                450,306          454,911
----------------------------------------------------------------------------------------------------
                                                                                        $  5,405,576
----------------------------------------------------------------------------------------------------
Municipals - 2.2%
----------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, "A", AMBAC, 5%, 2033   $    650,000     $    679,835
New York, NY, City Municipal Water Finance Authority, Water & Sewer
Systems Rev., "D", 5%, 2037                                                 415,000          430,812
----------------------------------------------------------------------------------------------------
                                                                                        $  1,110,647
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.4%
----------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                       $    204,000     $    233,292
Enterprise Products Operating LP, 6.65%, 2034                               140,000          144,558
Kinder Morgan Energy Partners LP, 7.4%, 2031                                175,000          201,574
Kinder Morgan, Inc., 6.8%, 2008                                              55,000           56,870
Magellan Midstream Partners LP, 5.65%, 2016                                  66,000           66,524
----------------------------------------------------------------------------------------------------
                                                                                        $    702,818
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.9%
----------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                           $    100,000     $    106,516
Citizens Communications Co., 9%, 2031                                       125,000          126,562
Deutsche Telekom International Finance B.V., 8.75%, 2030                     84,000          106,837
SBC Communications, Inc., 5.1%, 2014                                        164,000          160,209
Telecom Italia Capital, 6%, 2034                                            135,000          130,053
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                         70,000           70,391
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                          63,000           65,463
Verizon New York, Inc., 7.375%, 2032                                        168,000          176,620
----------------------------------------------------------------------------------------------------
                                                                                        $    942,651
----------------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                               $    190,000     $    202,546
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%
----------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                     $    130,000     $    131,790
----------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.2%
----------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                     $     93,000     $     93,930
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
----------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                       $    100,000     $    111,000
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                  $    155,000     $    164,724
TFM S.A. de C.V., 9.375%, 2012(a)                                           130,000          142,350
----------------------------------------------------------------------------------------------------
                                                                                        $    307,074
----------------------------------------------------------------------------------------------------
Real Estate - 1.8%
----------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                      $    100,000     $     96,307
EOP Operating LP, 8.375%, 2006                                              102,000          102,698
EOP Operating LP, 6.8%, 2009                                                168,000          175,660
HRPT Properties Trust, 6.25%, 2016                                          125,000          127,380
Simon Property Group LP, 6.375%, 2007                                       135,000          137,949
Simon Property Group LP, 6.35%, 2012                                         88,000           93,220
Simon Property Group LP, 5.75%, 2015(a)                                      18,000           18,266
Vornado Realty Trust, 5.625%, 2007                                          135,000          135,944
----------------------------------------------------------------------------------------------------
                                                                                        $    887,424
----------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                        $    135,000     $    154,564
----------------------------------------------------------------------------------------------------
Retailers - 0.3%
----------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                     $    120,000     $    131,700
----------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
----------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                             $     34,000     $     33,112
----------------------------------------------------------------------------------------------------
Supranational - 0.1%
----------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                            $     61,000     $     66,359
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., 6.375%, 2035                               $    117,000     $    115,397
Nextel Communications, Inc., 5.95%, 2014                                    185,000          185,969
----------------------------------------------------------------------------------------------------
                                                                                        $    301,366
----------------------------------------------------------------------------------------------------
Tobacco - 0.7%
----------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                           $    115,000     $    125,838
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                           197,000          200,940
----------------------------------------------------------------------------------------------------
                                                                                        $    326,778
----------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
----------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                               $    110,000     $    136,514
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.3%
----------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                   $    508,000     $    522,222
Fannie Mae, 6.125%, 2012                                                    253,000          270,743
Federal Home Loan Bank, 3.25%, 2006                                         180,000          178,670
Freddie Mac, 4.875%, 2013                                                   200,000          200,946
Small Business Administration, 4.34%, 2024                                  210,722          202,452
Small Business Administration, 4.93%, 2024                                  165,283          164,594
Small Business Administration, 4.99%, 2024                                  162,628          162,230
Small Business Administration, 4.625%, 2025                                 341,870          333,219
Small Business Administration, 4.86%, 2025                                  343,333          339,673
Small Business Administration, 5.11%, 2025                                  264,244          264,979
----------------------------------------------------------------------------------------------------
                                                                                        $  2,639,728
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 35.9%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.375%, 2006                                      $  3,262,000     $  3,281,624
U.S. Treasury Bonds, 9.875%, 2015                                            54,000           77,148
U.S. Treasury Bonds, 6.25%, 2023                                            288,000          343,913
U.S. Treasury Bonds, 5.375%, 2031                                         1,389,000        1,560,237
U.S. Treasury Notes, 7%, 2006                                               488,000          494,462
U.S. Treasury Notes, 4.375%, 2007                                           682,000          681,441
U.S. Treasury Notes, 6.125%, 2007                                         1,424,000        1,461,713
U.S. Treasury Notes, 5.625%, 2008                                         4,536,000        4,659,679
U.S. Treasury Notes, 4%, 2010                                               801,000          789,361
U.S. Treasury Notes, 6.5%, 2010                                           2,366,000        2,552,230
U.S. Treasury Notes, 5%, 2011                                               145,000          149,661
U.S. Treasury Notes, 4.25%, 2014                                            320,000          316,275
U.S. Treasury Notes, 4%, 2015                                               559,000          541,968
U.S. Treasury Notes, 4.125%, 2015                                           266,000          260,171
U.S. Treasury Notes, TIPS, 3%, 2012                                         372,204          393,548
U.S. Treasury Notes, TIPS, 2%, 2014                                         254,447          253,023
----------------------------------------------------------------------------------------------------
                                                                                        $ 17,816,454
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.6%
----------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                  $    206,000     $    236,296
Dominion Resources, Inc., 5.95%, 2035                                       205,000          200,098
DTE Energy Co., 7.05%, 2011                                                 115,000          123,914
Duke Capital Corp., 8%, 2019                                                 90,000          107,419
Enersis S.A., 7.375%, 2014                                                  135,000          145,210
Exelon Generation Co. LLC, 6.95%, 2011                                      181,000          195,161
FirstEnergy Corp., 6.45%, 2011                                              160,000          169,600
Northeast Utilities, 8.58%, 2006                                             19,800           20,061
NorthWestern Corp., 5.875%, 2014                                              5,000            5,009
W3A Funding Corp., 8.09%, 2017                                               94,120          100,022
----------------------------------------------------------------------------------------------------
                                                                                        $  1,302,790
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $48,373,888)                                              $ 48,114,059
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.9%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06, at Amortized
Cost(y)                                                                $    920,000     $    919,785
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $49,293,673)                                        $ 49,033,844
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                        564,285
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $ 49,598,129
----------------------------------------------------------------------------------------------------
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN  Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS  Treasury Inflation Protected Security

Insurer
AMBAC  AMBAC Indemnity Corp.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $49,293,673)                                      $49,033,844
Cash                                                                                            7,163
Receivable for investments sold                                                                21,959
Interest receivable                                                                           672,559
Receivable from investment adviser                                                             25,984
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $49,761,509
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $26,124
Payable for series shares reacquired                                                           54,352
Payable to affiliates
  Management fee                                                                                1,361
  Shareholder servicing costs                                                                     125
  Distribution fee                                                                                176
  Administrative services fee                                                                      70
Accrued expenses and other liabilities                                                         81,172
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $163,380
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $49,598,129
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $47,953,484
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                  (259,829)
Accumulated distributions in excess of net realized gain on investments and
foreign currency transactions                                                                (245,218)
Undistributed net investment income                                                         2,149,692
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $49,598,129
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           4,277,460
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                              $36,738,128
  Shares outstanding                                                                        3,163,533
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $11.61
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $12,860,001
  Shares outstanding                                                                        1,113,927
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $11.54
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                  $2,037,045
  Foreign taxes withheld                                                                          (122)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,036,923
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $239,036
  Distribution fee                                                                              24,039
  Shareholder servicing costs                                                                   14,261
  Administrative services fee                                                                    9,564
  Independent trustees' compensation                                                             1,237
  Custodian fee                                                                                 35,166
  Printing                                                                                      28,336
  Auditing fees                                                                                 54,917
  Legal fees                                                                                    37,427
  Shareholder solicitation expenses                                                              6,354
  Miscellaneous                                                                                 15,529
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $465,866
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,442)
  Reduction of expenses by investment adviser                                                 (154,270)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $309,154
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,727,769
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                     $465,411
  Futures contracts                                                                              6,164
  Foreign currency transactions                                                                    612
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                            $472,187
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $(1,617,543)
  Futures contracts                                                                              5,716
  Translation of assets and liabilities in foreign currencies                                     (906)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(1,612,733)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(1,140,546)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $587,223
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,727,769              $1,642,957
Net realized gain (loss) on investments and foreign currency transactions                     472,187                 676,873
Net unrealized gain (loss) on investments and foreign currency translation                 (1,612,733)               (354,958)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $587,223              $1,964,872
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,414,791)            $(1,810,680)
  Service Class                                                                              (421,473)               (201,561)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                              (238,802)                     --
  Service Class                                                                               (72,865)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(2,147,931)            $(2,012,241)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $15,719,700              $1,086,600
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $14,158,992              $1,039,231
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     35,439,137              34,399,906
At end of period (including undistributed net investment income of $2,149,692 and
$1,835,267, respectively)                                                                 $49,598,129             $35,439,137
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $12.16          $12.19          $11.82          $11.52         $11.32
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.51           $0.59           $0.62           $0.67          $0.72
Net realized and unrealized gain (loss) on
investments and foreign currency                          (0.34)           0.11            0.45            0.30           0.22
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.17           $0.70           $1.07           $0.97          $0.94
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.62)         $(0.73)         $(0.70)         $(0.67)        $(0.74)
From net realized gain on investments and foreign
currency transactions                                     (0.10)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.72)         $(0.73)         $(0.70)         $(0.67)        $(0.74)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.61          $12.16          $12.19          $11.82         $11.52
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 1.51            6.06            9.34            8.92           8.71
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.12            0.99            0.94            0.92           0.99
Expenses after expense reductions (f)                      0.73            0.75            0.75            0.75           0.75
Net investment income                                      4.40            4.88            5.04            5.92           6.34
Portfolio turnover                                           88              55             116             132            281
Net assets at end of period (000 Omitted)               $36,738         $28,881         $31,981         $33,755        $31,087
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                         ---------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $12.11          $12.16          $11.81          $11.50         $11.29
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.48           $0.55           $0.54           $0.53          $0.73
Net realized and unrealized gain (loss) on
investments and foreign currency                          (0.35)           0.12            0.51            0.43(g)        0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.13           $0.67           $1.05           $0.96          $0.94
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.60)         $(0.72)         $(0.70)         $(0.65)        $(0.73)
From net realized gain on investments and foreign
currency transactions                                     (0.10)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.70)         $(0.72)         $(0.70)         $(0.65)        $(0.73)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.54          $12.11          $12.16          $11.81         $11.50
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                 1.22            5.80            9.14            8.81           8.68
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.37            1.24            1.19            1.17           1.19
Expenses after expense reductions (f)                      0.98            1.00            1.01            1.00           0.95
Net investment income                                      4.16            4.66            4.53            5.17           6.23
Portfolio turnover                                           88              55             116             132            281
Net assets at end of period (000 Omitted)               $12,860          $6,558          $2,419            $419             $0(l)
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l) Net assets were less than $500.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day, futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, amortization and accretion of debt securities and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                            12/31/05      12/31/04
           Ordinary income (including
           any short-term capital gains)  $1,836,264    $2,012,241
           Long-term capital gain            311,667            --
           -------------------------------------------------------
           Total distributions             2,147,931     2,012,241

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                         $49,719,720
           -------------------------------------------------------
           Gross appreciation                              272,819
           Gross (depreciation)                           (958,695)
           -------------------------------------------------------
           Net unrealized appreciation (depreciation)    $(685,876)
           Undistributed ordinary income                 2,149,692
           Undistributed long-term capital gain            245,376
           Post-October capital loss deferral              (64,547)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series' average daily net assets. Effective May 1, 2005, the investment adviser has contractually agreed to waive a portion of its fee in the amount of $27,877, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the series' Board of Trustees. The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.53% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. For the year ended December 31, 2005, this reduction amounted to $126,189 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to the financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $13,979, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $191.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.024% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $204, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                        PURCHASES          SALES

U.S. government securities                            $33,295,936    $12,657,281
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)          $16,729,378    $20,997,387
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                            Year ended 12/31/05            Year ended 12/31/04
                                                                          SHARES          AMOUNT          SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                               1,286,786      $14,916,824       436,249      $5,236,287
Shares issued to shareholders in reinvestment of distributions              144,418        1,653,593       157,450       1,810,680
Shares reacquired                                                          (642,529)      (7,516,518)     (842,512)    (10,045,586)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                  788,675       $9,053,899      (248,813)    $(2,998,619)

SERVICE CLASS SHARES
Shares sold                                                                 600,872       $7,014,750       357,507      $4,267,940
Shares issued to shareholders in reinvestment of distributions               43,363          494,338        17,573         201,561
Shares reacquired                                                           (71,858)        (843,287)      (32,467)       (384,282)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                  572,377       $6,665,801       342,613      $4,085,219

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $277, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Research Bond Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Bond Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                 225 Franklin Street, Boston, MA 02110
02116-3741
                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                     New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                      INDEPENDENT REGISTERED PUBLIC
                                                                ACCOUNTING FIRM
PORTFOLIO MANAGERS                                              Deloitte & Touche LLP
John Addeo                                                      200 Berkeley Street, Boston, MA 02116
Scott Richards

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

In considering the Fund's investment performance, the Trustees took into account that, effective May 1, 2005, the Fund changed its name (formerly, the Fund was named MFS VIT Bond Series) and made related changes to its investment objective and strategies. Notwithstanding these changes, the Trustees considered the Fund's prior investment performance to be relevant. Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the total return investment performance for the Fund as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 24th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 13th percentile for the one-year period and the 22nd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Bond Series' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The series designates $311,667 as capital gain dividends paid during the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VFB-ANN 02/06 2M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) HIGH INCOME SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) HIGH INCOME SERIES

Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, some of which may involve equity features.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     23
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            27
----------------------------------------------------
TRUSTEES AND OFFICERS                             28
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     31
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             34
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    34
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Bonds                                          92.1%
              Cash & Other Net Assets                         6.5%
              Stocks                                          1.0%
              Convertible Preferred Stocks                    0.3%
              Preferred Stocks                                0.1%

              TOP FIVE INDUSTRIES (b)

              Utilities - Electric Power                       7.3%
              -----------------------------------------------------
              Gaming & Lodging                                 6.9%
              -----------------------------------------------------
              Medical & Health Technology & Services           6.3%
              -----------------------------------------------------
              Automotive                                       5.6%
              -----------------------------------------------------
              Chemicals                                        5.2%
              -----------------------------------------------------

              CREDIT QUALITY (r)

              A                                                0.5%
              -----------------------------------------------------
              BBB                                              6.2%
              -----------------------------------------------------
              BB                                              36.6%
              -----------------------------------------------------
              B                                               41.0%
              -----------------------------------------------------
              CCC                                             13.7%
              -----------------------------------------------------
              CC                                               0.6%
              -----------------------------------------------------
              C                                                0.1%
              -----------------------------------------------------
              D                                                0.1%
              -----------------------------------------------------
              Not Rated                                        1.3%
              -----------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                              4.4
              -----------------------------------------------------
              Average Life (m)                             7.7 yrs.
              -----------------------------------------------------
              Average Maturity (m)                         8.3 yrs.
              -----------------------------------------------------
              Average Credit Quality of Rated Securities(a)      B+
              -----------------------------------------------------
              Average Short Term Quality                        A-1
              -----------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 12/31/05.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS High Income Series provided a total return of 2.16%, while Service Class shares provided a return of 2.05%. These returns compare with a return of 2.74% for the series' benchmark, the Lehman Brothers U.S. High-Yield
Corporate Bond Index.

DETRACTORS FROM PERFORMANCE

Several of our holdings in the more speculative "CCC"-rated (bonds rated "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade) sectors of the high yield market held back the portfolio's relative performance during the period.

Holdings that detracted from relative performance included packaging manufacturer Pliant, cable TV operator Charter Communications, Integrated Electrical Services*, a leading consolidator in the electrical contracting and maintenance industry, independent power producer Calpine*, and auto parts manufacturer Delphi. Our position in brokerage company Refco* also hurt relative returns as the value of the company's debt declined with the discovery of its involvement in fraudulent business practices.

CONTRIBUTORS TO PERFORMANCE

Our overweighted positions in the debt of commodity chemical companies contributed to the portfolio's relative returns as that industry outperformed the overall index. Attractive supply-demand dynamics, which boosted earnings and cash flows, enabled these companies to decrease leverage. Our position in chemical company Rhodia was among the portfolio's top contributing securities.

Several individual holdings that performed well during the period, including television broadcaster Paxson Communications and oil and gas company Kerr-McGee, also helped relative results.

Respectfully,

John Addeo                              Scott Richards
Portfolio Manager                       Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

                MFS High              Lehman Brothers              Lipper High
            Income Series --          U.S. High Yield             Current Yield
              Initial Class        Corporate Bond Index            Bond Index
12/95           $10,000                   $10,000                   $10,000
12/96            11,180                    11,135                    11,297
12/97            12,703                    12,556                    12,786
12/98            12,680                    12,791                    12,776
12/99            13,497                    13,097                    13,387
12/00            12,597                    12,329                    12,086
12/01            12,858                    12,981                    11,961
12/02            13,188                    12,798                    11,673
12/03            15,556                    16,505                    14,750
12/04            16,979                    18,342                    16,274
12/05            17,345                    18,844                    16,605

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr       5-yr       10-yr
-------------------------------------------------------------------------
     Initial              7/26/95             2.16%      6.61%      5.66%
-------------------------------------------------------------------------
     Service              5/01/00             2.05%      6.33%      5.55%
-------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield
Corporate Bond Index (s)                      2.74%      8.85%      6.54%
-------------------------------------------------------------------------
Lipper High Current Yield Bond Index(l)(e)    2.03%      6.56%      5.20%
-------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.
(l) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(e) Effective April 8, 2005 we no longer use the Lipper High Current Yield Bond Index as a benchmark because we believe the Lehman Brothers U.S. High-Yield Corporate Bond Index better reflects the series' investment policies and objectives.

INDEX DEFINITIONS

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

Lipper High Current Yield Bond Index - measures the 30 largest retail mutual funds in the Lipper High Yield Category.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.88%     $1,000.00       $1,016.50         $4.47
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.88%     $1,000.00       $1,020.77         $4.48
--------------------------------------------------------------------------------
         Actual             1.11%     $1,000.00       $1,015.50         $5.64
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.11%     $1,000.00       $1,019.61         $5.65
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 90.5%

----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.1%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $  1,430,000     $  1,437,150
Block Communications, Inc., 8.25%, 2015(a)                                  530,000          524,700
DIRECTV Holdings LLC, 8.375%, 2013                                          867,000          932,025
DIRECTV Holdings LLC, 6.375%, 2015                                          770,000          752,675
EchoStar DBS Corp., 6.375%, 2011                                          2,425,000        2,334,062
Granite Broadcasting Corp., 9.75%, 2010                                     905,000          832,600
Innova S. de R.L., 9.375%, 2013                                             470,000          521,700
Intelsat Ltd., 8.625%, 2015(a)                                            1,005,000        1,015,050
Intelsat Ltd., 0% to 2010, 9.25% to 2015(a)                               1,540,000        1,012,550
Lamar Media Corp., 7.25%, 2013                                              760,000          788,500
Lamar Media Corp., 6.625%, 2015                                             260,000          260,975
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                       2,570,000        1,799,000
Paxson Communications Corp., FRN, 10.7769%, 2013(a)                       1,955,000        1,879,244
Sirius Satellite Radio, Inc., 9.625%, 2013(a)                               820,000          807,700
----------------------------------------------------------------------------------------------------
                                                                                        $ 14,897,931
----------------------------------------------------------------------------------------------------
Aerospace - 0.6%
----------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                           $  1,020,000     $  1,045,500
Transdigm Holding Co., 8.375%, 2011                                         995,000        1,047,238
----------------------------------------------------------------------------------------------------
                                                                                        $  2,092,738
----------------------------------------------------------------------------------------------------
Airlines - 0.5%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                 $    354,101     $    307,225
Continental Airlines, Inc., 6.748%, 2017                                    278,051          243,650
Continental Airlines, Inc., 6.795%, 2020                                    478,824          416,089
Continental Airlines, Inc., 7.566%, 2020                                    783,913          698,905
----------------------------------------------------------------------------------------------------
                                                                                        $  1,665,869
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
----------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                       $    895,000     $    997,925
Levi Strauss & Co., 9.75%, 2015                                             485,000          504,400
Quiksilver, Inc., 6.875%, 2015                                              245,000          235,813
----------------------------------------------------------------------------------------------------
                                                                                        $  1,738,138
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.6%
----------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, "D", 10.875%, 2019(r)(d)                  $     74,078     $          0
Anthracite CDO Ltd., 6%, 2037(a)                                            290,000          255,743
Arbor Realty Mortgage Securities, FRN, 6.45%, 2038(a)                       750,000          750,000
ARCap, Inc., "H", 6.1%, 2045(a)                                             906,493          837,947
Asset Securitization Corp., FRN, 8.0075%, 2029                            1,366,658        1,449,764
Asset Securitization Corp., FRN, 8.4975%, 2029(a)                         2,000,000        1,820,937
Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013(a)                   550,000          549,353
Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030(a)        630,000          658,546
Crest Ltd., 7%, 2040(a)                                                     846,250          807,576
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                       750,000          796,282
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010            750,000          751,726
GMAC Commercial Mortgage Securities, Inc., FRN, 7.661%, 2034(a)             704,000          766,004
----------------------------------------------------------------------------------------------------
                                                                                        $  9,443,878
----------------------------------------------------------------------------------------------------
Automotive - 4.9%
----------------------------------------------------------------------------------------------------
Delphi Corp., 6.5%, 2013(d)                                            $    410,000     $    206,025
Ford Motor Credit Co., 4.95%, 2008                                          975,000          873,594
Ford Motor Credit Co., 6.625%, 2008                                       1,516,000        1,375,097
Ford Motor Credit Co., 5.625%, 2008                                       1,015,000          890,614
Ford Motor Credit Co., 5.8%, 2009                                           845,000          737,126
Ford Motor Credit Co., 8.625%, 2010                                       1,035,000          943,910
Ford Motor Credit Co., 7%, 2013                                           1,155,000          986,898
General Motors Acceptance Corp., 6.125%, 2008                             1,200,000        1,098,875
General Motors Acceptance Corp., 5.85%, 2009                              1,055,000          943,831
General Motors Acceptance Corp., 6.75%, 2014                              4,682,000        4,212,026
General Motors Corp., 8.375%, 2033                                          897,000          592,020
Lear Corp., 8.11%, 2009                                                   1,015,000          944,667
Lear Corp., 5.75%, 2014                                                     820,000          665,761
Metaldyne Corp., 10%, 2013                                                  435,000          393,675
Navistar International Corp., 7.5%, 2011                                  1,745,000        1,662,113
TRW Automotive, Inc., 9.375%, 2013                                          793,000          858,423
TRW Automotive, Inc., 11%, 2013                                             419,000          470,328
----------------------------------------------------------------------------------------------------
                                                                                        $ 17,854,983
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.4%
----------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                    $    810,000     $    757,350
CCH I Holdings LLC, 9.92%, 2014(a)                                          503,000          286,710
CCH I LLC, 11%, 2015(a)                                                   3,468,000        2,913,120
CCO Holdings LLC, 8.75%, 2013                                               500,000          476,250
Charter Communications, Inc., 8.625%, 2009                                1,582,000        1,170,680
Charter Communications, Inc., 8.375%, 2014(a)                               510,000          507,450
CSC Holdings, Inc., 8.125%, 2009                                            940,000          949,400
CSC Holdings, Inc., 8.125%, 2009                                            965,000          974,650
CSC Holdings, Inc., 7%, 2012(a)                                             935,000          883,575
FrontierVision Holdings LP, 11.875%, 2007(d)                                310,000          325,888
FrontierVision Holdings LP, "B", 11.875%, 2007(d)                           455,000          478,319
FrontierVision Operating Partners LP, 11%, 2006(d)                        1,000,000        1,330,000
Mediacom Broadband LLC, 9.5%, 2013                                        1,030,000        1,005,538
Rogers Cable, Inc., 8.75%, 2032                                             175,000          201,250
Videotron Telecom, 6.375%, 2015(a)                                          205,000          203,719
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,463,899
----------------------------------------------------------------------------------------------------
Building - 1.1%
----------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012(a)                         $  1,115,000     $  1,036,950
Interface, Inc., 10.375%, 2010                                              878,000          950,435
Nortek Holdings, Inc., 8.5%, 2014                                           744,000          717,960
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                         1,288,000          805,000
Texas Industries, Inc., 7.25%, 2013(a)                                      555,000          575,813
----------------------------------------------------------------------------------------------------
                                                                                        $  4,086,158
----------------------------------------------------------------------------------------------------
Business Services - 2.0%
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                      $    980,000     $  1,021,650
Iron Mountain, Inc., 7.75%, 2015                                            445,000          448,338
Lucent Technologies, Inc., 5.5%, 2008                                       815,000          810,925
Lucent Technologies, Inc., 6.45%, 2029                                      350,000          300,125
Northern Telecom Corp., 6.875%, 2023                                        700,000          626,500
Northern Telecom Corp., 7.875%, 2026                                        430,000          416,025
SunGard Data Systems, Inc., 10.25%, 2015(a)                               1,005,000        1,005,000
Xerox Corp., 7.625%, 2013                                                 2,540,000        2,679,700
----------------------------------------------------------------------------------------------------
                                                                                        $  7,308,263
----------------------------------------------------------------------------------------------------
Chemicals - 5.1%
----------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                          $    945,000     $  1,060,762
BCP Crystal Holdings Corp., 9.625%, 2014                                    742,000          825,475
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                     869,000          638,715
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                 1,222,000          889,005
Equistar Chemicals LP, 10.625%, 2011                                        630,000          693,000
Hercules, Inc., 6.75%, 2029                                               1,100,000        1,058,750
Huntsman International LLC, 10.125%, 2009                                 1,202,000        1,241,065
Huntsman International LLC, 7.375%, 2015(a)                               1,745,000        1,683,925
IMC Global, Inc., 10.875%, 2013                                             640,000          735,200
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                             1,539,000        1,008,045
Kronos International, Inc., 8.875%, 2009                             EUR     45,000           55,692
Lyondell Chemical Co., 9.5%, 2008                                      $    424,000          444,140
Lyondell Chemical Co., 11.125%, 2012                                      1,730,000        1,935,438
Nalco Co., 7.75%, 2011                                                      350,000          359,625
Nalco Co., 8.875%, 2013                                                     705,000          738,488
Nell AF S.a.r.L., 8.375%, 2015(a)                                         1,420,000        1,405,800
NOVA Chemicals Corp., 6.5%, 2012                                            765,000          741,094
Resolution Performance Products LLC, 13.5%, 2010                            770,000          814,275
Rhodia S.A., 8.875%, 2011                                                 1,165,000        1,194,125
Rockwood Specialties Group, Inc., 10.625%, 2011                             565,000          619,381
Rockwood Specialties, Inc., 7.5%, 2014                                      645,000          642,581
----------------------------------------------------------------------------------------------------
                                                                                        $ 18,784,581
----------------------------------------------------------------------------------------------------
Construction - 1.4%
----------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                   $  1,180,000     $  1,131,325
D.R. Horton, Inc., 8%, 2009                                               1,135,000        1,209,619
Technical Olympic USA, Inc., 9%, 2010                                       400,000          404,500
Technical Olympic USA, Inc., 7.5%, 2015                                     835,000          701,400
WCI Communities, Inc., 7.875%, 2013                                       1,175,000        1,107,438
WCI Communities, Inc., 6.625%, 2015                                         635,000          552,450
----------------------------------------------------------------------------------------------------
                                                                                        $  5,106,732
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
----------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                        $    255,000     $    240,337
Bombardier Recreational Products, Inc., 8.375%, 2013                        885,000          886,106
Church & Dwight Co., Inc., 6%, 2012                                       1,095,000        1,078,575
GEO Group, Inc., 8.25%, 2013                                                410,000          400,775
Playtex Products, Inc., 9.375%, 2011                                        995,000        1,042,263
Revlon Consumer Products Corp., 9.5%, 2011                                1,140,000        1,040,250
Safilo Capital International S.A., 9.625%, 2013(a)                   EUR  1,440,000        1,907,781
Samsonite Corp., 8.875%, 2011                                          $  1,125,000        1,164,375
Service Corp. International, 7%, 2017(a)                                  1,135,000        1,126,488
----------------------------------------------------------------------------------------------------
                                                                                        $  8,886,950
----------------------------------------------------------------------------------------------------
Containers - 1.8%
----------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015(a)                                         $  1,780,000     $  1,842,300
Greif, Inc., 8.875%, 2012                                                 1,155,000        1,230,075
Owens-Brockway Glass Container, Inc., 8.875%, 2009                          465,000          485,344
Owens-Brockway Glass Container, Inc., 8.25%, 2013                         1,520,000        1,569,400
Owens-Illinois, Inc., 7.8%, 2018                                            406,000          403,970
Plastipak Holdings, Inc., 8.5%, 2015(a)                                     385,000          388,850
Pliant Corp., 11.625%, 2009(p)                                              130,564          138,398
Pliant Corp., 11.125%, 2009                                                 400,000          356,000
----------------------------------------------------------------------------------------------------
                                                                                        $  6,414,337
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
----------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                        $  1,025,000     $  1,014,750
L-3 Communications Holdings, Inc., 5.875%, 2015                             870,000          843,900
----------------------------------------------------------------------------------------------------
                                                                                        $  1,858,650
----------------------------------------------------------------------------------------------------
Electronics - 0.5%
----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                             $  1,710,000     $  1,737,788
Magnachip Semiconductor S.A., 8%, 2014                                      155,000          148,025
----------------------------------------------------------------------------------------------------
                                                                                        $  1,885,813
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.5%
----------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013(a)                                           $    530,000     $    638,650
Gazprom OAO, 8.625%, 2034(a)                                              1,000,000        1,265,000
----------------------------------------------------------------------------------------------------
                                                                                        $  1,903,650
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
----------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                               $    609,000     $    682,384
Republic of Panama, 9.375%, 2029                                            220,000          276,650
Russian Ministry of Finance, 12.75%, 2028                                   408,000          748,354
----------------------------------------------------------------------------------------------------
                                                                                        $  1,707,388
----------------------------------------------------------------------------------------------------
Energy - Independent - 2.9%
----------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                      $    785,000     $    800,700
Chesapeake Energy Corp., 7%, 2014                                         1,350,000        1,397,250
Chesapeake Energy Corp., 6.375%, 2015                                     1,340,000        1,340,000
Chesapeake Energy Corp., 6.875%, 2016                                     2,210,000        2,265,250
Clayton Williams Energy, Inc., 7.75%, 2013                                1,160,000        1,113,600
Kerr-McGee Corp., 6.95%, 2024                                             1,125,000        1,193,267
Newfield Exploration Co., 6.625%, 2014                                    1,400,000        1,424,500
Plains Exploration & Production Co., 7.125%, 2014                         1,175,000        1,216,125
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,750,692
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                         $    905,000     $  1,047,342
----------------------------------------------------------------------------------------------------
Entertainment - 1.2%
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $    759,000     $    746,666
AMC Entertainment, Inc., 8.625%, 2012                                     1,150,000        1,201,750
Loews Cineplex Entertainment Corp., 9%, 2014                              1,140,000        1,151,400
Six Flags, Inc., 9.75%, 2013                                              1,170,000        1,148,063
----------------------------------------------------------------------------------------------------
                                                                                        $  4,247,879
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.3%
----------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                      $    700,000     $    714,000
Dean Foods Co., 6.625%, 2009                                              1,040,000        1,059,500
Michael Foods, Inc., 8%, 2013                                             1,360,000        1,394,000
Smithfield Foods, Inc., 7%, 2011                                            970,000          989,400
United Biscuits Finance PLC, 10.625%, 2011                           EUR    475,000          601,209
----------------------------------------------------------------------------------------------------
                                                                                        $  4,758,109
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.0%
----------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                $  1,403,000     $  1,420,537
Buckeye Technologies, Inc., 8.5%, 2013                                    1,475,000        1,475,000
Graphic Packaging International Corp., 9.5%, 2013                         1,570,000        1,499,350
Jefferson Smurfit Corp., 8.25%, 2012                                        780,000          748,800
JSG Funding LLC, 11.5%, 2015(a)(p)(d)                                EUR  1,736,228        1,899,750
MDP Acquisitions PLC, 9.625%, 2012                                     $  1,070,000        1,070,000
Norske Skog Canada Ltd., 8.625%, 2011                                     1,730,000        1,652,150
Norske Skog Canada Ltd., 7.375%, 2014                                       615,000          538,125
Stone Container Corp., 7.375%, 2014                                         850,000          773,500
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,077,212
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.8%
----------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                              $  1,640,000     $  1,717,900
Boyd Gaming Corp., 6.75%, 2014                                            1,355,000        1,344,837
Caesars Entertainment, Inc., 8.875%, 2008                                   545,000          589,281
Caesars Entertainment, Inc., 8.125%, 2011                                 1,575,000        1,738,406
Greektown Holdings, 10.75%, 2013(a)                                         670,000          664,975
GTECH Holdings Corp., 5.25%, 2014                                         1,240,000        1,075,577
Host Marriott LP, 7.125%, 2013                                            1,240,000        1,289,600
Host Marriott LP, 6.375%, 2015                                              810,000          807,975
Majestic Star Casino, LLC, 9.5%, 2010                                       380,000          399,950
Majestic Star Casino, LLC, 9.75%, 2011(a)                                   345,000          348,450
Mandalay Resort Group, 9.375%, 2010                                         955,000        1,045,725
MGM Mirage, Inc., 8.5%, 2010                                                580,000          628,575
MGM Mirage, Inc., 8.375%, 2011                                            1,955,000        2,091,850
MGM Mirage, Inc., 5.875%, 2014                                            1,625,000        1,551,875
Penn National Gaming, Inc., 6.75%, 2015                                     325,000          319,313
Pinnacle Entertainment, Inc., 8.25%, 2012                                   700,000          723,625
Pinnacle Entertainment, Inc., 8.75%, 2013                                   955,000        1,017,075
Royal Caribbean Cruises Ltd., 6.875%, 2013                                2,205,000        2,335,404
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                   2,425,000        2,673,563
Station Casinos, Inc., 6.5%, 2014                                         1,050,000        1,060,500
Station Casinos, Inc., 6.875%, 2016                                          65,000           66,463
Wynn Las Vegas LLC, 6.625%, 2014                                          1,380,000        1,342,050
----------------------------------------------------------------------------------------------------
                                                                                        $ 24,832,969
----------------------------------------------------------------------------------------------------
Industrial - 2.6%
----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011(a)                               $  1,190,000     $  1,273,300
Da-Lite Screen Co., Inc., 9.5%, 2011                                        770,000          808,500
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                         1,395,000        1,401,975
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                2,385,000        1,896,075
Knowledge Learning Corp., 7.75%, 2015(a)                                    725,000          688,750
Milacron Escrow Corp., 11.5%, 2011                                        1,590,000        1,359,450
Valmont Industries, Inc., 6.875%, 2014                                    1,115,000        1,123,363
Wesco Distribution, Inc., 7.5%, 2017(a)                                     915,000          920,719
----------------------------------------------------------------------------------------------------
                                                                                        $  9,472,132
----------------------------------------------------------------------------------------------------
Insurance - 0.6%
----------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                      $    994,000     $  1,072,036
UnumProvident Finance Co., 6.85%, 2015(a)                                 1,016,000        1,058,294
----------------------------------------------------------------------------------------------------
                                                                                        $  2,130,330
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.4%
----------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                $    750,000     $    750,160
Marsh & Mclennan Cos., Inc., 5.75%, 2015                                    600,000          604,821
----------------------------------------------------------------------------------------------------
                                                                                        $  1,354,981
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
----------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                $    830,000     $    773,975
Case New Holland, Inc., 9.25%, 2011                                       1,330,000        1,423,100
JLG Industries, Inc., 8.25%, 2008                                           645,000          675,638
Terex Corp., 10.375%, 2011                                                  530,000          561,800
Terex Corp., 9.25%, 2011                                                    545,000          581,788
Terex Corp., 7.375%, 2014                                                   980,000          970,200
United Rentals, Inc., 6.5%, 2012                                            735,000          715,706
United Rentals, Inc., 7.75%, 2013                                           305,000          297,375
----------------------------------------------------------------------------------------------------
                                                                                        $  5,999,582
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 6.1%
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015(a)                               $  1,120,000     $  1,129,800
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                          2,300,000        1,408,750
DaVita, Inc., 6.625%, 2013                                                  750,000          763,125
DaVita, Inc., 7.25%, 2015                                                 1,145,000        1,159,312
Extendicare Health Services, Inc., 6.875%, 2014                           1,135,000        1,109,463
Fisher Scientific International, Inc., 6.75%, 2014                          235,000          244,988
Fisher Scientific International, Inc., 6.125%, 2015(a)                    1,405,000        1,405,000
HCA, Inc., 7.875%, 2011                                                   2,740,000        2,945,930
HCA, Inc., 6.375%, 2015                                                   3,390,000        3,426,727
Healthsouth Corp., 7.625%, 2012                                           1,110,000        1,126,650
Lifecare Holdings, Inc., 9.25%, 2013(a)                                     985,000          778,150
Omnicare, Inc., 6.875%, 2015                                                370,000          375,550
Psychiatric Solutions, Inc., 7.75%, 2015                                    465,000          480,113
Select Medical Corp., 7.625%, 2015                                        1,195,000        1,150,188
Tenet Healthcare Corp., 9.875%, 2014                                      1,815,000        1,837,688
Tenet Healthcare Corp., 9.25%, 2015(a)                                      330,000          327,525
Triad Hospitals, Inc., 7%, 2013                                           1,760,000        1,764,400
U.S. Oncology, Inc., 10.75%, 2014                                           935,000        1,037,850
----------------------------------------------------------------------------------------------------
                                                                                        $ 22,471,209
----------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
----------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015(a)                                  $  1,335,000     $  1,228,200
----------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%
----------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                       $  1,520,000     $  1,497,200
Massey Energy Co., 6.875%, 2013(a)                                        1,100,000        1,109,625
Peabody Energy Corp., 5.875%, 2016                                        1,485,000        1,446,019
Russel Metals, Inc., 6.375%, 2014                                         1,075,000        1,042,750
----------------------------------------------------------------------------------------------------
                                                                                        $  5,095,594
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.9%
----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                         $    850,000     $  1,038,411
Atlas Pipeline Partners LP, 8.125%, 2015(a)                                 375,000          378,281
Colorado Interstate Gas Co., 5.95%, 2015                                    770,000          743,727
El Paso Energy Corp., 7.625%, 2010                                          875,000          920,131
El Paso Energy Corp., 7%, 2011                                            2,950,000        2,927,875
El Paso Energy Corp., 7.75%, 2013                                         2,185,000        2,266,937
Enterprise Products Operating LP, 6.375%, 2013                              573,000          599,878
Enterprise Products Operating LP, 5.6%, 2014                              1,203,000        1,202,060
Markwest Energy Partners LP, 6.875%, 2014(a)                                920,000          846,400
Pacific Energy Partners, LP, 6.25%, 2015(a)                                 445,000          438,325
Transcontinental Gas Pipe Line Corp., 7%, 2011                              705,000          735,844
Williams Cos., Inc., 7.125%, 2011                                         1,620,000        1,682,775
Williams Cos., Inc., 7.75%, 2031                                            355,000          374,525
----------------------------------------------------------------------------------------------------
                                                                                        $ 14,155,169
----------------------------------------------------------------------------------------------------
Network & Telecom - 4.1%
----------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                 $    860,000     $    951,869
AT&T Corp., 9.75%, 2031                                                     595,000          747,393
Cincinnati Bell, Inc., 8.375%, 2014                                         785,000          772,243
Citizens Communications Co., 9.25%, 2011                                  1,531,000        1,687,927
Citizens Communications Co., 6.25%, 2013                                    885,000          856,237
Citizens Communications Co., 9%, 2031                                       350,000          354,375
Eircom Funding PLC, 8.25%, 2013                                             515,000          551,050
Espirit Telecom Group PLC, 10.875%, 2008(d)                                  50,000                0
GCI, Inc., 7.25%, 2014                                                      740,000          732,600
Hawaiian Telecom Communications, Inc., 9.75%, 2013(a)                       415,000          405,663
MCI, Inc., 6.908%, 2007                                                     890,000          896,675
MCI, Inc., 7.688%, 2009                                                     545,000          562,713
Qwest Capital Funding, Inc., 7.25%, 2011                                  1,445,000        1,463,063
Qwest Corp., 7.875%, 2011                                                 1,650,000        1,777,875
Qwest Corp., 8.875%, 2012                                                 1,460,000        1,646,150
Time Warner Telecom Holdings, Inc., 9.25%, 2014                           1,345,000        1,418,975
----------------------------------------------------------------------------------------------------
                                                                                        $ 14,824,808
----------------------------------------------------------------------------------------------------
Oil Services - 0.6%
----------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                   $  1,175,000     $  1,222,000
Hanover Compressor Co., 9%, 2014                                            910,000          991,900
----------------------------------------------------------------------------------------------------
                                                                                        $  2,213,900
----------------------------------------------------------------------------------------------------
Oils - 0.2%
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                               $    520,000     $    554,335
----------------------------------------------------------------------------------------------------
Pollution Control - 0.5%
----------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                           $    920,000     $    910,800
Allied Waste North America, Inc., 7.875%, 2013                              790,000          815,675
----------------------------------------------------------------------------------------------------
                                                                                        $  1,726,475
----------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.4%
----------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                     $  1,397,000     $  1,410,970
----------------------------------------------------------------------------------------------------
Printing & Publishing - 2.6%
----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                          $  1,310,000     $  1,113,500
Dex Media East LLC, 12.125%, 2012                                           975,000        1,140,750
Dex Media, Inc., 0% to 2008, 9% to 2013                                   3,580,000        2,846,100
Lighthouse International Co. S.A., 8%, 2014(a)                       EUR    955,000        1,197,450
MediaNews Group, Inc., 6.875%, 2013                                    $  1,195,000        1,142,719
PRIMEDIA, Inc., 8.875%, 2011                                                190,000          175,275
PRIMEDIA, Inc., 8%, 2013                                                  1,035,000          875,869
WDAC Subsidiary Corp., 8.375%, 2014(a)                                    1,230,000        1,191,563
----------------------------------------------------------------------------------------------------
                                                                                        $  9,683,226
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
----------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                           $  1,460,000     $  1,507,450
TFM S.A. de C.V., 9.375%, 2012(a)                                           392,000          429,240
TFM S.A. de C.V., 12.5%, 2012                                               195,000          222,300
----------------------------------------------------------------------------------------------------
                                                                                        $  2,158,990
----------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------
Carrols Corp., 9%, 2013                                                $    970,000     $    943,325
----------------------------------------------------------------------------------------------------
Retailers - 2.4%
----------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                      $  1,220,000     $  1,191,025
Couche-Tard, Inc., 7.5%, 2013                                             1,525,000        1,570,750
Dollar General Corp., 8.625%, 2010                                          970,000        1,064,575
Finlay Fine Jewelry Corp., 8.375%, 2012                                     995,000          895,500
GSC Holdings Corp., 8%, 2012(a)                                           1,055,000          991,700
J.C. Penney Corp., Inc., 8%, 2010                                           940,000        1,029,532
Neiman Marcus Group, Inc., 9%, 2015(a)                                    1,030,000        1,053,175
Rite Aid Corp., 8.125%, 2010                                              1,080,000        1,098,900
----------------------------------------------------------------------------------------------------
                                                                                        $  8,895,157
----------------------------------------------------------------------------------------------------
Specialty Stores - 0.3%
----------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                  $  1,025,000     $  1,071,125
----------------------------------------------------------------------------------------------------
Steel - 0.5%
----------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                    $  1,165,000     $  1,051,412
Chaparral Steel Co., 10%, 2013                                              735,000          791,962
----------------------------------------------------------------------------------------------------
                                                                                        $  1,843,374
----------------------------------------------------------------------------------------------------
Supermarkets - 0%
----------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007(d)                $     35,000     $          0
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.7%
----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                      $  1,144,000     $  1,251,250
American Tower Corp., 7.125%, 2012                                          460,000          473,800
American Towers, Inc., 7.25%, 2011                                          690,000          717,600
Centennial Communications Corp., 10%, 2013(a)                               290,000          292,900
Centennial Communications Corp., 10.125%, 2013                              615,000          668,813
Dolphin Telecom PLC, 11.5%, 2008(d)                                         475,000                0
Dolphin Telecom PLC, "B", 14%, 2009(d)                                      150,000                0
IWO Holdings, Inc., FRN, 7.9%, 2012                                         155,000          160,813
Nextel Communications, Inc., 5.95%, 2014                                  5,115,000        5,141,792
Rogers Wireless, Inc., 6.375%, 2014                                       1,475,000        1,478,688
Rogers Wireless, Inc., 7.5%, 2015                                           795,000          858,600
Rural Cellular Corp., 9.875%, 2010                                        1,170,000        1,234,350
U.S. Unwired, Inc., 10%, 2012                                               970,000        1,091,250
Wind Acquisition Finance S.A., 10.75%, 2015(a)                              305,000          314,913
----------------------------------------------------------------------------------------------------
                                                                                        $ 13,684,769
----------------------------------------------------------------------------------------------------
Tire & Rubber - 0.7%
----------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                         $  1,245,000     $    946,200
Goodyear Tire & Rubber Co., 9%, 2015(a)                                   1,810,000        1,782,850
----------------------------------------------------------------------------------------------------
                                                                                        $  2,729,050
----------------------------------------------------------------------------------------------------
Tobacco - 0.5%
----------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $  1,025,000     $  1,045,500
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015(a)                         775,000          790,500
----------------------------------------------------------------------------------------------------
                                                                                        $  1,836,000
----------------------------------------------------------------------------------------------------
Transportation - Services - 1.1%
----------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                     $    680,000     $    687,650
Hertz Corp., 8.875%, 2014(a)                                                740,000          753,875
Stena AB, 9.625%, 2012                                                      365,000          396,481
Stena AB, 7%, 2016                                                        1,343,000        1,228,845
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                     980,000          989,800
----------------------------------------------------------------------------------------------------
                                                                                        $  4,056,651
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.2%
----------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013(a)                                              $  2,125,000     $  2,313,593
AES Corp., 9%, 2015(a)                                                       70,000           76,650
Allegheny Energy Supply Co., LLC, 8.25%, 2012(a)                          1,570,000        1,770,175
CMS Energy Corp., 8.5%, 2011                                              1,615,000        1,758,331
Dynegy Holdings, Inc., 9.875%, 2010(a)                                      685,000          750,931
Dynegy Holdings, Inc., 10.125%, 2013(a)                                     995,000        1,124,350
Empresa Nacional de Electricidad S.A., 8.35%, 2013                          310,000          353,064
Enersis S.A., 7.375%, 2014                                                1,038,000        1,116,499
FirstEnergy Corp., 6.45%, 2011                                              641,000          679,458
Midwest Generation LLC, 8.75%, 2034                                       1,740,000        1,916,175
Mirant North America LLC, 7.375%, 2013(a)                                   910,000          920,238
Mission Energy Holding Co., 13.5%, 2008                                     990,000        1,148,400
Nevada Power Co., 5.875%, 2015                                              730,000          724,395
NorthWestern Corp., 5.875%, 2014                                          1,240,000        1,242,331
NRG Energy, Inc., 8%, 2013                                                1,097,000        1,223,155
PSEG Energy Holdings LLC, 7.75%, 2007                                       850,000          879,750
PSEG Energy Holdings LLC, 8.625%, 2008                                      105,000          109,200
Reliant Energy, Inc., 6.75%, 2014                                           200,000          174,500
Reliant Resources, Inc., 9.25%, 2010                                        865,000          865,000
Reliant Resources, Inc., 9.5%, 2013                                         275,000          275,688
Sierra Pacific Power Co., 6.25%, 2012                                       560,000          568,400
Sierra Pacific Resources, 8.625%, 2014                                      340,000          367,876
TECO Energy, Inc., 7%, 2012                                               1,000,000        1,050,000
Tenaska Alabama Partners LP, 7%, 2021(a)                                    475,784          478,655
Texas Genco LLC, 6.875%, 2014(a)                                          1,120,000        1,212,400
TXU Corp., 5.55%, 2014                                                    3,220,000        3,058,472
----------------------------------------------------------------------------------------------------
                                                                                        $ 26,157,686
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $333,211,827)                                             $330,511,199
----------------------------------------------------------------------------------------------------
Stocks - 1.0%
----------------------------------------------------------------------------------------------------
Automotive - 0.3%
----------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                               16,300     $  1,173,274
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.3%
----------------------------------------------------------------------------------------------------
Telewest Global, Inc.(n)                                                     48,467     $  1,154,484
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0%
----------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.(n)                                          38,226     $     16,526
----------------------------------------------------------------------------------------------------
Metals & Mining - 0%
----------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.(n)                                                       82     $          0
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
----------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                            26,500     $    842,965
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
----------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.(n)                                    2,125     $          0
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                      13,583     $    291,627
----------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
----------------------------------------------------------------------------------------------------
NTL, Inc.(n)                                                                  2,399     $    163,324
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,671,167)                                              $  3,642,200
----------------------------------------------------------------------------------------------------
Convertible Preferred Stock - 0.3%
----------------------------------------------------------------------------------------------------
Automotive - 0.3%
----------------------------------------------------------------------------------------------------
General Motors Corp., 5.25% (Identified Cost, $1,298,063)                    72,523     $  1,080,593
----------------------------------------------------------------------------------------------------
Preferred Stocks - 0.1%
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
----------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%(p)                                           41     $    356,700
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0%
----------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%(p)(n)                                          150     $          0
----------------------------------------------------------------------------------------------------
Real Estate - 0%
----------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                             1,200     $     31,080
----------------------------------------------------------------------------------------------------
Telephone Services - 0%
----------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                               5     $         11
----------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $364,024)                                      $    387,791
----------------------------------------------------------------------------------------------------
Warrants - 0%
----------------------------------------------------------------------------------------------------

                                                       STRIKE PRICE  FIRST EXERCISE
-----------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)(n)(a)             $0.00         8/01/00     550        $0
Loral Space & Communications Ltd. (Business Services)(n)       0.14         1/28/97     100         0
Loral Space & Communications Ltd. (Business Services)(n)       0.14         1/28/97     200         0
Ono Finance (Broadcast & Cable TV)(n)                          0.00         5/31/09     525         0
Pliant Corp. (Containers)(a)(n)                                0.01         5/25/00     110         1
Thermadyne Holdings Corp. (Machinery & Tools)(n)              20.78         5/29/03     507        25
XM Satellite Radio, Inc. (Broadcast & Cable TV)(n)            45.24         9/16/00     175     7,875
XO Communications, Inc., "A" (Telephone Services)(n)           6.25         5/27/03     253        38
XO Communications, Inc., "B" (Telephone Services)(n)           7.50         5/27/03     189        19
XO Communications, Inc., "C" (Telephone Services)(n)          10.00         5/27/03     189        17
-----------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $89,402)                                                      $7,975
----------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.4%
----------------------------------------------------------------------------------------------------
Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $23,485,033 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost               $ 23,474,000     $ 23,474,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $362,108,483)(k)                                    $359,103,758
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                      6,216,556
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $365,320,314
----------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(a) SEC Rule 144A restriction.
(p) Payment-in-kind security.
(k) As of December 31, 2005 the series had nine securities representing $0 that were fair valued in accordance with the policies adopted by the Board of Trustees.
(d) Non-income producing security - in default.
(r) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted security:

                                               ACQUISITION    ACQUISITION       CURRENT   TOTAL % OF
SECURITY                                              DATE           COST  MARKET VALUE   NET ASSETS
Airplane Pass-Through Trust, "D", 10.875%, 2019    3/13/96        $74,078            $0         0.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                      NET UNREALIZED
           CONTRACTS TO                                                   CONTRACTS     APPRECIATION
          DELIVER/RECEIVE       SETTLEMENT DATE       IN EXCHANGE FOR      AT VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
SALES
---------------------------------------------------------------------------------------------------
          EUR  3,876,398                2/21/06            $4,555,136    $4,598,853         $(43,717)
---------------------------------------------------------------------------------------------------

At December 31, 2005 forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $7 with Merrill Lynch International.

At December 31, 2005 the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
FRN  Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR  Euro

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $362,108,483)                                    $359,103,758
Cash                                                                                        2,508,503
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                                                7
Receivable for investments sold                                                               335,159
Receivable for series shares sold                                                              74,326
Interest and dividends receivable                                                           6,230,847
Other assets                                                                                      197
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $368,252,797
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                       $43,717
Payable for investments purchased                                                           1,904,855
Payable for series shares reacquired                                                          878,277
Payable to affiliates
  Management fee                                                                               15,037
  Shareholder servicing costs                                                                     786
  Distribution fee                                                                                137
  Administrative services fee                                                                     385
Accrued expenses and other liabilities                                                         89,289
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $2,932,483
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $365,320,314
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $353,965,150
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                (3,048,457)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             (13,491,221)
Undistributed net investment income                                                        27,894,842
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $365,320,314
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          37,016,913
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $355,263,964
  Shares outstanding                                                                       35,990,264
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.87
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $10,056,350
  Shares outstanding                                                                        1,026,649
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.80
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                 $29,078,618
  Dividends                                                                                    213,326
  Foreign taxes withheld                                                                        (4,287)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $29,287,657
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $2,859,172
  Distribution fee                                                                              62,455
  Shareholder servicing costs                                                                  133,898
  Administrative services fee                                                                   50,265
  Independent trustees' compensation                                                             7,775
  Custodian fee                                                                                146,449
  Printing                                                                                      86,609
  Auditing fees                                                                                 54,276
  Legal fees                                                                                    27,055
  Shareholder solicitation expenses                                                             37,759
  Miscellaneous                                                                                 20,628
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $3,486,341
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (33,127)
  Reduction of expenses by investment adviser                                                  (15,016)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $3,438,198
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $25,849,459
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $1,850,662
  Foreign currency transactions                                                                526,005
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $2,376,667
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(22,186,823)
  Translation of assets and liabilities in foreign currencies                                  281,325
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(21,905,498)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $(19,528,831)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $6,320,628
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $25,849,459             $26,658,652
Net realized gain (loss) on investments and foreign currency transactions                   2,376,667               5,227,369
Net unrealized gain (loss) on investments and foreign currency translation                (21,905,498)              2,373,798
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $6,320,628             $34,259,819
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                          $(23,542,817)           $(16,152,927)
  Service Class                                                                            (3,786,010)             (2,136,379)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(27,328,827)           $(18,289,306)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(48,480,156)            $58,638,276
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(69,488,355)            $74,608,789
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    434,808,669             360,199,880
At end of period (including undistributed net investment income of $27,894,842 and
$27,395,475, respectively)                                                               $365,320,314            $434,808,669
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                            ------------------------------------------------------------------
                                                               2005            2004           2003          2002          2001
Net asset value, beginning of period                         $10.37           $9.97          $8.81         $9.22         $9.84
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                     $0.67           $0.68          $0.68         $0.73         $0.90
Net realized and unrealized gain (loss) on investments
and foreign currency                                          (0.48)           0.19           0.87         (0.50)        (0.68)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $0.19           $0.87          $1.55         $0.23         $0.22
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $(0.69)         $(0.47)        $(0.39)       $(0.64)       $(0.84)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $9.87          $10.37          $9.97         $8.81         $9.22
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                     2.16            9.15          17.96          2.56          2.07
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         0.90            0.86           0.89          0.88          1.01
Expenses after expense reductions (f)                          0.90            0.89(e)        0.90(e)       0.90(e)       0.91
Net investment income                                          6.81            6.86           7.23          8.32          9.53
Portfolio turnover                                               56              63             82            68            64
Net assets at end of period (000 Omitted)                  $355,264        $379,246       $319,245      $120,711       $84,515
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                            ------------------------------------------------------------------
                                                               2005            2004           2003          2002          2001
Net asset value, beginning of period                         $10.29           $9.91          $8.77         $9.20         $9.86
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                     $0.68           $0.65          $0.65         $0.70         $0.71
Net realized and unrealized gain (loss) on investments
and foreign currency                                          (0.50)           0.19           0.88         (0.49)        (0.54)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              $0.18           $0.84          $1.53         $0.21         $0.17
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                   $(0.67)         $(0.46)        $(0.39)       $(0.64)       $(0.83)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $9.80          $10.29          $9.91         $8.77         $9.20
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(s)(r)                                     2.05            8.82          17.70          2.33          1.62
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.15            1.11           1.14          1.13          1.21
Expenses after expense reductions (f)                          1.15            1.14(e)        1.15(e)       1.15(e)       1.11
Net investment income                                          6.38            6.62           6.99          8.16          8.97
Portfolio turnover                                               56              63             82            68            64
Net assets at end of period (000 Omitted)                   $10,056         $55,562        $40,955       $17,190        $3,182
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS High Income Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 31 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $32,884 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $243 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, derivative transactions, wash sale loss deferrals and foreign currency transactions.

The tax character of distributions declared to shareholders is as follows:

                                            12/31/05      12/31/04

           Ordinary income (including any
           short-term capital gains)     $27,328,827   $18,289,306

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments                        $364,393,076
           -------------------------------------------------------
           Gross appreciation                           $4,333,056
           Gross depreciation                           (9,622,374)
           -------------------------------------------------------
           Net unrealized appreciation (depreciation)  $(5,289,318)
           Undistributed ordinary income                27,890,954
           Capital loss carryforwards                  (11,206,628)
           Other temporary differences                     (39,844)

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

           December 31, 2009                           $(2,125,589)
           December 31, 2010                            (8,888,518)
           December 31, 2013                              (192,521)
           -------------------------------------------------------
           Total                                      $(11,206,628)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                          EFFECTIVE
                                          BEGINNING     EFFECTIVE
                                          OF PERIOD       8/01/05

           First $1 billion of average
           daily net assets                   0.75%         0.75%

           Average daily net assets
           in excess of $1 billion            0.75%         0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. For the year ended December 31, 2005 this reduction amounted to $13,023 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $133,428, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $360.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0132% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,993, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $197,240,518 and $235,451,174, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                          Year ended 12/31/05             Year ended 12/31/04
                                                                        SHARES          AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                             8,110,909      $80,210,565     11,628,103     $115,946,616
Shares issued to shareholders in reinvestment of distributions          2,499,238       23,542,817      1,689,637       16,152,927
Shares reacquired                                                     (11,204,378)    (111,695,632)    (8,762,515)     (85,926,955)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                               (594,231)     $(7,942,250)     4,555,225      $46,172,588

SERVICE CLASS SHARES
Shares sold                                                               634,682       $6,345,505      1,515,983      $14,978,014
Shares issued to shareholders in reinvestment of distributions            404,500        3,786,010        224,634        2,136,273
Shares reacquired                                                      (5,412,210)     (50,669,421)      (475,551)      (4,648,599)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                             (4,373,028)    $(40,537,906)     1,265,066      $12,465,688

On May 2, 2005, the series paid redemption proceeds of $56,703,559 to a shareholder that comprised 14% of the outstanding voting shares of the series. The redeeming shareholder voluntarily reimbursed the series $177,075 for trading costs incurred on security sales that were required to fund the redemption. The reimbursed amount was recorded as a short-term gain on investments.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $2,660, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS High Income Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS High Income Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS High Income Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.
                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                             CUSTODIANS
Massachusetts Financial Services Company                       State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                225 Franklin Street, Boston, MA 02110
02116-3741
                                                               JP Morgan Chase Bank
DISTRIBUTOR                                                    One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                    New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                     INDEPENDENT REGISTERED PUBLIC
                                                               ACCOUNTING FIRM
PORTFOLIO MANAGERS                                             Deloitte & Touche LLP
John Addeo                                                     200 Berkeley Street, Boston, MA 02116
Scott Richards

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 59th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 65th percentile for the one-year period and the 66th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com)

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VHI-ANN 02/06 5M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) TOTAL RETURN SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) TOTAL RETURN SERIES

Objective: Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
EXPENSE TABLE                                      7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              20
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            29
----------------------------------------------------
TRUSTEES AND OFFICERS                             30
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                33
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             36
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    36
----------------------------------------------------
FEDERAL TAX INFORMATION                           36
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Stocks                                     59.9%
              Bonds                                      38.5%
              Cash & Other Net Assets                     1.6%

              FIXED INCOME SECTOR WEIGHTINGS (b)

              Mortgage-Backed Securities                 13.5%
              ------------------------------------------------
              U.S. Treasury Securities                   10.9%
              ------------------------------------------------
              High Grade Corporates                       8.0%
              ------------------------------------------------
              U.S. Government Agencies                    3.7%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       1.4%
              ------------------------------------------------
              Asset-Backed Securities                     0.6%
              ------------------------------------------------
              High Yield Corporates                       0.2%
              ------------------------------------------------
              Emerging Market  Bonds                      0.2%
              ------------------------------------------------

              TOP TEN HOLDINGS (b)

              Fannie Mae 5.5%, 30 year                    4.0%
              ------------------------------------------------
              Bank of America Corp.                       2.6%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           1.9%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.6%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.6%
              ------------------------------------------------
              Wyeth                                       1.6%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.25%, 2023            1.5%
              ------------------------------------------------
              PNC Financial Services Group, Inc.          1.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.4%
              ------------------------------------------------
              Masco Corp.                                 1.3%
              ------------------------------------------------

              EQUITY SECTOR WEIGHTINGS

              Financial Services                         16.1%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Utilities & Communications                  5.8%
              ------------------------------------------------
              Technology                                  5.4%
              ------------------------------------------------
              Health Care                                 5.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.3%
              ------------------------------------------------
              Basic Materials                             3.8%
              ------------------------------------------------
              Leisure                                     3.6%
              ------------------------------------------------
              Consumer Staples                            3.6%
              ------------------------------------------------
              Retailing                                   2.8%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.5%
              ------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Total Return Series provided a total return of 2.82%, while Service Class shares provided a total return of 2.60%. These returns compare with a return of 4.91% for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500 Stock Index). The series' other benchmark, the Lehman Brothers U.S. Aggregate Bond Index, provided a return of 2.43%.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the series, security selection in the utilities and communications sector detracted from relative performance. Holdings in poor-performing independent power producer Calpine* and telecommunications services provider Verizon Communications held back returns as both stocks lagged the S&P 500 Stock Index.

Security selection within the basic materials sector also weighed on results, with newsprint maker Bowater (not an index constituent) among the portfolio's top detractors.

A combination of stock selection and an overweighted position in the leisure sector dampened investment results. In particular, overweighting global entertainment conglomerate Viacom negatively impacted the portfolio's relative performance.

Elsewhere, the portfolio's holdings in health care firm Tenet Healthcare hurt relative returns as the stock underperformed the S&P 500 Stock Index. In technology, positions in security software firm Symantec and telecom equipment company Nortel Networks (not an index constituent), and the avoidance of strong-performing Apple Computer, detracted from relative performance. Overweighting weak-performing home improvement products manufacturer Masco (in the autos and housing sector) and retailer Gap also held back results.

During the reporting period, currency exposure within the equity portion of the series was a detractor from relative performance. All of MFS' equity investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the series, overweighting "BBB"-rated securities (bonds rated "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade) held back performance relative to the Lehman Brothers U.S. Aggregate Bond Index. During the period, spreads on "BBB"-rated debt widened, causing bonds within this quality sector to lose value. Specific sectors that detracted from performance included finance and agency-related debt. In the finance sector, bonds of Ford Motor Credit and General Motors Acceptance Corp. hurt relative returns.

CONTRIBUTORS TO PERFORMANCE

Within the equity portion of the series, a combination of an overweighted position and favorable security selection in the strong-performing energy sector boosted performance relative to the S&P 500 Stock Index. Overweighting a number of energy firms contributed to returns, including oil and gas producer Devon Energy, energy exploration and production company EOG Resources, and offshore drilling company Noble Corp. Positions in drilling rig operator GlobalSantaFe and oil and gas service company Cooper Cameron, neither of which are S&P 500 Stock Index constituents, also helped.

A combination of stock selection and, to a lesser extent, the portfolio's overweighting in the financial services sector contributed to relative results over the period. Although financial services was a top contributing sector on a relative basis, no individual securities within the sector were among the portfolio's top contributors. An overweighted position and positive security selection within the special products and services sector also aided results. Avoiding poor-performing internet auctioneer eBay benefited returns as the stock underperformed the S&P 500 Stock Index over the period.

Elsewhere, underweighting information technology firm International Business Machines (IBM) and computer manufacturer Dell* in the technology sector added to relative performance. In health care, underweighting weak-performing pharmaceutical giant Pfizer* also boosted results. In the industrial goods and services sector, holdings in aerospace and defense firm Lockheed Martin proved beneficial to performance as the stock outperformed the S&P 500 Stock Index.

Within the fixed income portion of the series, the portfolio's stance on duration (duration is a measure of a portfolio's sensitivity to changes in interest rates) aided performance relative to the Lehman Brothers U.S. Aggregate Bond Index. During the period, the portfolio maintained a shorter duration than the index. Holdings of Treasury securities bolstered performance over the period as did the portfolio's positioning in mortgage-backed and asset-backed securities.

Respectfully,

William P. Douglas    Kenneth J. Enright   Steven R. Gorham   Richard O. Hawkins
Portfolio Manager     Portfolio Manager    Portfolio Manager  Portfolio Manager

Alan T. Langsner      Michael W. Roberge   Brooks A. Taylor
Portfolio Manager     Portfolio Manager    Portfolio Manager

*Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.

                  MFS Total              Lehman Brothers
              Return Series --           U.S. Aggregate            S&P 500
                Initial Class             Bond Index             Stock Index
12/95             $10,000                  $10,000                 $10,000
12/96              11,437                   10,363                  12,295
12/97              13,873                   11,364                  16,395
12/98              15,584                   12,351                  21,080
12/99              16,065                   12,249                  25,515
12/00              18,638                   13,673                  23,194
12/01              18,684                   14,828                  20,440
12/02              17,718                   16,348                  15,924
12/03              20,610                   17,019                  20,489
12/04              22,944                   17,758                  22,717
12/05              23,591                   18,189                  23,832

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date     1-yr       5-yr       10-yr
-------------------------------------------------------------------------
     Initial              1/03/95             2.82%      4.83%      8.96%
-------------------------------------------------------------------------
     Service              5/01/00             2.60%      4.58%      8.82%
-------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
-------------------------------------------------------------------------
S&P 500 Stock Index (s)                       4.91%      0.54%      9.07%
-------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond
Index (s)                                     2.43%      5.87%      6.16%
-------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

S&P 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

Stock markets are volatile and can decline due to adverse issuer, political regulatory or economic conditions. The value of the portfolio's equity investments will fluctuate in response to many factors including company specific factors as well as general market conditions. Foreign investments can be more volatile than U.S. investments. The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.82%     $1,000.00       $1,021.20          $4.18
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.82%     $1,000.00       $1,021.07          $4.18
--------------------------------------------------------------------------------
         Actual             1.07%     $1,000.00       $1,019.90          $5.45
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.07%     $1,000.00       $1,019.81          $5.45

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Stocks - 59.9%

---------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------
Aerospace - 1.6%
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  426,790      $    27,156,648
Northrop Grumman Corp.                                                 252,690           15,189,196
United Technologies Corp.                                              252,740           14,130,693
---------------------------------------------------------------------------------------------------
                                                                                    $    56,476,537
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
---------------------------------------------------------------------------------------------------
Diageo PLC                                                             747,252      $    10,821,195
Molson Coors Brewing Co.(l)                                             61,290            4,105,817
---------------------------------------------------------------------------------------------------
                                                                                    $    14,927,012
---------------------------------------------------------------------------------------------------
Automotive - 0.2%
---------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                  70,650      $     5,151,092
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.2%
---------------------------------------------------------------------------------------------------
American Express Co.                                                   218,130      $    11,224,970
Bank of America Corp.                                                1,904,648           87,899,505
Capital One Financial Corp.                                             83,560            7,219,584
Citigroup, Inc.                                                        907,683           44,049,856
Countrywide Financial Corp.                                            147,670            5,048,837
Fannie Mae                                                             197,530            9,641,439
Freddie Mac                                                             53,950            3,525,633
J.P. Morgan Chase & Co.                                              1,236,014           49,057,396
MBNA Corp.                                                             131,950            3,582,443
PNC Financial Services Group, Inc.                                     846,180           52,319,309
SunTrust Banks, Inc.                                                   319,720           23,262,827
UBS AG                                                                  66,763            6,349,197
Wells Fargo & Co.                                                      204,700           12,861,301
---------------------------------------------------------------------------------------------------
                                                                                    $   316,042,297
---------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
---------------------------------------------------------------------------------------------------
MedImmune, Inc.(n)                                                      73,980      $     2,590,780
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
---------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                    1,312,511      $    42,787,859
Walt Disney Co.                                                      1,246,590           29,880,762
---------------------------------------------------------------------------------------------------
                                                                                    $    72,668,621
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.6%
---------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                              52,888      $     2,168,408
Franklin Resources, Inc.                                               103,650            9,744,137
Goldman Sachs Group, Inc.                                              158,640           20,259,914
Lehman Brothers Holdings, Inc.                                         113,850           14,592,155
Mellon Financial Corp.                                               1,225,205           41,963,271
Merrill Lynch & Co., Inc.                                              366,520           24,824,400
Morgan Stanley                                                         161,290            9,151,595
---------------------------------------------------------------------------------------------------
                                                                                    $   122,703,880
---------------------------------------------------------------------------------------------------
Business Services - 0.5%
---------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                    553,810      $    15,988,495
---------------------------------------------------------------------------------------------------
Chemicals - 1.7%
---------------------------------------------------------------------------------------------------
3M Co.                                                                 105,500      $     8,176,250
Dow Chemical Co.                                                       136,390            5,976,610
E.I. du Pont de Nemours & Co.(l)                                       408,920           17,379,100
Nalco Holding Co.(n)                                                   438,990            7,774,513
PPG Industries, Inc.                                                   210,260           12,174,054
Syngenta AG                                                             52,780            6,560,135
---------------------------------------------------------------------------------------------------
                                                                                    $    58,040,662
---------------------------------------------------------------------------------------------------
Computer Software - 2.4%
---------------------------------------------------------------------------------------------------
Compuware Corp.(l)(n)                                                1,889,570      $    16,949,443
Microsoft Corp.                                                        124,360            3,252,014
Oracle Corp.(n)                                                      2,008,240           24,520,610
Symantec Corp.(n)                                                    2,233,530           39,086,775
---------------------------------------------------------------------------------------------------
                                                                                    $    83,808,842
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
---------------------------------------------------------------------------------------------------
International Business Machines Corp.                                   80,950      $     6,654,090
Sun Microsystems, Inc.(l)(n)                                         4,145,550           17,369,855
---------------------------------------------------------------------------------------------------
                                                                                    $    24,023,945
---------------------------------------------------------------------------------------------------
Construction - 1.4%
---------------------------------------------------------------------------------------------------
Masco Corp.                                                          1,501,310      $    45,324,549
Sherwin-Williams Co.                                                    47,860            2,173,801
---------------------------------------------------------------------------------------------------
                                                                                    $    47,498,350
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
---------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  123,590      $     6,778,911
Estee Lauder Cos., Inc., "A"                                           231,730            7,758,320
Kimberly-Clark Corp.                                                    81,520            4,862,668
---------------------------------------------------------------------------------------------------
                                                                                    $    19,399,899
---------------------------------------------------------------------------------------------------
Containers - 0.9%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.(n)                                              1,412,250      $    29,713,740
Smurfit-Stone Container Corp.(l)(n)                                    130,260            1,845,784
---------------------------------------------------------------------------------------------------
                                                                                    $    31,559,524
---------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                             74,710      $     5,453,830
Emerson Electric Co.                                                     8,970              670,059
General Electric Co.                                                   556,460           19,503,923
Hubbell, Inc., "B"(l)                                                   64,630            2,916,106
Tyco International Ltd.                                              1,273,250           36,745,995
W.W. Grainger, Inc.                                                     53,640            3,813,804
---------------------------------------------------------------------------------------------------
                                                                                    $    69,103,717
---------------------------------------------------------------------------------------------------
Electronics - 0.6%
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   231,380      $     8,299,601
Intel Corp.                                                            247,890            6,187,334
Samsung Electronics Co. Ltd., GDR                                       12,120            3,993,540
Xilinx, Inc.                                                           137,280            3,460,829
---------------------------------------------------------------------------------------------------
                                                                                    $    21,941,304
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
---------------------------------------------------------------------------------------------------
Apache Corp.                                                            46,400      $     3,179,328
Devon Energy Corp.                                                     528,210           33,034,253
EnCana Corp.                                                            83,700            3,779,892
EOG Resources, Inc.                                                    120,060            8,808,802
---------------------------------------------------------------------------------------------------
                                                                                    $    48,802,275
---------------------------------------------------------------------------------------------------
Energy - Integrated - 3.4%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp.(l)                                                  105,500      $    13,379,510
BP PLC, ADR                                                            132,860            8,532,269
Chevron Corp.                                                          208,770           11,851,873
ConocoPhillips                                                         421,450           24,519,961
Exxon Mobil Corp.                                                      533,972           29,993,207
TOTAL S.A., ADR(l)                                                     227,200           28,718,080
---------------------------------------------------------------------------------------------------
                                                                                    $   116,994,900
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.4%
---------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                             182,970      $     4,512,040
Coca-Cola Co.                                                          194,660            7,846,745
H.J. Heinz Co.                                                         135,950            4,584,234
Kellogg Co.(l)                                                         220,350            9,523,527
Nestle S.A                                                              24,535            7,330,005
PepsiCo, Inc.                                                          146,210            8,638,087
Sara Lee Corp.                                                         223,620            4,226,418
---------------------------------------------------------------------------------------------------
                                                                                    $    46,661,056
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
---------------------------------------------------------------------------------------------------
Bowater, Inc.(l)                                                       458,790      $    14,094,029
International Paper Co.                                                203,800            6,849,718
MeadWestvaco Corp.                                                     140,810            3,946,904
---------------------------------------------------------------------------------------------------
                                                                                    $    24,890,651
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
---------------------------------------------------------------------------------------------------
Cendant Corp.                                                          472,500      $     8,150,625
International Game Technology                                          140,940            4,338,133
---------------------------------------------------------------------------------------------------
                                                                                    $    12,488,758
---------------------------------------------------------------------------------------------------
General Merchandise - 1.0%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.(l)                                          580,980      $    14,402,494
Wal-Mart Stores, Inc.                                                  443,900           20,774,520
---------------------------------------------------------------------------------------------------
                                                                                    $    35,177,014
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
---------------------------------------------------------------------------------------------------
CIGNA Corp.                                                             24,940      $     2,785,798
---------------------------------------------------------------------------------------------------
Insurance - 3.3%
---------------------------------------------------------------------------------------------------
Ace Ltd.                                                               105,340      $     5,629,370
AFLAC, Inc.                                                             14,340              665,663
Allstate Corp.                                                         578,380           31,273,007
Chubb Corp.(l)                                                          40,960            3,999,744
Conseco, Inc.(n)                                                       775,720           17,973,432
Genworth Financial, Inc., "A"                                          315,850           10,922,093
Hartford Financial Services Group, Inc.                                181,345           15,575,722
Lincoln National Corp.                                                 129,210            6,852,006
MetLife, Inc.                                                          361,690           17,722,810
XL Capital Ltd., "A"(l)                                                 50,570            3,407,407
---------------------------------------------------------------------------------------------------
                                                                                    $   114,021,254
---------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
---------------------------------------------------------------------------------------------------
Hasbro, Inc.(l)                                                        125,270      $     2,527,949
Mattel, Inc.                                                           594,440            9,404,041
---------------------------------------------------------------------------------------------------
                                                                                    $    11,931,990
---------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
---------------------------------------------------------------------------------------------------
Deere & Co.                                                            193,210      $    13,159,533
Finning International, Inc.                                                280                8,941
Finning International, Inc.(a)                                           7,170              228,952
Illinois Tool Works, Inc.                                              138,050           12,147,020
---------------------------------------------------------------------------------------------------
                                                                                    $    25,544,446
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
---------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.(l)(n)                                         2,048,560      $    15,691,970
---------------------------------------------------------------------------------------------------
Medical Equipment - 0%
---------------------------------------------------------------------------------------------------
Baxter International, Inc.                                              33,830      $     1,273,698
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
---------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                       305,230      $     4,981,503
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
---------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                    131,550      $     4,579,255
Sempra Energy                                                           59,570            2,671,119
---------------------------------------------------------------------------------------------------
                                                                                    $     7,250,374
---------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                 681,840      $    11,673,101
Nokia Corp., ADR                                                       840,790           15,386,457
Nortel Networks Corp.(l)(n)                                          9,904,840           30,308,810
---------------------------------------------------------------------------------------------------
                                                                                    $    57,368,368
---------------------------------------------------------------------------------------------------
Oil Services - 2.0%
---------------------------------------------------------------------------------------------------
BJ Services Co.                                                        251,120      $     9,208,570
Cooper Cameron Corp.(n)                                                218,680            9,053,352
GlobalSantaFe Corp.                                                    517,610           24,922,921
Noble Corp.                                                            346,615           24,450,222
---------------------------------------------------------------------------------------------------
                                                                                    $    67,635,065
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.3%
---------------------------------------------------------------------------------------------------
Abbott Laboratories                                                    323,500      $    12,755,605
Eli Lilly & Co.                                                         88,770            5,023,494
Johnson & Johnson                                                      587,690           35,320,169
Merck & Co., Inc.                                                    1,262,620           40,163,942
Wyeth                                                                1,159,800           53,431,986
---------------------------------------------------------------------------------------------------
                                                                                    $   146,695,196
---------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
---------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.(l)                                                 155,270      $     9,828,591
New York Times Co., "A"(l)                                             162,240            4,291,248
Reed Elsevier PLC                                                      499,030            4,683,360
Tribune Co.                                                             99,560            3,012,686
---------------------------------------------------------------------------------------------------
                                                                                    $    21,815,885
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                     125,060      $     8,856,749
Norfolk Southern Corp.                                                 166,810            7,478,092
---------------------------------------------------------------------------------------------------
                                                                                    $    16,334,841
---------------------------------------------------------------------------------------------------
Restaurants - 0.2%
---------------------------------------------------------------------------------------------------
McDonald's Corp.                                                       192,940      $     6,505,937
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.4%
---------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                         192,650      $    11,402,953
L'Air Liquide S.A., Bearer Shares                                        3,550              682,385
Praxair, Inc.                                                           43,580            2,307,997
---------------------------------------------------------------------------------------------------
                                                                                    $    14,393,335
---------------------------------------------------------------------------------------------------
Specialty Stores - 1.8%
---------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                              374,070      $     8,450,241
Gap, Inc.                                                            1,802,470           31,795,571
Lowe's Cos., Inc.                                                       55,470            3,697,630
OfficeMax, Inc.                                                        458,270           11,621,727
TJX Cos., Inc.                                                         259,900            6,037,477
---------------------------------------------------------------------------------------------------
                                                                                    $    61,602,646
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
---------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR(l)                                             696,725      $    14,958,686
---------------------------------------------------------------------------------------------------
Telephone Services - 3.1%
---------------------------------------------------------------------------------------------------
AT&T, Inc.                                                             370,644      $     9,077,072
Sprint Nextel Corp.                                                  2,362,690           55,192,438
Verizon Communications, Inc.                                         1,442,235           43,440,118
---------------------------------------------------------------------------------------------------
                                                                                    $   107,709,628
---------------------------------------------------------------------------------------------------
Tobacco - 1.2%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     546,110      $    40,805,339
---------------------------------------------------------------------------------------------------
Trucking - 0.1%
---------------------------------------------------------------------------------------------------
CNF, Inc.                                                               29,150      $     1,629,193
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
---------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.(l)(n)                                            31,200      $       987,480
Dominion Resources, Inc.                                               297,430           22,961,596
Entergy Corp.                                                          104,430            7,169,120
Exelon Corp.                                                           187,980            9,989,257
FirstEnergy Corp.                                                       94,210            4,615,348
FPL Group, Inc.                                                        214,880            8,930,413
NRG Energy, Inc.(l)(n)                                                  40,430            1,905,062
PPL Corp.                                                              320,260            9,415,644
Public Service Enterprise Group, Inc.                                   46,980            3,052,291
TXU Corp.                                                               69,000            3,463,110
---------------------------------------------------------------------------------------------------
                                                                                    $    72,489,321
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,880,846,970)                                      $ 2,060,364,084
---------------------------------------------------------------------------------------------------
Bonds - 38.2%
---------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
---------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                 $  1,384,000      $     1,665,160
News America, Inc., 6.2%, 2034                                       2,486,000            2,469,344
---------------------------------------------------------------------------------------------------
                                                                                    $     4,134,504
---------------------------------------------------------------------------------------------------
Aerospace - 0.3%
---------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                  $  4,290,000      $     4,630,725
Northrop Grumman Corp., 7.75%, 2031                                  3,035,000            3,880,102
---------------------------------------------------------------------------------------------------
                                                                                    $     8,510,827
---------------------------------------------------------------------------------------------------
Agency - Other - 0%
---------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                      $    755,000      $     1,086,215
---------------------------------------------------------------------------------------------------
Airlines - 0.1%
---------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                          $  2,405,412      $     2,350,562
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
---------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035(a)                         $  2,602,000      $     2,534,059
Miller Brewing Co., 5.5%, 2013(a)                                    3,630,000            3,700,081
---------------------------------------------------------------------------------------------------
                                                                                    $     6,234,140
---------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.0%
---------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008             $  1,483,331      $     1,474,420
Banc of America Commercial Mortgage, Inc., FRN, 5.182%, 2047         1,321,987            1,324,311
Bear Stearns Commercial Mortgage Securities, Inc.,
FRN, 5.116%, 2041                                                    1,672,863            1,666,630
Capital One Auto Finance Trust, 4.79%, 2009                          1,239,892            1,237,842
Capital One Auto Finance Trust, 3.18%, 2010                            955,000              937,846
Chase Commercial Mortgage Securities Corp., 6.39%, 2008              1,689,618            1,746,968
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                78,768               82,495
Citibank Credit Card Issuance Trust, 6.65%, 2008                     1,161,000            1,168,544
Citigroup/Deutsche Bank Commercial Mortgage Trust,
FRN, 5.2254%, 2044                                                   1,730,000            1,739,769
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035             4,296,000            4,252,681
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035               233,000              229,862
CPS Auto Receivables Trust, 2.89%, 2009(a)                             389,459              380,514
CRIIMI MAE CMBS Corp., 6.701%, 2008(a)                                 161,000              162,581
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033(a)                    1,825,375            1,850,474
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031              1,448,393            1,483,683
Falcon Franchise Loan LLC, 7.382%, 2010(a)                             604,190              627,715
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036        2,602,000            2,626,431
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037        2,335,766            2,346,112
Greenwich Capital Commercial Funding Corp., 4.305%, 2042             1,659,715            1,616,217
J.P. Morgan Chase Commercial Mortgage Securities
Corp., 4.948%, 2037                                                  2,600,000            2,545,715
J.P. Morgan Chase Commercial Mortgage Securities
Corp., 4.78%, 2042                                                   2,120,000            2,052,588
J.P. Morgan Chase Commercial Mortgage Securities
Corp., FRN, 5.2133%, 2041                                            2,602,000            2,620,355
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
FRN, 5.038%, 2046                                                    2,811,995            2,780,424
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030            127,343              130,314
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030       2,304,339            2,355,839
Morgan Stanley Capital I, Inc., 5.168%, 2042                         1,298,138            1,297,896
Morgan Stanley Capital I, Inc., FRN, 0.567%, 2030(a)(i)             28,056,459              499,211
Mortgage Capital Funding, Inc., 6.337%, 2031                         1,814,467            1,857,006
Multi-Family Capital Access One, Inc., 6.65%, 2024                   1,099,644            1,135,067
Residential Asset Mortgage Products, Inc., 3.8%, 2030                  636,191              633,676
Residential Asset Mortgage Products, Inc., 4.109%, 2035              1,149,796            1,126,569
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034        1,194,000            1,168,183
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024      2,208,000            2,205,736
Spirit Master Funding LLC, 5.05%, 2023(a)                            2,750,702            2,690,477
Structured Asset Securities Corp., FRN, 4.67%, 2035                  4,363,839            4,321,048
TIAA Real Estate CDO Ltd., 7.17%, 2032(a)                            1,592,783            1,623,852
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041           3,148,000            3,073,474
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042           3,154,818            3,130,427
Wachovia Bank Commercial Mortgage Trust, FRN, 5.195%, 2044           2,213,000            2,219,709
Wachovia Bank Commercial Mortgage Trust, FRN, 5.155%, 2044           1,564,000            1,590,572
---------------------------------------------------------------------------------------------------
                                                                                    $    68,013,233
---------------------------------------------------------------------------------------------------
Automotive - 0.2%
---------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                       $  1,297,000      $       881,960
Ford Motor Credit Co., 4.95%, 2008                                   1,017,000              911,226
Ford Motor Credit Co., 5.7%, 2010                                    3,514,000            2,987,121
General Motors Acceptance Corp., 5.85%, 2009                         2,130,000            1,905,556
General Motors Acceptance Corp., 7.25%, 2011                         1,194,000            1,097,451
---------------------------------------------------------------------------------------------------
                                                                                    $     7,783,314
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.6%
---------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049       $  1,432,000      $     1,948,369
Bank of America Corp., 7.4%, 2011                                    5,932,000            6,534,240
Bank of America Corp., 5.375%, 2014                                  2,521,000            2,562,617
Barclays Bank PLC, 6.86% to 2032, FRN to 2049(a)                     1,909,000            2,126,218
Citigroup, Inc., 5%, 2014                                            7,674,000            7,553,940
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                 1,856,000            1,794,901
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                 1,912,000            1,897,333
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(a)            1,904,000            2,106,685
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(a)              1,249,000            1,290,506
J.P. Morgan Chase & Co., 5.125%, 2014                                3,200,000            3,167,715
Mizuho Financial Group, Inc., 5.79%, 2014(a)                         1,617,000            1,670,482
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(a)                    622,000              669,523
Nordea Bank AB, 5.424% to 2015, FRN to 2049(a)                       1,496,000            1,482,950
Popular North America, Inc., 4.25%, 2008                             2,601,000            2,551,084
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                    2,864,000            3,005,625
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(a)                1,662,000            1,729,216
UFJ Finance Aruba AEC, 6.75%, 2013                                   2,864,000            3,127,101
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049(a)                                                       1,754,000            2,031,560
Wachovia Corp., 5.25%, 2014                                          5,584,000            5,591,404
Wells Fargo & Co., 6.45%, 2011                                         249,000              265,368
Wells Fargo National Bank, 4.75%, 2015                               3,284,000            3,194,564
---------------------------------------------------------------------------------------------------
                                                                                    $    56,301,401
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
---------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                            $  2,769,000      $     2,579,553
TCI Communications Financing III, 9.65%, 2027                        2,363,000            2,557,016
Time Warner Entertainment Co. LP, 10.15%, 2012                         538,000              655,030
Time Warner Entertainment Co., LP, 8.375%, 2033                      1,792,000            2,116,814
---------------------------------------------------------------------------------------------------
                                                                                    $     7,908,413
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
---------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc., 5.35%, 2010                           $  1,680,000      $     1,691,511
Goldman Sachs Group, Inc., 5.7%, 2012                                3,576,000            3,678,553
Lehman Brothers Holdings, Inc., 8.25%, 2007                            884,000              924,172
Merrill Lynch & Co., Inc., 5.45%, 2014                               2,936,000            2,983,968
Morgan Stanley Group, Inc., 6.75%, 2011                              1,874,000            2,017,412
Morgan Stanley Group, Inc., 4.75%, 2014                              1,868,000            1,791,537
---------------------------------------------------------------------------------------------------
                                                                                    $    13,087,153
---------------------------------------------------------------------------------------------------
Building - 0%
---------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                    $    981,000      $     1,067,356
---------------------------------------------------------------------------------------------------
Chemicals - 0.1%
---------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                     $  1,432,000      $     1,469,003
Dow Chemical Co., 6%, 2012                                           1,661,000            1,745,673
---------------------------------------------------------------------------------------------------
                                                                                    $     3,214,676
---------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
---------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                      $  2,183,000      $     2,369,784
Tyco International Group S.A., 6.75%, 2011                           2,148,000            2,258,384
---------------------------------------------------------------------------------------------------
                                                                                    $     4,628,168
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
---------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                       $  2,419,000      $     2,443,829
---------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
---------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015(a)                         $  3,234,000      $     3,169,149
Raytheon Co., 6.15%, 2008                                              672,000              697,418
---------------------------------------------------------------------------------------------------
                                                                                    $     3,866,567
---------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0%
---------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                  $    199,000      $       245,268
---------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
---------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                     $    860,000      $       831,522
United Mexican States, 6.375%, 2013                                  1,340,000            1,423,750
United Mexican States, 6.625%, 2015                                  2,211,000            2,421,045
United Mexican States, 7.5%, 2033                                    1,261,000            1,493,024
---------------------------------------------------------------------------------------------------
                                                                                    $     6,169,341
---------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
---------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                        $  1,835,000      $     2,007,187
Ocean Energy, Inc., 4.375%, 2007                                     2,745,000            2,713,885
---------------------------------------------------------------------------------------------------
                                                                                    $     4,721,072
---------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                    $  1,193,000      $     1,380,640
---------------------------------------------------------------------------------------------------
Entertainment - 0.2%
---------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                        $  1,909,000      $     2,014,810
Walt Disney Co., 6.75%, 2006                                           810,000              813,862
Walt Disney Co., 6.375%, 2012                                        2,970,000            3,141,422
---------------------------------------------------------------------------------------------------
                                                                                    $     5,970,094
---------------------------------------------------------------------------------------------------
Financial Institutions - 0.2%
---------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                       $    129,000      $       135,744
General Electric Capital Corp., 5.45%, 2013                          2,003,000            2,051,749
General Electric Capital Corp., 6.75%, 2032                          2,220,000            2,605,949
HSBC Finance Corp., 5.25%, 2011                                      2,415,000            2,416,236
---------------------------------------------------------------------------------------------------
                                                                                    $     7,209,678
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.2%
---------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013(a)                            $  3,988,000      $     3,965,655
Coca-Cola HBC Finance B.V., 5.125%, 2013                             1,909,000            1,918,927
Kraft Foods, Inc., 6.25%, 2012                                       1,961,000            2,068,745
---------------------------------------------------------------------------------------------------
                                                                                    $     7,953,327
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
---------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                    $    968,000      $       966,847
Weyerhaeuser Co., 6.75%, 2012                                        2,358,000            2,502,753
---------------------------------------------------------------------------------------------------
                                                                                    $     3,469,600
---------------------------------------------------------------------------------------------------
Insurance - 0.4%
---------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009              $    299,000      $       306,044
American International Group, Inc., 4.25%, 2013                      5,065,000            4,817,468
Genworth Financial, Inc., 5.75%, 2014                                1,213,000            1,266,026
ING Groep N.V., 5.775% to 2015, FRN to 2049                          5,211,000            5,281,359
MetLife, Inc., 6.5%, 2032                                              840,000              928,358
---------------------------------------------------------------------------------------------------
                                                                                    $    12,599,255
---------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.3%
---------------------------------------------------------------------------------------------------
ACE INA Holdings, Inc., 5.875%, 2014                              $  2,864,000      $     2,962,628
AIG SunAmerica Global Financing IV, 5.85%, 2006(a)                       5,000                5,004
Allstate Corp., 6.125%, 2032                                         1,038,000            1,089,608
Allstate Corp., 5.55%, 2035                                          1,211,000            1,186,735
Fund American Cos., Inc., 5.875%, 2013                               1,208,000            1,218,947
St. Paul Travelers Cos., Inc., 5.5%, 2015                            1,742,000            1,754,537
Travelers Property Casualty Corp., 6.375%, 2033                        544,000              579,291
---------------------------------------------------------------------------------------------------
                                                                                    $     8,796,750
---------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0%
---------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                          $  1,035,000      $     1,104,044
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
---------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                            $    466,000      $       515,395
HCA, Inc., 6.95%, 2012                                               1,792,000            1,858,741
---------------------------------------------------------------------------------------------------
                                                                                    $     2,374,136
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
---------------------------------------------------------------------------------------------------
Alcan, Inc., 5%, 2015                                             $  2,500,000      $     2,425,085
---------------------------------------------------------------------------------------------------
Mortgage Backed - 13.5%
---------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                          $  1,475,000      $     1,495,794
Fannie Mae, 6.33%, 2011                                                378,498              396,196
Fannie Mae, 4.771%, 2012                                             2,071,919            2,045,230
Fannie Mae, 4.621%, 2013                                               233,992              228,971
Fannie Mae, 4.845%, 2013                                               459,968              454,144
Fannie Mae, 4.01%, 2013                                                259,461              244,343
Fannie Mae, 4.019%, 2013                                             1,464,239            1,383,500
Fannie Mae, 4.63%, 2014                                                639,333              622,199
Fannie Mae, 4.518%, 2014                                             2,192,273            2,125,793
Fannie Mae, 4.846%, 2014                                             1,486,407            1,470,675
Fannie Mae, 4.925%, 2015                                             3,866,359            3,842,698
Fannie Mae, 4.94%, 2015                                                387,000              384,590
Fannie Mae, 6%, 2016 - 2035                                         54,267,150           54,995,498
Fannie Mae, 5.5%, 2017 - 2035                                      159,819,306          158,835,739
Fannie Mae, 5%, 2018 - 2035                                         36,636,363           35,985,536
Fannie Mae, 4.5%, 2018 - 2035                                       18,225,430           17,588,979
Fannie Mae, 4.88%, 2020                                              1,420,830            1,410,006
Fannie Mae, 6.5%, 2028 - 2034                                       14,644,110           15,052,156
Fannie Mae, 7.5%, 2030 - 2032                                          382,923              401,264
Freddie Mac, 6%, 2016 - 2035                                        23,663,417           23,991,237
Freddie Mac, 5%, 2017 - 2035                                        38,763,050           37,827,672
Freddie Mac, 4.5%, 2018 - 2035                                      19,995,916           19,398,121
Freddie Mac, 5.5%, 2019 - 2035                                      36,396,736           36,231,979
Freddie Mac, 6.5%, 2034 - 2035                                       9,495,952            9,735,486
Ginnie Mae, 6.5%, 2028 - 2034                                        2,067,016            2,159,387
Ginnie Mae, 6%, 2032 - 2035                                         11,949,364           12,232,493
Ginnie Mae, 5.5%, 2033 - 2035                                       16,687,276           16,808,553
Ginnie Mae, 4.5%, 2033 - 2034                                        2,827,671            2,700,057
Ginnie Mae, 5%, 2034                                                 3,996,141            3,948,403
---------------------------------------------------------------------------------------------------
                                                                                    $   463,996,699
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
---------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                  $  1,102,000      $     1,260,237
Kinder Morgan Energy Partners LP, 6.75%, 2011                        1,904,000            2,027,922
Kinder Morgan Energy Partners LP, 7.4%, 2031                           380,000              437,704
Kinder Morgan Energy Partners LP, 7.75%, 2032                        1,693,000            2,020,518
---------------------------------------------------------------------------------------------------
                                                                                    $     5,746,381
---------------------------------------------------------------------------------------------------
Network & Telecom - 0.6%
---------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                      $  2,196,000      $     2,339,096
Deutsche Telekom International Finance B.V., 8.75%, 2030             3,051,000            3,880,472
France Telecom S.A., 7.75%, 2011                                       855,000              954,983
PCCW-HKTC Capital II Ltd., 6%, 2013(a)                               1,929,000            1,970,367
SBC Communications, Inc., 5.1%, 2014                                 3,409,000            3,330,191
SBC Communications, Inc., 6.15%, 2034                                1,098,000            1,102,899
Telecom Italia Capital, 5.25%, 2013                                  1,220,000            1,197,154
Telecom Italia Capital, 6%, 2034                                     1,394,000            1,342,917
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                   184,000              185,027
Verizon New York, Inc., 6.875%, 2012                                 5,306,000            5,531,134
---------------------------------------------------------------------------------------------------
                                                                                    $    21,834,240
---------------------------------------------------------------------------------------------------
Oil Services - 0.1%
---------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                       $  3,399,000      $     3,471,603
---------------------------------------------------------------------------------------------------
Oils - 0.1%
---------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                 $  3,308,000      $     3,604,509
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
---------------------------------------------------------------------------------------------------
Wyeth, 5.25%, 2013                                                $  2,590,000      $     2,625,659
---------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
---------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                $  1,173,000      $     1,321,565
Waste Management, Inc., 7.375%, 2010                                 1,731,000            1,883,835
---------------------------------------------------------------------------------------------------
                                                                                    $     3,205,400
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
---------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                            $  1,671,000      $     1,790,711
Union Pacific Corp., 6.125%, 2012                                      643,000              676,395
Union Pacific Corp., 5.375%, 2014                                    1,912,000            1,933,804
---------------------------------------------------------------------------------------------------
                                                                                    $     4,400,910
---------------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                 $  1,909,000      $     1,838,499
EOP Operating LP, 6.8%, 2009                                         3,551,000            3,712,919
EOP Operating Ltd., 8.1%, 2010                                       1,141,000            1,260,212
HRPT Properties Trust, 6.25%, 2016                                   1,930,000            1,966,741
Kimco Realty Corp., 6%, 2012                                           955,000              996,885
Simon Property Group LP, 6.375%, 2007                                1,691,000            1,727,938
Simon Property Group LP, 5.1%, 2015                                  1,764,000            1,706,061
Vornado Realty Trust, 5.625%, 2007                                   3,623,000            3,648,343
Vornado Realty Trust, 4.75%, 2010                                    1,743,000            1,691,738
---------------------------------------------------------------------------------------------------
                                                                                    $    18,549,336
---------------------------------------------------------------------------------------------------
Retailers - 0.1%
---------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                $  3,029,000      $     2,940,178
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
---------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                         $    397,000      $       398,672
Cingular Wireless LLC, 6.5%, 2011                                    1,528,000            1,635,082
Sprint Capital Corp., 6.875%, 2028                                   2,351,000            2,568,914
---------------------------------------------------------------------------------------------------
                                                                                    $     4,602,668
---------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.7%
---------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                            $  2,745,000      $     2,689,798
Fannie Mae, 3.25%, 2006                                              6,540,000            6,487,392
Fannie Mae, 3%, 2007                                                 6,683,000            6,549,754
Fannie Mae, 5.25%, 2007                                             10,161,000           10,220,452
Fannie Mae, 6%, 2008 - 2011                                         14,194,000           14,832,511
Fannie Mae, 6.625%, 2009 - 2010                                     12,910,000           13,835,329
Fannie Mae, 6.125%, 2012                                             6,618,000            7,082,120
Fannie Mae, 4.625%, 2014                                             3,177,000            3,139,559
Federal Home Loan Bank, 3.25%, 2006                                  4,290,000            4,258,293
Federal Home Loan Bank, 3.75%, 2006                                 13,735,000           13,642,083
Federal Home Loan Bank, 3.9%, 2008                                   1,665,000            1,637,281
Freddie Mac, 3.75%, 2006                                             6,464,000            6,410,252
Freddie Mac, 4.125%, 2009                                            6,874,000            6,729,289
Freddie Mac, 4.875%, 2013                                            3,881,000            3,899,357
Small Business Administration, 4.35%, 2023                           3,392,504            3,271,620
Small Business Administration, 4.77%, 2024                           1,208,247            1,191,105
Small Business Administration, 5.18%, 2024                           2,015,458            2,030,625
Small Business Administration, 5.52%, 2024                           3,095,461            3,168,272
Small Business Administration, 4.99%, 2024                           1,842,483            1,837,969
Small Business Administration, 4.95%, 2025                           1,617,201            1,610,593
Small Business Administration, 5.11%, 2025                           7,161,000            7,176,191
Small Business Administration, 5.09%, 2025                           2,500,000            2,501,490
Small Business Administration, 5.39%, 2025                           1,766,000            1,792,490
---------------------------------------------------------------------------------------------------
                                                                                    $   125,993,825
---------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 10.7%
---------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                $  1,979,000      $     2,187,104
U.S. Treasury Bonds, 9.875%, 2015                                    2,850,000            4,071,715
U.S. Treasury Bonds, 8%, 2021                                        7,129,000            9,821,588
U.S. Treasury Bonds, 6.25%, 2023                                    43,673,000           52,151,720
U.S. Treasury Bonds, 5.375%, 2031                                   17,675,000           19,853,992
U.S. Treasury Notes, 6.875%, 2006                                    6,788,000            6,849,248
U.S. Treasury Notes, 7%, 2006                                       29,446,000           29,835,924
U.S. Treasury Notes, 4.375%, 2007                                    1,617,000            1,615,674
U.S. Treasury Notes, 6.625%, 2007                                   15,980,000           16,444,411
U.S. Treasury Notes, 3%, 2007                                        2,385,000            2,325,561
U.S. Treasury Notes, 5.5%, 2008                                      5,222,000            5,338,884
U.S. Treasury Notes, 5.625%, 2008                                   61,750,000           63,433,676
U.S. Treasury Notes, 4.75%, 2008                                    54,721,000           55,246,814
U.S. Treasury Notes, 6.5%, 2010                                     34,676,000           37,405,383
U.S. Treasury Notes, 5%, 2011                                       12,191,000           12,556,255
U.S. Treasury Notes, 3.875%, 2013                                    1,950,000            1,890,053
U.S. Treasury Notes, 4.75%, 2014                                     2,373,000            2,430,749
U.S. Treasury Notes, 4.125%, 2015                                    2,865,000            2,802,216
U.S. Treasury Notes, 4.25%, 2015                                    17,642,000           17,413,889
U.S. Treasury Notes, TIPS, 4.25%, 2010                              10,000,996           10,841,700
U.S. Treasury Notes, TIPS, 3%, 2012                                 12,416,770           13,128,797
---------------------------------------------------------------------------------------------------
                                                                                    $   367,645,353
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
---------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                             $  2,792,000      $     2,704,951
DTE Energy Co., 7.05%, 2011                                          1,962,000            2,114,079
Duke Capital Corp., 8%, 2019                                         2,429,000            2,899,128
Exelon Generation Co. LLC, 6.95%, 2011                               2,921,000            3,149,530
FirstEnergy Corp., 6.45%, 2011                                       3,503,000            3,713,169
MidAmerican Energy Holdings Co., 3.5%, 2008                          1,432,000            1,381,664
MidAmerican Energy Holdings Co., 5.875%, 2012                          487,000              502,761
MidAmerican Funding LLC, 6.927%, 2029                                  395,000              441,969
Niagara Mohawk Power Corp., 7.75%, 2006                                824,000              832,814
Northeast Utilities, 8.58%, 2006                                        40,560               41,095
Oncor Electric Delivery Co., 7%, 2022                                2,506,000            2,785,361
Pacific Gas & Electric Co., 4.8%, 2014                               2,304,000            2,245,310
PSEG Power LLC, 6.95%, 2012                                            852,000              923,327
PSEG Power LLC, 8.625%, 2031                                         1,124,000            1,479,033
System Energy Resources, Inc., 5.129%, 2014(a)                       1,400,480            1,351,085
TXU Energy Co., 7%, 2013                                               853,000              909,011
Waterford 3 Funding Corp., 8.09%, 2017                                 226,441              240,641
---------------------------------------------------------------------------------------------------
                                                                                    $    27,714,928
---------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,322,769,577)                                       $ 1,311,380,337
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 2.8%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     97,374,334      $    97,374,334
---------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.6%
---------------------------------------------------------------------------------------------------
Goldman Sachs, 4.20%, dated 12/30/05, due 1/03/06, total to be received $54,701,515 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $ 54,676,000      $    54,676,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,355,666,881)(k)                              $ 3,523,794,755
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.5)%                                                 (86,199,952)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $ 3,437,594,803
---------------------------------------------------------------------------------------------------

(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(a) SEC Rule 144A restriction.
(k) As of December 31, 2005 the series had one security representing $228,952 and less than 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR              American Depository Receipt
FRN              Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR              Global Depository Receipt
TIPS             Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $94,821,874 of securities on loan
(identified cost, $3,355,666,881)                                                     $3,523,794,755
Cash                                                                                         104,290
Receivable for investments sold                                                               54,714
Receivable for series shares sold                                                          1,946,656
Interest and dividends receivable                                                         17,080,539
Other assets                                                                                     497
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $3,542,981,451
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                         $6,972,516
Payable for series shares reacquired                                                         648,678
Collateral for securities loaned, at value                                                97,374,334
Payable to affiliates
  Management fee                                                                             139,189
  Shareholder servicing costs                                                                  6,729
  Distribution fee                                                                            11,882
  Administrative services fee                                                                  1,035
Accrued expenses and other liabilities                                                       232,285
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $105,386,648
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $3,437,594,803
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $3,110,536,948
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                              168,123,849
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             76,955,763
Undistributed net investment income                                                       81,978,243
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $3,437,594,803
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                         166,521,887
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                          $2,572,095,618
  Shares outstanding                                                                     124,306,100
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $20.69
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                            $865,499,185
  Shares outstanding                                                                      42,215,787
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $20.50
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                $62,129,932
  Dividends                                                                                41,615,682
  Foreign taxes withheld                                                                     (367,011)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                          $103,378,603
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                          $24,397,903
  Distribution fee                                                                          1,856,317
  Shareholder servicing costs                                                               1,147,315
  Administrative services fee                                                                 350,050
  Independent trustees' compensation                                                           45,958
  Custodian fee                                                                               721,302
  Printing                                                                                    602,734
  Postage                                                                                       4,580
  Auditing fees                                                                                59,170
  Legal fees                                                                                   89,188
  Shareholder solicitation expenses                                                           169,512
  Miscellaneous                                                                                74,062
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                    $29,518,091
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                       (164,764)
  Reduction of expenses by investment adviser                                                 (15,855)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                      $29,337,472
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $74,041,131
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                $129,683,703
  Foreign currency transactions                                                               (32,212)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                        $129,651,491
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                           $(109,988,385)
  Translation of assets and liabilities in foreign currencies                                 (20,264)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                      $(110,008,649)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $19,642,842
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $93,683,973
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                     2005                      2004
CHANGE IN NET ASSETS
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $74,041,131              $57,168,401
Net realized gain (loss) on investments and foreign currency transactions                129,651,491              145,295,438
Net unrealized gain (loss) on investments and foreign currency translation              (110,008,649)              87,920,606
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $93,683,973             $290,384,445
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                         $(50,921,163)            $(32,901,330)
  Service Class                                                                          (12,933,984)              (7,121,596)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                          (99,830,806)                      --
  Service Class                                                                          (27,814,044)                      --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(191,499,997)            $(40,022,926)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                     $492,199,118             $607,771,110
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $394,383,094             $858,132,629
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 3,043,211,709            2,185,079,080
At end of period (including undistributed net investment income of $81,978,243
and $63,854,390, respectively)                                                        $3,437,594,803           $3,043,211,709
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                        2005             2004             2003             2002           2001
Net asset value, beginning of period                  $21.43           $19.58           $17.14           $18.60         $19.59
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.48            $0.46            $0.38            $0.45          $0.51
Net realized and unrealized gain (loss) on
investments and foreign currency                        0.06             1.72             2.37            (1.37)         (0.46)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.54            $2.18            $2.75           $(0.92)         $0.05
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.43)          $(0.33)          $(0.31)          $(0.30)        $(0.42)
From net realized gain on investments and
foreign currency transactions                          (0.85)              --               --            (0.24)         (0.62)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.28)          $(0.33)          $(0.31)          $(0.54)        $(1.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $20.69           $21.43           $19.58           $17.14         $18.60
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              2.82            11.32            16.32            (5.17)          0.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  0.84             0.83             0.84             0.86           0.89
Expenses after expense reductions (f)                   0.84             0.83             0.84             0.86           0.89
Net investment income                                   2.32             2.28             2.14             2.58           2.75
Portfolio turnover                                        46               57               53               73             98
Net assets at end of period (000 Omitted)         $2,572,096       $2,406,156       $1,790,999       $1,036,038       $684,964
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                        2005             2004             2003             2002           2001
Net asset value, beginning of period                  $21.25           $19.44           $17.05           $18.54         $19.56
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.42            $0.41            $0.33            $0.40          $0.45
Net realized and unrealized gain (loss) on
investments and foreign currency                        0.07             1.70             2.36            (1.36)         (0.44)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.49            $2.11            $2.69           $(0.96)         $0.01
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.39)          $(0.30)          $(0.30)          $(0.29)        $(0.41)
From net realized gain on investments and
foreign currency transactions                          (0.85)              --               --            (0.24)         (0.62)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.24)          $(0.30)          $(0.30)          $(0.53)        $(1.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $20.50           $21.25           $19.44           $17.05         $18.54
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              2.60            11.03            16.00            (5.35)          0.02
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.09             1.08             1.09             1.10           1.09
Expenses after expense reductions (f)                   1.09             1.08             1.09             1.10           1.09
Net investment income                                   2.08             2.04             1.87             2.37           2.44
Portfolio turnover                                        46               57               53               73             98
Net assets at end of period (000 Omitted)           $865,499         $637,055         $394,080         $175,535        $40,191
------------------------------------------------------------------------------------------------------------------------------

(d) Per share data are based on average shares outstanding.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Total Return Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 108 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. During the year ended December 31, 2005, the series' custodian fees were reduced by $140,667 under this arrangement. The series has entered into a commission recapture agreement, under which certain brokers will credit the series a portion of the commissions generated, to offset certain expenses of the series. For the year ended December 31, 2005, the series' custodian expenses were reduced by $24,097 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                              12/31/05      12/31/04
           Ordinary income (including
           any short-term capital gains)   $86,930,359   $40,022,926

           Long-term capital gain          104,569,638            --
           ---------------------------------------------------------
           Total distributions            $191,499,997   $40,022,926

As of December 31, 2005, the federal tax cost and the tax basis components of distributable earnings were as follows:

           Cost of investments                        $3,378,864,006
           ---------------------------------------------------------
           Gross appreciation                           $242,496,935
           Gross depreciation                            (97,566,186)
           ---------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                               $144,930,749
           ---------------------------------------------------------
           Undistributed ordinary income                $101,694,052
           Undistributed long-term capital gain           92,643,170
           Post-October capital loss deferral            (12,206,091)
           Other temporary differences                        (4,025)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

                                            EFFECTIVE
                                            BEGINNING      EFFECTIVE
                                            OF PERIOD        8/01/05

           First $3 billion of average
           daily net assets                     0.75%          0.75%

           Average daily net assets
           in excess of $3 billion              0.75%          0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $1,146,197 which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $794.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000. The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0107% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $15,855 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The series' investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $81,860 were accrued on July 28, 2004 and paid to the series on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                PURCHASES           SALES

        U.S. government securities           $580,638,775    $401,857,725
        -----------------------------------------------------------------
        Investments (non-U.S. government
        securities)                        $1,294,053,844  $1,057,238,149

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                         Year ended 12/31/05              Year ended 12/31/04
                                                                       SHARES           AMOUNT          SHARES          AMOUNT
INITIAL CLASS SHARES
Shares sold                                                           19,861,306      $411,611,963     25,154,609     $502,817,541
Shares issued to shareholders in reinvestment of distributions         7,660,161       150,751,969      1,694,198       32,901,330
Shares reacquired                                                    (15,518,026)     (318,881,174)    (6,031,845)    (120,430,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                            12,003,441      $243,482,758     20,816,962     $415,288,509

SERVICE CLASS SHARES
Shares sold                                                           13,598,030      $278,469,321     11,814,896     $234,580,214
Shares issued to shareholders in reinvestment of distributions         2,086,432        40,748,028        368,995        7,121,596
Shares reacquired                                                     (3,443,187)      (70,500,989)    (2,480,200)     (49,219,209)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                            12,241,275      $248,716,360      9,703,691     $192,482,601

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $21,991 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

(7) REDEMPTION IN-KIND

On September 23, 2005, the series paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $154,482,185. The redeeming shareholder received a pro rata share of each of the securities held by the series. The sale of such securities generated a realized gain of $19,698,222 which is non-taxable for the series.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Total Return Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Total Return Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Total Return Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                CUSTODIANS
Massachusetts Financial Services Company                          State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                   225 Franklin Street, Boston, MA 02110
02116-3741
                                                                  JP Morgan Chase Bank
DISTRIBUTOR                                                       One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                       New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                        INDEPENDENT REGISTERED PUBLIC
                                                                  ACCOUNTING FIRM
PORTFOLIO MANAGERS                                                Deloitte & Touche LLP
William P. Douglas                                                200 Berkeley Street, Boston, MA 02116
Kenneth J. Enright
Steven R. Gorham
Richard O. Hawkins
Alan T. Langsner
Michael W. Roberge
Brooks A. Taylor

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 24th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 7th percentile for the one-year period and the 13th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $3 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The series designates $104,569,638 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 32.08% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             VTR-ANN 02/06 64M

MFS(R) Variable Insurance Trust

ANNUAL REPORT 12/31/05

MFS(R) STRATEGIC INCOME SERIES

A path for pursuing opportunity

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) STRATEGIC INCOME SERIES

Objective: Seeks high current income by investing in fixed income securities. Its secondary objective is to provide a significant capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                4
----------------------------------------------------
EXPENSE TABLE                                      6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           7
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            26
----------------------------------------------------
TRUSTEES AND OFFICERS                             27
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     30
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             33
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    33
----------------------------------------------------
FEDERAL TAX INFORMATION                           33
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(b)

              Bonds                                             97.5%
              Cash & Other Net Assets                            2.3%
              Convertible Preferred                              0.2%

              MARKET SECTORS (b)

              High Yield Corporates                             33.4%
              ----------------------------------------------------------------
              Non-U.S. Government Bonds                         16.1%
              -------------------------------------------------------
              Emerging Market Debt                              12.6%
              -------------------------------------------------------
              High Grade Corporates                             11.8%
              -------------------------------------------------------
              Commercial Mortgage-Backed Securities              9.9%
              -------------------------------------------------------
              Mortgage-Backed Securities                         5.4%
              -------------------------------------------------------
              U.S. Treasury Securities                           4.2%
              -------------------------------------------------------
              U.S. Government Agencies                           3.6%
              -------------------------------------------------------
              Cash & Other Net Assets                            2.3%
              -------------------------------------------------------
              Asset Backed Securities                            0.5%
              -------------------------------------------------------
              U.S. Convertibles                                  0.2%
              -------------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                               32.0%
              -------------------------------------------------------
              AA                                                 1.5%
              -------------------------------------------------------
              A                                                  5.8%
              -------------------------------------------------------
              BBB                                               17.7%
              -------------------------------------------------------
              BB                                                20.9%
              -------------------------------------------------------
              B                                                 15.9%
              -------------------------------------------------------
              CCC                                                5.0%
              -------------------------------------------------------
              Not Rated                                          1.2%
              -------------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                                4.3
              -------------------------------------------------------
              Average Life (m)                               7.5 yrs.
              -------------------------------------------------------
              Average Maturity (m)                          10.7 yrs.
              -------------------------------------------------------
              Average Credit Quality of Rated Securities (a)     BBB+
              -------------------------------------------------------
              Average Short Term Quality                           A1
              -------------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                                     65.2%
              -------------------------------------------------------
              Germany                                            4.1%
              -------------------------------------------------------
              Russia                                             3.3%
              -------------------------------------------------------
              Mexico                                             2.7%
              -------------------------------------------------------
              United Kingdom                                     2.7%
              -------------------------------------------------------
              Ireland                                            2.3%
              -------------------------------------------------------
              Netherlands                                        2.1%
              -------------------------------------------------------
              France                                             2.1%
              -------------------------------------------------------
              New Zealand                                        1.9%
              -------------------------------------------------------
              All Others                                        13.6%
              -------------------------------------------------------

(b) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/05, unless otherwise noted.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended December 31, 2005, Initial Class shares of the MFS Strategic Income Series provided a total return of 1.89%, while Service Class shares provided a total return of 1.62%. These returns compare with the following returns over the same period for the series' multiple benchmarks:
10.73% for the J.P. Morgan Emerging Markets Bond Index Global, which tracks debt instruments in the emerging markets; 2.74% for the Lehman Brothers U.S. High-Yield Corporate Bond Index, which measures the universe of non-investment grade debt; 5.69% for the Citigroup World Government Bond Non-Dollar Hedged Index, which measures the currency-hedged government bond markets around the world, ex U.S.; and 2.43% for the Lehman Brothers U.S. Aggregate Bond Index, which is a measure of the U.S. investment grade bond market.

DETRACTORS FROM PERFORMANCE

The portfolio's position in weak-performing "BB"- and "BBB"-rated securities (bonds rated "BBB" or higher are considered investment grade; bonds rated "BB" or lower are considered non-investment grade) held back relative performance during the period.

Our foreign currency exposure also detracted from results as the U.S. Dollar was strong versus most developed market currencies throughout the year. Among individual holdings, packaging company Pliant was among the portfolio's top detractors for the period.

CONTRIBUTORS TO PERFORMANCE

The portfolio's short duration stance (duration is a measure of a portfolio's sensitivity to changes in interest rates) boosted relative results as short-term rates rose during the period. Our positioning along the yield curve (a yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates) and our holdings of some emerging market sovereign bonds from the governments of Brazil, Russia, and Panama also contributed to relative performance.

Respectfully,

James J. Calmas           Robert D. Persons       Scott B. Richards
Portfolio Manager         Portfolio Manager       Portfolio Manager

Matthew W. Ryan           Erik S. Weisman
Portfolio Manager         Portfolio Manager

Note to Shareholders: Effective October 1, 2005, William J. Adams is no longer a manager of the portfolio.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/05

The information below illustrates the historical performance of the series in comparison to its benchmarks. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS NET OF FEES AND CHARGES IMPOSED BY INSURANCE COMPANY SEPARATE ACCOUNTS, CONTACT THE VARIABLE PRODUCT'S ISSUING INSURANCE COMPANY. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT OWNER WOULD PAY ON DISTRIBUTIONS OR THE REDEMPTION OF CONTRACT UNITS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the 10-year period ended December 31, 2005.


                                                                                           Citigroup World
               MFS Strategic            Lehman Brothers          Lehman Brothers           Government Bond          J.P. Morgan
              Income Series --          U.S. Aggregate      U.S. High-Yield Corporate        Non-Dollar          Emerging Markets
                Initial Class             Bond Index               Bond Index               Hedged Index         Bond Index Global
12/95             $10,000                   $10,000                 $10,000                   $10,000                $10,000
12/96              10,403                    10,363                  11,358                    13,523                 11,182
12/97              10,286                    11,364                  12,801                    15,138                 12,419
12/98              11,098                    12,351                  12,964                    13,391                 13,851
12/99              10,821                    12,249                  13,319                    16,628                 14,250
12/00              11,351                    13,673                  12,096                    19,024                 15,624
12/01              11,890                    14,828                  12,426                    19,282                 16,579
12/02              12,889                    16,348                  12,559                    21,811                 17,715
12/03              14,227                    17,019                  15,899                    27,407                 18,048
12/04              15,327                    17,758                  17,543                    30,622                 18,982
12/05              15,616                    18,189                  18,844                    33,909                 20,063

TOTAL RETURNS THROUGH 12/31/05

AVERAGE ANNUAL TOTAL RETURNS

   Share class     Class inception date      1-yr        5-yr       10-yr
----------------------------------------------------------------------------
     Initial              6/14/94              1.89%       6.59%       4.56%
----------------------------------------------------------------------------
     Service              5/01/00              1.62%       6.36%       4.40%
----------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
----------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond
Index (s)                                      2.43%       5.87%       6.16%
----------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield
Corporate Bond Index (s)                       2.74%       8.85%       6.54%
----------------------------------------------------------------------------
J.P. Morgan Emerging Markets Bond Index
Global (b)                                    10.73%      12.25%      12.99%
----------------------------------------------------------------------------
Citigroup World Government Bond Non-
Dollar Hedged Index (s)                        5.69%       5.13%       7.21%
----------------------------------------------------------------------------

(s) Source: Standard & Poor's Micropal, Inc.
(b) Source: Bloomberg

INDEX DEFINITIONS

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

J.P. Morgan Emerging Markets Bond Index Global (the EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

Citigroup World Government Bond Non-Dollar Hedged Index - is a market capitalization weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class share performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of any dividends and capital gains distributions.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio's yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives involve risks different from, and greater than, those of the underlying indicator's in whose value the derivative is based. The value of the derivative can move in unexpected ways and result in unanticipated losses and increased volatility if the value of the underlying indicator(s) does not move in the direction or the extent anticipated. Foreign investments can be more volatile than U.S. investments. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your units, they may be worth more or less than the amount you paid for them.

Please see the prospectus for further information regarding these and other risks considerations.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
         Actual             0.89%      $1,000.00      $1,007.60         $4.50
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)    0.89%      $1,000.00      $1,020.72         $4.53
--------------------------------------------------------------------------------
         Actual             1.14%      $1,000.00      $1,007.70         $5.77
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)    1.14%      $1,000.00      $1,019.46         $5.80
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Bonds - 96.2%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.1%
----------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $    175,000     $    175,875
EchoStar DBS Corp., 6.375%, 2011                                             95,000           91,438
Innova S. de R.L., 9.375%, 2013                                              31,000           34,410
Intelsat Ltd., 8.625%, 2015(a)                                               90,000           90,900
Lamar Media Corp., 7.25%, 2013                                              115,000          119,313
Liberty Media Corp., 5.7%, 2013                                             100,000           93,176
News America Holdings, 7.7%, 2025                                            37,000           42,453
Panamsat Holding Corp., 10.375% to 2014                                     120,000           84,000
Paxson Communications Corp., FRN, 10.7769%, 2013(a)                          80,000           76,900
----------------------------------------------------------------------------------------------------
                                                                                        $    808,465
----------------------------------------------------------------------------------------------------
Aerospace - 0.2%
----------------------------------------------------------------------------------------------------
Transdigm Holding Co., 8.375%, 2011                                    $     75,000     $     78,938
----------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                               $     87,101     $     77,656
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
----------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                       $     45,000     $     50,175
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 10.4%
----------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                        $    336,000     $    340,258
ARCap, Inc., "H", 6.1%, 2045(a)                                             100,000           92,438
Asset Securitization Corp., FRN, 8.2925%, 2029                              122,044          129,465
Asset Securitization Corp., FRN, 8.7825%, 2029(a)                            85,000           77,390
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                     20,000           19,731
CPS Auto Receivables Trust, 2.89%, 2009(a)                                   29,339           28,665
Crest Ltd., 7%, 2040(a)                                                     137,000          130,739
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                       153,000          162,442
DLJ Commercial Mortgage Corp., 6.04%, 2031                                  185,000          187,677
Falcon Franchise Loan Corp., 6.5%, 2014(a)                                  250,000          214,531
Falcon Franchise Loan LLC, FRN, 3.7884%, 2025(i)                            669,403          110,104
First Union National Bank Commercial Mortgage Trust,
FRN, 0.9557%, 2043(a)(i)                                                  2,290,839           92,472
First Union-Lehman Brothers Bank of America, FRN, 0.5348%, 2035(i)        4,889,855           96,992
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029(a)          153,000          166,383
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029           153,027          170,253
GE Capital Commercial Mortgage Corp., 6.496%, 2033                          186,715          197,314
GMAC Commercial Mortgage Securities, Inc., FRN, 7.661%, 2034(a)             147,000          159,947
Lehman Brothers Commercial Conduit Mortgage Trust,
FRN, 1.1593%, 2030(i)                                                     1,481,947           39,389
Morgan Stanley Capital I, Inc., FRN, 1.4906%, 2014(a)(i)                  1,332,449           86,921
Morgan Stanley Capital I, Inc., 7.18%, 2009                                 140,000          144,467
Morgan Stanley Capital I, Inc., 6.86%, 2010                                 185,000          187,426
Mortgage Capital Funding, Inc., 6.337%, 2031                                149,552          153,058
Mortgage Capital Funding, Inc., FRN, 0.7852%, 2031(i)                     1,376,119           20,436
Preferred Term Securities IV Ltd., 6.7469%, 2031(a)                         140,000          141,750
Prudential Securities Secured Financing Corp.,
FRN, 7.4486%, 2013(a)                                                       171,000          184,784
Salomon Brothers Mortgage Securities, Inc.,
FRN, 6.9963%, 2012(a)                                                       224,179          239,480
TIAA Real Estate CDO Ltd., 7.17%, 2032(a)                                   265,038          270,208
Wachovia Bank Commercial Mortgage Trust, FRN, 5.155%, 2044                  158,000          160,684
----------------------------------------------------------------------------------------------------
                                                                                        $  4,005,404
----------------------------------------------------------------------------------------------------
Automotive - 1.6%
----------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                      $    197,000     $    171,851
General Motors Acceptance Corp., 5.85%, 2009                                169,000          151,192
General Motors Acceptance Corp., 6.75%, 2014                                 55,000           49,479
General Motors Corp., 8.375%, 2033                                          109,000           71,940
Lear Corp., 8.11%, 2009                                                      25,000           23,268
Navistar International Corp., 7.5%, 2011                                    120,000          114,300
TRW Automotive, Inc., 9.375%, 2013                                           36,000           38,970
TRW Automotive, Inc., 11%, 2013                                               6,000            6,735
----------------------------------------------------------------------------------------------------
                                                                                        $    627,735
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.7%
----------------------------------------------------------------------------------------------------
Banco De Estado de Sao Paulo S.A., 8.7%, 2049(a)                       $     77,000     $     79,021
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014(a)              164,000          162,770
BNP Paribas, 5.186% to 2015, FRN to 2049(a)                                 103,000           99,924
Bosphorus Financial Services Ltd., FRN, 6.14%, 2012(a)                      100,000          100,513
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049(a)             100,000           96,901
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                        102,000          101,218
DFS Funding Corp., FRN, 6.4913%, 2010(a)                                    114,000          116,565
Kazkommerts International B.V., 10.125%, 2007(a)                             14,000           14,770
Kazkommerts International B.V., 10.125%, 2007                                20,000           21,100
Kazkommerts International B.V., 8.5%, 2013                                   20,000           21,650
Mizuho Financial Group, Inc., 5.79%, 2014(a)                                167,000          172,524
Royal Bank of Scotland Group PLC, 9.118%, 2049                               93,000          106,541
Turanalem Finance B.V., 8%, 2014(a)                                         100,000          103,500
UFJ Finance Aruba AEC, 6.75%, 2013                                           70,000           76,431
UniCredito Italiano Capital Trust II, 9.2% to 2010,
FRN to 2049(a)                                                              125,000          144,781
----------------------------------------------------------------------------------------------------
                                                                                        $  1,418,209
----------------------------------------------------------------------------------------------------
Biotechnology - 0.4%
----------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                     $    135,000     $    137,317
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.8%
----------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014(a)                          $    160,000     $    159,200
CSC Holdings, Inc., 8.125%, 2009                                            165,000          166,650
Mediacom Broadband LLC, 9.5%, 2013                                           50,000           48,813
Mediacom Broadband LLC, 11%, 2013                                            50,000           53,750
Rogers Cable, Inc., 5.5%, 2014                                              109,000          102,051
TCI Communications, Inc., 9.8%, 2012                                         81,000           97,718
Time Warner Entertainment Co., LP, 8.375%, 2033                              68,000           80,326
----------------------------------------------------------------------------------------------------
                                                                                        $    708,508
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.1%
----------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc., 5.35%, 2010                                $     24,000     $     24,164
----------------------------------------------------------------------------------------------------
Building - 0.7%
----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                             $    100,000     $    104,179
Jacuzzi Brands, Inc., 9.625%, 2010                                           40,000           42,500
Nortek Holdings, Inc., 8.5%, 2014                                            70,000           67,550
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                           105,000           65,625
----------------------------------------------------------------------------------------------------
                                                                                        $    279,854
----------------------------------------------------------------------------------------------------
Business Services - 1.5%
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                      $    185,000     $    192,863
Iron Mountain, Inc., 7.75%, 2015                                             20,000           20,150
Lucent Technologies, Inc., 5.5%, 2008                                       150,000          149,250
SunGard Data Systems, Inc., 10.25%, 2015(a)                                  40,000           40,000
Xerox Corp., 7.625%, 2013                                                   160,000          168,800
----------------------------------------------------------------------------------------------------
                                                                                        $    571,063
----------------------------------------------------------------------------------------------------
Chemicals - 1.9%
----------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                               $    143,000     $    159,088
Equistar Chemicals LP, 10.625%, 2011                                        100,000          110,000
Huntsman International LLC, 10.125%, 2009                                    90,000           92,925
Kronos International, Inc., 8.875%, 2009                            EUR      10,000           12,376
Lyondell Chemical Co., 11.125%, 2012                                   $    125,000          139,844
Nalco Co., 7.75%, 2011                                                       55,000           56,513
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                           75,000           56,250
NOVA Chemicals Corp., 6.5%, 2012                                             60,000           58,125
Rhodia S.A., 8.875%, 2011                                                    60,000           61,500
----------------------------------------------------------------------------------------------------
                                                                                        $    746,621
----------------------------------------------------------------------------------------------------
Construction - 0.2%
----------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                            $     80,000     $     85,260
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
----------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                    $    110,000     $    108,350
Revlon Consumer Products Corp., 9.5%, 2011                                  105,000           95,813
----------------------------------------------------------------------------------------------------
                                                                                        $    204,163
----------------------------------------------------------------------------------------------------
Containers - 0.9%
----------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015(a)                                         $     70,000     $     72,450
Owens-Brockway Glass Container, Inc., 8.875%, 2009                           85,000           88,719
Owens-Brockway Glass Container, Inc., 8.25%, 2013                           165,000          170,363
Plastipak Holdings, Inc., 8.5%, 2015(a)                                      15,000           15,150
Pliant Corp., 11.125%, 2009                                                  15,000           13,350
----------------------------------------------------------------------------------------------------
                                                                                        $    360,032
----------------------------------------------------------------------------------------------------
Defense Electronics - 0.8%
----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015(a)                              $    139,000     $    136,213
L-3 Communications Holdings, Inc., 6.125%, 2014                             170,000          168,300
----------------------------------------------------------------------------------------------------
                                                                                        $    304,513
----------------------------------------------------------------------------------------------------
Electronics - 0.3%
----------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                             $    100,000     $    101,625
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.4%
----------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013(a)                                           $    110,000     $    132,550
Gazprom OAO, 9.625%, 2013                                                   100,000          120,500
Gazprom OAO, 8.625%, 2034(a)                                                109,000          137,885
Pemex Project Funding Master Trust, 7.375%, 2014                             83,000           92,213
Pemex Project Funding Master Trust, 8.625%, 2022                            133,000          163,923
Petronas Capital Ltd., 7.875%, 2022(a)                                      100,000          125,179
Petronas Capital Ltd., 7.875%, 2022                                         115,000          143,956
----------------------------------------------------------------------------------------------------
                                                                                        $    916,206
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 6.3%
----------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.005%, 2012                               $    181,000     $    139,029
Federal Republic of Brazil, 7.875%, 2015                                     21,000           22,365
Federal Republic of Brazil, 8%, 2018                                         44,000           47,476
Federal Republic of Brazil, 8.875%, 2019                                     53,000           59,387
Federal Republic of Brazil, FRN, 5.25%, 2012                                204,180          201,628
Federal Republic of Brazil, FRN, 5.1875%, 2024                              120,000          116,850
Republic of Colombia, FRN, 6.1422%, 2015                                    100,000          102,375
Republic of Korea, 5.58%, 2025                                              118,000          119,330
Republic of Panama, 9.375%, 2029                                            136,000          171,020
Republic of Peru, 5%, 2017                                                   60,760           56,659
Republic of South Africa, 9.125%, 2009                                       33,000           37,001
Republic of South Africa, 8.5%, 2017                                         70,000           88,200
Russian Federation, 3%, 2008                                                421,000          399,276
Russian Federation, 3%, 2011                                                290,000          258,825
Russian Federation, 11%, 2018                                                52,000           76,965
State of Qatar, 9.75%, 2030                                                  53,000           80,958
United Mexican States, 6.375%, 2013                                          14,000           14,875
United Mexican States, 6.625%, 2015                                         103,000          112,785
United Mexican States, 8.125%, 2019                                         203,000          249,183
United Mexican States, 8.3%, 2031                                            45,000           57,825
----------------------------------------------------------------------------------------------------
                                                                                        $  2,412,012
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                  $    145,000     $    145,000
Chesapeake Energy Corp., 6.875%, 2016                                        25,000           25,625
Clayton Williams Energy, Inc., 7.75%, 2013                                  115,000          110,400
Kerr-McGee Corp., 6.95%, 2024                                               170,000          180,316
Newfield Exploration Co., 6.625%, 2014                                       70,000           71,225
Pioneer Natural Resource Co., 6.5%, 2008                                     69,000           70,505
Plains Exploration & Production Co., 7.125%, 2014                            70,000           72,450
----------------------------------------------------------------------------------------------------
                                                                                        $    675,521
----------------------------------------------------------------------------------------------------
Entertainment - 1.0%
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $    101,000     $     99,359
Loews Cineplex Entertainment Corp., 9%, 2014                                 55,000           55,550
Six Flags, Inc., 9.75%, 2013                                                150,000          147,188
Turner Broadcasting System, Inc., 8.375%, 2013                               70,000           80,612
----------------------------------------------------------------------------------------------------
                                                                                        $    382,709
----------------------------------------------------------------------------------------------------
Financial Institutions - 0.4%
----------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.25%, 2011                                        $    170,000     $    170,087
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.1%
----------------------------------------------------------------------------------------------------
Dean Foods Co., 6.625%, 2009                                           $     40,000     $     40,750
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
----------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                 $    130,000     $    130,000
Graphic Packaging International Corp., 8.5%, 2011                           120,000          120,300
JSG Funding PLC, 7.75%, 2015                                        EUR      95,000           98,610
MDP Acquisitions PLC, 9.625%, 2012                                     $     95,000           95,000
Stone Container Corp., 7.375%, 2014                                         110,000          100,100
----------------------------------------------------------------------------------------------------
                                                                                        $    544,010
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.9%
----------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                              $     65,000     $     68,088
Boyd Gaming Corp., 6.75%, 2014                                              110,000          109,175
Host Marriott LP, 7.125%, 2013                                               90,000           93,600
Host Marriott LP, 6.375%, 2015                                               90,000           89,775
Majestic Star Casino, LLC, 9.5%, 2010                                        15,000           15,788
Majestic Star Casino, LLC, 9.75%, 2011(a)                                    10,000           10,100
MGM Mirage, Inc., 8.375%, 2011                                              195,000          208,650
Pinnacle Entertainment, Inc., 8.75%, 2013                                   120,000          127,800
Royal Caribbean Cruises Ltd., 8%, 2010                                       95,000          103,181
Scientific Games Corp., 6.25%, 2012                                          85,000           83,619
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                     100,000          110,250
Station Casinos, Inc., 6.5%, 2014                                            85,000           85,850
----------------------------------------------------------------------------------------------------
                                                                                        $  1,105,876
----------------------------------------------------------------------------------------------------
Industrial - 0.9%
----------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011(a)                               $    145,000     $    155,150
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                            80,000           80,400
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                  115,000           91,425
Milacron Escrow Corp., 11.5%, 2011                                           45,000           38,475
----------------------------------------------------------------------------------------------------
                                                                                        $    365,450
----------------------------------------------------------------------------------------------------
Insurance - 1.8%
----------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                        $    389,000     $    369,989
ING Groep N.V., 5.775% to 2015, FRN to 2049                                 240,000          243,240
UnumProvident Corp., 7.625%, 2011                                            40,000           43,140
UnumProvident Finance Co., 6.85%, 2015(a)                                    40,000           41,665
----------------------------------------------------------------------------------------------------
                                                                                        $    698,034
----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.0%
----------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                              EUR     105,000     $    134,665
AXIS Capital Holdings Ltd., 5.75%, 2014                                $     90,000           90,019
St. Paul Travelers Cos., Inc., 5.5%, 2015                                   131,000          131,943
Willis Group North America, Inc., 5.625%, 2015                               44,000           43,983
----------------------------------------------------------------------------------------------------
                                                                                        $    400,610
----------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.8%
----------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.328%, 2007                                      EUR     156,000     $    184,202
Landesbank Baden-Wurttemberg, 2.185%, 2007                          EUR      52,000           61,504
Landesbank Baden-Wurttemberg, 2.321%, 2007                          EUR      49,000           57,947
----------------------------------------------------------------------------------------------------
                                                                                        $    303,653
----------------------------------------------------------------------------------------------------
International Market Sovereign - 15.0%
----------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                             EUR     534,000     $    640,964
Federal Republic of Germany, 3.75%, 2015                            EUR     146,000          178,933
Federal Republic of Germany, 6.25%, 2030                            EUR      36,000           60,776
Government of Australia, 6.25%, 2015                                AUD     219,000          172,938
Government of New Zealand, 6%, 2008                                 NZD     159,000          108,570
Government of New Zealand, 7%, 2009                                 NZD     115,000           81,059
Government of New Zealand, 6.5%, 2013                               NZD     603,000          430,796
Government of New Zealand, 6%, 2015                                 NZD     133,000           92,745
Kingdom of Netherlands, 5.75%, 2007                                 EUR     212,000          259,053
Kingdom of Netherlands, 3.75%, 2009                                 EUR     251,000          304,389
Kingdom of Spain, 6%, 2008                                          EUR     234,000          293,303
Kingdom of Spain, 5.35%, 2011                                       EUR     140,000          184,692
Republic of Austria, 5.5%, 2007                                     EUR     247,000          305,674
Republic of Finland, 5.375%, 2013                                   EUR     401,000          542,372
Republic of France, 4.75%, 2007                                     EUR     445,000          541,039
Republic of France, 4.75%, 2012                                     EUR      45,000           58,304
Republic of France, 6%, 2025                                        EUR      20,000           31,855
Republic of Ireland, 4.25%, 2007                                    EUR     453,000          548,783
Republic of Ireland, 4.6%, 2016                                     EUR      46,000           60,346
United Kingdom Treasury, 5.75%, 2009                                GBP     245,000          444,701
United Kingdom Treasury, 8%, 2015                                   GBP     192,000          435,367
----------------------------------------------------------------------------------------------------
                                                                                        $  5,776,659
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.2%
----------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                $     15,000     $     13,988
Case New Holland, Inc., 9.25%, 2011                                         100,000          107,000
Manitowoc Co., Inc., 10.5%, 2012                                             59,000           65,490
Terex Corp., 10.375%, 2011                                                   65,000           68,900
Terex Corp., 7.375%, 2014                                                   125,000          123,750
United Rentals, Inc., 6.5%, 2012                                            105,000          102,244
----------------------------------------------------------------------------------------------------
                                                                                        $    481,372
----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015(a)                               $     45,000     $     45,394
Baxter International, Inc., 9.5%, 2008                                       67,000           73,368
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                             75,000           45,938
DaVita, Inc., 6.625%, 2013                                                   35,000           35,613
HCA, Inc., 6.375%, 2015                                                     170,000          171,842
Omnicare, Inc., 6.875%, 2015                                                 15,000           15,225
Triad Hospitals, Inc., 7%, 2013                                              65,000           65,163
----------------------------------------------------------------------------------------------------
                                                                                        $    452,543
----------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
----------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                       $     40,000     $     39,400
Codelco, Inc., 5.625%, 2035(a)                                              100,000           99,787
Foundation PA Coal Co., 7.25%, 2014                                          10,000           10,338
International Steel Group, Inc., 6.5%, 2014                                  91,000           91,000
Massey Energy Co., 6.875%, 2013(a)                                           40,000           40,350
Peabody Energy Corp., "B", 6.875%, 2013                                      90,000           93,600
U.S. Steel Corp., 9.75%, 2010                                                67,000           72,863
----------------------------------------------------------------------------------------------------
                                                                                        $    447,338
----------------------------------------------------------------------------------------------------
Mortgage Backed - 5.4%
----------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                            $    747,595     $    757,900
Fannie Mae, 5.5%, 2020 - 2035                                             1,337,564        1,338,165
----------------------------------------------------------------------------------------------------
                                                                                        $  2,096,065
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.7%
----------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                         $     35,000     $     37,405
Atlas Pipeline Partners LP, 8.125%, 2015(a)                                  15,000           15,131
CenterPoint Energy Resources Corp., 7.875%, 2013                            192,000          219,569
El Paso Energy Corp., 7%, 2011                                               60,000           59,550
El Paso Energy Corp., 7.75%, 2013                                           110,000          114,125
Enterprise Products Operating LP, 6.375%, 2013                               72,000           75,377
Kinder Morgan Finance Corp., 5.35%, 2011(a)                                 169,000          169,242
Southern Natural Gas Co., Inc., 8.875%, 2010                                135,000          144,277
Williams Cos., Inc., 7.125%, 2011                                           205,000          212,944
----------------------------------------------------------------------------------------------------
                                                                                        $  1,047,620
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.5%
----------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                               $    168,000     $    185,220
Deutsche Telekom International Finance B.V., 8%, 2010                        58,000           65,759
Eircom Funding PLC, 8.25%, 2013                                              60,000           64,200
MCI, Inc., 8.735%, 2014                                                     100,000          110,625
Qwest Corp., 8.875%, 2012                                                    50,000           56,375
Telecom Italia Capital, 4.875%, 2010                                         26,000           25,490
Time Warner Telecom Holdings, Inc., 9.25%, 2014                              60,000           63,300
----------------------------------------------------------------------------------------------------
                                                                                        $    570,969
----------------------------------------------------------------------------------------------------
Oils - 0.4%
----------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                               $    140,000     $    149,244
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
----------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                          $     80,000     $     68,000
Cenveo, Inc., 9.625%, 2012                                                   99,000          106,920
Dex Media East LLC, 9.875%, 2009                                            100,000          108,125
Dex Media West LLC, 9.875%, 2013                                            142,000          157,620
Lighthouse International Co. S.A., 8%, 2014(a)                      EUR      80,000          100,310
MediaNews Group, Inc., 6.875%, 2013                                    $    135,000          129,094
----------------------------------------------------------------------------------------------------
                                                                                        $    670,069
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
----------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                          $     25,000     $     28,500
----------------------------------------------------------------------------------------------------
Retailers - 1.0%
----------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                          $    125,000     $    128,750
GSC Holdings Corp., 8%, 2012(a)                                              40,000           37,600
Limited Brands, Inc., 5.25%, 2014                                           113,000          106,658
Rite Aid Corp., 8.125%, 2010                                                115,000          117,013
----------------------------------------------------------------------------------------------------
                                                                                        $    390,021
----------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
----------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                             $     27,000     $     26,295
----------------------------------------------------------------------------------------------------
Supranational - 0.3%
----------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012(a)                                 $    100,000     $     97,018
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.6%
----------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                      $     84,000     $     94,710
America Movil S.A. de C.V., 5.75%, 2015                                     114,000          114,388
American Tower Corp., 7.125%, 2012                                           70,000           72,100
American Tower Escrow Corp., 0%, 2008                                       125,000           97,813
Centennial Communications Corp., 10%, 2013(a)                                10,000           10,100
Centennial Communications Corp., 10.125%, 2013                               50,000           54,375
Mobile TeleSystems OJSC, 9.75%, 2008(a)                                     101,000          107,313
Nextel Communications, Inc., 5.95%, 2014                                    195,000          196,021
Rogers Wireless, Inc., 7.5%, 2015                                           110,000          118,800
Rural Cellular Corp., 9.875%, 2010                                           75,000           79,125
U.S. Unwired, Inc., 10%, 2012                                                50,000           56,250
----------------------------------------------------------------------------------------------------
                                                                                        $  1,000,995
----------------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                      $    114,000     $    116,280
----------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
----------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014(a)                                           $     30,000     $     30,563
Stena AB, 7%, 2016                                                           50,000           45,750
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                      35,000           35,350
----------------------------------------------------------------------------------------------------
                                                                                        $    111,663
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.6%
----------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                $    190,000     $    188,472
Fannie Mae, 4.25%, 2007                                                     400,000          396,394
Small Business Administration, 6.35%, 2021                                  137,092          143,967
Small Business Administration, 4.99%, 2024                                  215,243          214,716
Small Business Administration, 4.625%, 2025                                  97,677           95,205
Small Business Administration, 4.86%, 2025                                  245,238          242,623
Small Business Administration, 5.11%, 2025                                   86,000           86,182
----------------------------------------------------------------------------------------------------
                                                                                        $  1,367,559
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.1%
----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008                                       $    635,000     $    617,414
U.S. Treasury Notes, 4.125%, 2015                                            53,000           51,839
U.S. Treasury Notes, 4.25%, 2015                                            120,000          118,448
U.S. Treasury Notes, TIPS, 0.875%, 2010                                      77,801           73,962
U.S. Treasury Notes, TIPS, 3%, 2012                                          88,620           93,702
U.S. Treasury Notes, TIPS, 2%, 2014                                         375,111          373,015
U.S. Treasury Notes, TIPS, 1.625%, 2015                                     278,508          268,314
----------------------------------------------------------------------------------------------------
                                                                                        $  1,596,694
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.3%
----------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015(a)                                                 $    135,000     $    147,825
Allegheny Energy Supply Co., LLC, 8.25%, 2012(a)                            185,000          208,588
Beaver Valley Funding Corp., 9%, 2017                                       173,000          198,443
CMS Energy Corp., 8.5%, 2011                                                100,000          108,875
DPL, Inc., 6.875%, 2011                                                      97,000          102,214
Duke Capital Corp., 8%, 2019                                                 66,000           78,774
Dynegy Holdings, Inc., 9.875%, 2010(a)                                       80,000           87,700
Empresa Nacional de Electricidad S.A., 8.35%, 2013                           13,000           14,806
Enersis S.A., 7.375%, 2014                                                  177,000          190,386
FirstEnergy Corp., 6.45%, 2011                                               94,000           99,640
HQI Transelec Chile S.A., 7.875%, 2011                                      130,000          143,861
Mirant North America LLC, 7.375%, 2013                                       35,000           35,394
MSW Energy Holdings LLC, 7.375%, 2010                                        70,000           71,925
NorthWestern Corp., 5.875%, 2014                                            105,000          105,197
NRG Energy, Inc., 8%, 2013                                                   59,000           65,785
Texas Genco LLC, 6.875%, 2014(a)                                            180,000          194,850
TXU Corp., 5.55%, 2014                                                      190,000          180,451
----------------------------------------------------------------------------------------------------
                                                                                        $  2,034,714
----------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $36,948,818)                                              $ 37,066,238
----------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.2%
----------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                                   2,350     $     35,015
Ford Motor Co. Capital Trust II, 6.5%                                         1,380           38,088
----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $111,444)                          $     73,103
----------------------------------------------------------------------------------------------------
Preferred Stock - 0%
----------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost, $7,521)                     275     $      7,123
----------------------------------------------------------------------------------------------------
Portfolio of Investments - continued
Short-Term Obligation - 1.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06, at Amortized
Cost(y)                                                                $    653,000     $    652,848
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $37,720,631)                                        $ 37,799,312
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.9%                                                        714,825
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $ 38,514,137
----------------------------------------------------------------------------------------------------
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.
                                                                                        NET UNREALIZED
      CONTRACTS TO                                                          CONTRACTS     APPRECIATION
    DELIVER/RECEIVE               SETTLEMENT DATE    IN EXCHANGE FOR         AT VALUE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
SALES
------------------------------------------------------------------------------------------------------
              AUD   111,303       2/06/06 - 2/07/06         $   82,879       $   81,584        $  1,295
              EUR 2,961,731       1/23/06 - 2/21/06          3,480,591        3,513,599         (33,008)
              GBP   505,491                 1/31/06            897,744          868,740          29,004
              NZD 1,064,966                 2/07/06            750,758          724,078          26,680
------------------------------------------------------------------------------------------------------
                                                            $5,211,972       $5,188,001        $ 23,971
------------------------------------------------------------------------------------------------------
PURCHASES
------------------------------------------------------------------------------------------------------
              AUD     1,080                 2/07/06         $      788       $      792        $      4
              CAD    46,099                 1/18/06             39,860           39,657            (203)
              DKK    33,657                 1/17/06              5,317            5,341              24
              EUR   426,320       1/23/06 - 2/21/06            506,606          505,362          (1,244)
              JPY 8,932,607                 1/18/06             76,000           75,869            (131)
              NOK   946,296                 1/17/06            142,113          140,274          (1,839)
------------------------------------------------------------------------------------------------------
                                                            $  770,684       $  767,295         $(3,389)
------------------------------------------------------------------------------------------------------

At December 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $2,472 with Merrill Lynch International.

CREDIT DEFAULT SWAPS
                                                                                             UNREALIZED
             NOTIONAL PRINCIPAL                                                            APPRECIATION
EXPIRATION   AMOUNT OF CONTRACT                  DESCRIPTION                             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
12/20/12               $150,000  Agreement between the series and Merrill Lynch                   $(26)
                                 Capital Services to exchange the credit risk
                                 of Bear Stearns Co., Inc. As a buyer of
                                 protection, the series agrees to pay Merrill
                                 Lynch quarterly at a fixed annual rate of
                                 0.30% of the notional amount of $150,000 until
                                 maturity on December 20, 2012. If Bear Stearns
                                 Co., Inc. experiences one of the following
                                 credit events: bankruptcy, failure to pay, or
                                 a restructuring, the series would then
                                 purchase $150,000 par of Bear Stearns bonds at
                                 the post credit event market price, and then
                                 deliver those bonds to Merrill Lynch, who in
                                 turn would deliver $150,000 in cash to the series.

At December 31, 2005, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts. The following abbreviations are used in the Portfolio of Investments and are defined:

FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS   Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in
U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          AUD      Australian Dollar                         GBP      British Pound
          CAD      Canadian Dollar                           JPY      Japanese Yen
          DKK      Danish Krone                              NOK      Norwegian Krone
          EUR      Euro                                      NZD      New Zealand Dollar

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES

This statement represents your series' balance sheet, which details the assets and liabilities composing the total value of your series.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $37,720,631)                                      $37,799,312
Cash                                                                                          168,968
Receivable for forward foreign currency exchange contracts                                     58,698
Receivable for forward foreign currency exchange contracts subject to
master netting agreements                                                                       2,472
Receivable for investments sold                                                               291,446
Receivable for series shares sold                                                              11,754
Interest and dividends receivable                                                             574,558
Receivable from investment adviser                                                             54,583
Other assets                                                                                      249
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $38,962,040
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                       $38,116
Payable for investments purchased                                                             280,452
Payable for series shares reacquired                                                           52,657
Unrealized depreciation on credit default swap agreements                                          26
Payable to affiliates
  Management fee                                                                                1,584
  Shareholder servicing costs                                                                     129
  Distribution fee                                                                                 85
  Administrative services fee                                                                      67
Accrued expenses and other liabilities                                                         74,787
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $447,903
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $38,514,137
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $36,522,425
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                    99,476
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                                  10,099
Undistributed net investment income                                                         1,882,137
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $38,514,137
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,625,696
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                              $32,323,446
  Shares outstanding                                                                        3,037,121
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $10.64
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                               $6,190,691
  Shares outstanding                                                                          588,575
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $10.52
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

YEAR ENDED 12/31/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                  $2,346,461
  Dividends                                                                                      5,087
  Foreign taxes withheld                                                                          (865)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,350,683
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $287,565
  Distribution fee                                                                              14,142
  Shareholder servicing costs                                                                   14,040
  Administrative services fee                                                                    9,518
  Independent trustees' compensation                                                             2,112
  Custodian fee                                                                                 43,332
  Printing                                                                                      47,417
  Auditing fees                                                                                 54,917
  Legal fees                                                                                     2,789
  Shareholder solicitation expenses                                                             10,468
  Miscellaneous                                                                                  7,965
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $494,265
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,102)
  Reduction of expenses by investment adviser                                                 (136,144)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $356,019
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,994,664
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                     $457,875
  Futures contracts                                                                            (70,409)
  Foreign currency transactions                                                                 97,574
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                            $485,040
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $(2,026,783)
  Futures contracts                                                                             33,662
  Swap transactions                                                                                (26)
  Translation of assets and liabilities in foreign currencies                                  201,127
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(1,792,020)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(1,306,980)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $687,684
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                                                       2005                     2004
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,994,664              $2,118,514
Net realized gain (loss) on investments and foreign currency transactions                     485,040               1,337,331
Net unrealized gain (loss) on investments and foreign currency translation                 (1,792,020)               (735,854)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $687,684              $2,719,991
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(2,203,761)            $(1,839,639)
  Service Class                                                                              (361,504)               (538,335)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                              (115,412)                     --
  Service Class                                                                               (19,697)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(2,700,374)            $(2,377,974)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $2,326,808             $(7,136,351)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                   $314,118             $(6,794,334)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    $38,200,019             $44,994,353
At end of period (including undistributed net investment income of $1,882,137 and
$2,069,963, respectively)                                                                 $38,514,137             $38,200,019
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

INITIAL CLASS
                                                                                    YEARS ENDED 12/31
                                                         ---------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $11.25          $11.02          $10.53          $10.09         $10.01
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.56           $0.59           $0.55           $0.50          $0.50
Net realized and unrealized gain (loss) on
investments and foreign currency                          (0.37)           0.22            0.51            0.32          (0.04)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.19           $0.81           $1.06           $0.82          $0.46
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.76)         $(0.58)         $(0.57)         $(0.38)        $(0.38)
From net realized gain on investments and foreign
currency transactions                                     (0.04)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.80)         $(0.58)         $(0.57)         $(0.38)        $(0.38)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.64          $11.25          $11.02          $10.53         $10.09
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                 1.89            7.73           10.38            8.40           4.75
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.25            1.08            1.11            1.10           1.12
Expenses after expense reductions (f)                      0.90            0.90            0.90            0.90           0.92
Net investment income                                      5.24            5.41            5.16            4.85           4.99
Portfolio turnover                                           64              69             146             249            171
Net assets at end of period (000 Omitted)               $32,323         $33,700         $35,888         $37,505        $47,484
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                    YEARS ENDED 12/31
                                                        ----------------------------------------------------------------------
                                                           2005            2004            2003            2002           2001
Net asset value, beginning of period                     $11.13          $10.91          $10.45          $10.03          $9.97
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.53           $0.57           $0.52           $0.44          $0.45
Net realized and unrealized gain (loss) on
investments and foreign currency                          (0.37)           0.21            0.50            0.36          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $0.16           $0.78           $1.02           $0.80          $0.44
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.73)         $(0.56)         $(0.56)         $(0.38)        $(0.38)
From net realized gain on investments and foreign
currency transactions                                     (0.04)             --              --              --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.77)         $(0.56)         $(0.56)         $(0.38)        $(0.38)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $10.52          $11.13          $10.91          $10.45         $10.03
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                 1.62            7.54           10.10            8.19           4.56
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.50            1.32            1.36            1.35           1.32
Expenses after expense reductions (f)                      1.15            1.14            1.15            1.15           1.12
Net investment income                                      4.99            5.01            4.86            4.50           4.64
Portfolio turnover                                           64              69             146             249            171
Net assets at end of period (000 Omitted)                $6,191          $4,500          $9,106          $3,390           $339
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of December 31, 2005, there were 34 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated bid price as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at settlement price as reported by an independent pricing service on the exchange on which they are primarily traded. For futures contracts in which there were no sales during the day, futures contracts are generally valued at the last quoted bid price as reported by an independent pricing service on the exchange on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices based on rates reported by an independent pricing service. Swaps are generally valued on the basis of quotations from brokers and dealers. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts, swap agreements, and futures contracts.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

The series may enter into credit default swaps to limit or to reduce risk exposure of the series to defaults of corporate and sovereign issuers. The series may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the series is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions declared to shareholders is as follows:

                                              12/31/05      12/31/04

          Ordinary income (including any
          short-term capital gains)         $2,565,265    $2,377,974
          Long-term capital gain               135,109            --
          ----------------------------------------------------------
          Total distributions               $2,700,374    $2,377,974

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF DECEMBER 31, 2005

          Cost of investments                            $37,925,043
          ----------------------------------------------------------
          Gross appreciation                                $646,358
          Gross (depreciation)                              (772,089)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(125,731)
          Undistributed ordinary income                    2,068,165
          Undistributed long-term capital gain               193,792
          Post-October capital loss deferral                 (75,572)
          Other temporary differences                        (68,942)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

                                           EFFECTIVE
                                           BEGINNING       EFFECTIVE
                                           OF PERIOD         8/01/05

          First $1 billion of average
          daily net assets                     0.75%           0.75%

          Average daily net assets
          in excess of $1 billion              0.75%           0.65%

The management fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has contractually agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. For the year ended December 31, 2005 this reduction amounted to $135,959 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until May 1, 2006.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the year ended December 31, 2005, the fee was $13,419, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the year ended December 31, 2005, these costs amounted to $506.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the series' annual fixed amount is $10,000.

The administrative services fee incurred for the year ended December 31, 2005 was equivalent to an annual effective rate of 0.0248% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the series, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $185, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                             PURCHASES         SALES

          U.S. government securities        $4,551,292    $3,331,739
          ----------------------------------------------------------
          Investments (non-U.S. government
          securities)                      $21,978,221   $20,184,566
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                             Year ended 12/31/05           Year ended 12/31/04
                                                                            SHARES         AMOUNT         SHARES         AMOUNT
INITIAL CLASS SHARES
Shares sold                                                                  564,180      $6,065,128       604,373      $6,619,896
Shares issued to shareholders in reinvestment of distributions               224,075       2,319,173       175,706       1,839,639
Shares reacquired                                                           (745,845)     (8,030,315)   (1,041,132)    (11,244,960)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                    42,410        $353,986      (261,053)    $(2,785,425)

SERVICE CLASS SHARES
Shares sold                                                                  222,027      $2,383,290       295,864      $3,199,156
Shares issued to shareholders in reinvestment of distributions                37,191         381,201        51,913         538,335
Shares reacquired                                                            (75,102)       (791,669)     (777,967)     (8,088,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                   184,116      $1,972,822      (430,190)    $(4,350,926)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the year ended December 31, 2005 was $246, and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the year ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Variable Insurance Trust and the Shareholders of MFS Strategic Income Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Strategic Income Series (the "Series") (one of the series constituting MFS Variable Insurance Trust) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Strategic Income Series as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2006

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

                                  POSITION(s) HELD       TRUSTEE/OFFICER      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                        OTHER DIRECTORSHIPS(2)
-------------------               ----------------        --------------   --------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee                   February 2004      Massachusetts Financial Services Company, Chief
(born 10/20/63)                                                            Executive Officer, President, Chief Investment Officer
                                                                           and Director

Robert C. Pozen(3)            Trustee                   February 2004      Massachusetts Financial Services Company, Chairman
(born 08/08/46)                                                            (since February 2004); Secretary of Economic Affairs,
                                                                           The Commonwealth of Massachusetts (January 2002 to
                                                                           December 2002); Fidelity Investments, Vice Chairman
                                                                           (June 2000 to December 2001); Fidelity Management &
                                                                           Research Company (investment adviser), President (March
                                                                           1997 to July 2001); Bell Canada Enterprises
                                                                           (telecommunications), Director; Medtronic, Inc. (medical
                                                                           technology), Director; Telesat (satellite
                                                                           communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of      February 1992      Private investor; Eastern Enterprises (diversified
(born 05/01/36)               Trustees                                     services company), Chairman, Trustee and Chief Executive
                                                                           Officer (until November 2000)

Robert E. Butler(4)           Trustee                   January 2006       Consultant - regulatory and compliance matters (since
(born 11/29/41)                                                            July 2002); PricewaterhouseCoopers LLP (professional
                                                                           services firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.        Trustee                   August 1993        Brigham and Women's Hospital, Senior Cardiac Surgeon,
(born 03/11/37)                                                            Chief of Cardiac Surgery (until 2005); Harvard Medical
                                                                           School, Professor of Surgery; Brigham and Women's
                                                                           Hospital Physicians' Organization, Chair (2000 to 2004)

David H. Gunning              Trustee                   January 2004       Cleveland-Cliffs Inc. (mining products and service
(born 05/30/42)                                                            provider), Vice Chairman/Director (since April 2001);
                                                                           Encinitos Ventures (private investment company),
                                                                           Principal (1997 to April 2001); Lincoln Electric
                                                                           Holdings, Inc. (welding equipment manufacturer),
                                                                           Director

William R. Gutow              Trustee                   December 1993      Private investor and real estate consultant; Capitol
(born 09/27/41)                                                            Entertainment Management Company (video franchise), Vice
                                                                           Chairman

Michael Hegarty               Trustee                   December 2004      Retired; AXA Financial (financial services and
(born 12/21/44)                                                            insurance), Vice Chairman and Chief Operating Officer
                                                                           (until May 2001); The Equitable Life Assurance Society
                                                                           (insurance), President and Chief Operating Officer
                                                                           (until May 2001)

Amy B. Lane                   Trustee                   January 2004       Retired; Merrill Lynch & Co., Inc., Managing Director,
(born 02/08/53)                                                            Investment Banking Group (1997 to February 2001);
                                                                           Borders Group, Inc. (book and music retailer), Director;
                                                                           Federal Realty Investment Trust (real estate investment
                                                                           trust), Trustee

Lawrence T. Perera            Trustee                   July 1981          Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt              Trustee                   August 1993        Insight Resources, Inc. (acquisition planning
(born 09/23/38)                                                            specialists), President; Wellfleet Investments (investor
                                                                           in health care companies), Managing General Partner
                                                                           (since 1993); Cambridge Nutraceuticals (professional
                                                                           nutritional products), Chief Executive Officer (until
                                                                           May 2001)

Laurie J. Thomsen             Trustee                   March 2005         Private investor; Prism Venture Partners (venture
(born 08/05/57)                                                            capital), Co-founder and General Partner (until June
                                                                           2004); St. Paul Travelers Companies (commercial property
                                                                           liability insurance), Director

Robert W. Uek                 Trustee                   January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 05/18/41)                                                            (professional services firm), Partner (until 1999);
                                                                           Consultant to investment company industry (since 2000);
                                                                           TT International Funds (mutual fund complex), Trustee
                                                                           (2000 until 2005); Hillview Investment Trust II Funds
                                                                           (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(3)             President                 November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                            President and Chief Regulatory Officer (since March
                                                                           2004); Fidelity Management & Research Company, Vice
                                                                           President (prior to March 2004); Fidelity Group of
                                                                           Funds, President and Treasurer (prior to March 2004)

Tracy Atkinson(3)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004); PricewaterhouseCoopers
                                                                           LLP, Partner (prior to September 2004)

Christopher R. Bohane(3)      Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)                Assistant Clerk                              and Senior Counsel (since April 2003); Kirkpatrick &
                                                                           Lockhart LLP (law firm), Associate (prior to April
                                                                           2003); Nvest Services Company, Assistant Vice President
                                                                           and Associate Counsel (prior to January 2001)

Ethan D. Corey(3)             Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               Assistant Clerk                              Counsel (since December 2004); Dechert LLP (law firm),
                                                                           Counsel (prior to December 2004)

David L. DiLorenzo(3)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                             (since June 2005); JP Morgan Investor Services, Vice
                                                                           President (January 2001 to June 2005); State Street
                                                                           Bank, Vice President and Corporate Audit Manager (prior
                                                                           to January 2001)

Timothy M. Fagan(3)           Assistant Secretary and   September 2005     Massachusetts Financial Services Company, Vice President
(born 7/10/68)                Assistant Clerk                              and Senior Counsel (since September 2005); John Hancock
                                                                           Advisers, LLC, Vice President and Chief Compliance
                                                                           Officer (September 2004 to August 2005), Senior Attorney
                                                                           (prior to September 2004); John Hancock Group of Funds,
                                                                           Vice President and Chief Compliance Officer (September
                                                                           2004 to December 2004)

Mark D. Fischer(3)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                            (since May 2005); JP Morgan Investment Management
                                                                           Company, Vice President (prior to May 2005)

Brian T. Hourihan(3)          Assistant Secretary and   September 2004     Massachusetts Financial Services Company, Vice
(born 11/11/64)               Assistant Clerk                              President, Senior Counsel and Assistant Secretary (since
                                                                           June 2004); Affiliated Managers Group, Inc., Chief Legal
                                                                           Officer/Centralized Compliance Program (January to April
                                                                           2004); Fidelity Research & Management Company, Assistant
                                                                           General Counsel (prior to January 2004)

Ellen Moynihan(3)             Assistant Treasurer       April 1997         Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)            Assistant Secretary and   May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               Assistant Clerk                              President and Associate General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)

Susan A. Pereira(3)           Assistant Secretary and   July 2005          Massachusetts Financial Services Company, Vice President
(born 11/05/70)               Assistant Clerk                              and Senior Counsel (since June 2004); Bingham McCutchen
                                                                           LLP (law firm), Associate (January 2001 to June 2004);
                                                                           Preti, Flaherty, Beliveau, Pachios & Haley, LLC,
                                                                           Associate (prior to January 2001)

Mark N. Polebaum(3)           Secretary and Clerk       January 2006       Massachusetts Financial Services Company, Executive Vice
(born 05/01/52)                                                            President, General Counsel and Secretary (since January
                                                                           2006); Wilmer Cutler Pickering Hale and Dorr LLP (law
                                                                           firm), Partner (prior to January 2006)

Frank L. Tarantino            Independent Chief         June 2004          Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)

James O. Yost(3)              Assistant Treasurer       September 1990     Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(4) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and
    2005, MFS paid Mr. Butler a total of $351,119.29.

Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Ives, Sherratt and Uek and Mses. Lane and Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December
31, 2005, each Trustee served as a board member of 98 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                                 CUSTODIANS
Massachusetts Financial Services Company                           State Street Bank and Trust Company
500 Boylston Street, Boston, MA                                    225 Franklin Street, Boston, MA 02110
02116-3741
                                                                   JP Morgan Chase Bank
DISTRIBUTOR                                                        One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                        New York, New York 10081
500 Boylston Street, Boston, MA
02116-3741                                                         INDEPENDENT REGISTERED PUBLIC
                                                                   ACCOUNTING FIRM
PORTFOLIO MANAGERS                                                 Deloitte & Touche LLP
James Calmas                                                       200 Berkeley Street, Boston, MA 02116
Robert Persons
Scott Richards
Matthew Ryan
Erik Weisman

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 59th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Initial Class shares was in the 46th percentile for the one-year period and the 58th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Initial Class shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower and the Fund's total expense ratio was higher, than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Based on these considerations, at the request of the Trustees, MFS agreed to implement an advisory fee breakpoint to reduce the Fund's annual advisory fee rate by 0.10% on net assets over $1 billion, effective August 1, 2005.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name under "Variable Insurance Trust" on the "Products & Performance" page on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The series designates $135,109 as capital gain dividends paid during the fiscal year.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VWG-ANN 02/06 4M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, J. Atwood Ives and Robert W. Uek and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, Ives and Uek and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended December 31, 2005 and 2004, audit fees billed to the Funds by Deloitte were as follows:

                                                            Audit Fees
      FEES BILLED BY DELOITTE:                     2005           2004
                                                   ----           ----

      MFS Capital Opportunities Series          $35,396        $31,810
      MFS Emerging Growth Series                 35,396         31,810
      MFS Global Equity Series                   34,764         31,235
      MFS High Income Series                     44,251         39,860
      MFS Investors Growth Stock Series          34,764         31,235
      MFS Investors Trust Series                 34,764         31,235
      MFS Mid Cap Growth Series                  34,764         31,235
      MFS Money Market Series                    20,216         18,010
      MFS New Discovery Series                   35,396         31,235
      MFS Research Bond Series                   44,251         39,860
      MFS Research International Series*         10,000            N/A
      MFS Research Series                        35,396         31,810
      MFS Strategic Income Series                44,251         39,860
      MFS Total Return Series                    46,781         42,160
      MFS Utilities Series                       34,764         31,235
      MFS Value Series                           35,396         31,810
                                               --------       --------
               TOTAL                           $560,550       $494,400

*The MFS Research International Series commenced operations on April 29, 2005.

For the fiscal years ended December 30, 2005 and 2004, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:


                                         Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
    FEES BILLED BY DELOITTE:              2005           2004          2005          2004             2005          2004
                                          ----           ----          ----          ----             ----          ----
    MFS Capital                          $2,400         $2,400        $6,750         $6,550             $0            $0
    Opportunities Series
    MFS Emerging Growth                   2,400          2,400         6,750          6,550              0             0
    Series
    MFS Global Equity Series              2,400          2,400         6,750          6,550              0             0
    MFS High Income Series                2,400          2,400         6,750          6,550              0             0
    MFS Investors Growth                  2,400          2,400         6,750          6,550              0             0
    Stock Series
    MFS Investors Trust                   2,400          2,400         6,750          6,550              0             0
    Series
    MFS Mid Cap Growth                    2,400          2,400         6,750          6,550              0             0
    Series
    MFS Money Market                      2,400          2,400         6,750          6,550              0             0
    Series
    MFS New Discovery                     2,400          2,400         6,750          6,550              0             0
    Series
    MFS Research Bond                     2,400          2,400         6,750          6,550              0             0
    Series
    MFS Research                              0            N/A         4,000            N/A              0           N/A
    International Series*
    MFS Research Series                   2,400          2,400         6,750          6,550              0             0
    MFS Strategic Income                  2,400          2,400         6,750          6,550              0             0
    Series
    MFS Total Return Series               2,400          2,400         6,750          6,550              0             0
    MFS Utilities Series                  2,400          2,400         6,750          6,550              0             0
    MFS Value Series                      2,400          2,400         6,750          6,550              0             0

  * The MFS Research International Series commenced operations on April 29, 2005.


    To MFS and MFS Related             $841,371     $1,046,170            $0        $67,000       $403,825      $572,500
    Entities of MFS Capital
    Opportunities Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of  MFS Emerging
    Growth Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Global
    Equity Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS High
    Income Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Investors
    Growth Stock Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Investors
    Trust Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Mid Cap
    Growth Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Money
    Market Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS New
    Discovery Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Research
    Bond Series*
    To MFS and MFS Related              841,371              0             0              0        403,825             0
    Entities of MFS Research
    International Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Research Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Strategic
    Income Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Total
    Return Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Utilities
    Series*
    To MFS and MFS Related              841,371      1,046,170             0         67,000        403,825       572,500
    Entities of MFS Value
    Series*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                                 2005                         2004
       To MFS Capital                         $1,287,792                   $1,723,070
       Opportunities Series, MFS
       and MFS Related Entities#

       To MFS Emerging                         1,287,792                    1,723,070
       Growth Series, MFS and
       MFS Related Entities#

       To MFS Global Equity                    1,287,792                    1,723,070
       Series, MFS and MFS
       Related Entities#

       To MFS High Income                      1,287,792                    1,723,070
       Series, MFS and MFS
       Related Entities#

       To MFS Investors                        1,287,792                    1,723,070
       Growth Stock Series,
       MFS and MFS Related
       Entities#


       To MFS Investors                        1,287,792                    1,723,070
       Trust Series, MFS and
       MFS Related Entities#


       To MFS Mid Cap                          1,287,792                    1,723,070
       Growth Series, MFS
       and MFS Related
       Entities#


       To MFS Money Market                     1,287,792                    1,723,070
       Series, MFS and MFS
       Related Entities#


       To MFS New Discovery                    1,287,792                    1,723,070
       Series, MFS and MFS
       Related Entities#


       To MFS Research Bond                    1,287,792                    1,723,070
       Series, MFS and MFS
       Related Entities#


       To MFS Research                         1,287,792                            0
       International Series,
       MFS and MFS Related
       Entities#


       To MFS Research Series,                 1,287,792                    1,723,070
       MFS and MFS Related
       Entities#


       To MFS Strategic Income                 1,287,792                    1,723,070
       Series, MFS and  MFS
       Related Entities#


       To MFS Total Return                     1,287,792                    1,723,070
       Series, MFS and  MFS
       Related Entities#


       To MFS Utilities Series,                1,287,792                    1,723,070
       MFS and MFS Related
       Entities#


       To MFS Value Series,                    1,287,792                    1,723,070
       MFS and MFS Related
       Entities#


  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 17, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 17, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 17, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.